UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc .

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Laura E. Simpson	Nathan Briggs
Artisan Partners Funds, Inc.	Simpson Thacher & Bartlett LLP
875 East Wisconsin Avenue, Suite 800	900 G Street, N.W.
Milwaukee, Wisconsin 53202	Washington, D.C. 20001

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30/25

Date of reporting period: 9/30/25

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders.

(a) Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”).

Annual Shareholder Report September 30, 2025 Investor Shares | ARTYX

This annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Developing World Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Developing World Fund - Investor Shares	$142	1.29%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Developing World Fund returned 19.47%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 17.32% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, emerging markets outperformed Europe but slightly trailed the US, although all three markets closed the period with double-digit gains. Country-level returns were broadly positive during the period. China was the top contributor in the MSCI Emerging Markets Index, while India was the most significant detractor.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Developing World Fund.

•  Top contributors within the portfolio during the period included Sea, Crowdstrike, Grab Holdings, Tencent and Netflix.

•  Bottom contributors during the period included Meituan, PDD Holdings, LVMH, WiseTech Global and ASML Holding.

Key Fund Statistics

Dollar values in thousands

Net Assets	$4,368,812
Number of Portfolio Holdings	36
Total Investment Advisory Fees (net of waivers and reimbursements)	$39,461
Annual Portfolio Turnover Rate	77.88%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $35,652
MSCI Emerging Markets Index - $21,566
40,000
35,000
30,000
25,000
20,000
15,000
10,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	19.47%	4.60%	13.56%
MSCI Emerging Markets Index	17.32	7.02	7.99

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

Pacific Basin - 10.6%
Americas - 34.0%
Emerging Markets - 43.8%
Europe - 7.9%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	1.5%
Chinese yuan renminbi offshore	2.2
Euro	6.8
Hong Kong dollar	9.2
Indian rupee	7.2
U.S. dollar	73.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Consumer Discretionary
29.1%
Financials
20.2%
Information Technology
19.4%
Communication Services
8.5%
Industrials
6.6%
Consumer Staples
5.4%
Health Care
4.6%
Short-Term Investment
3.3%
Real Estate
2.9%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Tencent Holdings Ltd.	China	6.1%
Sea Ltd.	Singapore	5.9
MercadoLibre, Inc.	Brazil	5.8
Visa, Inc.	United States	4.7
Adyen NV	Netherlands	4.4
Crowdstrike Holdings, Inc.	United States	4.4
MakeMyTrip Ltd.	India	4.3
NVIDIA Corp.	United States	3.6
Coca-Cola Co. (The)	United States	3.4
NU Holdings Ltd.	Brazil	3.4
Total		46.0%

Artisan Developing World Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  ARTYX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDYX

This annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Developing World Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Developing World Fund - Advisor Shares	$124	1.13%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Developing World Fund returned 19.72%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 17.32% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, emerging markets outperformed Europe but slightly trailed the US, although all three markets closed the period with double-digit gains. Country-level returns were broadly positive during the period. China was the top contributor in the MSCI Emerging Markets Index, while India was the most significant detractor.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Developing World Fund.

•  Top contributors within the portfolio during the period included Sea, Crowdstrike, Grab Holdings, Tencent and Netflix.

•  Bottom contributors during the period included Meituan, PDD Holdings, LVMH, WiseTech Global and ASML Holding.

Key Fund Statistics

Dollar values in thousands

Net Assets	$4,368,812
Number of Portfolio Holdings	36
Total Investment Advisory Fees (net of waivers and reimbursements)	$39,461
Annual Portfolio Turnover Rate	77.88%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $907,738
MSCI Emerging Markets Index - $539,138
1,000,000
900,000
800,000
700,000
600,000
500,000
400,000
300,000
200,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	19.72%	4.78%	13.76%
MSCI Emerging Markets Index	17.32	7.02	7.99

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	1.5%
Chinese yuan renminbi offshore	2.2
Euro	6.8
Hong Kong dollar	9.2
Indian rupee	7.2
U.S. dollar	73.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Tencent Holdings Ltd.	China	6.1%
Sea Ltd.	Singapore	5.9
MercadoLibre, Inc.	Brazil	5.8
Visa, Inc.	United States	4.7
Adyen NV	Netherlands	4.4
Crowdstrike Holdings, Inc.	United States	4.4
MakeMyTrip Ltd.	India	4.3
NVIDIA Corp.	United States	3.6
Coca-Cola Co. (The)	United States	3.4
NU Holdings Ltd.	Brazil	3.4
Total		46.0%

Artisan Developing World Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDYX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHYX

This annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Developing World Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Developing World Fund - Institutional Shares	$114	1.04%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Developing World Fund returned 19.81%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 17.32% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, emerging markets outperformed Europe but slightly trailed the US, although all three markets closed the period with double-digit gains. Country-level returns were broadly positive during the period. China was the top contributor in the MSCI Emerging Markets Index, while India was the most significant detractor.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Developing World Fund.

•  Top contributors within the portfolio during the period included Sea, Crowdstrike, Grab Holdings, Tencent and Netflix.

•  Bottom contributors during the period included Meituan, PDD Holdings, LVMH, WiseTech Global and ASML Holding.

Key Fund Statistics

Dollar values in thousands

Net Assets	$4,368,812
Number of Portfolio Holdings	36
Total Investment Advisory Fees (net of waivers and reimbursements)	$39,461
Annual Portfolio Turnover Rate	77.88%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $3,665,230
MSCI Emerging Markets Index - $2,156,552
4,000,000
3,500,000
3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	19.81%	4.87%	13.87%
MSCI Emerging Markets Index	17.32	7.02	7.99

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	1.5%
Chinese yuan renminbi offshore	2.2
Euro	6.8
Hong Kong dollar	9.2
Indian rupee	7.2
U.S. dollar	73.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Tencent Holdings Ltd.	China	6.1%
Sea Ltd.	Singapore	5.9
MercadoLibre, Inc.	Brazil	5.8
Visa, Inc.	United States	4.7
Adyen NV	Netherlands	4.4
Crowdstrike Holdings, Inc.	United States	4.4
MakeMyTrip Ltd.	India	4.3
NVIDIA Corp.	United States	3.6
Coca-Cola Co. (The)	United States	3.4
NU Holdings Ltd.	Brazil	3.4
Total		46.0%

Artisan Developing World Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHYX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | APFOX

This annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Emerging Markets Debt Opportunities Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares	$133	1.26%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Emerging Markets Debt Opportunities Fund returned 11.57%. The Fund compares its performance to the JPM EMBI Global Diversified Index, which returned 8.52% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. Emerging Markets hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads remain near historic lows, reflecting investor appetite for risk in a resilient global macro environment on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar, while hard currency debt was the top-performing sector within EMD for the period.

• Uncertainty surrounding US tariff policy remains at the forefront of global market headlines. Meanwhile, the Federal Reserve delivered its long-awaited rate cut at its September 2025 meeting. The general direction of global rates remains downwards, as both developed market and emerging market central banks have broadly cut rates throughout the year, but meaningful differences in near-term forecasts across countries and regions provide potential opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Emerging Markets Debt Opportunities Fund.

• Top contributors to the portfolio’s absolute performance during the period included exposures to Egyptian currency, Uzbekistani currency, and Bahamian sovereign credit.

• Bottom contributors within the portfolio during the period included exposures to Indonesian currency, Czech rates, and Ukrainian sovereign credit.

Key Fund Statistics

Dollar values in thousands

Net Assets	$134,758
Number of Portfolio Holdings	256
Total Investment Advisory Fees (net of waivers and reimbursements)	$451
Annual Portfolio Turnover Rate	91.58%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $14,578
JP Morgan EMB Hard Currency/Local Currency 50/50 Index - $12,173
JPM EMBI Global Diversified Index - $12,138
16,000
14,000
12,000
10,000
8,000
4/7/2022
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Investor Shares - (April 07, 2022)	11.57%	11.43%
JPM EMBI Global Diversified Index	8.52	5.72
JP Morgan EMB Hard Currency/Local Currency 50/50 Index	7.48	5.81

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

Other assets less liabilities - 29.2%
Sovereign Government Bonds - 48.1%
Common Stock - 0.0%
Convertible Bond - 0.1%
Bank Loans - 5.2%
Corporate Bonds - 17.4%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.2%
Egyptian pound	6.6
Euro	9.3
Indonesian rupiah	5.2
Nigerian naira	5.8
Peruvian nuevo sol	7.8
Romanian leu	3.7
U.S. dollar	52.5
Uruguayan peso	2.7
Uzbekistani som	2.8
Other	1.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sovereign Government Securities
51.2%
Short-Term Investments
24.8%
Financials
9.7%
Energy
7.1%
Industrials
2.8%
Materials
1.4%
Consumer Staples
1.0%
Consumer Discretionary
1.0%
Health Care
0.6%
Utilities
0.4%

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	7.3%
Commonwealth of the Bahamas	Bahamas	6.9
Romania Government Bond	Romania	5.7
Republic of Indonesia	Indonesia	4.9
Benin Government Bond	Benin	3.3
Republic of Iraq	Iraq	3.2
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.7
Papua New Guinea Government International Bond	Papua New Guinea	1.9
Suriname Government International Bond	Suriname	1.9
Republic of Zambia	Zambia	1.9
Total		39.7%

* Excludes short-term investments.

Artisan Emerging Markets Debt Opportunities Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  APFOX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third-party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.40% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDOX

This annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Emerging Markets Debt Opportunities Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares	$122	1.16%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Emerging Markets Debt Opportunities Fund returned 11.70%. The Fund compares its performance to the JPM EMBI Global Diversified Index, which returned 8.52% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. Emerging Markets hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads remain near historic lows, reflecting investor appetite for risk in a resilient global macro environment on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar, while hard currency debt was the top-performing sector within EMD for the period.

• Uncertainty surrounding US tariff policy remains at the forefront of global market headlines. Meanwhile, the Federal Reserve delivered its long-awaited rate cut at its September 2025 meeting. The general direction of global rates remains downwards, as both developed market and emerging market central banks have broadly cut rates throughout the year, but meaningful differences in near-term forecasts across countries and regions provide potential opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Emerging Markets Debt Opportunities Fund.

• Top contributors to the portfolio’s absolute performance during the period included exposures to Egyptian currency, Uzbekistani currency, and Bahamian sovereign credit.

• Bottom contributors within the portfolio during the period included exposures to Indonesian currency, Czech rates, and Ukrainian sovereign credit.

Key Fund Statistics

Dollar values in thousands

Net Assets	$134,758
Number of Portfolio Holdings	256
Total Investment Advisory Fees (net of waivers and reimbursements)	$451
Annual Portfolio Turnover Rate	91.58%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $365,480
JP Morgan EMB Hard Currency/Local Currency 50/50 Index - $304,333
JPM EMBI Global Diversified Index - $303,455
375,000
350,000
325,000
300,000
275,000
250,000
225,000
4/7/2022
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Advisor Shares - (April 07, 2022)	11.70%	11.52%
JPM EMBI Global Diversified Index	8.52	5.72
JP Morgan EMB Hard Currency/Local Currency 50/50 Index	7.48	5.81

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.2%
Egyptian pound	6.6
Euro	9.3
Indonesian rupiah	5.2
Nigerian naira	5.8
Peruvian nuevo sol	7.8
Romanian leu	3.7
U.S. dollar	52.5
Uruguayan peso	2.7
Uzbekistani som	2.8
Other	1.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	7.3%
Commonwealth of the Bahamas	Bahamas	6.9
Romania Government Bond	Romania	5.7
Republic of Indonesia	Indonesia	4.9
Benin Government Bond	Benin	3.3
Republic of Iraq	Iraq	3.2
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.7
Papua New Guinea Government International Bond	Papua New Guinea	1.9
Suriname Government International Bond	Suriname	1.9
Republic of Zambia	Zambia	1.9
Total		39.7%

* Excludes short-term investments.

Artisan Emerging Markets Debt Opportunities Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDOX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third-party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.40% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHOX

This annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Emerging Markets Debt Opportunities Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares	$117	1.11%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Emerging Markets Debt Opportunities Fund returned 11.74%. The Fund compares its performance to the JPM EMBI Global Diversified Index, which returned 8.52% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. Emerging Markets hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads remain near historic lows, reflecting investor appetite for risk in a resilient global macro environment on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar, while hard currency debt was the top-performing sector within EMD for the period.

• Uncertainty surrounding US tariff policy remains at the forefront of global market headlines. Meanwhile, the Federal Reserve delivered its long-awaited rate cut at its September 2025 meeting. The general direction of global rates remains downwards, as both developed market and emerging market central banks have broadly cut rates throughout the year, but meaningful differences in near-term forecasts across countries and regions provide potential opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Emerging Markets Debt Opportunities Fund.

• Top contributors to the portfolio’s absolute performance during the period included exposures to Egyptian currency, Uzbekistani currency, and Bahamian sovereign credit.

• Bottom contributors within the portfolio during the period included exposures to Indonesian currency, Czech rates, and Ukrainian sovereign credit.

Key Fund Statistics

Dollar values in thousands

Net Assets	$134,758
Number of Portfolio Holdings	256
Total Investment Advisory Fees (net of waivers and reimbursements)	$451
Annual Portfolio Turnover Rate	91.58%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $1,466,749
JP Morgan EMB Hard Currency/Local Currency 50/50 Index - $1,217,3
JPM EMBI Global Diversified Index - $1,213,821
1,500,000
1,400,000
1,300,000
1,200,000
1,100,000
1,000,000
900,000
4/7/2022
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Institutional Shares - (April 07, 2022)	11.74%	11.63%
JPM EMBI Global Diversified Index	8.52	5.72
JP Morgan EMB Hard Currency/Local Currency 50/50 Index	7.48	5.81

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.2%
Egyptian pound	6.6
Euro	9.3
Indonesian rupiah	5.2
Nigerian naira	5.8
Peruvian nuevo sol	7.8
Romanian leu	3.7
U.S. dollar	52.5
Uruguayan peso	2.7
Uzbekistani som	2.8
Other	1.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	7.3%
Commonwealth of the Bahamas	Bahamas	6.9
Romania Government Bond	Romania	5.7
Republic of Indonesia	Indonesia	4.9
Benin Government Bond	Benin	3.3
Republic of Iraq	Iraq	3.2
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.7
Papua New Guinea Government International Bond	Papua New Guinea	1.9
Suriname Government International Bond	Suriname	1.9
Republic of Zambia	Zambia	1.9
Total		39.7%

* Excludes short-term investments.

Artisan Emerging Markets Debt Opportunities Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHOX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third-party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.40% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | ARTUX

This annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Floating Rate Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Floating Rate Fund - Investor Shares	$124	1.20%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Floating Rate Fund returned 7.25%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 2.89% for the same period.

What factors affected the Fund's performance?

• Coupon income drove the majority of return in credit markets during the period, aided by attractive yields. From a price perspective, the average price of the loan index rose from 95.6 to 96.4, with discount margins tightening 47bps.

• By credit quality, B rated loans outperformed most other categories, gaining 7.5% for the period. BB rated loans gained 6.9%, while CCC/Split CCC loans lagged behind the other major rating segments, gaining 4.2%.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Floating Rate Fund.

• Top contributors within the portfolio included TKC Holdings Inc, Nexus Buyer LLC, Delta Topco Inc, GSM Holdings Inc, and Ancestry.com Operations Inc.

• Bottom contributors within the portfolio included SIRVA Worldwide Inc, Hearthside Food Solutions LLC, Renaissance Learning Inc, Dave & Buster’s Inc and Orchid Finco LLC.

Key Fund Statistics

Dollar values in thousands

Net Assets	$86,240
Number of Portfolio Holdings	102
Total Investment Advisory Fees (net of waivers and reimbursements)	$354
Annual Portfolio Turnover Rate	92.03%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $12,551
S&P UBS Leveraged Loan Index - $12,846
ICE BofA US Broad Market Index - $9,826
13,000
12,000
11,000
10,000
9,000
8,000
12/1/2021
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Investor Shares - (December 01, 2021)	7.25%	6.11%
ICE BofA US Broad Market Index	2.89	-0.46
S&P UBS Leveraged Loan Index	7.09	6.76

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

Other assets less liabilities - 7.1%
Warrant - 0.0%
Preferred Stock - 0.1%
Common Stocks - 0.8%
Corporate Bonds - 4.1%
Bank Loans - 87.9%

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Consumer Discretionary
30.4%
Financials
26.3%
Information Technology
17.3%
Industrials
11.3%
Materials
4.9%
Consumer Staples
3.3%
Short-Term Investment
2.9%
Real Estate
2.1%
Health Care
0.9%
Communication Services
0.6%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Forest City Enterprises LP First Lien Term Loan	United States	3.7%
TGP Holdings III LLC First Lien Term Loan	United States	3.6
GSM Holdings, Inc. First Lien Term Loan	United States	3.4
Arches Buyer, Inc. First Lien Term Loan	United States	3.0
Delta Topco, Inc. First Lien Term Loan	United States	2.8
Nexus Buyer LLC First Lien Term Loan	United States	2.7
X Corp. First Lien Term Loan B3	United States	2.4
1440 Foods Topco LLC First Lien Term Loan	United States	2.4
19th Holdings Golf LLC First Lien Term Loan	United States	2.3
TKC Holdings, Inc.	United States	2.1
Total		28.4%

Artisan Floating Rate Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  ARTUX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDUX

This annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Floating Rate Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Floating Rate Fund - Advisor Shares	$114	1.10%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Floating Rate Fund returned 7.37%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 2.89% for the same period.

What factors affected the Fund's performance?

• Coupon income drove the majority of return in credit markets during the period, aided by attractive yields. From a price perspective, the average price of the loan index rose from 95.6 to 96.4, with discount margins tightening 47bps.

• By credit quality, B rated loans outperformed most other categories, gaining 7.5% for the period. BB rated loans gained 6.9%, while CCC/Split CCC loans lagged behind the other major rating segments, gaining 4.2%.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Floating Rate Fund.

• Top contributors within the portfolio included TKC Holdings Inc, Nexus Buyer LLC, Delta Topco Inc, GSM Holdings Inc, and Ancestry.com Operations Inc.

• Bottom contributors within the portfolio included SIRVA Worldwide Inc, Hearthside Food Solutions LLC, Renaissance Learning Inc, Dave & Buster’s Inc and Orchid Finco LLC.

Key Fund Statistics

Dollar values in thousands

Net Assets	$86,240
Number of Portfolio Holdings	102
Total Investment Advisory Fees (net of waivers and reimbursements)	$354
Annual Portfolio Turnover Rate	92.03%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $314,727
S&P UBS Leveraged Loan Index - $321,157
ICE BofA US Broad Market Index - $245,650
325,000
300,000
275,000
250,000
225,000
200,000
12/1/2021
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Advisor Shares - (December 01, 2021)	7.37%	6.20%
ICE BofA US Broad Market Index	2.89	-0.46
S&P UBS Leveraged Loan Index	7.09	6.76

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Forest City Enterprises LP First Lien Term Loan	United States	3.7%
TGP Holdings III LLC First Lien Term Loan	United States	3.6
GSM Holdings, Inc. First Lien Term Loan	United States	3.4
Arches Buyer, Inc. First Lien Term Loan	United States	3.0
Delta Topco, Inc. First Lien Term Loan	United States	2.8
Nexus Buyer LLC First Lien Term Loan	United States	2.7
X Corp. First Lien Term Loan B3	United States	2.4
1440 Foods Topco LLC First Lien Term Loan	United States	2.4
19th Holdings Golf LLC First Lien Term Loan	United States	2.3
TKC Holdings, Inc.	United States	2.1
Total		28.4%

Artisan Floating Rate Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDUX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHUX

This annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Floating Rate Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Floating Rate Fund - Institutional Shares	$109	1.05%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Floating Rate Fund returned 7.43%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 2.89% for the same period.

What factors affected the Fund's performance?

• Coupon income drove the majority of return in credit markets during the period, aided by attractive yields. From a price perspective, the average price of the loan index rose from 95.6 to 96.4, with discount margins tightening 47bps.

• By credit quality, B rated loans outperformed most other categories, gaining 7.5% for the period. BB rated loans gained 6.9%, while CCC/Split CCC loans lagged behind the other major rating segments, gaining 4.2%.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Floating Rate Fund.

• Top contributors within the portfolio included TKC Holdings Inc, Nexus Buyer LLC, Delta Topco Inc, GSM Holdings Inc, and Ancestry.com Operations Inc.

• Bottom contributors within the portfolio included SIRVA Worldwide Inc, Hearthside Food Solutions LLC, Renaissance Learning Inc, Dave & Buster’s Inc and Orchid Finco LLC.

Key Fund Statistics

Dollar values in thousands

Net Assets	$86,240
Number of Portfolio Holdings	102
Total Investment Advisory Fees (net of waivers and reimbursements)	$354
Annual Portfolio Turnover Rate	92.03%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $1,261,088
S&P UBS Leveraged Loan Index - $1,284,628
ICE BofA US Broad Market Index - $982,601
1,500,000
1,000,000
500,000
12/1/2021
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Institutional Shares - (December 01, 2021)	7.43%	6.24%
ICE BofA US Broad Market Index	2.89	-0.46
S&P UBS Leveraged Loan Index	7.09	6.76

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Forest City Enterprises LP First Lien Term Loan	United States	3.7%
TGP Holdings III LLC First Lien Term Loan	United States	3.6
GSM Holdings, Inc. First Lien Term Loan	United States	3.4
Arches Buyer, Inc. First Lien Term Loan	United States	3.0
Delta Topco, Inc. First Lien Term Loan	United States	2.8
Nexus Buyer LLC First Lien Term Loan	United States	2.7
X Corp. First Lien Term Loan B3	United States	2.4
1440 Foods Topco LLC First Lien Term Loan	United States	2.4
19th Holdings Golf LLC First Lien Term Loan	United States	2.3
TKC Holdings, Inc.	United States	2.1
Total		28.4%

Artisan Floating Rate Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHUX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | ARTTX

This annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Focus Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Focus Fund - Investor Shares	$152	1.36%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Focus Fund returned 23.44%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains. From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights*

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Focus Fund.

• Top contributors within the portfolio during the period included: Siemens Energy, Rolly-Royce, General Electric, Microsoft and Broadcom.

• Bottom contributors during the period included: Safran, Moody’s, Eli Lilly, Equinix and Synopsys.

*For options, exposures have been delta-adjusted to determine contribution to return.

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,253,710
Number of Portfolio Holdings	42
Total Investment Advisory Fees (net of waivers and reimbursements)	$11,174
Annual Portfolio Turnover Rate	245.77%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $41,608
S&P 500® Index - $32,480
45,000
40,000
35,000
30,000
25,000
20,000
15,000
10,000
4/24/2017
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Investor Shares - (April 24, 2017)	23.44%	13.93%	18.41%
S&P 500® Index	17.60	16.47	14.99

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

Other assets less liabilities - 4.3%
Options Purchased - 4.6%
Common Stocks - 91.1%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.9%
Euro	7.3
U.S. dollar	85.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Industrials
33.8%
Information Technology
29.2%
Financials
15.5%
Communication Services
4.2%
Utilities
4.2%
Real Estate
3.3%
Short-Term Investment
3.3%
Health Care
3.0%
Consumer Discretionary
1.9%
Energy
1.6%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	10.7%
GE Aerospace	United States	9.7
NVIDIA Corp.	United States	8.4
Rolls-Royce Holdings plc	United Kingdom	6.8
Mastercard, Inc.	United States	5.1
Siemens Energy AG	Germany	4.9
Broadcom, Inc.	United States	4.6
Netflix, Inc.	United States	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	4.0
Howmet Aerospace, Inc.	United States	3.3
Total		61.7%

Artisan Focus Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  ARTTX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDTX

This annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Focus Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Focus Fund - Advisor Shares	$128	1.14%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Focus Fund returned 23.68%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains. From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights*

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Focus Fund.

• Top contributors within the portfolio during the period included: Siemens Energy, Rolly-Royce, General Electric, Microsoft and Broadcom.

• Bottom contributors during the period included: Safran, Moody’s, Eli Lilly, Equinix and Synopsys.

*For options, exposures have been delta-adjusted to determine contribution to return.

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,253,710
Number of Portfolio Holdings	42
Total Investment Advisory Fees (net of waivers and reimbursements)	$11,174
Annual Portfolio Turnover Rate	245.77%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $691,449
S&P 500® Index - $667,879
700,000
600,000
500,000
400,000
300,000
200,000
7/31/2018
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Advisor Shares - (July 31, 2018)	23.68%	14.12%	15.25%
S&P 500® Index	17.60	16.47	14.69

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.9%
Euro	7.3
U.S. dollar	85.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	10.7%
GE Aerospace	United States	9.7
NVIDIA Corp.	United States	8.4
Rolls-Royce Holdings plc	United Kingdom	6.8
Mastercard, Inc.	United States	5.1
Siemens Energy AG	Germany	4.9
Broadcom, Inc.	United States	4.6
Netflix, Inc.	United States	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	4.0
Howmet Aerospace, Inc.	United States	3.3
Total		61.7%

Artisan Focus Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDTX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHTX

This annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Focus Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Focus Fund - Institutional Shares	$119	1.06%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Focus Fund returned 23.81%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains. From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights*

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Focus Fund.

• Top contributors within the portfolio during the period included: Siemens Energy, Rolly-Royce, General Electric, Microsoft and Broadcom.

• Bottom contributors during the period included: Safran, Moody’s, Eli Lilly, Equinix and Synopsys.

*For options, exposures have been delta-adjusted to determine contribution to return.

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,253,710
Number of Portfolio Holdings	42
Total Investment Advisory Fees (net of waivers and reimbursements)	$11,174
Annual Portfolio Turnover Rate	245.77%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $2,182,615
S&P 500® Index - $2,246,953
2,500,000
2,000,000
1,500,000
1,000,000
2/3/2020
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Institutional Shares - (February 3, 2020)	23.81%	14.22%	14.79%
S&P 500® Index	17.60	16.47	15.38

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.9%
Euro	7.3
U.S. dollar	85.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	10.7%
GE Aerospace	United States	9.7
NVIDIA Corp.	United States	8.4
Rolls-Royce Holdings plc	United Kingdom	6.8
Mastercard, Inc.	United States	5.1
Siemens Energy AG	Germany	4.9
Broadcom, Inc.	United States	4.6
Netflix, Inc.	United States	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	4.0
Howmet Aerospace, Inc.	United States	3.3
Total		61.7%

Artisan Focus Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHTX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | APFDX

This annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Discovery Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Discovery Fund - Investor Shares	$149	1.40%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Global Discovery Fund returned 12.92%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Discovery Fund.

• Top contributors within the portfolio during the period included Babcock International, iRhythm, Spotify, Sea Limited and argenx.

•  Bottom contributors during the period included PROCEPT BioRobotics, Techtronic Industries, Twist Bioscience, Saia and adidas.

Key Fund Statistics

Dollar values in thousands

Net Assets	$206,856
Number of Portfolio Holdings	63
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,268
Annual Portfolio Turnover Rate	67.34%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $25,764
MSCI ACWI Index - $24,017
MSCI ACWI Small Mid Index - $19,289
30,000
25,000
20,000
15,000
10,000
5,000
8/21/2017
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Investor Shares - (August 21, 2017)	12.92%	6.83%	12.38%
MSCI ACWI Index	17.27	13.54	11.41
MSCI ACWI Small Mid Index	12.92	11.00	8.44

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

Pacific Basin - 2.9%
Europe - 29.0%
Americas - 63.1%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	8.9%
Canadian dollar	1.5
Danish krone	1.8
Euro	5.3
Swedish krona	0.5
Swiss franc	3.8
U.S. dollar	78.2
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Health Care
27.4%
Information Technology
20.1%
Industrials
19.3%
Consumer Discretionary
11.3%
Communication Services
6.5%
Short-Term Investment
4.3%
Financials
4.1%
Real Estate
2.3%
Consumer Staples
2.1%
Materials
1.8%
Energy
0.8%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Babcock International Group plc	United Kingdom	4.4%
Argenx SE	Netherlands	4.2
Ascendis Pharma A/S	Denmark	4.1
iRhythm Technologies, Inc.	United States	3.2
Sea Ltd.	Singapore	2.9
Insmed, Inc.	United States	2.4
Live Nation Entertainment, Inc.	United States	2.4
West Pharmaceutical Services, Inc.	United States	2.4
Liberty Media Corp-Liberty Formula One	United States	2.3
Modine Manufacturing Co.	United States	2.2
Total		30.5%

Artisan Global Discovery Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  APFDX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDDX

This annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Discovery Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Discovery Fund - Advisor Shares	$138	1.30%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Global Discovery Fund returned 13.01%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Discovery Fund.

• Top contributors within the portfolio during the period included Babcock International, iRhythm, Spotify, Sea Limited and argenx.

•  Bottom contributors during the period included PROCEPT BioRobotics, Techtronic Industries, Twist Bioscience, Saia and adidas.

Key Fund Statistics

Dollar values in thousands

Net Assets	$206,856
Number of Portfolio Holdings	63
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,268
Annual Portfolio Turnover Rate	67.34%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $430,058
MSCI ACWI Index - $482,075
MSCI ACWI Small Mid Index - $410,526
500,000
400,000
300,000
200,000
2/3/2020
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Advisor Shares - (February 3, 2020)	13.01%	6.93%	10.06%
MSCI ACWI Index	17.27	13.54	12.31
MSCI ACWI Small Mid Index	12.92	11.00	9.16

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	8.9%
Canadian dollar	1.5
Danish krone	1.8
Euro	5.3
Swedish krona	0.5
Swiss franc	3.8
U.S. dollar	78.2
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Babcock International Group plc	United Kingdom	4.4%
Argenx SE	Netherlands	4.2
Ascendis Pharma A/S	Denmark	4.1
iRhythm Technologies, Inc.	United States	3.2
Sea Ltd.	Singapore	2.9
Insmed, Inc.	United States	2.4
Live Nation Entertainment, Inc.	United States	2.4
West Pharmaceutical Services, Inc.	United States	2.4
Liberty Media Corp-Liberty Formula One	United States	2.3
Modine Manufacturing Co.	United States	2.2
Total		30.5%

Artisan Global Discovery Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDDX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHDX

This annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Discovery Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Discovery Fund - Institutional Shares	$116	1.09%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Global Discovery Fund returned 13.25%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Discovery Fund.

• Top contributors within the portfolio during the period included Babcock International, iRhythm, Spotify, Sea Limited and argenx.

•  Bottom contributors during the period included PROCEPT BioRobotics, Techtronic Industries, Twist Bioscience, Saia and adidas.

Key Fund Statistics

Dollar values in thousands

Net Assets	$206,856
Number of Portfolio Holdings	63
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,268
Annual Portfolio Turnover Rate	67.34%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $1,738,791
MSCI ACWI Index - $1,928,301
MSCI ACWI Small Mid Index - $1,642,103
2,000,000
1,750,000
1,500,000
1,250,000
1,000,000
2/3/2020
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Institutional Shares - (February 3, 2020)	13.25%	7.16%	10.27%
MSCI ACWI Index	17.27	13.54	12.31
MSCI ACWI Small Mid Index	12.92	11.00	9.16

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	8.9%
Canadian dollar	1.5
Danish krone	1.8
Euro	5.3
Swedish krona	0.5
Swiss franc	3.8
U.S. dollar	78.2
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Babcock International Group plc	United Kingdom	4.4%
Argenx SE	Netherlands	4.2
Ascendis Pharma A/S	Denmark	4.1
iRhythm Technologies, Inc.	United States	3.2
Sea Ltd.	Singapore	2.9
Insmed, Inc.	United States	2.4
Live Nation Entertainment, Inc.	United States	2.4
West Pharmaceutical Services, Inc.	United States	2.4
Liberty Media Corp-Liberty Formula One	United States	2.3
Modine Manufacturing Co.	United States	2.2
Total		30.5%

Artisan Global Discovery Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHDX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | ARTHX

This annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Equity Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Equity Fund - Investor Shares	$163	1.35%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Global Equity Fund returned 42.50%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Equity Fund.

• Top contributors within the portfolio during the period included Hanwha Aerospace, Alpha Bank, Babcock International, LIG Nex1 and Pfisterer.

• Bottom contributors during the period included Novo Nordisk, Arvinas, Blue Owl Capital, Alibaba and Air Liquide.

Key Fund Statistics

Dollar values in thousands

Net Assets	$201,822
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,548
Annual Portfolio Turnover Rate	187.11%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $34,650
MSCI ACWI Index - $30,811
35,000
30,000
25,000
20,000
15,000
10,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	42.50%	12.42%	13.23%
MSCI ACWI Index	17.27	13.54	11.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

Pacific Basin - 6.6%
Europe - 43.2%
Emerging Markets - 32.9%
Americas - 16.2%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	18.2%
Chinese yuan renminbi offshore	1.4
Danish krone	1.1
Euro	26.0
Hong Kong dollar	6.5
Japanese yen	3.8
Korean won	16.1
New Taiwan dollar	1.7
Swiss franc	4.6
U.S. dollar	18.8
Other	1.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Industrials
42.1%
Financials
26.8%
Utilities
7.3%
Consumer Discretionary
5.5%
Communication Services
4.6%
Consumer Staples
4.1%
Information Technology
4.0%
Health Care
3.5%
Real Estate
1.1%
Materials
1.0%
Short-Term Investment
0.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Hanwha Aerospace Co. Ltd.	South Korea	4.9%
Babcock International Group plc	United Kingdom	4.6
Alpha Bank SA	Greece	4.5
RTX Corp.	United States	4.1
LIG Nex1 Co. Ltd.	South Korea	4.1
BFF Bank SpA	Italy	4.0
Pfisterer Holding SE	Germany	3.6
National Grid plc	United Kingdom	3.5
Amazon.com, Inc.	United States	3.3
SPIE SA	France	3.3
Total		39.9%

Artisan Global Equity Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  ARTHX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDHX

This annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Equity Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Equity Fund - Advisor Shares	$152	1.25%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Global Equity Fund returned 42.71%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Equity Fund.

• Top contributors within the portfolio during the period included Hanwha Aerospace, Alpha Bank, Babcock International, LIG Nex1 and Pfisterer.

• Bottom contributors during the period included Novo Nordisk, Arvinas, Blue Owl Capital, Alibaba and Air Liquide.

Key Fund Statistics

Dollar values in thousands

Net Assets	$201,822
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,548
Annual Portfolio Turnover Rate	187.11%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $454,518
MSCI ACWI Index - $474,009
500,000
400,000
300,000
200,000
8/5/2020
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Advisor Shares - (August 5, 2020)	42.71%	12.47%	12.30%
MSCI ACWI Index	17.27	13.54	13.22

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	18.2%
Chinese yuan renminbi offshore	1.4
Danish krone	1.1
Euro	26.0
Hong Kong dollar	6.5
Japanese yen	3.8
Korean won	16.1
New Taiwan dollar	1.7
Swiss franc	4.6
U.S. dollar	18.8
Other	1.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Hanwha Aerospace Co. Ltd.	South Korea	4.9%
Babcock International Group plc	United Kingdom	4.6
Alpha Bank SA	Greece	4.5
RTX Corp.	United States	4.1
LIG Nex1 Co. Ltd.	South Korea	4.1
BFF Bank SpA	Italy	4.0
Pfisterer Holding SE	Germany	3.6
National Grid plc	United Kingdom	3.5
Amazon.com, Inc.	United States	3.3
SPIE SA	France	3.3
Total		39.9%

Artisan Global Equity Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDHX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHHX

This annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Equity Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Equity Fund - Institutional Shares	$134	1.10%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Global Equity Fund returned 42.86%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Equity Fund.

• Top contributors within the portfolio during the period included Hanwha Aerospace, Alpha Bank, Babcock International, LIG Nex1 and Pfisterer.

• Bottom contributors during the period included Novo Nordisk, Arvinas, Blue Owl Capital, Alibaba and Air Liquide.

Key Fund Statistics

Dollar values in thousands

Net Assets	$201,822
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,548
Annual Portfolio Turnover Rate	187.11%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $3,396,092
MSCI ACWI Index - $2,898,603
3,500,000
3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
500,000
10/15/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Institutional Shares - (October 15, 2015)	42.86%	12.69%	13.06%
MSCI ACWI Index	17.27	13.54	11.27

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	18.2%
Chinese yuan renminbi offshore	1.4
Danish krone	1.1
Euro	26.0
Hong Kong dollar	6.5
Japanese yen	3.8
Korean won	16.1
New Taiwan dollar	1.7
Swiss franc	4.6
U.S. dollar	18.8
Other	1.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Hanwha Aerospace Co. Ltd.	South Korea	4.9%
Babcock International Group plc	United Kingdom	4.6
Alpha Bank SA	Greece	4.5
RTX Corp.	United States	4.1
LIG Nex1 Co. Ltd.	South Korea	4.1
BFF Bank SpA	Italy	4.0
Pfisterer Holding SE	Germany	3.6
National Grid plc	United Kingdom	3.5
Amazon.com, Inc.	United States	3.3
SPIE SA	France	3.3
Total		39.9%

Artisan Global Equity Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHHX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | ARTRX

This annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Opportunities Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Opportunities Fund - Investor Shares	$124	1.18%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Global Opportunities Fund returned 9.48%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Opportunities Fund.

• Top contributors within the portfolio during the period included Netflix, GE Vernova, Oracle, BAE Systems and Shopify.

• Bottom contributors during the period included Novo Nordisk, Marvell Technology, Advanced Micro Devices, Danaher and Techtronic Industries.

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,013,793
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,580
Annual Portfolio Turnover Rate	68.63%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $31,617
MSCI ACWI Index - $30,811
35,000
30,000
25,000
20,000
15,000

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	9.48%	6.59%	12.20%
MSCI ACWI Index	17.27	13.54	11.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

Pacific Basin - 4.8%
Emerging Markets - 7.1%
Europe - 24.2%
Americas - 60.1%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.6%
Euro	3.2
Hong Kong dollar	5.9
Japanese yen	1.5
New Taiwan dollar	2.3
Swiss franc	3.4
U.S. dollar	70.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Information Technology
22.3%
Health Care
21.9%
Industrials
16.4%
Communication Services
11.2%
Consumer Discretionary
8.2%
Financials
7.4%
Energy
5.0%
Consumer Staples
2.4%
Real Estate
2.3%
Materials
2.0%
Short-Term Investment
0.9%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Amazon.com, Inc.	United States	4.9%
Tencent Holdings Ltd.	China	4.9
Netflix, Inc.	United States	4.7
Argenx SE	Netherlands	4.6
Oracle Corp.	United States	3.9
BAE Systems plc	United Kingdom	3.8
Shopify, Inc.	Canada	3.5
Lonza Group AG	Switzerland	3.3
Baker Hughes Co.	United States	2.9
GE Vernova, Inc.	United States	2.7
Total		39.2%

Artisan Global Opportunities Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  ARTRX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDRX

This annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Opportunities Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Opportunities Fund - Advisor Shares	$110	1.05%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Global Opportunities Fund returned 9.61%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Opportunities Fund.

• Top contributors within the portfolio during the period included Netflix, GE Vernova, Oracle, BAE Systems and Shopify.

• Bottom contributors during the period included Novo Nordisk, Marvell Technology, Advanced Micro Devices, Danaher and Techtronic Industries.

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,013,793
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,580
Annual Portfolio Turnover Rate	68.63%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $800,605
MSCI ACWI Index - $770,280
1,000,000
750,000
500,000
250,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	9.61%	6.73%	12.34%
MSCI ACWI Index	17.27	13.54	11.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.6%
Euro	3.2
Hong Kong dollar	5.9
Japanese yen	1.5
New Taiwan dollar	2.3
Swiss franc	3.4
U.S. dollar	70.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Amazon.com, Inc.	United States	4.9%
Tencent Holdings Ltd.	China	4.9
Netflix, Inc.	United States	4.7
Argenx SE	Netherlands	4.6
Oracle Corp.	United States	3.9
BAE Systems plc	United Kingdom	3.8
Shopify, Inc.	Canada	3.5
Lonza Group AG	Switzerland	3.3
Baker Hughes Co.	United States	2.9
GE Vernova, Inc.	United States	2.7
Total		39.2%

Artisan Global Opportunities Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDRX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHRX

This annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Opportunities Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Opportunities Fund - Institutional Shares	$99	0.95%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Global Opportunities Fund returned 9.73%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Opportunities Fund.

• Top contributors within the portfolio during the period included Netflix, GE Vernova, Oracle, BAE Systems and Shopify.

• Bottom contributors during the period included Novo Nordisk, Marvell Technology, Advanced Micro Devices, Danaher and Techtronic Industries.

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,013,793
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,580
Annual Portfolio Turnover Rate	68.63%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $3,237,709
MSCI ACWI Index - $3,081,122
3,500,000
3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	9.73%	6.84%	12.47%
MSCI ACWI Index	17.27	13.54	11.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.6%
Euro	3.2
Hong Kong dollar	5.9
Japanese yen	1.5
New Taiwan dollar	2.3
Swiss franc	3.4
U.S. dollar	70.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Amazon.com, Inc.	United States	4.9%
Tencent Holdings Ltd.	China	4.9
Netflix, Inc.	United States	4.7
Argenx SE	Netherlands	4.6
Oracle Corp.	United States	3.9
BAE Systems plc	United Kingdom	3.8
Shopify, Inc.	Canada	3.5
Lonza Group AG	Switzerland	3.3
Baker Hughes Co.	United States	2.9
GE Vernova, Inc.	United States	2.7
Total		39.2%

Artisan Global Opportunities Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHRX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | APFPX

This annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Unconstrained Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Unconstrained Fund - Investor Shares	$179	1.69%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Global Unconstrained Fund returned 11.52%. The Fund compares its performance to the ICE BofA US Treasury Bill Index, which returned 4.44% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. Emerging Markets hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads remain near historic lows, reflecting investor appetite for risk in a resilient global macro environment on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar, while hard currency debt was the top-performing sector within EMD for the period.

• Uncertainty surrounding US tariff policy remains at the forefront of global market headlines. Meanwhile, the Federal Reserve delivered its long-awaited rate cut at its September 2025 meeting. The general direction of global rates remains downwards, as both developed market and emerging market central banks have broadly cut rates throughout the year, but meaningful differences in near-term forecasts across countries and regions provide potential opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Unconstrained Fund.

•  Top contributors to the portfolio’s absolute performance during the period included exposures to Colombian equity, Egyptian currency, and Canadian equity.

•  Bottom contributors within the portfolio during the period included exposures to South African sovereign credit, Georgian currency, and Ukrainian sovereign credit.

Key Fund Statistics

Dollar values in thousands

Net Assets	$497,229
Number of Portfolio Holdings	484
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,037
Annual Portfolio Turnover Rate	85.58%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $13,737
ICE BofA 3 Month Treasury Bill Index - $11,565
ICE BofA US Treasury Bill Index - $11,576
14,000
13,000
12,000
11,000
10,000
3/31/2022
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Investor Shares - (March 31, 2022)	11.52%	9.49%
ICE BofA US Treasury Bill Index	4.44	4.27
ICE BofA 3 Month Treasury Bill Index	4.38	4.24

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

Sovereign Government Bonds - 37.3%
Corporate Bonds - 11.8%
Other assets less liabilities - 41.4%
Warrant - 0.0%
Convertible Bond - 0.1%
Closed End Fund - 0.2%
Bank Loans - 4.6%
Common Stocks - 4.6%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.1%
Egyptian pound	7.9
Euro	9.9
Iceland krona	6.7
Indonesian rupiah	2.0
Nigerian naira	5.0
Peruvian nuevo sol	6.7
Romanian leu	2.4
U.S. dollar	47.8
Uzbekistani som	3.0
Other	6.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sovereign Government Securities 40.6%
Short-Term Investments 37.5%
Financials 8.7%
Energy 7.4%
Materials 3.8%
Consumer Discretionary 1.1%
Consumer Staples 0.7%
Health Care 0.5%
Utilities 0.4%
Industrials 0.3%
Mutual Funds 0.2%
Investment Funds -1.2%

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	6.2%
Commonwealth of the Bahamas	Bahamas	5.6
Romania Government Bond	Romania	4.0
Republic of Iceland	Iceland	3.2
Republic of Uzbekistan International Bond	Uzbekistan	3.0
Benin Government Bond	Benin	2.7
Republic of Iraq	Iraq	2.7
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.7
Republic of Zambia	Zambia	1.9
Suriname Government International Bond	Suriname	1.9
Total		33.9%

* Excludes short-term investments.

Artisan Global Unconstrained Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  APFPX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third-party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.35% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDPX

This annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Unconstrained Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Unconstrained Fund - Advisor Shares	$170	1.61%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Global Unconstrained Fund returned 11.62%. The Fund compares its performance to the ICE BofA US Treasury Bill Index, which returned 4.44% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. Emerging Markets hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads remain near historic lows, reflecting investor appetite for risk in a resilient global macro environment on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar, while hard currency debt was the top-performing sector within EMD for the period.

• Uncertainty surrounding US tariff policy remains at the forefront of global market headlines. Meanwhile, the Federal Reserve delivered its long-awaited rate cut at its September 2025 meeting. The general direction of global rates remains downwards, as both developed market and emerging market central banks have broadly cut rates throughout the year, but meaningful differences in near-term forecasts across countries and regions provide potential opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Unconstrained Fund.

•  Top contributors to the portfolio’s absolute performance during the period included exposures to Colombian equity, Egyptian currency, and Canadian equity.

•  Bottom contributors within the portfolio during the period included exposures to South African sovereign credit, Georgian currency, and Ukrainian sovereign credit.

Key Fund Statistics

Dollar values in thousands

Net Assets	$497,229
Number of Portfolio Holdings	484
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,037
Annual Portfolio Turnover Rate	85.58%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $344,350
ICE BofA 3 Month Treasury Bill Index - $289,128
ICE BofA US Treasury Bill Index - $289,398
350,000
325,000
300,000
275,000
250,000
3/31/2022
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Advisor Shares - (March 31, 2022)	11.62%	9.58%
ICE BofA US Treasury Bill Index	4.44	4.27
ICE BofA 3 Month Treasury Bill Index	4.38	4.24

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.1%
Egyptian pound	7.9
Euro	9.9
Iceland krona	6.7
Indonesian rupiah	2.0
Nigerian naira	5.0
Peruvian nuevo sol	6.7
Romanian leu	2.4
U.S. dollar	47.8
Uzbekistani som	3.0
Other	6.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	6.2%
Commonwealth of the Bahamas	Bahamas	5.6
Romania Government Bond	Romania	4.0
Republic of Iceland	Iceland	3.2
Republic of Uzbekistan International Bond	Uzbekistan	3.0
Benin Government Bond	Benin	2.7
Republic of Iraq	Iraq	2.7
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.7
Republic of Zambia	Zambia	1.9
Suriname Government International Bond	Suriname	1.9
Total		33.9%

* Excludes short-term investments.

Artisan Global Unconstrained Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDPX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third-party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.35% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHPX

This annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Unconstrained Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Unconstrained Fund - Institutional Shares	$164	1.55%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Global Unconstrained Fund returned 11.78%. The Fund compares its performance to the ICE BofA US Treasury Bill Index, which returned 4.44% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. Emerging Markets hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads remain near historic lows, reflecting investor appetite for risk in a resilient global macro environment on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar, while hard currency debt was the top-performing sector within EMD for the period.

• Uncertainty surrounding US tariff policy remains at the forefront of global market headlines. Meanwhile, the Federal Reserve delivered its long-awaited rate cut at its September 2025 meeting. The general direction of global rates remains downwards, as both developed market and emerging market central banks have broadly cut rates throughout the year, but meaningful differences in near-term forecasts across countries and regions provide potential opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Unconstrained Fund.

•  Top contributors to the portfolio’s absolute performance during the period included exposures to Colombian equity, Egyptian currency, and Canadian equity.

•  Bottom contributors within the portfolio during the period included exposures to South African sovereign credit, Georgian currency, and Ukrainian sovereign credit.

Key Fund Statistics

Dollar values in thousands

Net Assets	$497,229
Number of Portfolio Holdings	484
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,037
Annual Portfolio Turnover Rate	85.58%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $1,381,811
ICE BofA 3 Month Treasury Bill Index - $1,156,511
ICE BofA US Treasury Bill Index - $1,157,592
1,400,000
1,300,000
1,200,000
1,100,000
1,000,000
3/31/2022
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Institutional Shares - (March 31, 2022)	11.78%	9.68%
ICE BofA US Treasury Bill Index	4.44	4.27
ICE BofA 3 Month Treasury Bill Index	4.38	4.24

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.1%
Egyptian pound	7.9
Euro	9.9
Iceland krona	6.7
Indonesian rupiah	2.0
Nigerian naira	5.0
Peruvian nuevo sol	6.7
Romanian leu	2.4
U.S. dollar	47.8
Uzbekistani som	3.0
Other	6.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	6.2%
Commonwealth of the Bahamas	Bahamas	5.6
Romania Government Bond	Romania	4.0
Republic of Iceland	Iceland	3.2
Republic of Uzbekistan International Bond	Uzbekistan	3.0
Benin Government Bond	Benin	2.7
Republic of Iraq	Iraq	2.7
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.7
Republic of Zambia	Zambia	1.9
Suriname Government International Bond	Suriname	1.9
Total		33.9%

* Excludes short-term investments.

Artisan Global Unconstrained Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHPX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third-party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.35% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | ARTGX

This annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Value Fund - Investor Shares	$138	1.26%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Global Value Fund returned 20.15%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Value Fund.

• Top contributors within the portfolio during the period included Heidelberg Materials, Charles Schwab, Bank of New York Mellon, Alphabet and Citigroup.

• Bottom contributors during the period included Elevance Health, Koninklijke Philips, Diageo, PayPal and Sodexo.

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,772,642
Number of Portfolio Holdings	39
Total Investment Advisory Fees (net of waivers and reimbursements)	$25,542
Annual Portfolio Turnover Rate	17.38%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $27,935
MSCI ACWI Index - $30,811
35,000
30,000
25,000
20,000
15,000
10,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	20.15%	16.31%	10.82%
MSCI ACWI Index	17.27	13.54	11.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

Emerging Markets - 4.5%
Europe - 35.6%
Americas - 54.2%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.7%
Euro	20.8
Korean won	4.6
Swiss franc	9.2
U.S. dollar	51.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Financials
33.5%
Health Care
14.4%
Communication Services
11.5%
Consumer Staples
9.5%
Consumer Discretionary
6.6%
Information Technology
6.5%
Short-Term Investment
4.6%
Materials
4.6%
Energy
4.5%
Industrials
4.3%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	5.2%
Bank of New York Mellon Corp. (The)	United States	4.7
Charles Schwab Corp. (The)	United States	4.7
Heidelberg Materials AG	Germany	4.6
Samsung Electronics Co. Ltd.	South Korea	4.5
Meta Platforms, Inc.	United States	4.4
Novartis AG	United States	4.3
American Express Co.	United States	4.3
Danone SA	France	3.9
Elevance Health, Inc.	United States	3.6
Total		44.2%

Artisan Global Value Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  ARTGX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDGX

This annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Value Fund - Advisor Shares	$122	1.10%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Global Value Fund returned 20.37%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Value Fund.

• Top contributors within the portfolio during the period included Heidelberg Materials, Charles Schwab, Bank of New York Mellon, Alphabet and Citigroup.

• Bottom contributors during the period included Elevance Health, Koninklijke Philips, Diageo, PayPal and Sodexo.

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,772,642
Number of Portfolio Holdings	39
Total Investment Advisory Fees (net of waivers and reimbursements)	$25,542
Annual Portfolio Turnover Rate	17.38%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $708,461
MSCI ACWI Index - $770,280
800,000
700,000
600,000
500,000
400,000
300,000
200,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	20.37%	16.49%	10.98%
MSCI ACWI Index	17.27	13.54	11.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.7%
Euro	20.8
Korean won	4.6
Swiss franc	9.2
U.S. dollar	51.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	5.2%
Bank of New York Mellon Corp. (The)	United States	4.7
Charles Schwab Corp. (The)	United States	4.7
Heidelberg Materials AG	Germany	4.6
Samsung Electronics Co. Ltd.	South Korea	4.5
Meta Platforms, Inc.	United States	4.4
Novartis AG	United States	4.3
American Express Co.	United States	4.3
Danone SA	France	3.9
Elevance Health, Inc.	United States	3.6
Total		44.2%

Artisan Global Value Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDGX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHGX

This annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Value Fund - Institutional Shares	$111	1.01%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Global Value Fund returned 20.49%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Value Fund.

• Top contributors within the portfolio during the period included Heidelberg Materials, Charles Schwab, Bank of New York Mellon, Alphabet and Citigroup.

• Bottom contributors during the period included Elevance Health, Koninklijke Philips, Diageo, PayPal and Sodexo.

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,772,642
Number of Portfolio Holdings	39
Total Investment Advisory Fees (net of waivers and reimbursements)	$25,542
Annual Portfolio Turnover Rate	17.38%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $2,863,002
MSCI ACWI Index - $3,081,122
3,500,000
3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	20.49%	16.60%	11.09%
MSCI ACWI Index	17.27	13.54	11.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.7%
Euro	20.8
Korean won	4.6
Swiss franc	9.2
U.S. dollar	51.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	5.2%
Bank of New York Mellon Corp. (The)	United States	4.7
Charles Schwab Corp. (The)	United States	4.7
Heidelberg Materials AG	Germany	4.6
Samsung Electronics Co. Ltd.	South Korea	4.5
Meta Platforms, Inc.	United States	4.4
Novartis AG	United States	4.3
American Express Co.	United States	4.3
Danone SA	France	3.9
Elevance Health, Inc.	United States	3.6
Total		44.2%

Artisan Global Value Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHGX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | ARTFX

This annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan High Income Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan High Income Fund - Investor Shares	$98	0.94%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan High Income Fund returned 7.87%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 2.89% for the same period.

What factors affected the Fund's performance?

• Coupon income drove the majority of return in credit markets during the period. At the index level, high yield bonds gained 7.2% with 6.8% from income returns and 0.4%  from price returns. During the period, the Federal Open Market Committee (FOMC) voted to reduce the Federal Funds rate by 75bps , resulting in Treasury curve steepening as short-term yields fell while long-term yields rose. This duration effect offset gains from spread tightening, as index level credit spreads fell by 23bps during the period.

• By credit quality, lower-rated credit outperformed as CCCs gained 9.7%, while BBs gained 6.7% and Bs gained 7.1%. Meanwhile, bank loans returned 7.1%, providing attractive returns in absolute terms and outperforming investment grade bond markets.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan High Income Fund.

•  Top contributors within the portfolio included VistaJet Ltd, Altice France, The Ardonagh Group, Charter Communications Inc and TKC Holdings Inc.

•  Bottom contributors within the portfolio included Hearthside Food Solutions LLC, SIRVA Worldwide Inc, Castle US Holding Corp, Renaissance Learning Inc and UTEX Industries Inc.

Key Fund Statistics

Dollar values in thousands

Net Assets	$10,356,372
Number of Portfolio Holdings	260
Total Investment Advisory Fees (net of waivers and reimbursements)	$62,710
Annual Portfolio Turnover Rate	29.82%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $19,558
ICE BofAML US High Yield Master II Index - $18,031
ICE BofA US Broad Market Index - $12,016
20,000
15,000
10,000
5,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	7.87%	6.70%	6.94%
ICE BofA US Broad Market Index	2.89	-0.49	1.85
ICE BofAML US High Yield Master II Index	7.23	5.53	6.07

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

Other assets
less liabilities - 7.5%
Preferred Stock - 0.0%
Common Stocks - 0.5%
Warrant - 0.0%
Bank Loans - 26.2%
Corporate Bonds - 65.8%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Canadian dollar	0.0%
Euro	0.3
U.S. dollar	99.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Consumer Discretionary
26.5%
Financials
18.0%
Information Technology
11.4%
Industrials
10.5%
Communication Services
10.3%
Short-Term Investment
7.4%
Materials
6.3%
Health Care
3.3%
Real Estate
2.5%
Consumer Staples
2.4%
Energy
1.4%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	3.8%
Carnival Corp.	United States	3.6
VistaJet Malta Finance plc	Switzerland	3.3
X Corp. First Lien Term Loan B3	United States	2.9
Ardonagh Group Finance Ltd.	United Kingdom	2.8
Medline Borrower LP	United States	2.5
Acrisure LLC	United States	2.2
Alliant Holdings Intermediate LLC	United States	2.2
NCL Corp. Ltd.	United States	2.0
GSM Holdings, Inc. First Lien Term Loan	United States	1.9
Total		27.2%

Artisan High Income Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  ARTFX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDFX

This annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan High Income Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan High Income Fund - Advisor Shares	$82	0.78%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan High Income Fund returned 8.04%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 2.89% for the same period.

What factors affected the Fund's performance?

• Coupon income drove the majority of return in credit markets during the period. At the index level, high yield bonds gained 7.2% with 6.8% from income returns and 0.4%  from price returns. During the period, the Federal Open Market Committee (FOMC) voted to reduce the Federal Funds rate by 75bps , resulting in Treasury curve steepening as short-term yields fell while long-term yields rose. This duration effect offset gains from spread tightening, as index level credit spreads fell by 23bps during the period.

• By credit quality, lower-rated credit outperformed as CCCs gained 9.7%, while BBs gained 6.7% and Bs gained 7.1%. Meanwhile, bank loans returned 7.1%, providing attractive returns in absolute terms and outperforming investment grade bond markets.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan High Income Fund.

•  Top contributors within the portfolio included VistaJet Ltd, Altice France, The Ardonagh Group, Charter Communications Inc and TKC Holdings Inc.

•  Bottom contributors within the portfolio included Hearthside Food Solutions LLC, SIRVA Worldwide Inc, Castle US Holding Corp, Renaissance Learning Inc and UTEX Industries Inc.

Key Fund Statistics

Dollar values in thousands

Net Assets	$10,356,372
Number of Portfolio Holdings	260
Total Investment Advisory Fees (net of waivers and reimbursements)	$62,710
Annual Portfolio Turnover Rate	29.82%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $496,444
ICE BofAML US High Yield Master II Index - $450,770
ICE BofA US Broad Market Index - $300,391
500,000
400,000
300,000
200,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	8.04%	6.85%	7.10%
ICE BofA US Broad Market Index	2.89	-0.49	1.85
ICE BofAML US High Yield Master II Index	7.23	5.53	6.07

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Canadian dollar	0.0%
Euro	0.3
U.S. dollar	99.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	3.8%
Carnival Corp.	United States	3.6
VistaJet Malta Finance plc	Switzerland	3.3
X Corp. First Lien Term Loan B3	United States	2.9
Ardonagh Group Finance Ltd.	United Kingdom	2.8
Medline Borrower LP	United States	2.5
Acrisure LLC	United States	2.2
Alliant Holdings Intermediate LLC	United States	2.2
NCL Corp. Ltd.	United States	2.0
GSM Holdings, Inc. First Lien Term Loan	United States	1.9
Total		27.2%

Artisan High Income Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDFX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHFX

This annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan High Income Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan High Income Fund - Institutional Shares	$71	0.69%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan High Income Fund returned 8.15%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 2.89% for the same period.

What factors affected the Fund's performance?

• Coupon income drove the majority of return in credit markets during the period. At the index level, high yield bonds gained 7.2% with 6.8% from income returns and 0.4%  from price returns. During the period, the Federal Open Market Committee (FOMC) voted to reduce the Federal Funds rate by 75bps , resulting in Treasury curve steepening as short-term yields fell while long-term yields rose. This duration effect offset gains from spread tightening, as index level credit spreads fell by 23bps during the period.

• By credit quality, lower-rated credit outperformed as CCCs gained 9.7%, while BBs gained 6.7% and Bs gained 7.1%. Meanwhile, bank loans returned 7.1%, providing attractive returns in absolute terms and outperforming investment grade bond markets.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan High Income Fund.

•  Top contributors within the portfolio included VistaJet Ltd, Altice France, The Ardonagh Group, Charter Communications Inc and TKC Holdings Inc.

•  Bottom contributors within the portfolio included Hearthside Food Solutions LLC, SIRVA Worldwide Inc, Castle US Holding Corp, Renaissance Learning Inc and UTEX Industries Inc.

Key Fund Statistics

Dollar values in thousands

Net Assets	$10,356,372
Number of Portfolio Holdings	260
Total Investment Advisory Fees (net of waivers and reimbursements)	$62,710
Annual Portfolio Turnover Rate	29.82%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $1,788,851
ICE BofAML US High Yield Master II Index - $1,596,489
ICE BofA US Broad Market Index - $1,141,999
2,000,000
1,500,000
1,000,000
500,000
10/3/2016
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Institutional Shares - (October 3, 2016)	8.15%	6.95%	6.68%
ICE BofA US Broad Market Index	2.89	-0.49	1.49
ICE BofAML US High Yield Master II Index	7.23	5.53	5.34

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Canadian dollar	0.0%
Euro	0.3
U.S. dollar	99.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	3.8%
Carnival Corp.	United States	3.6
VistaJet Malta Finance plc	Switzerland	3.3
X Corp. First Lien Term Loan B3	United States	2.9
Ardonagh Group Finance Ltd.	United Kingdom	2.8
Medline Borrower LP	United States	2.5
Acrisure LLC	United States	2.2
Alliant Holdings Intermediate LLC	United States	2.2
NCL Corp. Ltd.	United States	2.0
GSM Holdings, Inc. First Lien Term Loan	United States	1.9
Total		27.2%

Artisan High Income Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHFX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | ARTIX

This annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Fund - Investor Shares	$136	1.18%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan International Fund returned 29.38%. The Fund compares its performance to the MSCI EAFE Index, which returned 14.99% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Fund.

• Top contributors within the portfolio during the period included Hanwha Aerospace, LIG Nex1, UBS Group, Melrose Industries and British American Tobacco.

• Bottom contributors during the period included Novo Nordisk, Alibaba, Meituan, Linde and Resona.

Key Fund Statistics

Dollar values in thousands

Net Assets	$6,132,662
Number of Portfolio Holdings	76
Total Investment Advisory Fees (net of waivers and reimbursements)	$50,292
Annual Portfolio Turnover Rate	111.26%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $23,257
MSCI ACWI ex US Index - $22,046
MSCI EAFE Index - $21,906
25,000
20,000
15,000
10,000
5,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	29.38%	10.09%	8.81%
MSCI EAFE Index	14.99	11.15	8.17
MSCI ACWI ex US Index	16.45	10.26	8.23

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

Pacific Basin - 8.5%
Emerging Markets - 26.4%
Americas - 5.0%
Europe - 57.8%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	20.6%
Chinese yuan renminbi offshore	1.6
Danish krone	3.5
Euro	27.9
Hong Kong dollar	6.0
Japanese yen	4.9
Korean won	13.7
New Taiwan dollar	1.9
Swiss franc	7.4
U.S. dollar	12.4
Other	0.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Industrials 34.3%
Financials 24.9%
Utilities 10.5%
Materials 6.7%
Consumer Discretionary 6.4%
Communication Services 4.6%
Consumer Staples 3.2%
Information Technology 2.7%
Health Care 2.6%
Short-Term Investment 2.2%
Real Estate 1.9%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
UBS Group AG	Switzerland	5.1%
LIG Nex1 Co. Ltd.	South Korea	4.7
Hanwha Aerospace Co. Ltd.	South Korea	4.5
National Grid plc	United Kingdom	4.2
Tencent Holdings Ltd.	China	4.1
Amazon.com, Inc.	United States	2.7
Melrose Industries plc	United Kingdom	2.7
Air Liquide SA	France	2.5
BNP Paribas SA	France	2.3
Mitsubishi Heavy Industries Ltd.	Japan	2.3
Total		35.1%

Artisan International Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  ARTIX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDIX

This annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Fund - Advisor Shares	$120	1.05%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan International Fund returned 29.58%. The Fund compares its performance to the MSCI EAFE Index, which returned 14.99% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Fund.

• Top contributors within the portfolio during the period included Hanwha Aerospace, LIG Nex1, UBS Group, Melrose Industries and British American Tobacco.

• Bottom contributors during the period included Novo Nordisk, Alibaba, Meituan, Linde and Resona.

Key Fund Statistics

Dollar values in thousands

Net Assets	$6,132,662
Number of Portfolio Holdings	76
Total Investment Advisory Fees (net of waivers and reimbursements)	$50,292
Annual Portfolio Turnover Rate	111.26%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $590,039
MSCI ACWI ex US Index - $551,162
MSCI EAFE Index - $547,649
600,000
500,000
400,000
300,000
200,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	29.58%	10.24%	8.97%
MSCI EAFE Index	14.99	11.15	8.17
MSCI ACWI ex US Index	16.45	10.26	8.23

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	20.6%
Chinese yuan renminbi offshore	1.6
Danish krone	3.5
Euro	27.9
Hong Kong dollar	6.0
Japanese yen	4.9
Korean won	13.7
New Taiwan dollar	1.9
Swiss franc	7.4
U.S. dollar	12.4
Other	0.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
UBS Group AG	Switzerland	5.1%
LIG Nex1 Co. Ltd.	South Korea	4.7
Hanwha Aerospace Co. Ltd.	South Korea	4.5
National Grid plc	United Kingdom	4.2
Tencent Holdings Ltd.	China	4.1
Amazon.com, Inc.	United States	2.7
Melrose Industries plc	United Kingdom	2.7
Air Liquide SA	France	2.5
BNP Paribas SA	France	2.3
Mitsubishi Heavy Industries Ltd.	Japan	2.3
Total		35.1%

Artisan International Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDIX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHIX

This annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Fund - Institutional Shares	$110	0.96%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan International Fund returned 29.71%. The Fund compares its performance to the MSCI EAFE Index, which returned 14.99% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Fund.

• Top contributors within the portfolio during the period included Hanwha Aerospace, LIG Nex1, UBS Group, Melrose Industries and British American Tobacco.

• Bottom contributors during the period included Novo Nordisk, Alibaba, Meituan, Linde and Resona.

Key Fund Statistics

Dollar values in thousands

Net Assets	$6,132,662
Number of Portfolio Holdings	76
Total Investment Advisory Fees (net of waivers and reimbursements)	$50,292
Annual Portfolio Turnover Rate	111.26%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $2,379,697
MSCI ACWI ex US Index - $2,204,646
MSCI EAFE Index - $2,190,594
2,500,000
2,000,000
1,500,000
1,000,000
500,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	29.71%	10.34%	9.06%
MSCI EAFE Index	14.99	11.15	8.17
MSCI ACWI ex US Index	16.45	10.26	8.23

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	20.6%
Chinese yuan renminbi offshore	1.6
Danish krone	3.5
Euro	27.9
Hong Kong dollar	6.0
Japanese yen	4.9
Korean won	13.7
New Taiwan dollar	1.9
Swiss franc	7.4
U.S. dollar	12.4
Other	0.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
UBS Group AG	Switzerland	5.1%
LIG Nex1 Co. Ltd.	South Korea	4.7
Hanwha Aerospace Co. Ltd.	South Korea	4.5
National Grid plc	United Kingdom	4.2
Tencent Holdings Ltd.	China	4.1
Amazon.com, Inc.	United States	2.7
Melrose Industries plc	United Kingdom	2.7
Air Liquide SA	France	2.5
BNP Paribas SA	France	2.3
Mitsubishi Heavy Industries Ltd.	Japan	2.3
Total		35.1%

Artisan International Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHIX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | ARDBX

This annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Explorer Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Explorer Fund - Advisor Shares	$134	1.25%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan International Explorer Fund returned 14.66%. The Fund compares its performance to the MSCI ACWI ex USA IMI Index, which returned 16.39% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Explorer Fund.

• Top contributors within the portfolio during the period included Despegar.com, Glenveagh Properties, u-blox, Impro Precision Industries and Zuken.

• Bottom contributors during the period included FDM Group, M&C Saatchi, Alten, IQE and Mitra Adiperkasa (MAPI).

Key Fund Statistics

Dollar values in thousands

Net Assets	$411,766
Number of Portfolio Holdings	35
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,985
Annual Portfolio Turnover Rate	27.36%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $368,815
MSCI ACWI ex USA Small Cap Net Index - $364,064
MSCI ACWI ex-US IMI Index - $379,418
400,000
375,000
350,000
325,000
300,000
275,000
250,000
225,000
5/16/2022
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Advisor Shares - (May 16, 2022)	14.66%	12.21%
MSCI ACWI ex USA IMI Index	16.39	13.16
MSCI ACWI ex USA Small Cap Net Index	15.93	11.78

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

Pacific Basin - 18.3%
Emerging Markets - 5.9%
Americas - 10.7%
Europe - 51.7%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	3.4%
British pound	24.3
Canadian dollar	2.5
Euro	24.4
Hong Kong dollar	3.6
Japanese yen	15.1
Korean won	2.4
South African rand	1.1
Swiss franc	5.7
U.S. dollar	14.9
Other	2.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Information Technology
25.5%
Consumer Discretionary
16.6%
Industrials
15.7%
Short-Term Investment
12.2%
Materials
10.8%
Financials
9.3%
Communication Services
3.0%
Health Care
2.7%
Consumer Staples
2.3%
Real Estate
1.9%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Glenveagh Properties plc	Ireland	10.3%
Zuken, Inc.	Japan	6.5
Alten SA	France	5.3
Signify NV	United States	4.7
Elementis plc	United Kingdom	4.6
u-blox Holding AG	Switzerland	4.3
Kansai Paint Co. Ltd.	Japan	4.0
Impro Precision Industries Ltd.	United States	3.6
Steadfast Group Ltd.	Australia	3.3
M&C Saatchi plc	United Kingdom	2.9
Total		49.5%

Artisan International Explorer Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  ARDBX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | ARHBX

This annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Explorer Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Explorer Fund - Institutional Shares	$129	1.20%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan International Explorer Fund returned 14.73%. The Fund compares its performance to the MSCI ACWI ex USA IMI Index, which returned 16.39% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Explorer Fund.

• Top contributors within the portfolio during the period included Despegar.com, Glenveagh Properties, u-blox, Impro Precision Industries and Zuken.

• Bottom contributors during the period included FDM Group, M&C Saatchi, Alten, IQE and Mitra Adiperkasa (MAPI).

Key Fund Statistics

Dollar values in thousands

Net Assets	$411,766
Number of Portfolio Holdings	35
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,985
Annual Portfolio Turnover Rate	27.36%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $1,477,834
MSCI ACWI ex USA Small Cap Net Index - $1,456,255
MSCI ACWI ex-US IMI Index - $1,517,674
1,600,000
1,500,000
1,400,000
1,300,000
1,200,000
1,100,000
1,000,000
900,000
5/16/2022
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Institutional Shares - (May 16, 2022)	14.73%	12.27%
MSCI ACWI ex USA IMI Index	16.39	13.16
MSCI ACWI ex USA Small Cap Net Index	15.93	11.78

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	3.4%
British pound	24.3
Canadian dollar	2.5
Euro	24.4
Hong Kong dollar	3.6
Japanese yen	15.1
Korean won	2.4
South African rand	1.1
Swiss franc	5.7
U.S. dollar	14.9
Other	2.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Glenveagh Properties plc	Ireland	10.3%
Zuken, Inc.	Japan	6.5
Alten SA	France	5.3
Signify NV	United States	4.7
Elementis plc	United Kingdom	4.6
u-blox Holding AG	Switzerland	4.3
Kansai Paint Co. Ltd.	Japan	4.0
Impro Precision Industries Ltd.	United States	3.6
Steadfast Group Ltd.	Australia	3.3
M&C Saatchi plc	United Kingdom	2.9
Total		49.5%

Artisan International Explorer Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  ARHBX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | ARTJX

This annual shareholder report contains important information about Artisan International Small‑Mid Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan International Small‑Mid Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Small-Mid Fund - Investor Shares	$137	1.33%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan International Small-Mid Fund returned 7.14%. The Fund compares its performance to the MSCI ACWI ex USA Index, which returned 16.45% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Small‑Mid Fund.

• Top contributors within the portfolio during the period included Hensoldt, St James’s Place, Madrigal Pharmaceuticals, CAE and Metso Oyj.

• Bottom contributors during the period included RxSight, Myriad Genetics, Rohto Pharmaceutical, Kornit Digital and Nice.

Key Fund Statistics

Dollar values in thousands

Net Assets	$3,054,222
Number of Portfolio Holdings	103
Total Investment Advisory Fees (net of waivers and reimbursements)	$40,661
Annual Portfolio Turnover Rate	34.42%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $18,843
MSCI ACWI ex US Index - $22,046
MSCI ACWI ex USA Small Mid Cap Net Index - $21,642
MSCI EAFE Small Cap Growth Index - $20,655
25,000
20,000
15,000
10,000
5,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	7.14%	3.52%	6.54%
MSCI ACWI ex US Index	16.45	10.26	8.23
MSCI ACWI ex US Small Mid Cap Net Index	17.23	9.67	8.03
MSCI EAFE Small Cap Growth Index	14.64	4.83	7.52

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

Pacific Basin - 17.0%
Middle East - 6.1%
Emerging Markets - 4.7%
Americas - 23.0%
Europe - 47.3%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	24.5%
Canadian dollar	5.1
Danish krone	7.2
Euro	11.0
Israel new shekel	1.0
Japanese yen	17.3
Mexican peso	1.2
Swedish krona	2.5
Swiss franc	3.0
U.S. dollar	26.1
Other	1.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Industrials
28.2%
Health Care
27.2%
Information Technology
21.9%
Financials
9.0%
Consumer Staples
6.1%
Consumer Discretionary
3.6%
Materials
2.7%
Real Estate
1.1%
Communication Services
0.2%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Metso Oyj	Finland	3.8%
Convatec Group plc	United Kingdom	3.6
Nice Ltd.	Israel	3.0
LivaNova plc	United States	2.5
Rotork plc	United Kingdom	2.2
Ambu A/S	Denmark	2.1
Kinaxis, Inc.	Canada	2.1
Azbil Corp.	Japan	2.0
Genmab A/S	Denmark	2.0
Smiths Group plc	United Kingdom	1.9
Total		25.2%

Artisan International Small‑Mid Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  ARTJX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective April 30, 2025, the Fund opened to new investors. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDJX

This annual shareholder report contains important information about Artisan International Small‑Mid Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan International Small‑Mid Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Small-Mid Fund - Advisor Shares	$120	1.16%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan International Small-Mid Fund returned 7.25%. The Fund compares its performance to the MSCI ACWI ex USA Index, which returned 16.45% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Small‑Mid Fund.

• Top contributors within the portfolio during the period included Hensoldt, St James’s Place, Madrigal Pharmaceuticals, CAE and Metso Oyj.

• Bottom contributors during the period included RxSight, Myriad Genetics, Rohto Pharmaceutical, Kornit Digital and Nice.

Key Fund Statistics

Dollar values in thousands

Net Assets	$3,054,222
Number of Portfolio Holdings	103
Total Investment Advisory Fees (net of waivers and reimbursements)	$40,661
Annual Portfolio Turnover Rate	34.42%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $437,606
MSCI ACWI ex US Index - $443,356
MSCI ACWI ex USA Small Mid Cap Net Index - $436,877
MSCI EAFE Small Cap Growth Index - $400,422
500,000
400,000
300,000
200,000
12/4/2018
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Advisor Shares - (December 4, 2018)	7.25%	3.69%	8.55%
MSCI ACWI ex US Index	16.45	10.26	8.76
MSCI ACWI ex US Small Mid Cap Net Index	17.23	9.67	8.53
MSCI EAFE Small Cap Growth Index	14.64	4.83	7.15

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	24.5%
Canadian dollar	5.1
Danish krone	7.2
Euro	11.0
Israel new shekel	1.0
Japanese yen	17.3
Mexican peso	1.2
Swedish krona	2.5
Swiss franc	3.0
U.S. dollar	26.1
Other	1.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Metso Oyj	Finland	3.8%
Convatec Group plc	United Kingdom	3.6
Nice Ltd.	Israel	3.0
LivaNova plc	United States	2.5
Rotork plc	United Kingdom	2.2
Ambu A/S	Denmark	2.1
Kinaxis, Inc.	Canada	2.1
Azbil Corp.	Japan	2.0
Genmab A/S	Denmark	2.0
Smiths Group plc	United Kingdom	1.9
Total		25.2%

Artisan International Small‑Mid Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDJX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective April 30, 2025, the Fund opened to new investors. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHJX

This annual shareholder report contains important information about Artisan International Small‑Mid Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan International Small‑Mid Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Small-Mid Fund - Institutional Shares	$112	1.08%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan International Small-Mid Fund returned 7.42%. The Fund compares its performance to the MSCI ACWI ex USA Index, which returned 16.45% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Small‑Mid Fund.

• Top contributors within the portfolio during the period included Hensoldt, St James’s Place, Madrigal Pharmaceuticals, CAE and Metso Oyj.

• Bottom contributors during the period included RxSight, Myriad Genetics, Rohto Pharmaceutical, Kornit Digital and Nice.

Key Fund Statistics

Dollar values in thousands

Net Assets	$3,054,222
Number of Portfolio Holdings	103
Total Investment Advisory Fees (net of waivers and reimbursements)	$40,661
Annual Portfolio Turnover Rate	34.42%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $1,930,283
MSCI ACWI ex US Index - $2,156,480
MSCI ACWI ex USA Small Mid Cap Net Index - $2,052,308
MSCI EAFE Small Cap Growth Index - $1,929,590
2,500,000
2,000,000
1,500,000
1,000,000
500,000
4/12/2016
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Institutional Shares - (April 12, 2016)	7.42%	3.77%	7.19%
MSCI ACWI ex US Index	16.45	10.26	8.45
MSCI ACWI ex US Small Mid Cap Net Index	17.23	9.67	7.89
MSCI EAFE Small Cap Growth Index	14.64	4.83	7.19

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	24.5%
Canadian dollar	5.1
Danish krone	7.2
Euro	11.0
Israel new shekel	1.0
Japanese yen	17.3
Mexican peso	1.2
Swedish krona	2.5
Swiss franc	3.0
U.S. dollar	26.1
Other	1.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Metso Oyj	Finland	3.8%
Convatec Group plc	United Kingdom	3.6
Nice Ltd.	Israel	3.0
LivaNova plc	United States	2.5
Rotork plc	United Kingdom	2.2
Ambu A/S	Denmark	2.1
Kinaxis, Inc.	Canada	2.1
Azbil Corp.	Japan	2.0
Genmab A/S	Denmark	2.0
Smiths Group plc	United Kingdom	1.9
Total		25.2%

Artisan International Small‑Mid Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHJX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective April 30, 2025, the Fund opened to new investors. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | ARTKX

This annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Value Fund - Investor Shares	$124	1.18%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan International Value Fund returned 9.26%. The Fund compares its performance to the MSCI EAFE Index, which returned 14.99% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Value Fund.

• Top contributors within the portfolio during the period included Samsung Electronics, Safran SA, UBS Group AG, Ryanair Holdings and Garmin.

• Bottom contributors during the period included Arch Capital Group, HCL Technologies, Koninklijke Philips, DSM-Firmenich and Brenntag.

Key Fund Statistics

Dollar values in thousands

Net Assets	$41,161,354
Number of Portfolio Holdings	56
Total Investment Advisory Fees (net of waivers and reimbursements)	$347,416
Annual Portfolio Turnover Rate	24.70%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $25,420
MSCI EAFE Index - $21,906
MSCI ACWI Ex US (Net) - $22,046
30,000
25,000
20,000
15,000
10,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	9.26%	15.17%	9.78%
MSCI EAFE Index	14.99	11.15	8.17
MSCI ACWI ex US Index	16.45	10.26	8.23

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

Pacific Basin - 0.0%
Emerging Markets - 10.7%
Americas - 22.7%
Europe - 52.9%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.9%
Canadian dollar	4.2
Euro	25.0
Hong Kong dollar	1.2
Indian rupee	2.0
Japanese yen	1.4
Korean won	6.5
Mexican peso	0.5
Swiss franc	17.7
U.S. dollar	26.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Consumer Staples
16.4%
Industrials
15.8%
Short-Term Investment
12.8%
Financials
11.7%
Consumer Discretionary
11.6%
Health Care
11.1%
Information Technology
10.1%
Materials
4.1%
Energy
2.8%
Miscellaneous
2.5%
Communication Services
1.1%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	4.6%
Novartis AG	United States	4.2
ABB Ltd.	Switzerland	4.1
Unilever plc	United Kingdom	3.9
Arch Capital Group Ltd.	United States	3.8
Koninklijke Philips NV	Netherlands	3.8
UBS Group AG	Switzerland	3.5
Danone SA (Registered shares)	France	3.5
Brenntag SE	Germany	2.8
Garmin Ltd.	United States	2.7
Total		36.9%

Artisan International Value Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  ARTKX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDKX

This annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Value Fund - Advisor Shares	$109	1.05%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan International Value Fund returned 9.41%. The Fund compares its performance to the MSCI EAFE Index, which returned 14.99% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Value Fund.

• Top contributors within the portfolio during the period included Samsung Electronics, Safran SA, UBS Group AG, Ryanair Holdings and Garmin.

• Bottom contributors during the period included Arch Capital Group, HCL Technologies, Koninklijke Philips, DSM-Firmenich and Brenntag.

Key Fund Statistics

Dollar values in thousands

Net Assets	$41,161,354
Number of Portfolio Holdings	56
Total Investment Advisory Fees (net of waivers and reimbursements)	$347,416
Annual Portfolio Turnover Rate	24.70%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $644,585
MSCI EAFE Index - $547,649
MSCI ACWI Ex US (Net) - $551,162
700,000
600,000
500,000
400,000
300,000
200,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	9.41%	15.33%	9.93%
MSCI EAFE Index	14.99	11.15	8.17
MSCI ACWI ex US Index	16.45	10.26	8.23

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.9%
Canadian dollar	4.2
Euro	25.0
Hong Kong dollar	1.2
Indian rupee	2.0
Japanese yen	1.4
Korean won	6.5
Mexican peso	0.5
Swiss franc	17.7
U.S. dollar	26.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	4.6%
Novartis AG	United States	4.2
ABB Ltd.	Switzerland	4.1
Unilever plc	United Kingdom	3.9
Arch Capital Group Ltd.	United States	3.8
Koninklijke Philips NV	Netherlands	3.8
UBS Group AG	Switzerland	3.5
Danone SA (Registered shares)	France	3.5
Brenntag SE	Germany	2.8
Garmin Ltd.	United States	2.7
Total		36.9%

Artisan International Value Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDKX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHKX

This annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Value Fund - Institutional Shares	$99	0.95%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan International Value Fund returned 9.53%. The Fund compares its performance to the MSCI EAFE Index, which returned 14.99% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Value Fund.

• Top contributors within the portfolio during the period included Samsung Electronics, Safran SA, UBS Group AG, Ryanair Holdings and Garmin.

• Bottom contributors during the period included Arch Capital Group, HCL Technologies, Koninklijke Philips, DSM-Firmenich and Brenntag.

Key Fund Statistics

Dollar values in thousands

Net Assets	$41,161,354
Number of Portfolio Holdings	56
Total Investment Advisory Fees (net of waivers and reimbursements)	$347,416
Annual Portfolio Turnover Rate	24.70%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $2,601,793
MSCI EAFE Index - $2,190,594
MSCI ACWI Ex US (Net) - $2,204,646
3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	9.53%	15.44%	10.03%
MSCI EAFE Index	14.99	11.15	8.17
MSCI ACWI ex US Index	16.45	10.26	8.23

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.9%
Canadian dollar	4.2
Euro	25.0
Hong Kong dollar	1.2
Indian rupee	2.0
Japanese yen	1.4
Korean won	6.5
Mexican peso	0.5
Swiss franc	17.7
U.S. dollar	26.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	4.6%
Novartis AG	United States	4.2
ABB Ltd.	Switzerland	4.1
Unilever plc	United Kingdom	3.9
Arch Capital Group Ltd.	United States	3.8
Koninklijke Philips NV	Netherlands	3.8
UBS Group AG	Switzerland	3.5
Danone SA (Registered shares)	France	3.5
Brenntag SE	Germany	2.8
Garmin Ltd.	United States	2.7
Total		36.9%

Artisan International Value Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHKX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | ARTMX

This annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Mid Cap Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Fund - Investor Shares	$133	1.20%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Mid Cap Fund returned 21.14%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Mid Cap Fund.

•  Top contributors within the portfolio during the period included Spotify, Robinhood, ROBLOX, iRhythm and Insmed.

•  Bottom contributors during the period included Saia, Deckers Outdoor, Twist Bioscience, West Pharmaceutical Services and Coherent.

Key Fund Statistics

Dollar values in thousands

Net Assets	$3,730,978
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$36,959
Annual Portfolio Turnover Rate	62.54%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $29,300
Russell Midcap® Growth Index - $35,084
Russell 3000® Index - $39,447
Russell Midcap® Index - $29,401
40,000
35,000
30,000
25,000
20,000
15,000
10,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	21.14%	5.44%	11.35%
Russell 3000® Index	17.41	15.74	14.71
Russell Midcap® Index	11.11	12.66	11.39
Russell Midcap® Growth Index	22.02	11.26	13.37

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Health Care
26.2%
Information Technology
26.1%
Industrials
15.1%
Communication Services
12.7%
Consumer Discretionary
8.9%
Energy
2.7%
Financials
2.7%
Real Estate
1.8%
Consumer Staples
1.7%
Short-Term Investment
1.1%
Utilities
1.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	5.3%
Ascendis Pharma A/S	Denmark	4.4
Spotify Technology SA	United States	3.2
Insmed, Inc.	United States	3.2
West Pharmaceutical Services, Inc.	United States	3.0
DoorDash, Inc.	United States	2.9
Baker Hughes Co.	United States	2.7
iRhythm Technologies, Inc.	United States	2.6
Live Nation Entertainment, Inc.	United States	2.6
Shopify, Inc.	Canada	2.6
Total		32.5%

Artisan Mid Cap Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  ARTMX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. Effective January 1, 2025, Matthew Kamm and Jason White became co-lead portfolio managers of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDMX

This annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Mid Cap Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Fund - Advisor Shares	$118	1.07%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Mid Cap Fund returned 21.27%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Mid Cap Fund.

•  Top contributors within the portfolio during the period included Spotify, Robinhood, ROBLOX, iRhythm and Insmed.

•  Bottom contributors during the period included Saia, Deckers Outdoor, Twist Bioscience, West Pharmaceutical Services and Coherent.

Key Fund Statistics

Dollar values in thousands

Net Assets	$3,730,978
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$36,959
Annual Portfolio Turnover Rate	62.54%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $742,980
Russell Midcap® Growth Index - $877,090
Russell 3000® Index - $986,175
Russell Midcap® Index - $735,028
1,000,000
900,000
800,000
700,000
600,000
500,000
400,000
300,000
200,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	21.27%	5.58%	11.51%
Russell 3000® Index	17.41	15.74	14.71
Russell Midcap® Index	11.11	12.66	11.39
Russell Midcap® Growth Index	22.02	11.26	13.37

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	5.3%
Ascendis Pharma A/S	Denmark	4.4
Spotify Technology SA	United States	3.2
Insmed, Inc.	United States	3.2
West Pharmaceutical Services, Inc.	United States	3.0
DoorDash, Inc.	United States	2.9
Baker Hughes Co.	United States	2.7
iRhythm Technologies, Inc.	United States	2.6
Live Nation Entertainment, Inc.	United States	2.6
Shopify, Inc.	Canada	2.6
Total		32.5%

Artisan Mid Cap Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDMX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. Effective January 1, 2025, Matthew Kamm and Jason White became co-lead portfolio managers of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHMX

This annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Mid Cap Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Fund - Institutional Shares	$108	0.97%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Mid Cap Fund returned 21.39%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Mid Cap Fund.

•  Top contributors within the portfolio during the period included Spotify, Robinhood, ROBLOX, iRhythm and Insmed.

•  Bottom contributors during the period included Saia, Deckers Outdoor, Twist Bioscience, West Pharmaceutical Services and Coherent.

Key Fund Statistics

Dollar values in thousands

Net Assets	$3,730,978
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$36,959
Annual Portfolio Turnover Rate	62.54%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $2,999,052
Russell Midcap® Growth Index - $3,508,359
Russell 3000® Index - $3,944,702
Russell Midcap® Index - $2,940,113
4,000,000
3,500,000
3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	21.39%	5.68%	11.61%
Russell 3000® Index	17.41	15.74	14.71
Russell Midcap® Index	11.11	12.66	11.39
Russell Midcap® Growth Index	22.02	11.26	13.37

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	5.3%
Ascendis Pharma A/S	Denmark	4.4
Spotify Technology SA	United States	3.2
Insmed, Inc.	United States	3.2
West Pharmaceutical Services, Inc.	United States	3.0
DoorDash, Inc.	United States	2.9
Baker Hughes Co.	United States	2.7
iRhythm Technologies, Inc.	United States	2.6
Live Nation Entertainment, Inc.	United States	2.6
Shopify, Inc.	Canada	2.6
Total		32.5%

Artisan Mid Cap Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHMX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. Effective January 1, 2025, Matthew Kamm and Jason White became co-lead portfolio managers of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | ARTQX

This annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Mid Cap Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Value Fund - Investor Shares	$116	1.18%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Mid Cap Value Fund returned -3.52%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Mid Cap Value Fund.

• Top contributors within the portfolio during the period included Expedia Group, nVent Electric, Globe Life, Vontier and Ferguson.

• Bottom contributors during the period included Centene, Cable One, U-Haul, Baxter International and DENTSPLY SIRONA.

Key Fund Statistics

Dollar values in thousands

Net Assets	$912,220
Number of Portfolio Holdings	53
Total Investment Advisory Fees (net of waivers and reimbursements)	$9,408
Annual Portfolio Turnover Rate	45.48%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $20,997
Russell Midcap® Value Index - $25,848
Russell 3000® Index - $39,447
Russell Midcap® Index - $29,401
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	-3.52%	10.65%	7.70%
Russell 3000® Index	17.41	15.74	14.71
Russell Midcap® Index	11.11	12.66	11.39
Russell Midcap® Value Index	7.58	13.66	9.96

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

Other assets less liabilities - 2.6%
Common Stocks - 97.4%

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Consumer Discretionary 14.4%
Financials 13.8%
Health Care 12.6%
Industrials 12.6%
Information Technology 11.1%
Communication Services 8.6%
Real Estate 7.3%
Utilities 6.4%
Consumer Staples 5.6%
Energy 3.7%
Materials 2.0%
Short-Term Investment 1.9%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Vontier Corp.	United States	3.3%
Lamar Advertising Co.	United States	3.1
OGE Energy Corp.	United States	3.0
Genpact Ltd.	United States	2.8
First Citizens BancShares, Inc.	United States	2.8
U-Haul Holding Co.	United States	2.6
Alliant Energy Corp.	United States	2.6
Expedia Group, Inc.	United States	2.6
Analog Devices, Inc.	United States	2.5
Genuine Parts Co.	United States	2.5
Total		27.8%

Artisan Mid Cap Value Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  ARTQX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDQX

This annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Mid Cap Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Value Fund - Advisor Shares	$105	1.07%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Mid Cap Value Fund returned -3.42%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Mid Cap Value Fund.

• Top contributors within the portfolio during the period included Expedia Group, nVent Electric, Globe Life, Vontier and Ferguson.

• Bottom contributors during the period included Centene, Cable One, U-Haul, Baxter International and DENTSPLY SIRONA.

Key Fund Statistics

Dollar values in thousands

Net Assets	$912,220
Number of Portfolio Holdings	53
Total Investment Advisory Fees (net of waivers and reimbursements)	$9,408
Annual Portfolio Turnover Rate	45.48%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $532,007
Russell Midcap® Value Index - $646,191
Russell 3000® Index - $986,175
Russell Midcap® Index - $735,028
1,000,000
900,000
800,000
700,000
600,000
500,000
400,000
300,000
200,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	-3.42%	10.79%	7.84%
Russell 3000® Index	17.41	15.74	14.71
Russell Midcap® Index	11.11	12.66	11.39
Russell Midcap® Value Index	7.58	13.66	9.96

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Vontier Corp.	United States	3.3%
Lamar Advertising Co.	United States	3.1
OGE Energy Corp.	United States	3.0
Genpact Ltd.	United States	2.8
First Citizens BancShares, Inc.	United States	2.8
U-Haul Holding Co.	United States	2.6
Alliant Energy Corp.	United States	2.6
Expedia Group, Inc.	United States	2.6
Analog Devices, Inc.	United States	2.5
Genuine Parts Co.	United States	2.5
Total		27.8%

Artisan Mid Cap Value Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDQX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHQX

This annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Mid Cap Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Value Fund - Institutional Shares	$94	0.95%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Mid Cap Value Fund returned -3.36%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Mid Cap Value Fund.

• Top contributors within the portfolio during the period included Expedia Group, nVent Electric, Globe Life, Vontier and Ferguson.

• Bottom contributors during the period included Centene, Cable One, U-Haul, Baxter International and DENTSPLY SIRONA.

Key Fund Statistics

Dollar values in thousands

Net Assets	$912,220
Number of Portfolio Holdings	53
Total Investment Advisory Fees (net of waivers and reimbursements)	$9,408
Annual Portfolio Turnover Rate	45.48%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $2,144,889
Russell Midcap® Value Index - $2,584,765
Russell 3000® Index - $3,944,702
Russell Midcap® Index - $2,940,113
4,000,000
3,500,000
3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
500,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	-3.36%	10.89%	7.93%
Russell 3000® Index	17.41	15.74	14.71
Russell Midcap® Index	11.11	12.66	11.39
Russell Midcap® Value Index	7.58	13.66	9.96

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Vontier Corp.	United States	3.3%
Lamar Advertising Co.	United States	3.1
OGE Energy Corp.	United States	3.0
Genpact Ltd.	United States	2.8
First Citizens BancShares, Inc.	United States	2.8
U-Haul Holding Co.	United States	2.6
Alliant Energy Corp.	United States	2.6
Expedia Group, Inc.	United States	2.6
Analog Devices, Inc.	United States	2.5
Genuine Parts Co.	United States	2.5
Total		27.8%

Artisan Mid Cap Value Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHQX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | ARTNX

This annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Select Equity Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Select Equity Fund - Investor Shares	$136	1.25%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Select Equity Fund returned 17.26%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Select Equity Fund.

• Top contributors within the portfolio during the period included Heidelberg Materials, Charles Schwab, Bank of New York Mellon, Citigroup and Alphabet.

• Bottom contributors during the period included Elevance, Axalta, Harley-Davidson, Henry Schein and PayPal.

Key Fund Statistics

Dollar values in thousands

Net Assets	$72,531
Number of Portfolio Holdings	26
Total Investment Advisory Fees (net of waivers and reimbursements)	$362
Annual Portfolio Turnover Rate	26.15%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $20,006
S&P 500® Index - $24,663
25,000
20,000
15,000
10,000
2/28/2020
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Investor Shares - (February 28, 2020)	17.26%	14.49%	13.21%
S&P 500® Index	17.60	16.47	17.53

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

Emerging Markets - 4.5%
Europe - 7.1%
Americas - 81.4%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.0%
Euro	7.1
Korean won	4.5
U.S. dollar	83.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Financials
36.0%
Communication Services
12.9%
Health Care
12.6%
Materials
8.6%
Information Technology
8.3%
Short-Term Investment
6.4%
Industrials
5.7%
Energy
5.0%
Consumer Discretionary
4.5%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
American Express Co.	United States	5.5%
Alphabet, Inc.	United States	5.5
Bank of New York Mellon Corp. (The)	United States	5.4
Charles Schwab Corp. (The)	United States	5.1
Shell plc	United States	5.0
Citigroup, Inc.	United States	4.9
Meta Platforms, Inc.	United States	4.9
Heidelberg Materials AG	Germany	4.7
Samsung Electronics Co. Ltd.	South Korea	4.5
Aramark	United States	4.4
Total		49.9%

Artisan Select Equity Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  ARTNX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDNX

This annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Select Equity Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Select Equity Fund - Advisor Shares	$125	1.15%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Select Equity Fund returned 17.41%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Select Equity Fund.

• Top contributors within the portfolio during the period included Heidelberg Materials, Charles Schwab, Bank of New York Mellon, Citigroup and Alphabet.

• Bottom contributors during the period included Elevance, Axalta, Harley-Davidson, Henry Schein and PayPal.

Key Fund Statistics

Dollar values in thousands

Net Assets	$72,531
Number of Portfolio Holdings	26
Total Investment Advisory Fees (net of waivers and reimbursements)	$362
Annual Portfolio Turnover Rate	26.15%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $502,772
S&P 500® Index - $616,578
700,000
600,000
500,000
400,000
300,000
200,000
2/28/2020
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Advisor Shares - (February 28, 2020)	17.41%	14.59%	13.32%
S&P 500® Index	17.60	16.47	17.53

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.0%
Euro	7.1
Korean won	4.5
U.S. dollar	83.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
American Express Co.	United States	5.5%
Alphabet, Inc.	United States	5.5
Bank of New York Mellon Corp. (The)	United States	5.4
Charles Schwab Corp. (The)	United States	5.1
Shell plc	United States	5.0
Citigroup, Inc.	United States	4.9
Meta Platforms, Inc.	United States	4.9
Heidelberg Materials AG	Germany	4.7
Samsung Electronics Co. Ltd.	South Korea	4.5
Aramark	United States	4.4
Total		49.9%

Artisan Select Equity Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDNX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHNX

This annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Select Equity Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Select Equity Fund - Institutional Shares	$117	1.08%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Select Equity Fund returned 17.45%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Select Equity Fund.

• Top contributors within the portfolio during the period included Heidelberg Materials, Charles Schwab, Bank of New York Mellon, Citigroup and Alphabet.

• Bottom contributors during the period included Elevance, Axalta, Harley-Davidson, Henry Schein and PayPal.

Key Fund Statistics

Dollar values in thousands

Net Assets	$72,531
Number of Portfolio Holdings	26
Total Investment Advisory Fees (net of waivers and reimbursements)	$362
Annual Portfolio Turnover Rate	26.15%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $2,017,389
S&P 500® Index - $2,466,313
2,500,000
2,000,000
1,500,000
1,000,000
2/28/2020
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Institutional Shares - (February 28, 2020)	17.45%	14.66%	13.38%
S&P 500® Index	17.60	16.47	17.53

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.0%
Euro	7.1
Korean won	4.5
U.S. dollar	83.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
American Express Co.	United States	5.5%
Alphabet, Inc.	United States	5.5
Bank of New York Mellon Corp. (The)	United States	5.4
Charles Schwab Corp. (The)	United States	5.1
Shell plc	United States	5.0
Citigroup, Inc.	United States	4.9
Meta Platforms, Inc.	United States	4.9
Heidelberg Materials AG	Germany	4.7
Samsung Electronics Co. Ltd.	South Korea	4.5
Aramark	United States	4.4
Total		49.9%

Artisan Select Equity Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHNX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | ARTSX

This annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Small Cap Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Small Cap Fund - Investor Shares	$128	1.25%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Small Cap Fund returned 5.44%. The Fund compares its performance to the Russell 2000® Index, which returned 10.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Small Cap Fund.

• Top contributors within the portfolio during the period included Kratos Defense & Security Solutions, Astera Labs, iRhythm, Flex and Insmed.

• Bottom contributors during the period included Twist Bioscience, Iovance Biotherapeutics, Novanta, Inspire Medical Systems and PROCEPT BioRobotics.

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,119,172
Number of Portfolio Holdings	58
Total Investment Advisory Fees (net of waivers and reimbursements)	$11,738
Annual Portfolio Turnover Rate	64.80%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $26,928
Russell 2000® Index - $25,391
Russell 2000® Growth Index - $25,714
35,000
30,000
25,000
20,000
15,000
10,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	5.44%	1.42%	10.41%
Russell 2000® Index	10.76	11.56	9.77
Russell 2000® Growth Index	13.56	8.41	9.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

Other assets less liabilities - 1.2%
Common Stocks - 98.8%

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Health Care
30.0%
Information Technology
24.7%
Industrials
22.9%
Consumer Discretionary
13.2%
Real Estate
3.2%
Consumer Staples
3.0%
Financials
2.1%
Energy
0.9%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.1%
Flex Ltd.	United States	3.9
Lattice Semiconductor Corp.	United States	3.9
Modine Manufacturing Co.	United States	3.5
Guidewire Software, Inc.	United States	3.4
MACOM Technology Solutions Holdings, Inc.	United States	3.3
iRhythm Technologies, Inc.	United States	3.1
Vita Coco Co., Inc. (The)	United States	3.0
VSE Corp.	United States	2.7
Applied Industrial Technologies, Inc.	United States	2.7
Total		34.6%

Artisan Small Cap Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  ARTSX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDSX

This annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Small Cap Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Small Cap Fund - Advisor Shares	$113	1.10%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Small Cap Fund returned 5.63%. The Fund compares its performance to the Russell 2000® Index, which returned 10.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Small Cap Fund.

• Top contributors within the portfolio during the period included Kratos Defense & Security Solutions, Astera Labs, iRhythm, Flex and Insmed.

• Bottom contributors during the period included Twist Bioscience, Iovance Biotherapeutics, Novanta, Inspire Medical Systems and PROCEPT BioRobotics.

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,119,172
Number of Portfolio Holdings	58
Total Investment Advisory Fees (net of waivers and reimbursements)	$11,738
Annual Portfolio Turnover Rate	64.80%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $598,406
Russell 2000® Index - $503,333
Russell 2000® Growth Index - $544,789
800,000
700,000
600,000
500,000
400,000
300,000
200,000
2/1/2017
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Advisor Shares - (February 1, 2017)	5.63%	1.57%	10.60%
Russell 2000® Index	10.76	11.56	8.42
Russell 2000® Growth Index	13.56	8.41	9.41

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.1%
Flex Ltd.	United States	3.9
Lattice Semiconductor Corp.	United States	3.9
Modine Manufacturing Co.	United States	3.5
Guidewire Software, Inc.	United States	3.4
MACOM Technology Solutions Holdings, Inc.	United States	3.3
iRhythm Technologies, Inc.	United States	3.1
Vita Coco Co., Inc. (The)	United States	3.0
VSE Corp.	United States	2.7
Applied Industrial Technologies, Inc.	United States	2.7
Total		34.6%

Artisan Small Cap Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDSX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHSX

This annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Small Cap Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Small Cap Fund - Institutional Shares	$105	1.02%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Small Cap Fund returned 5.68%. The Fund compares its performance to the Russell 2000® Index , which returned 10.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Small Cap Fund.

• Top contributors within the portfolio during the period included Kratos Defense & Security Solutions, Astera Labs, iRhythm, Flex and Insmed.

• Bottom contributors during the period included Twist Bioscience, Iovance Biotherapeutics, Novanta, Inspire Medical Systems and PROCEPT BioRobotics.

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,119,172
Number of Portfolio Holdings	58
Total Investment Advisory Fees (net of waivers and reimbursements)	$11,738
Annual Portfolio Turnover Rate	64.80%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $2,752,531
Russell 2000® Index - $2,539,066
Russell 2000® Growth Index - $2,571,433
3,500,000
3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	5.68%	1.65%	10.66%
Russell 2000® Index	10.76	11.56	9.77
Russell 2000® Growth Index	13.56	8.41	9.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.1%
Flex Ltd.	United States	3.9
Lattice Semiconductor Corp.	United States	3.9
Modine Manufacturing Co.	United States	3.5
Guidewire Software, Inc.	United States	3.4
MACOM Technology Solutions Holdings, Inc.	United States	3.3
iRhythm Technologies, Inc.	United States	3.1
Vita Coco Co., Inc. (The)	United States	3.0
VSE Corp.	United States	2.7
Applied Industrial Technologies, Inc.	United States	2.7
Total		34.6%

Artisan Small Cap Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHSX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | ARTZX

This annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Sustainable Emerging Markets Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Sustainable Emerging Markets Fund - Investor Shares	$131	1.15%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Sustainable Emerging Markets Fund returned 28.01%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 17.32% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, emerging markets outperformed Europe but slightly trailed the US, although all three markets closed the period with double-digit gains. Country-level returns were broadly positive during the period. China was the top contributor in the MSCI Emerging Markets Index, while India was the most significant detractor.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Sustainable Emerging Markets Fund.

• Top contributors within the portfolio during the period included Taiwan Semiconductor Manufacturing Co, Doosan Enerbility, Anglogold Ashanti, Tencent and Alibaba.

• Bottom contributors during the period included Globant, China Traditional Chinese Medicine, E Ink, Havells India and Infosys.

Key Fund Statistics

Dollar values in thousands

Net Assets	$396,642
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,770
Annual Portfolio Turnover Rate	32.63%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $25,988
MSCI Emerging Markets Index - $21,566
30,000
25,000
20,000
15,000
10,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	28.01%	8.51%	10.02%
MSCI Emerging Markets Index	17.32	7.02	7.99

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

Pacific Basin - 2.2%
Europe - 4.0%
Americas - 0.5%
Emerging Markets - 91.1%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	5.6%
Euro	5.3
Hong Kong dollar	21.4
Indian rupee	8.0
Korean won	10.0
Mexican peso	3.7
New Taiwan dollar	18.9
South African rand	2.6
U.S. dollar	16.4
Vietnamese dong	2.0
Other	6.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Information Technology
23.2%
Financials
18.2%
Consumer Discretionary
16.5%
Industrials
11.7%
Communication Services
8.0%
Materials
6.6%
Health Care
4.1%
Energy
3.6%
Short-Term Investment
3.4%
Consumer Staples
3.2%
Real Estate
1.5%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	14.0%
Tencent Holdings Ltd.	China	5.8
Alibaba Group Holding Ltd.	China	5.1
ICICI Bank Ltd.	India	3.0
SK Hynix, Inc.	South Korea	2.9
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.7
MediaTek, Inc.	Taiwan	2.7
Anglogold Ashanti plc	United Kingdom	2.7
MercadoLibre, Inc.	Brazil	2.6
Wuxi Biologics Cayman, Inc.	China	2.5
Total		44.0%

Artisan Sustainable Emerging Markets Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  ARTZX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDEX

This annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Sustainable Emerging Markets Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Sustainable Emerging Markets Fund - Advisor Shares	$120	1.05%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Sustainable Emerging Markets Fund returned 28.14%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 17.32% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, emerging markets outperformed Europe but slightly trailed the US, although all three markets closed the period with double-digit gains. Country-level returns were broadly positive during the period. China was the top contributor in the MSCI Emerging Markets Index, while India was the most significant detractor.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Sustainable Emerging Markets Fund.

• Top contributors within the portfolio during the period included Taiwan Semiconductor Manufacturing Co, Doosan Enerbility, Anglogold Ashanti, Tencent and Alibaba.

• Bottom contributors during the period included Globant, China Traditional Chinese Medicine, E Ink, Havells India and Infosys.

Key Fund Statistics

Dollar values in thousands

Net Assets	$396,642
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,770
Annual Portfolio Turnover Rate	32.63%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $411,657
MSCI Emerging Markets Index - $353,118
450,000
400,000
350,000
300,000
250,000
200,000
4/27/2022
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Advisor Shares - (April 27, 2022)	28.14%	15.66%
MSCI Emerging Markets Index	17.32	10.60

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	5.6%
Euro	5.3
Hong Kong dollar	21.4
Indian rupee	8.0
Korean won	10.0
Mexican peso	3.7
New Taiwan dollar	18.9
South African rand	2.6
U.S. dollar	16.4
Vietnamese dong	2.0
Other	6.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	14.0%
Tencent Holdings Ltd.	China	5.8
Alibaba Group Holding Ltd.	China	5.1
ICICI Bank Ltd.	India	3.0
SK Hynix, Inc.	South Korea	2.9
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.7
MediaTek, Inc.	Taiwan	2.7
Anglogold Ashanti plc	United Kingdom	2.7
MercadoLibre, Inc.	Brazil	2.6
Wuxi Biologics Cayman, Inc.	China	2.5
Total		44.0%

Artisan Sustainable Emerging Markets Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDEX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHEX

This annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Sustainable Emerging Markets Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Sustainable Emerging Markets Fund - Institutional Shares	$114	1.00%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Sustainable Emerging Markets Fund returned 28.20%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 17.32% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, emerging markets outperformed Europe but slightly trailed the US, although all three markets closed the period with double-digit gains. Country-level returns were broadly positive during the period. China was the top contributor in the MSCI Emerging Markets Index, while India was the most significant detractor.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Sustainable Emerging Markets Fund.

• Top contributors within the portfolio during the period included Taiwan Semiconductor Manufacturing Co, Doosan Enerbility, Anglogold Ashanti, Tencent and Alibaba.

• Bottom contributors during the period included Globant, China Traditional Chinese Medicine, E Ink, Havells India and Infosys.

Key Fund Statistics

Dollar values in thousands

Net Assets	$396,642
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,770
Annual Portfolio Turnover Rate	32.63%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $2,625,971
MSCI Emerging Markets Index - $2,156,552
3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	28.20%	8.66%	10.14%
MSCI Emerging Markets Index	17.32	7.02	7.99

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	5.6%
Euro	5.3
Hong Kong dollar	21.4
Indian rupee	8.0
Korean won	10.0
Mexican peso	3.7
New Taiwan dollar	18.9
South African rand	2.6
U.S. dollar	16.4
Vietnamese dong	2.0
Other	6.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	14.0%
Tencent Holdings Ltd.	China	5.8
Alibaba Group Holding Ltd.	China	5.1
ICICI Bank Ltd.	India	3.0
SK Hynix, Inc.	South Korea	2.9
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.7
MediaTek, Inc.	Taiwan	2.7
Anglogold Ashanti plc	United Kingdom	2.7
MercadoLibre, Inc.	Brazil	2.6
Wuxi Biologics Cayman, Inc.	China	2.5
Total		44.0%

Artisan Sustainable Emerging Markets Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHEX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | ARTLX

This annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Fund - Investor Shares	$102	0.98%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Value Fund returned 8.32%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Value Fund.

• Top contributors within the portfolio during the period included Lam Research, Alphabet, Goldman Sachs, Philip Morris International and Safran.

• Bottom contributors during the period included United Parcel Service, Diageo, Baxter International, Comcast and Fiserv.

Key Fund Statistics

Dollar values in thousands

Net Assets	$319,747
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,211
Annual Portfolio Turnover Rate	35.72%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $32,222
Russell 3000® Index - $39,447
Russell 1000® Index - $40,586
Russell 1000® Value Index - $27,692
45,000
40,000
35,000
30,000
25,000
20,000
15,000
10,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	8.32%	15.42%	12.41%
Russell 3000® Index	17.41	15.74	14.71
Russell 1000® Index	17.75	15.99	15.04
Russell 1000® Value Index	9.44	13.88	10.72

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	1.8%
Euro	15.6
Swiss franc	2.3
U.S. dollar	80.3
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Financials
26.3%
Information Technology
16.9%
Health Care
15.4%
Consumer Staples
13.2%
Communication Services
9.0%
Industrials
7.1%
Energy
7.0%
Consumer Discretionary
2.6%
Short-Term Investment
2.5%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Wells Fargo & Co.	United States	4.0%
Lam Research Corp.	United States	3.4
Heineken Holding NV	Netherlands	3.2
PayPal Holdings, Inc.	United States	3.1
ASML Holding NV	Netherlands	3.1
Bank of America Corp.	United States	3.0
Philip Morris International, Inc.	United States	3.0
Kerry Group plc	Ireland	2.8
Texas Instruments, Inc.	United States	2.7
EOG Resources, Inc.	United States	2.7
Total		31.0%

Artisan Value Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  ARTLX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDLX

This annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Fund - Advisor Shares	$92	0.88%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Value Fund returned 8.42%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Value Fund.

• Top contributors within the portfolio during the period included Lam Research, Alphabet, Goldman Sachs, Philip Morris International and Safran.

• Bottom contributors during the period included United Parcel Service, Diageo, Baxter International, Comcast and Fiserv.

Key Fund Statistics

Dollar values in thousands

Net Assets	$319,747
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,211
Annual Portfolio Turnover Rate	35.72%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $817,438
Russell 3000® Index - $986,175
Russell 1000® Index - $1,014,648
Russell 1000® Value Index - $692,295
1,250,000
1,000,000
750,000
500,000
250,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	8.42%	15.58%	12.58%
Russell 3000® Index	17.41	15.74	14.71
Russell 1000® Index	17.75	15.99	15.04
Russell 1000® Value Index	9.44	13.88	10.72

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	1.8%
Euro	15.6
Swiss franc	2.3
U.S. dollar	80.3
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Wells Fargo & Co.	United States	4.0%
Lam Research Corp.	United States	3.4
Heineken Holding NV	Netherlands	3.2
PayPal Holdings, Inc.	United States	3.1
ASML Holding NV	Netherlands	3.1
Bank of America Corp.	United States	3.0
Philip Morris International, Inc.	United States	3.0
Kerry Group plc	Ireland	2.8
Texas Instruments, Inc.	United States	2.7
EOG Resources, Inc.	United States	2.7
Total		31.0%

Artisan Value Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDLX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHLX

This annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Fund - Institutional Shares	$87	0.83%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Value Fund returned 8.48%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Value Fund.

• Top contributors within the portfolio during the period included Lam Research, Alphabet, Goldman Sachs, Philip Morris International and Safran.

• Bottom contributors during the period included United Parcel Service, Diageo, Baxter International, Comcast and Fiserv.

Key Fund Statistics

Dollar values in thousands

Net Assets	$319,747
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,211
Annual Portfolio Turnover Rate	35.72%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $3,287,642
Russell 3000® Index - $3,944,702
Russell 1000® Index - $4,058,591
Russell 1000® Value Index - $2,769,181
5,000,000
4,000,000
3,000,000
2,000,000
1,000,000
9/30/2015
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	8.48%	15.63%	12.64%
Russell 3000® Index	17.41	15.74	14.71
Russell 1000® Index	17.75	15.99	15.04
Russell 1000® Value Index	9.44	13.88	10.72

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	1.8%
Euro	15.6
Swiss franc	2.3
U.S. dollar	80.3
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Wells Fargo & Co.	United States	4.0%
Lam Research Corp.	United States	3.4
Heineken Holding NV	Netherlands	3.2
PayPal Holdings, Inc.	United States	3.1
ASML Holding NV	Netherlands	3.1
Bank of America Corp.	United States	3.0
Philip Morris International, Inc.	United States	3.0
Kerry Group plc	Ireland	2.8
Texas Instruments, Inc.	United States	2.7
EOG Resources, Inc.	United States	2.7
Total		31.0%

Artisan Value Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHLX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Investor Shares | APFWX

This annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Value Income Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Income Fund - Investor Shares	$122	1.20%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Value Income Fund returned 3.45%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Value Income Fund.

• Top contributors within the portfolio during the period included Ryanair Holdings, Otis Worldwide, Corebridge Financial, Visa and Morgan Stanley.

• Bottom contributors during the period included Compass Group, Phillip Morris International, MGM China, Altria Group and The Goldman Sachs Group.

Key Fund Statistics

Dollar values in thousands

Net Assets	$16,491
Number of Portfolio Holdings	73
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Annual Portfolio Turnover Rate	31.99%

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Investor Shares - $11,954
S&P 500® Index - $16,140
Dow Jones US Select Dividend Index - $13,358
18,000
16,000
14,000
12,000
10,000
8,000
2/28/2022
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Investor Shares - (February 28, 2022)	3.45%	5.10%
S&P 500® Index	17.60	14.28
Dow Jones US Select Dividend Index	9.44	8.41

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

Emerging Markets - 1.1%
Europe - 15.0%
Americas - 81.2%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	1.4%
Euro	9.9
Hong Kong dollar	1.1
Swiss franc	1.6
U.S. dollar	86.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Financials
17.0%
Consumer Staples
15.5%
Utilities
10.7%
Information Technology
8.9%
Real Estate
8.1%
Consumer Discretionary
7.9%
Industrials
7.4%
Energy
6.3%
Health Care
6.0%
Short-Term Investment
5.5%
Communication Services
5.0%
Materials
1.7%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	3.5%
Philip Morris International, Inc.	United States	3.0
Wells Fargo & Co.	United States	2.8
PPL Corp.	United States	2.6
Heineken Holding NV	Netherlands	2.5
OGE Energy Corp.	United States	2.4
Ryanair Holdings plc	Ireland	2.4
EOG Resources, Inc.	United States	2.3
Lam Research Corp.	United States	2.1
Otis Worldwide Corp.	United States	2.1
Total		25.7%

Artisan Value Income Fund

Annual Shareholder Report

September 30, 2025

Investor Shares |  APFWX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Advisor Shares | APDWX

This annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Value Income Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Income Fund - Advisor Shares	$112	1.10%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Value Income Fund returned 3.56%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Value Income Fund.

• Top contributors within the portfolio during the period included Ryanair Holdings, Otis Worldwide, Corebridge Financial, Visa and Morgan Stanley.

• Bottom contributors during the period included Compass Group, Phillip Morris International, MGM China, Altria Group and The Goldman Sachs Group.

Key Fund Statistics

Dollar values in thousands

Net Assets	$16,491
Number of Portfolio Holdings	73
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Annual Portfolio Turnover Rate	31.99%

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Advisor Shares - $299,925
S&P 500® Index - $403,500
Dow Jones US Select Dividend Index - $333,939
450,000
400,000
350,000
300,000
250,000
200,000
2/28/2022
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Advisor Shares - (February 28, 2022)	3.56%	5.21%
S&P 500® Index	17.60	14.28
Dow Jones US Select Dividend Index	9.44	8.41

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	1.4%
Euro	9.9
Hong Kong dollar	1.1
Swiss franc	1.6
U.S. dollar	86.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	3.5%
Philip Morris International, Inc.	United States	3.0
Wells Fargo & Co.	United States	2.8
PPL Corp.	United States	2.6
Heineken Holding NV	Netherlands	2.5
OGE Energy Corp.	United States	2.4
Ryanair Holdings plc	Ireland	2.4
EOG Resources, Inc.	United States	2.3
Lam Research Corp.	United States	2.1
Otis Worldwide Corp.	United States	2.1
Total		25.7%

Artisan Value Income Fund

Annual Shareholder Report

September 30, 2025

Advisor Shares |  APDWX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report September 30, 2025 Institutional Shares | APHWX

This annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Value Income Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Income Fund - Institutional Shares	$107	1.05%

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Value Income Fund returned 3.69%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Value Income Fund.

• Top contributors within the portfolio during the period included Ryanair Holdings, Otis Worldwide, Corebridge Financial, Visa and Morgan Stanley.

• Bottom contributors during the period included Compass Group, Phillip Morris International, MGM China, Altria Group and The Goldman Sachs Group.

Key Fund Statistics

Dollar values in thousands

Net Assets	$16,491
Number of Portfolio Holdings	73
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Annual Portfolio Turnover Rate	31.99%

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period,
if less than 10 years) ended September 30, 2025.

Institutional Shares - $1,202,119
S&P 500® Index - $1,613,999
Dow Jones US Select Dividend Index - $1,335,754
2,000,000
1,500,000
1,000,000
500,000
2/28/2022
12/31/2022
12/31/2023
12/31/2024
9/30/2025

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Institutional Shares - (February 28, 2022)	3.69%	5.27%
S&P 500® Index	17.60	14.28
Dow Jones US Select Dividend Index	9.44	8.41

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	1.4%
Euro	9.9
Hong Kong dollar	1.1
Swiss franc	1.6
U.S. dollar	86.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	3.5%
Philip Morris International, Inc.	United States	3.0
Wells Fargo & Co.	United States	2.8
PPL Corp.	United States	2.6
Heineken Holding NV	Netherlands	2.5
OGE Energy Corp.	United States	2.4
Ryanair Holdings plc	Ireland	2.4
EOG Resources, Inc.	United States	2.3
Lam Research Corp.	United States	2.1
Otis Worldwide Corp.	United States	2.1
Total		25.7%

Artisan Value Income Fund

Annual Shareholder Report

September 30, 2025

Institutional Shares |  APHWX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

(b) Not applicable.

Item 2.	Code of Ethics.

(a) Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer (the “Covered Officers”).

(b) No disclosures are required pursuant to this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Registrant’s board of directors has determined that Gail L. Hanson, member of the registrant’s audit committee, William J. Kelly, member of the registrant’s audit committee, Peter M. Lebovitz, member of the registrant’s audit committee, and Bonnie L. Howard, member and chair of the registrant’s audit committee, each qualify as an audit committee financial expert, as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Ms. Hanson, Mr. Kelly, Mr. Lebovitz and Ms. Howard are “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including, without limitation, for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

Aggregate fees billed to the registrant for professional services rendered by Ernst & Young for the 2025 and 2024 fiscal years of the registrant are summarized in the table below. The table summarizes fees billed (or to be billed) by Ernst & Young for work performed relating to each applicable period identified below.

Fees:

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
Audit Fees(a)	$822,100	$756,900

Audit-Related Fees(b)	$—	$—

Tax Fees(c)	$754,490	$695,774

All Other Fees(d)	—	—

(a) “Audit Fees” include amounts for professional services rendered by Ernst & Young for the audit of the registrant’s annual financial statements and services that are normally provided by Ernst & Young in connection with statutory and regulatory filings or engagements, including for 2025, portions of which had not been billed as of September 30, 2025.

(b)  “Audit-Related Fees” include amounts for assurance and related services by Ernst & Young that are reasonably related to the performance of the audit of the registrant’s financial statements. Audit-related fees have not been reported under the item “audit fees” in the chart above.

(c) “Tax Fees” include amounts for professional services rendered by Ernst & Young for tax compliance, tax advice and tax planning.

The fees shown in the table above for the fiscal year ended September 30, 2025 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2025, which had not been billed as of September 30, 2025; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2025, which also had not been billed as of September 30, 2025; (3) the use of a PFIC database supplied by Ernst & Young for the fiscal year ended September 30, 2024, the excise year ended December 31, 2024 and the semiannual period ended March 31, 2025; the use of a Global Withholding Tax Reporter Database, AIS Content and RS Analyzer supplied by Ernst & Young for the fiscal year ended September 30, 2025; and EU reclaim filing fees.

The fees shown in the table above for the fiscal year ended September 30, 2024 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2024, which had not been billed as of September 30, 2024; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2024, which also had not been billed as of September 30, 2024; (3) the use of a PFIC database supplied by Ernst & Young for the fiscal year ended September 30, 2023, the excise year ended December 31, 2023 and the semiannual period ended March 31, 2024; the use of a Global Withholding Tax Reporter Database, AIS Content and RS Analyzer supplied by Ernst & Young for the fiscal year ended September 30, 2024; and EU reclaim filing fees.

(d) None.

(e)(1) During its regularly scheduled periodic meetings, the registrant’s audit committee considers any requests to pre-approve any audit, audit-related, tax and other services to be provided by the principal accountants of the registrant. The audit committee has authorized its chair to exercise that authority in the intervals between meetings; and the chair presents any such pre-approvals to the audit committee at its next regularly scheduled meeting. Under paragraph (c)(7)(i)(C) of Rule 2-01 of SEC Regulation S-X, pre-approval of non-audit services may be waived provided that: 1) the aggregate fees for all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided, 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(e)(2) No services included in Items 4(b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees for the fiscal years ended September 30, 2025 and September 30, 2024 by the registrant’s principal accountant for non-audit services rendered to the registrant are shown in the tables above and described under Items 4(b) – (d) above. For the registrant’s fiscal years ended September 30, 2025 and September 30, 2024, Ernst & Young LLP served as the registrant’s principal accountant and provided no services and billed no fees for non-audit services rendered to the registrant’s adviser or entities controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. The provisions of Rule 2-01(c)(7) were effective on May 6, 2003. No such services were rendered on or after May 6, 2003.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Please see schedule of investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Artisan Partners Funds

2025

September 30, 2025

A R T I S A N P A R T N E R S

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Emerging Markets Debt Opportunities Fund	APFOX	APDOX	APHOX
Artisan Floating Rate Fund	ARTUX	APDUX	APHUX
Artisan Focus Fund	ARTTX	APDTX	APHTX
Artisan Global Discovery Fund	APFDX	APDDX	APHDX
Artisan Global Equity Fund	ARTHX	APDHX	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Unconstrained Fund	APFPX	APDPX	APHPX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Explorer Fund	N/A	ARDBX	ARHBX
Artisan International Small-Mid Fund	ARTJX	APDJX	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Select Equity Fund	ARTNX	APDNX	APHNX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Sustainable Emerging Markets Fund	ARTZX	APDEX	APHEX
Artisan Value Fund	ARTLX	APDLX	APHLX
Artisan Value Income Fund	APFWX	APDWX	APHWX

The information contained herein includes the financial statements and certain other information as required by Items 7-11 of Form N-CSR.

TABLE OF CONTENTS

2	ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

SCHEDULES OF INVESTMENTS
4	Artisan Developing World Fund
5	Artisan Emerging Markets Debt Opportunities Fund
11	Artisan Floating Rate Fund
15	Artisan Focus Fund
18	Artisan Global Discovery Fund
20	Artisan Global Equity Fund
22	Artisan Global Opportunities Fund
23	Artisan Global Unconstrained Fund
35	Artisan Global Value Fund
36	Artisan High Income Fund
42	Artisan International Fund
44	Artisan International Explorer Fund
45	Artisan International Small-Mid Fund
47	Artisan International Value Fund
49	Artisan Mid Cap Fund
51	Artisan Mid Cap Value Fund
53	Artisan Select Equity Fund
54	Artisan Small Cap Fund
56	Artisan Sustainable Emerging Markets Fund
58	Artisan Value Fund
60	Artisan Value Income Fund

63	STATEMENTS OF ASSETS AND LIABILITIES

69	STATEMENTS OF OPERATIONS

75	STATEMENTS OF CHANGES IN NET ASSETS

82	FINANCIAL HIGHLIGHTS

94	NOTES TO FINANCIAL STATEMENTS

138	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

141	OTHER FEDERAL TAX INFORMATION (Unaudited)

142	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

143	ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

143	ITEM 9. PROXY DISCLOSURES

143	ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

144	ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

ARTISAN PARTNERS FUNDS, INC

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes
*	Non-income producing security.
#	Percentages for the various classifications relate to total net assets.
^	Amount rounds to less than $1 or 0.1% or 1 share.
‡	One contract is equal to 100 shares.
Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

Investment Abbreviations
ADR	American Depositary Receipt
BOA	Bank of America
BUBOR	Budapest Interbank Offered Rate
CDI	Certificate of Interbank Deposit
CGM	Citigroup Global Markets
CITI	Citibank, N.A.
DB	Deutsche Bank AG
Escrow shares	Financial instruments that are held by a third party, such as a bank or attorney, until certain conditions are met.
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDN	Global Depository Note
GDR	Global Depositary Receipt
GS	Goldman Sachs International
ICBCSB	ICBC Standard Bank Plc
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
JPM	JPMorgan Chase Bank, N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
LSE	London Stock Exchange
MIBOR	Mumbai Interbank Offered Rate
MS	Morgan Stanley & Co International plc
MSCS	Morgan Stanley Capital Services, Inc.
OMO	Open Market Operation
OTC	Over-the-Counter
PIK	Payment-In-Kind
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.
PRIBOR	Prague Interbank Offered Rate
Registered shares	Shares in a company where the holder's name is recorded on the ownership certificate. Such shares cannot be sold until they are de-registered, which can take up to one week.
REIT	Real Estate Investment Trust
SCB	Standard Chartered Bank
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depository Receipts
TIIE	Mexican Interbank Equilibrium Interest Rate
TIIEOIS	Mexican Interbank Equilibrium Interest Rate Overnight Index Swap
THOR	Thai Overnight Repurchase Rate
WIBOR	Warsaw Interbank Offer Rate
Zero Coupon	Indicates a debt security that does not pay periodic interest payments. Such security is issued at a discount and matures at face (principal) amount.

2	Artisan Partners Funds

Currency Abbreviations

ALL	Albanian lek	INR	Indian rupee
ARS	Argentina peso	ISK	Icelandic krona
AZN	Azerbaijani manat	KRW	Korean won
BRL	Brazilian real	KWD	Kuwaiti dinar
BWP	Botswana pula	KZT	Kazakhstan tenge
CAD	Canadian dollar	MXN	Mexican peso
CLP	Chilean peso	MYR	Malaysian ringgit
CNH	Chinese yuan offshore	NGN	Nigerian naira
COP	Colombian peso	PEN	Peruvian nuevo sol
CZK	Czech koruna	PLN	Polish zloty
DOP	Dominican peso	RON	Romanian leu
EGP	Egyptian pound	THB	Thailand baht
EUR	Euro	TJS	Tajikistani somoni
GBP	British pound	TRY	Turkish lira
GEL	Georgian lari	TWD	New Taiwan dollar
GHS	Ghanaian Cedi	USD	U.S. dollar
HKD	Hong Kong dollar	UYU	Uruguayan peso
HUF	Hungarian forint	UZS	Uzbekistani som
IDR	Indonesian rupiah	ZAR	South African rand

Artisan Partners Funds	3

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments — September 30, 2025

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.3%

AUSTRALIA - 1.5%
WiseTech Global Ltd.(1)	1,074	$64,206

BRAZIL - 9.2%
MercadoLibre, Inc.*	109	254,677
NU Holdings Ltd., Class A*	9,250	148,093
		402,770
CHINA - 19.8%
Alibaba Group Holding Ltd., ADR	563	100,664
Kanzhun Ltd., ADR*	4,115	96,115
KE Holdings, Inc., ADR	6,643	126,210
Kingsoft Cloud Holdings Ltd., ADR*	3,054	45,566
Kweichow Moutai Co. Ltd., Class A(1)	428	86,786
Meituan, Class B(1)(2)*	10,097	135,105
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A(1)	263	9,086
Tencent Holdings Ltd.(1)	3,133	266,930
		866,462
FRANCE - 2.3%
Hermes International SCA(1)	21	50,280
Safran SA(1)	142	50,120
		100,400
INDIA - 14.7%
Apollo Hospitals Enterprise Ltd.(1)	1,079	90,217
Eternal Ltd.(1)*	35,162	128,930
HDFC Bank Ltd., ADR	4,077	139,272
MakeMyTrip Ltd.*	2,018	188,920
One 97 Communications Ltd.(1)*	3,953	50,054
PB Fintech Ltd.(1)*	2,345	45,048
		642,441
ITALY - 1.1%
Ferrari NV	103	49,911

NETHERLANDS - 4.5%
Adyen NV(1)(2)*	121	194,195

SINGAPORE - 9.2%
Grab Holdings Ltd., Class A*	23,359	140,623
Sea Ltd., ADR*	1,454	259,932
		400,555
UNITED STATES - 34.0%
Airbnb, Inc., Class A*	786	95,390
ARM Holdings plc, ADR*	761	107,727
Cadence Design Systems, Inc.*	392	137,730
Coca-Cola Co. (The)	2,237	148,365
Coinbase Global, Inc., Class A*	142	48,039
Crowdstrike Holdings, Inc., Class A*	395	193,597
Mastercard, Inc., Class A	85	48,348
Netflix, Inc.*	87	104,482
NVIDIA Corp.	846	157,925
Snowflake, Inc., Class A*	611	137,776
Veeva Systems, Inc., Class A*	337	100,442
Visa, Inc., Class A	598	204,250
		1,484,071
Total common stocks
(Cost $2,324,496)		4,205,011
	Shares Held	Value
SHORT-TERM INVESTMENT - 3.3%

INVESTMENT COMPANY - 3.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(3) (Cost $145,124)	145,124	$145,124

Total investments - 99.6% (Cost $2,469,620)		4,350,135

Other assets less liabilities - 0.4%		18,677

Total net assets - 100.0%#		$4,368,812

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,170,957, or 26.8% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the value of these securities was $329,300 or 7.5% of net assets.
(3)	Represents the current yield as of September 30, 2025.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$371,412	8.5%
Consumer Discretionary	1,263,809	29.1
Consumer Staples	235,151	5.4
Financials	877,299	20.2
Health Care	199,745	4.6
Industrials	286,858	6.6
Information Technology	844,527	19.4
Real Estate	126,210	2.9
Short-Term Investment	145,124	3.3
Total investments	$4,350,135	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

4	Artisan Partners Funds

ARTISAN EMERGING MARKETS DEBT OPPORTUNITIES FUND

Consolidated Schedule of Investments — September 30, 2025

Principal amount, shares and dollar values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS - 48.1%

ALBANIA - 1.4%
Albanian Government Bond
4.21%, 1/15/2026	ALL	14,000	$170
5.00%, 2/24/2026	ALL	13,000	159
2.85%, 4/11/2027	ALL	16,700	201
4.30%, 7/10/2027	ALL	11,300	139
6.00%, 2/13/2028	ALL	9,500	121
5.25%, 1/26/2029	ALL	21,500	274
5.63%, 11/8/2030	ALL	19,000	248
4.05%, 2/7/2032	ALL	46,640	564
			1,876
ARGENTINA - 0.8%
Argentine Republic
3.88%, 7/9/2035(1)	EUR	1,665	1,019
4.25%, 1/9/2038(1)	EUR	40	25
			1,044
BAHAMAS - 6.9%
Commonwealth of the Bahamas
6.00%, 11/21/2028(2)		800	800
9.00%, 6/16/2029(2)		870	944
6.95%, 11/20/2029(2)		253	256
8.95%, 10/15/2032(2)		2,660	2,959
8.25%, 6/24/2036(2)		3,960	4,283
			9,242
BENIN - 3.3%
Benin Government Bond
4.88%, 1/19/2032(2)	EUR	2,165	2,420
4.95%, 1/22/2035(2)	EUR	1,063	1,151
6.88%, 1/19/2052(2)	EUR	816	876
			4,447
CAMEROON - 0.5%
Republic of Cameroon
9.50%, 11/19/2025(2)		460	459
5.95%, 7/7/2032(2)	EUR	274	265
			724
ECUADOR - 0.6%
Republic of Ecuador
6.90%, 7/31/2035(1)(2)		1,150	861

EL SALVADOR - 0.3%
Republic of El Salvador
0.25%, 04/17/2030 IO(2)		16,229	401
0.25%, 04/17/2030 IO(3)		1,887	49
			450
GEORGIA - 0.7%
Republic of Georgia
2.75%, 4/22/2026(2)		980	960

GHANA - 0.7%
Republic of Ghana
Zero Coupon, 7/3/2026(2)(4)		929	899

INDONESIA - 4.9%
Republic of Indonesia
7.00%, 5/15/2027	IDR	770,000	48
6.50%, 7/15/2030	IDR	30,330,000	1,898
6.38%, 4/15/2032	IDR	4,100,000	253
	Principal Amount		Value
INDONESIA (continued)
7.50%, 8/15/2032	IDR	4,500,000	$291
7.00%, 2/15/2033	IDR	5,500,000	347
6.63%, 2/15/2034	IDR	22,000,000	1,346
8.25%, 5/15/2036	IDR	9,854,000	675
7.50%, 5/15/2038	IDR	1,399,000	90
8.38%, 4/15/2039	IDR	2,121,000	145
7.13%, 6/15/2043	IDR	24,873,000	1,534
			6,627
IRAQ - 3.2%
Republic of Iraq
5.80%, 1/15/2028(2)		4,362	4,343

MONTENEGRO - 0.2%
Republic of Montenegro
7.25%, 3/12/2031(2)		225	240

NIGERIA - 1.8%
Federal Republic of Nigeria
7.63%, 11/21/2025(2)		996	998
6.13%, 9/28/2028(2)		1,467	1,443
			2,441
PAPUA NEW GUINEA - 2.0%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(2)		2,525	2,626

PERU - 7.3%
Bonos de la Tesoreria
6.95%, 8/12/2031	PEN	3,800	1,214
7.30%, 8/12/2033(2)	PEN	2,200	707
5.40%, 8/12/2034	PEN	28,450	7,938
			9,859
ROMANIA - 5.7%
Romania Government Bond
8.00%, 4/29/2030	RON	7,400	1,751
5.75%, 9/16/2030(2)		830	847
8.25%, 9/29/2032	RON	4,165	1,009
7.50%, 7/27/2033	RON	1,855	433
3.50%, 4/3/2034(2)	EUR	287	289
7.10%, 7/31/2034	RON	5,515	1,255
6.75%, 4/25/2035	RON	1,095	244
3.88%, 10/29/2035(2)	EUR	263	263
6.00%, 9/24/2044(2)	EUR	277	310
5.13%, 6/15/2048(2)		248	200
4.63%, 4/3/2049(2)	EUR	381	348
4.00%, 2/14/2051(2)		216	145
7.63%, 1/17/2053(2)		578	619
			7,713
RWANDA - 0.9%
Republic of Rwanda
5.50%, 8/9/2031(2)		1,330	1,198

SURINAME - 1.9%
Suriname Government International Bond
4.95% Cash, 3.00% PIK, 7/15/2033(1)(2)		808	801
4.95% Cash, 3.00% PIK, 7/15/2033(1)(3)		1,792	1,776
			2,577

Artisan Partners Funds	5

		Principal Amount	Value
TAJIKISTAN - 1.8%
Republic of Tajikistan
7.13%, 9/14/2027(2)		2,447	$2,444

UZBEKISTAN - 1.3%
National Bank of Uzbekistan
17.95%, 7/17/2028(2)	UZS	3,600,000	302
Republic of Uzbekistan International Bond
5.38%, 5/29/2027(2)	EUR	1,000	1,212
15.50%, 2/25/2028(2)	UZS	2,500,000	211
			1,725
ZAMBIA - 1.9%
Republic of Zambia
5.75%, 6/30/2033(1)(2)		2,682	2,571

Total Sovereign government bonds (Cost $61,672)			64,867

CORPORATE BONDS - 17.4%

ANGOLA - 0.3%
Azule Energy Finance plc
8.13%, 1/23/2030(2)		400	404

ARGENTINA - 1.0%
Empresa Distribuidora de Electricidad de Mendoza SA
9.75%, 7/28/2031(1)(2)		599	550
MSU Energy SA
9.75%, 12/5/2030(2)		907	819
			1,369
BRAZIL - 1.8%
Constellation Oil Services Holding SA
9.38%, 11/7/2029(2)		440	451
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031(2)		1,003	862
Oceanica Lux
13.00%, 10/2/2029(2)		400	408
OHI Group SA
13.00%, 7/22/2029(2)		580	614
Unigel Luxembourg SA
13.50% Cash, or 15.00% PIK, 12/31/2027(2)		67	52
11.00% Cash, or 12.00% PIK, 12/31/2028(2)		168	31
			2,418
CAMEROON - 0.5%
Golar LNG Ltd.
7.75%, 9/19/2029(2)		600	609

COLOMBIA - 1.0%
Canacol Energy Ltd.
5.75%, 11/24/2028(2)		1,330	460
Gran Tierra Energy, Inc.
9.50%, 10/15/2029(2)		970	822
			1,282
DOMINICAN REPUBLIC - 0.8%
Banco Central de la Republica Dominicana, GDN
13.00%, 1/30/2026(2)	DOP	15,540	251
9.00%, 12/11/2026(2)	DOP	55,320	870
			1,121
INDIA - 0.5%
Biocon Biologics Global plc
6.67%, 10/9/2029(2)		750	729

LUXEMBOURG - 1.0%
Vamos Europe SA
9.20%, 1/26/2031(2)		1,300	1,290
		Principal Amount	Value
MEXICO - 0.2%
Banco Plata S.A. Institucion de Banca Multiple
15.50%, 7/16/2028		220	$235

MOLDOVA, REPUBLIC OF - 0.4%
Aragvi Finance International DAC
11.13%, 11/20/2029(2)		590	594

NETHERLANDS - 0.3%
Cie Maritime Monegasque Osv BV
14.00%, 3/28/2029		400	385
Unigel Netherlands Holding Corp. BV
15.00% Cash, or 15.00% PIK, 12/31/2044(2)		166	—
			385
NIGERIA - 0.4%
SEPLAT Energy plc
9.13%, 3/21/2030(2)		530	545

NORWAY - 0.3%
DOF Group ASA
8.13%, 9/16/2030(2)		200	203
Panoro Energy ASA
10.25%, 12/11/2029		260	264
			467
PARAGUAY - 0.2%
Frigorifico Concepcion SA
7.70%, 7/21/2028(2)(5)		310	230

SINGAPORE - 0.4%
Yinson Production Financial Services Pte. Ltd.
9.63%, 5/3/2029(2)		500	529

SWAZILAND - 0.5%
Central Bank of Eswatini
11.88%, 5/8/2027	ZAR	6,000	356
12.18%, 8/1/2030	ZAR	5,000	291
			647
TURKEY - 1.7%
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu ve Kuzey Cevre Otoyolu Yatirim ve I
7.54%, 10/31/2027(2)		1,170	1,193
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S
9.50%, 7/10/2036(2)		1,134	1,151
			2,344
UNITED ARAB EMIRATES - 0.3%
Pearl Petroleum Co. Ltd.
13.00%, 5/15/2028(2)		373	404

UNITED KINGDOM - 2.6%
ACG Holdco 1 plc
14.75%, 1/13/2029		1,450	1,579
Galileo Global Technologies Ltd.
13.75%, 3/4/2028(2)		250	249
Salmon Group Ltd.
15.00%, 5/5/2028		640	653
Trident Energy Finance plc
12.50%, 11/30/2029(2)		950	993
			3,474
URUGUAY - 0.9%
Navios South American Logistics, Inc.
8.88%, 7/14/2030(2)		1,200	1,260

UZBEKISTAN - 2.3%
TBC Bank JSCB, Credit-Linked Note
22.00%, 6/5/2028(6)(7)	UZS	19,800,000	1,700

6	Artisan Partners Funds

		Principal Amount	Value
UZBEKISTAN (continued)
Uzbek Industrial and Construction Bank ATB
21.00%, 7/24/2027(2)	UZS	15,760,000	$1,358
			3,058
Total corporate bonds (Cost $22,810)			23,394

BANK LOANS - 5.2%

COTE D'IVOIRE - 2.7%
Republic of Cote d'Ivoire First Lien Term Loan
(SOFR + 2.85%), 5.03%, 3/18/2026(8)	EUR	1,400	1,639
(EURIBOR 6 Month + 2.85%), 4.92%, 7/17/2026(6)(7)(8)	EUR	1,693	1,988
			3,627
PARAGUAY - 0.3%
Frigorifico Concepcion SA First Lien Term Loan B
(SOFR + 5.50%), 9.63%, 12/8/2026(6)(7)(8)		429	404

TANZANIA - 2.2%
Tanzania (United Republic of) First Lien Term Loan
(SOFR + 5.20%), 9.13%, 1/15/2032(6)(7)(8)		600	600
(SOFR + 5.20%), 9.30%, 2/6/2032(6)(7)(8)		840	840
(SOFR + 5.45%), 9.58%, 5/20/2032(6)(7)(8)		40	40
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 9.46%, 3/6/2031(6)(7)(8)		1,450	1,447
			2,927
Total bank loans (Cost $6,917)			6,958

CONVERTIBLE BOND - 0.1%

CANADA - 0.1%
Lithium Argentina AG
1.75%, 1/15/2027 (Cost $152)		177	158

	Shares Held
COMMON STOCK - 0.0%

NETHERLANDS - 0.0%
Stichting Administratiekantoor Unigel Creditors, ADR(6)(7)* (Cost $–)		1	—

		Principal Amount
SHORT-TERM INVESTMENTS - 23.3%

SOVEREIGN GOVERNMENT TREASURY BILLS - 14.9%
ALBANIA - 0.7%
Republic of Albania
3.15%, 3/26/2026(9)	ALL	51,200	612
2.37%, 4/16/2026(9)	ALL	7,700	92
3.35%, 7/16/2026(9)	ALL	15,900	188
			892
EGYPT - 6.2%
Arab Republic of Egypt
15.67%, 10/7/2025(9)	EGP	25,250	528
19.07%, 10/14/2025(9)	EGP	18,000	374
21.86%, 10/21/2025(9)	EGP	29,950	618
23.24%, 10/28/2025(9)	EGP	27,325	561
24.05%, 11/4/2025(9)	EGP	57,150	1,168
25.21%, 11/25/2025(9)	EGP	51,900	1,044
25.41%, 12/2/2025(9)	EGP	22,025	441
25.57%, 12/9/2025(9)	EGP	29,275	583
25.69%, 12/16/2025(9)	EGP	48,675	965
		Principal Amount	Value
Arab Republic of Egypt (continued)
25.82%, 12/30/2025(9)	EGP	107,275	$2,106
			8,388
NIGERIA - 5.4%
Nigeria OMO Bill
5.12%, 10/7/2025(9)	NGN	890,500	600
19.32%, 12/2/2025(9)	NGN	1,548,390	1,010
15.44%, 12/9/2025(9)	NGN	1,990,000	1,303
19.31%, 1/6/2026(9)	NGN	2,720,710	1,743
15.84%, 2/10/2026(9)	NGN	193,000	123
26.07%, 2/23/2026(9)	NGN	425,000	258
19.75%, 2/24/2026(9)	NGN	1,648,697	1,029
26.20%, 2/25/2026(9)	NGN	425,000	258
20.06%, 3/17/2026(9)	NGN	778,024	480
19.51%, 4/7/2026(9)	NGN	249,000	152
20.25%, 4/14/2026(9)	NGN	651,976	396
			7,352
URUGUAY - 2.6%
Banco Central del Uruguay
3.18%, 10/1/2025(9)	UYU	21,100	529
7.17%, 10/8/2025(9)	UYU	4,320	108
8.30%, 6/5/2026(9)	UYU	3,500	83
8.25%, 6/26/2026(9)	UYU	14,400	341
8.16%, 7/31/2026(9)	UYU	25,744	605
8.08%, 9/4/2026(9)	UYU	64,195	1,498
7.76%, 10/2/2026(9)	UYU	13,100	305
			3,469
Total sovereign government treasury bills (Cost $19,544)			20,101

U.S. TREASURY OBLIGATIONS - 7.2%
U.S. Treasury Bills
3.86%, 10/21/2025(9)		2,600	2,594
3.91%, 10/28/2025(9)		7,100	7,078
Total U.S. treasury obligations (Cost $9,673)			9,672

	Shares Held
INVESTMENT COMPANIES - 1.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(10)		1,650	1,650
Federated Treasury Obligations Fund - Institutional Class, 4.00%(10)		1	1
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 4.06%(10)		1	1

Total investment companies (Cost $1,652)			1,652

Total short-term investments (Cost $30,869)			31,425

Total investments - 94.1% (Cost $122,420)			126,802

REVERSE REPURCHASE AGREEMENT - (0.1)% (Proceeds $(180))			(180)

Other assets less liabilities - 6.0%			8,136

Total net assets - 100.0%#			$134,758

(1)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future upon a contingent predetermined trigger. The interest rate shown was the current rate as of September 30, 2025.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the value of these securities was $57,582 or 42.7% of net assets.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Debt security that pays no cash income but is sold at a discount from its value at maturity.

Artisan Partners Funds	7

(5)	All or a position of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $7,019, or 5.2% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(8)	Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the rate in effect as of September 30, 2025.
(9)	Yield to maturity.
(10)	Represents the current yield as of September 30, 2025.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$1,290	1.0%
Consumer Staples	1,228	1.0
Energy	9,021	7.1
Financials	12,268	9.7
Health Care	729	0.6
Industrials	3,604	2.8
Materials	1,820	1.4
Sovereign Government Securities	64,867	51.2
Utilities	550	0.4
Short-Term Investments	31,425	24.8
Total investments	$126,802	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL**	38,837	USD	7,106	CGM	10/2/2025	191
BRL**	4,018	USD	734	SCB	10/2/2025	21
CZK	98,010	EUR	4,004	SCB	10/2/2025	26
CZK	2,630	USD	126	SCB	10/2/2025	1
EUR	4,029	CZK	98,010	SCB	10/2/2025	3
EUR	38	PLN	162	SCB	10/2/2025	—	^
IDR**	111,307,194	USD	6,665	CGM	10/2/2025	15
NGN**	983,402	USD	654	JPM	10/2/2025	8
PLN	162	EUR	38	SCB	10/2/2025	—	^
TRY	67,200	USD	1,590	SCB	10/2/2025	26
USD	929	BRL**	4,940	CGM	10/2/2025	—	^
USD	127	CZK	2,630	SCB	10/2/2025	—	^
USD	6,777	IDR**	111,307,194	CGM	10/2/2025	98
PEN**	9,110	USD	2,608	CGM	10/3/2025	16
PEN**	980	USD	279	SCB	10/3/2025	4
TRY	38,394	USD	862	SCB	10/9/2025	56
UZS**	10,203,000	USD	827	ICBCSB	10/17/2025	17
USD	1,261	ARS**	1,743,600	CITI	10/21/2025	69
USD	448	ARS**	621,800	JPM	10/21/2025	23
TRY	53,500	USD	1,262	SCB	10/23/2025	2
EGP**	25,424	USD	463	ICBCSB	10/29/2025	61
EGP**	33,876	USD	630	SG	10/29/2025	68
BRL**	37,962	USD	7,048	CGM	11/4/2025	24
BRL**	973	USD	181	SCB	11/4/2025	—	^
USD	4,814	RON	20,856	SCB	11/4/2025	6
UZS**	23,810,000	USD	1,758	ICBCSB	11/12/2025	199
UZS**	6,130,000	USD	481	ICBCSB	11/13/2025	23
UZS**	4,394,883	USD	325	SCB	11/13/2025	37
UZS**	4,145,117	USD	304	DB	11/17/2025	37
EUR	116	USD	137	SCB	12/17/2025	—	^
INR**	148,993	USD	1,669	CGM	12/17/2025	—	^
MXN	21,482	USD	1,160	JPM	12/17/2025	3
MYR**	8,360	USD	1,987	MSCS	12/17/2025	4
PEN**	980	USD	280	CGM	12/17/2025	2
USD	16,400	EUR	13,874	SCB	12/17/2025	38
TRY	9,950	USD	206	SCB	12/18/2025	19
UZS**	6,600,000	USD	457	JPM	1/7/2026	80
EGP**	28,400	USD	498	SG	1/29/2026	64
UYU**	20,000	USD	490	JPM	3/16/2026	2
GHS**	4,910	USD	378	JPM	3/31/2026	2

FOREIGN CURRENCY FORWARD CONTRACTS (continued)

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
TJS**	4,710	USD	405	ICBCSB	4/6/2026	74
AZN**	440	USD	249	SCB	6/3/2026	1
UZS**	9,562,900	USD	703	JPM	7/7/2026	46
AZN**	161	USD	90	JPM	12/15/2026	— ^
Total unrealized appreciation						1,366
RON	20,856	USD	4,821	SCB	10/2/2025	(6)
USD	7,094	BRL**	37,915	CGM	10/2/2025	(30)
USD	610	NGN**	983,402	JPM	10/2/2025	(53)
USD	4,797	RON	20,856	SCB	10/2/2025	(18)
KZT**	448,526	USD	824	DB	10/3/2025	(7)
KZT**	404,551	USD	745	ICBCSB	10/3/2025	(9)
KZT**	404,067	USD	745	SG	10/3/2025	(10)
USD	424	KZT**	233,184	ICBCSB	10/3/2025	(1)
USD	848	KZT**	466,411	SG	10/3/2025	(1)
USD	2,857	PEN**	10,091	CGM	10/3/2025	(49)
KZT**	42,587	USD	80	CITI	10/14/2025	(3)
KZT**	38,035	USD	71	ICBCSB	10/14/2025	(2)
ARS**	1,743,600	USD	1,359	CITI	10/21/2025	(167)
ARS**	621,800	USD	479	JPM	10/21/2025	(54)
USD	3,166	PEN**	11,226	CGM	10/21/2025	(65)
KZT**	70,959	USD	129	DB	10/29/2025	(1)
USD	72	UZS**	910,000	SCB	10/30/2025	(3)
KZT**	233,184	USD	420	ICBCSB	11/3/2025	(— )^
KZT**	466,411	USD	840	SG	11/3/2025	(— )^
BRL**	4,940	USD	921	CGM	11/4/2025	(1)
CZK	98,010	EUR	4,024	SCB	11/4/2025	(3)
CZK	2,630	USD	127	SCB	11/4/2025	(— )^
PLN	162	EUR	38	SCB	11/4/2025	(— )^
USD	3,784	PEN**	13,206	CGM	11/12/2025	(15)
USD	428	UZS**	5,700,000	JPM	11/13/2025	(40)
EUR	1,179	USD	1,395	SCB	12/17/2025	(5)
INR**	79,417	USD	890	CGM	12/17/2025	(— )^
USD	6,748	IDR**	113,100,194	CGM	12/17/2025	(15)
USD	1,853	PEN**	6,490	CGM	12/17/2025	(13)
USD	653	ZAR	11,446	JPM	12/17/2025	(6)
GHS	862	USD	63	JPM	3/26/2026	(1)
GHS	1,293	USD	94	JPM	3/30/2026	(2)
Total unrealized depreciation						(580)
Net unrealized appreciation						786

**	Non-deliverable.

8	Artisan Partners Funds

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Short Position Contracts
Euro-Bobl	(16)	12/8/2025	EUR	(1,600)	(2,213)	2
Euro-Bund	(23)	12/8/2025	EUR	(2,300)	(3,472)	(10)
Euro-Buxl	(4)	12/8/2025	EUR	(400)	(538)	(10)
Euro-Schatz	(8)	12/8/2025	EUR	(800)	(1,005)	1
U.S. Treasury 2 Year Note	(42)	12/31/2025	USD	(8,400)	(8,753)	3
U.S. Treasury 5 Year Note	(154)	12/31/2025	USD	(15,400)	(16,816)	12
U.S. Treasury 10 Year Note	(43)	12/19/2025	USD	(4,300)	(4,838)	7
U.S. Treasury 10 Year Ultra Note	(28)	12/19/2025	USD	(2,800)	(3,222)	(30)
U.S. Treasury Long Bond	(2)	12/19/2025	USD	(200)	(233)	(3)
U.S. Treasury Ultra Bond	(4)	12/19/2025	USD	(400)	(480)	(10)
Net unrealized depreciation						(38)

The Fund has recorded a liability of $4 as of September 30, 2025, related to the current day’s variation margin related to these contracts.

CENTRALLY CLEARED INTEREST RATE SWAPS

Notional amounts and values in thousands and reported in USD unless otherwise stated

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month PRIBOR semi-annually	3.95 annually	Pay	12/1/2030	CZK 31,850	7	28	35
4 week TIIE monthly	9.47 monthly	Pay	12/10/2025	MXN 50,600	—	11	11
4 week TIIE monthly	9.52 monthly	Pay	12/17/2025	MXN 33,900	—	7	7
4 week TIIE monthly	10.53 monthly	Pay	12/29/2025	MXN 283,100	—	132	132
1 day MIBOR semi-annually	6.06 semi-annually	Pay	2/24/2027	INR 171,000	—	18	18
1 day MIBOR semi-annually	5.76 semi-annually	Pay	4/9/2030	INR 478,900	16	1	17
1 day MIBOR semi-annually	6.04 semi-annually	Pay	2/4/2030	INR 152,072	—	25	25
1 day MIBOR semi-annually	6.06 semi-annually	Pay	8/9/2029	INR 235,000	—	40	40
1 day MIBOR semi-annually	6.07 semi-annually	Pay	2/3/2030	INR 35,360	—	6	6
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR 81,000	(7)	27	20
Total positive value					16	295	311
6 month PRIBOR semi-annually	3.82 annually	Pay	4/5/2034	CZK 79,500	(48)	(29)	(77)
3 month JIBAR quarterly	7.13 quarterly	Receive	8/19/2030	ZAR 4,300	—	(1)	(1)
6 month PRIBOR semi-annually	3.74 annually	Pay	2/14/2035	CZK 29,100	—	(18)	(18)
6 month WIBOR semi-annually	4.04 annually	Pay	4/11/2030	PLN 4,650	(2)	(10)	(12)
6 month PRIBOR semi-annually	3.58 annually	Pay	5/13/2035	CZK 48,300	(38)	(70)	(108)
6 month WIBOR semi-annually	4.33 annually	Pay	4/15/2035	PLN 9,000	(16)	(25)	(41)
1 day CDI at termination	13.40 at termination	Pay	1/3/2028	BRL 9,300	—	(1)	(1)
1 day CDI at termination	13.28 at termination	Pay	1/3/2028	BRL 59,300	—	(33)	(33)
1 day TIIEOIS monthly	8.96 monthly	Receive	12/10/2025	MXN 47,000	—^	(8)	(8)
1 day TIIEOIS monthly	8.96 monthly	Receive	12/29/2025	MXN 268,000	(3)	(65)	(68)
1 day TIIEOIS monthly	8.96 monthly	Receive	12/17/2025	MXN 32,200	—^	(6)	(6)
1 day TIIEOIS monthly	7.29 monthly	Pay	9/13/2030	MXN 89,500	—	(5)	(5)
Total negative value					(107)	(271)	(378)
Total					(91)	24	(67)

The Fund has recorded a liability of $169 as of September 30, 2025, related to the current day’s variation margin associated with all centrally cleared swap contracts.

Artisan Partners Funds	9

OTC TOTAL RETURN SWAP CONTRACTS

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount ($)	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Zambia(1)	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	6/28/2026	8,700	–	(4)	(4)
							–	(4)	(4)

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

REVERSE REPURCHASE AGREEMENT

Values in thousands

Counterparty	Interest Rate (%)	Trade Date	Maturity Date	Face value ($)	Face Value Including Accrued Interest ($)	Type of Non Cash Underlying Collateral	Remaining Contractual Maturity of Agreement
MS	(3.25)	9/23/2024	Open*	(180)	(180)	Corporate Bond	N/A*

*	Reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

10	Artisan Partners Funds

ARTISAN FLOATING RATE FUND

Schedule of Investments — September 30, 2025

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
BANK LOANS - 87.9%

AEROSPACE & DEFENSE - 0.4%
TransDigm, Inc. First Lien Term Loan M
(SOFR + 2.50%), 6.50%, 8/19/2032(1)	368	$368

AUTOMOBILE COMPONENTS - 2.4%
RealTruck Group, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.03%, 1/31/2028(1)	519	469
(SOFR + 5.00%), 9.28%, 1/31/2028(1)	768	713
Wheel Pros, Inc. First Lien Term Loan
(SOFR + 6.00%), 10.00%, 12/3/2029(1)	880	856
		2,038
BANKS - 0.2%
Osttra Group Ltd. Second Lien Term Loan
(SOFR + 6.00%), 9.78%, 5/20/2033(1)(2)	144	144

BROADLINE RETAIL - 0.7%
CNT Holdings I Corp. First Lien Term Loan
(SOFR + 2.25%), 6.56%, 11/8/2032(1)	607	606

BUILDING PRODUCTS - 1.6%
CP Atlas Buyer, Inc. First Lien Term Loan B
(SOFR + 5.25%), 9.41%, 7/8/2030(1)	497	486
Quikrete Holdings, Inc. First Lien Term Loan B2
(SOFR + 2.25%), 6.41%, 3/19/2029(1)	880	880
		1,366
CAPITAL MARKETS - 9.1%
Edelman Financial Engines Center LLC (The) First Lien Term Loan
(SOFR + 3.00%), 7.32%, 4/7/2028(1)	1,326	1,327
Edelman Financial Engines Center LLC (The) Second Lien Term Loan
(SOFR + 5.25%), 9.41%, 10/20/2028(1)	1,470	1,470
Jump Financial LLC First Lien Term Loan B
(SOFR + 3.50%), 7.50%, 2/26/2032(1)	988	992
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.50%), 7.66%, 7/31/2031(1)	2,371	2,364
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 5.75%), 9.91%, 2/16/2032(1)	1,500	1,497
Summit Acquisition, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.83%, 10/16/2031(1)	210	210
		7,860
CHEMICALS - 2.7%
Bakelite US Holdco, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.05%, 12/23/2031(1)	1,687	1,682
Formulations Parent Corp. First Lien Term Loan
(SOFR + 4.00%), 8.33%, 4/9/2032(1)	651	653
		2,335
COMMERCIAL SERVICES & SUPPLIES - 2.8%
Astro Acquisition LLC First Lien Term Loan
(SOFR + 3.25%), 7.12%, 8/30/2032(1)	304	305
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.67%, 12/21/2028(1)	1,259	1,234
Filtration Group Corp. First Lien Term Loan B
(SOFR + 2.75%), 6.91%, 10/23/2028(1)	664	666
OMNIA Partners LLC First Lien Term Loan B
(SOFR + 2.50%), 6.81%, 7/25/2030(1)	250	250
		2,455
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 4.7%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 2.75%), 7.02%, 11/30/2029(1)	2,420	$2,390
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 9.52%, 12/24/2030(1)	1,644	1,634
		4,024
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
Chefs' Warehouse, Inc. (The) First Lien Term Loan
(SOFR + 3.00%), 7.16%, 8/23/2029(1)	461	463

CONTAINERS & PACKAGING - 2.0%
Iris Holdings, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.16%, 6/28/2028(1)	1,744	1,690

DISTRIBUTORS - 0.4%
Core & Main LP First Lien Term Loan D
(SOFR + 2.00%), 6.17%, 7/27/2028(1)	198	198
Verde Purchaser LLC First Lien Term Loan
(SOFR + 4.00%), 8.00%, 11/30/2030(1)	133	132
		330
DIVERSIFIED CONSUMER SERVICES - 0.4%
KUEHG Corp. First Lien Term Loan
(SOFR + 2.75%), 6.75%, 6/12/2030(1)	344	343

FINANCIAL SERVICES - 1.2%
Blackhawk Network Holdings, Inc. First Lien Term Loan B2
(SOFR + 4.00%), 8.32%, 3/12/2029(1)	896	898
Orion US Finco, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.32%, 5/21/2032(1)	172	173
		1,071
FOOD PRODUCTS - 2.6%
1440 Foods Topco LLC First Lien Term Loan
(SOFR + 5.00%), 9.16%, 11/5/2031(1)	2,082	2,027
B&G Foods, Inc. First Lien Term Loan B5
(SOFR + 3.50%), 7.66%, 10/10/2029(1)	255	244
		2,271
GROUND TRANSPORTATION - 1.5%
SIRVA Worldwide, Inc. Delayed Draw First Lien Term Loan
(SOFR + 8.00%), 11.88%, 2/20/2029(1)	57	54
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 8.00%), 12.00%, 8/20/2029(1)	853	324
(SOFR + 8.00%), 12.03%, 2/20/2029(1)	255	237
Vortex Opco LLC First Lien Term Loan
(SOFR + 6.25%), 10.25%, 4/30/2030(1)	638	641
		1,256
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Medline Borrower LP First Lien Term Loan
(SOFR + 2.00%), 6.16%, 10/23/2028(1)	382	382

HOTEL & RESORT REITS - 1.4%
OEG Borrower LLC First Lien Term Loan
(SOFR + 3.50%), 7.64%, 6/30/2031(1)	1,242	1,245

HOTELS, RESTAURANTS & LEISURE - 9.7%
19th Holdings Golf LLC First Lien Term Loan
(SOFR + 3.25%), 7.57%, 2/7/2029(1)	1,987	1,978
BCPE Grill Parent, Inc. First Lien Term Loan
(SOFR + 4.75%), 8.75%, 9/30/2030(1)	1,272	1,224
Dave & Buster's, Inc. First Lien Term Loan B
(SOFR + 3.25%), 7.56%, 6/29/2029(1)	869	810

Artisan Partners Funds	11

	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE (continued)
Dave & Buster’s, Inc. First Lien Term Loan B (continued)
(SOFR + 3.25%), 7.56%, 11/3/2031(1)	123	$113
Life Time, Inc. First Lien Term Loan
(SOFR + 2.00%), 6.25%, 11/5/2031(1)	386	385
Motion Finco SARL First Lien Term Loan B3
(SOFR + 3.50%), 7.50%, 11/13/2029(1)(2)	1,479	1,322
Peninsula Pacific Entertainment LLC First Lien Term Loan B
(SOFR + 4.75%), 8.63%, 8/16/2032(1)	156	155
TKC Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.17%, 5/15/2028(1)	1,437	1,438
TKC Midco 1 LLC First Lien Term Loan
12.00% Cash, or 13.50% PIK, 2/16/2027	936	940
		8,365
HOUSEHOLD DURABLES - 3.6%
TGP Holdings III LLC First Lien Term Loan
(SOFR + 3.25%), 7.51%, 6/29/2028(1)	3,362	3,133

INSURANCE - 9.8%
Acrisure LLC First Lien Term Loan B
(SOFR + 3.25%), 7.41%, 6/21/2032(1)	1,641	1,637
Acrisure LLC First Lien Term Loan B6
(SOFR + 3.00%), 7.16%, 11/6/2030(1)	388	387
Alera Group, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.41%, 5/31/2032(1)	590	592
Alera Group, Inc. Second Lien Term Loan
(SOFR + 5.50%), 9.66%, 5/30/2033(1)	624	641
Amynta Agency Borrower, Inc. First Lien Term Loan
(SOFR + 2.75%), 6.91%, 12/29/2031(1)	135	134
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B
(SOFR + 2.75%), 6.94%, 2/18/2031(1)(2)	387	385
Baldwin Insurance Group Holdings LLC (The) First Lien Term Loan B2
(SOFR + 2.50%), 6.64%, 5/26/2031(1)	518	517
Cross Financial Corp. First Lien Term Loan B4
(SOFR + 2.75%), 6.91%, 10/31/2031(1)	990	992
Goosehead Insurance Holdings LLC First Lien Term Loan B
(SOFR + 3.00%), 7.18%, 1/8/2032(1)	341	343
IMA Financial Group, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.32%, 11/1/2028(1)	219	219
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan B
(SOFR + 2.75%), 7.06%, 3/15/2030(1)(2)	404	401
OneDigital Borrower LLC First Lien Term Loan
(SOFR + 3.00%), 7.32%, 7/2/2031(1)	921	920
Trucordia Insurance Holdings LLC First Lien Term Loan
(SOFR + 3.25%), 7.41%, 6/17/2032(1)	900	901
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), 8.75%, 5/6/2032(1)	357	363
		8,432
IT SERVICES - 7.5%
Arches Buyer, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.51%, 12/6/2027(1)	2,617	2,618
X Corp. First Lien Term Loan B1
(SOFR + 6.50%), 10.96%, 10/26/2029(1)	1,808	1,772
X Corp. First Lien Term Loan B3
9.50%, 10/26/2029	2,036	2,041
		6,431
LEISURE PRODUCTS - 7.0%
Bulldog Purchaser, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.04%, 6/30/2031(1)	150	150
GSM Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.00%, 9/29/2031(1)	2,985	2,941
Latham Pool Products, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.35%, 2/23/2029(1)	1,435	1,428
	Principal Amount	Value
LEISURE PRODUCTS (continued)
MajorDrive Holdings IV LLC First Lien Term Loan
(SOFR + 4.00%), 8.56%, 6/1/2028(1)	748	$728
Peloton Interactive, Inc. First Lien Term Loan
(SOFR + 5.50%), 9.66%, 5/30/2029(1)	796	805
		6,052
MEDIA - 0.6%
Virgin Media Bristol LLC First Lien Term Loan Y4
(SOFR + 3.18%), 7.59%, 3/31/2031(1)	500	493

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.7%
Forest City Enterprises LP First Lien Term Loan
(SOFR + 3.50%), 7.78%, 12/8/2025(1)	3,178	3,162

PASSENGER AIRLINES - 1.5%
Vista Management Holding, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.04%, 4/1/2031(1)	1,271	1,278

PHARMACEUTICALS - 0.4%
Paradigm Parent LLC First Lien Term Loan
(SOFR + 4.50%), 8.82%, 4/16/2032(1)	433	388

PROFESSIONAL SERVICES - 2.6%
Ryan LLC First Lien Term Loan
(SOFR + 3.50%), 7.82%, 11/14/2030(1)	729	730
VT Topco, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.16%, 8/9/2030(1)	1,519	1,470
		2,200
SOFTWARE - 4.2%
Applied Systems, Inc. First Lien Term Loan B
(SOFR + 2.25%), 6.25%, 2/24/2031(1)	478	479
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 4.50%), 8.50%, 2/23/2032(1)	471	481
Constant Contact, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.58%, 2/10/2028(1)	214	198
Ellucian Holdings, Inc. First Lien Term Loan B1
(SOFR + 2.75%), 6.91%, 10/9/2029(1)	37	37
Ellucian Holdings, Inc. Second Lien Term Loan
(SOFR + 4.75%), 8.91%, 11/15/2032(1)	113	115
Orchid Merger Sub II LLC First Lien Term Loan
(SOFR + 4.75%), 9.01%, 7/27/2027(1)	685	326
Renaissance Holdings Corp. First Lien Term Loan
(SOFR + 4.00%), 8.16%, 4/5/2030(1)	953	823
UKG, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.81%, 2/10/2031(1)	1,139	1,138
		3,597
SPECIALTY RETAIL - 1.6%
Evergreen Acqco 1 LP First Lien Term Loan
(SOFR + 3.00%), 7.03%, 9/17/2032(1)	231	231
Great Outdoors Group LLC First Lien Term Loan B
(SOFR + 3.25%), 7.41%, 1/23/2032(1)	993	991
Park River Holdings, Inc. First Lien Term Loan
(SOFR + 4.50%), 8.26%, 9/24/2032(1)	168	168
		1,390
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
Beach Acquisition Bidco LLC First Lien Term Loan B1
(SOFR + 3.25%), 7.31%, 9/13/2032(1)	270	271
Champ Acquisition Corp. First Lien Term Loan
(SOFR + 4.00%), 8.17%, 11/7/2031(1)	373	375
		646
Total bank loans (Cost $76,755)		75,814

12	Artisan Partners Funds

	Principal Amount	Value
CORPORATE BONDS - 4.1%

BANKS - 0.7%
Goldman Sachs Capital II
(SOFR + 1.03%), 5.20%, 11/5/2025(1)(3)	720	$628

BUILDING PRODUCTS - 0.4%
AmeriTex HoldCo Intermediate LLC
7.63%, 8/15/2033(4)	223	232
CP Atlas Buyer, Inc.
9.75%, 7/15/2030(4)	75	79
		311
HOTELS, RESTAURANTS & LEISURE - 2.1%
TKC Holdings, Inc.
6.88%, 5/15/2028(4)	371	374
10.50%, 5/15/2029(4)	1,371	1,404
		1,778
INSURANCE - 0.5%
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 7/15/2033(4)	443	453

SPECIALTY RETAIL - 0.2%
Park River Holdings, Inc.
8.00%, 3/15/2031(4)	168	170

TEXTILES, APPAREL & LUXURY GOODS - 0.2%
S&S Holdings LLC
8.38%, 10/1/2031(4)	209	205

Total corporate bonds (Cost $3,531)		3,545

	Shares Held
COMMON STOCKS - 0.8%

GROUND TRANSPORTATION - 0.0%^
SIRVA Worldwide, Inc.*	2	1

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
MP Topco Holdings LLC*	24	469

SOFTWARE - 0.2%
Matrix Exit Equity*	16	191

Total common stocks (Cost $391)		661

PREFERRED STOCK - 0.1%

GROUND TRANSPORTATION - 0.1%
SIRVA Worldwide, Inc. * (Cost $40)	— ^	63

	No. of Warrants‡
WARRANT - 0.0%

FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price $10(5)(6)* (Cost $—)	1	—

	Shares Held
SHORT-TERM INVESTMENT - 2.7%

INVESTMENT COMPANY - 2.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(7) (Cost $2,365)	2,365	2,365
	Shares Held	Value
Total investments - 95.6% (Cost $83,082)		$82,448

Other assets less liabilities - 4.4%		3,792

Total net assets - 100.0%#		$86,240

(1)	Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the current rate as of September 30, 2025.
(2)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B, 6.94%, 2/18/2031	United Kingdom	USD
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan B, 7.06%, 3/15/2030	Canada	USD
Motion Finco SARL First Lien Term Loan B3, 7.50%, 11/13/2029	Luxembourg	USD
Osttra Group Ltd. Second Lien Term Loan, 9.78%, 5/20/2033	United Kingdom	USD

(3)	Perpetual security. The rate reflected was the rate in effect on September 30, 2025. The maturity date reflects the next call date.
(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(7)	Represents the current yield as of September 30, 2025.

UNFUNDED LOAN COMMITMENTS

Values in thousands

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $69 or less than 0.1% of the total net assets as of September 30, 2025, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized Appreciation (Depreciation)
Peninsula Pacific Entertainment LLC Delayed Draw First Lien Term Loan	$36	$36	$– ^
SIRVA Worldwide, Inc. Delayed Draw First Lien Term Loan	33	32	(1)
	$69	$68	$(1)

Artisan Partners Funds	13

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$493	0.6%
Consumer Discretionary	25,056	30.4
Consumer Staples	2,735	3.3
Financials	21,749	26.3
Health Care	770	0.9
Industrials	9,299	11.3
Information Technology	14,242	17.3
Materials	4,025	4.9
Real Estate	1,714	2.1
Short-Term Investment	2,365	2.9
Total investments	$82,448	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

14	Artisan Partners Funds

ARTISAN FOCUS FUND
Schedule of Investments — September 30, 2025
Shares and dollar values in thousands except per share amounts

	Shares Held	Value
COMMON STOCKS - 91.1%

AEROSPACE & DEFENSE - 24.9%
Axon Enterprise, Inc.*	47	$34,015
GE Aerospace	403	121,192
Howmet Aerospace, Inc.	208	40,786
Rheinmetall AG(1)(2)	13	30,099
Rolls-Royce Holdings plc(1)(2)	5,351	85,673
		311,765

CAPITAL MARKETS - 5.5%
Charles Schwab Corp. (The)	131	12,534
Evercore, Inc., Class A	79	26,645
Goldman Sachs Group, Inc. (The)	8	6,413
Nasdaq, Inc.	268	23,740
		69,332

CONSUMER FINANCE - 3.0%
Capital One Financial Corp.	175	37,227

ELECTRIC UTILITIES - 2.2%
Constellation Energy Corp.	84	27,682

ELECTRICAL EQUIPMENT - 8.1%
GE Vernova, Inc.	51	31,105
Rockwell Automation, Inc.	26	8,980
Siemens Energy AG(1)(2)*	521	60,934
		101,019

ENTERTAINMENT - 4.2%
Netflix, Inc.*	44	52,623

FINANCIAL SERVICES - 4.7%
Mastercard, Inc., Class A	103	58,763

HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
Intuitive Surgical, Inc.*	51	22,752

HEALTH CARE REITS - 3.2%
Welltower, Inc.	228	40,558

HOTELS, RESTAURANTS & LEISURE - 1.9%
DoorDash, Inc., Class A*	86	23,295

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 2.0%
Vistra Corp.	127	24,843

OIL, GAS & CONSUMABLE FUELS - 1.6%
Williams Cos., Inc. (The)	322	20,382

PHARMACEUTICALS - 1.1%
Eli Lilly & Co.	19	14,449

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.3%
Broadcom, Inc.	156	51,527
NVIDIA Corp.	482	89,873
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(1)	179	49,884
		191,284

SOFTWARE - 11.6%
Microsoft Corp.	260	134,606
	Shares Held	Value
SOFTWARE (continued)
ServiceNow, Inc.*	12	$10,680
		145,286

Total common stocks
(Cost $746,319)		1,141,260

	No. of Contracts‡
OPTIONS PURCHASED - 4.6%

CALL OPTIONS - 3.1%
BANKS - 0.8%
JPMorgan Chase & Co.
1/16/2026 at USD 290.00; Notional Amount: USD 96,553	3,061	10,515

CAPITAL MARKETS - 0.8%
Goldman Sachs Group, Inc. (The)
1/16/2026 at USD 705.00; Notional Amount: USD 59,010	741	8,516
KKR & Co., Inc.
1/16/2026 at USD 145.00; Notional Amount: USD 21,039	1,619	809

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
NVIDIA Corp.
12/19/2025 at USD 145.00; Notional Amount: USD 63,978	3,429	15,499

SOFTWARE - 0.3%
Hut 8 Corp.
1/16/2026 at USD 36.00; Notional Amount: USD 20,280	5,826	4,020
Total Call Options		39,359

PUT OPTIONS - 1.5%
AEROSPACE & DEFENSE - 0.2%
General Electric Co.
11/21/2025 at USD 300.00; Notional Amount: USD 41,874	1,392	1,998

ELECTRICAL EQUIPMENT - 0.4%
GE Vernova, Inc.
11/21/2025 at USD 600.00; Notional Amount: USD 73,911	1,202	4,634

FINANCIAL SERVICES - 0.4%
Mastercard, Inc.
12/19/2025 at USD 590.00; Notional Amount: USD 95,560	1,680	5,657

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
Broadcom, Inc.
11/21/2025 at USD 340.00; Notional Amount: USD 79,574	2,412	6,090
Total Put Options		18,379
Total Options Purchased
(Cost $43,210)		57,738

Shares Held
SHORT-TERM INVESTMENT - 3.3%

INVESTMENT COMPANY - 3.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(3) (Cost $41,549)	41,549	41,549
Artisan Partners Funds	15

	Shares Held	Value
Total investments - 99.0%
(Cost $831,078)		$1,240,547

Other assets less liabilities - 1.0%		13,163
Total net assets - 100.0%#		$1,253,710

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Rheinmetall AG	Germany	EUR
Rolls-Royce Holdings plc	United Kingdom	GBP
Siemens Energy AG	Germany	EUR
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	USD

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $176,706, or 14.1% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(3)	Represents the current yield as of September 30, 2025.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$52,623	4.2%
Consumer Discretionary	23,295	1.9
Energy	20,381	1.6
Financials	190,820	15.5
Health Care	37,201	3.0
Industrials	419,415	33.8
Information Technology	362,180	29.2
Real Estate	40,558	3.3
Utilities	52,525	4.2
Short-Term Investment	41,549	3.3
Total investments	$1,240,547	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	79,416	GBP	58,833	JPM	2/11/2026	308
Total unrealized appreciation						308
USD	85,960	EUR	73,218	JPM	12/17/2025	(387)
GBP	1,719	USD	2,314	JPM	2/11/2026	(3)
USD	3,292	GBP	2,449	JPM	2/11/2026	(2)
Total unrealized depreciation						(392)
Net unrealized depreciation						(84)

16	Artisan Partners Funds

OTC TOTAL RETURN SWAP CONTRACTS
Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount ($)	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
MSATNVTS (Custom Basket)	(0.50)% and decrease in total return of index	Increase in total return of index	At termination	MS	4/26/2027	37,480	—	30,954	30,954
							—	30,954	30,954

The following table represents the holdings within the custom basket MSATNVTS, the reference entity of the total return swap as of September 30, 2025:

Security Description	Shares	Value ($)	Percent of Reference Entity Value (%)
Advanced Micro Devices, Inc.	5	730	1.05
Amphenol Corp.	6	751	1.09
Applied Materials, Inc.	3	583	0.84
Arista Networks, Inc.	6	831	1.20
ARM Holdings plc	4	564	0.81
ASML Holding NV	1	598	0.86
Broadcom, Inc.	2	766	1.11
Cadence Design Systems, Inc.	2	539	0.78
Celestica, Inc.	5	1,180	1.70
Cisco Systems, Inc.	7	485	0.70
Coherent Corp.	7	797	1.15
KLA Corp.	1	670	0.97
Lam Research Corp.	6	828	1.20
Marvell Technology, Inc.	8	657	0.95
Micron Technology, Inc.	6	967	1.40
NVIDIA Corp.	153	28,502	41.16
Oracle Corp.	3	883	1.28
QUALCOMM, Inc.	3	471	0.68
Synopsys, Inc.	1	473	0.68
Taiwan Semiconductor Manufacturing Co. Ltd.	100	27,963	40.39

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	17

ARTISAN GLOBAL DISCOVERY FUND
Schedule of Investments — September 30, 2025
Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.0%

CANADA - 1.5%
Colliers International Group, Inc.	20	$3,081

DENMARK - 5.8%
Ascendis Pharma A/S, ADR*	42	8,380
Novonesis Novozymes B, Class B(1)	60	3,663
		12,043

FINLAND - 0.7%
Amer Sports, Inc.*	41	1,438

GERMANY - 3.8%
flatexDEGIRO AG(1)	32	1,031
Nemetschek SE(1)	24	3,106
Sartorius AG (Preference)(1)	16	3,809
		7,946

ITALY - 1.4%
Brunello Cucinelli SpA(1)	26	2,899

NETHERLANDS - 4.2%
Argenx SE, ADR*	12	8,756

SINGAPORE - 2.9%
Sea Ltd., ADR*	34	6,007

SWEDEN - 0.5%
MIPS AB(1)(2)	26	962

SWITZERLAND - 3.8%
Galderma Group AG(1)	15	2,697
Sandoz Group AG(1)	57	3,407
VAT Group AG(1)(2)	4	1,662
		7,766

UNITED KINGDOM - 8.8%
3i Group plc(1)	53	2,914
Babcock International Group plc(1)	506	9,051
London Stock Exchange Group plc(1)	27	3,073
Melrose Industries plc(1)	383	3,158
		18,196

UNITED STATES - 61.6%
API Group Corp.*	121	4,150
Baker Hughes Co., Class A	33	1,631
CCC Intelligent Solutions Holdings, Inc.*	417	3,800
Clearwater Analytics Holdings, Inc., Class A*	54	974
Coherent Corp.*	18	1,914
Compass, Inc., Class A*	194	1,561
Duolingo, Inc., Class A*	5	1,766
Floor & Decor Holdings, Inc., Class A*	18	1,330
FTAI Aviation Ltd.	14	2,345
Guidewire Software, Inc.*	15	3,483
Hubbell, Inc., Class B	4	1,621
HubSpot, Inc.*	3	1,297
Ingersoll Rand, Inc.	37	3,090
Insmed, Inc.*	35	4,969
iRhythm Technologies, Inc.*	38	6,569
JBT Marel Corp.	22	3,023
JFrog Ltd.*	66	3,103
Lattice Semiconductor Corp.*	50	3,696
Liberty Media Corp-Liberty Formula One, Class C*	46	4,760
Live Nation Entertainment, Inc.*	30	4,921
MACOM Technology Solutions Holdings, Inc.*	20	2,507
	Shares Held	Value
UNITED STATES (continued)
Modine Manufacturing Co.*	32	$4,494
MongoDB, Inc., Class A*	5	1,507
Monolithic Power Systems, Inc.	3	2,743
Parsons Corp.*	24	1,963
PROCEPT BioRobotics Corp.*	51	1,825
Pure Storage, Inc., Class A*	47	3,979
RBC Bearings, Inc.*	11	4,186
Ryan Specialty Holdings, Inc., Class A	24	1,374
Samsara, Inc., Class A*	55	2,062
ServiceTitan, Inc., Class A*	11	1,159
SiteOne Landscape Supply, Inc.*	20	2,551
Spotify Technology SA*	5	3,603
Teledyne Technologies, Inc.*	4	2,292
Twist Bioscience Corp.*	77	2,164
Tyler Technologies, Inc.*	7	3,666
US Foods Holding Corp.*	55	4,230
Veeva Systems, Inc., Class A*	14	4,216
Veracyte, Inc.*	90	3,104
Viking Holdings Ltd.*	26	1,614
Waystar Holding Corp.*	43	1,643
West Pharmaceutical Services, Inc.	19	4,870
Wingstop, Inc.	11	2,742
Woodward, Inc.	12	2,981
		127,478
Total common stocks
(Cost $138,315)		196,572

SHORT-TERM INVESTMENT - 4.3%
2
INVESTMENT COMPANY - 4.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(3) (Cost $8,818)	8,818	8,818

Total investments - 99.3%
(Cost $147,133)		205,390

Other assets less liabilities - 0.7%		1,466

Total net assets - 100.0%#		$206,856

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $41,432, or 20.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the value of these securities was $2,624 or 1.3% of net assets.

(3)	Represents the current yield as of September 30, 2025.
18	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$13,284	6.5%
Consumer Discretionary	23,252	11.3
Consumer Staples	4,230	2.1
Energy	1,631	0.8
Financials	8,392	4.1
Health Care	56,409	27.4
Industrials	39,781	19.3
Information Technology	41,288	20.1
Materials	3,663	1.8
Real Estate	4,642	2.3
Short-Term Investment	8,818	4.3
Total investments	$205,390	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	19

ARTISAN GLOBAL EQUITY FUND
Schedule of Investments — September 30, 2025
Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.9%

BRAZIL - 1.0%
MercadoLibre, Inc.*	1	$1,914

CHILE - 0.6%
Holding Bursatil Regional SA	230	1,130

CHINA - 5.2%
Contemporary Amperex Technology Co. Ltd., Class A(1)	48	2,720
Minth Group Ltd.(1)	231	1,002
Tencent Holdings Ltd.(1)	36	3,101
Tencent Holdings Ltd., ADR	4	343
Tencent Music Entertainment Group, ADR	86	2,008
Tencent Music Entertainment Group, Class A(1)	113	1,316
		10,490

DENMARK - 1.1%
NKT A/S(1)*	23	2,247

FRANCE - 6.7%
Air Liquide SA(1)	9	1,973
BNP Paribas SA(1)	35	3,182
Cie de Saint-Gobain SA(1)	16	1,786
SPIE SA(1)	121	6,570
		13,511

GERMANY - 6.1%
MTU Aero Engines AG(1)	6	2,878
Pfisterer Holding SE(1)*	86	7,265
Vonovia SE(1)	71	2,204
		12,347

GREECE - 5.9%
Alpha Bank SA(1)	2,124	9,058
Piraeus Financial Holdings SA(1)	339	2,877
		11,935

HONG KONG - 2.7%
Bright Smart Securities & Commodities Group Ltd.(1)*	760	894
Prudential plc(1)	322	4,534
Zijin Gold International Co. Ltd.(1)*	1	9
		5,437

INDONESIA - 2.2%
First Pacific Co. Ltd.(1)	5,215	4,374

IRELAND - 1.5%
Permanent TSB Group Holdings plc(1)*	1,140	3,106

ITALY - 5.0%
BFF Bank SpA(1)(2)*	629	8,080
Enel SpA(1)	212	2,006
		10,086

JAPAN - 3.8%
Mitsubishi Heavy Industries Ltd.(1)	160	4,161
Mitsubishi UFJ Financial Group, Inc.(1)	120	1,898
Tokyo Gas Co. Ltd.(1)	43	1,515
		7,574

MACAU - 0.5%
Galaxy Entertainment Group Ltd.(1)	197	1,087

NETHERLANDS - 0.8%
ASML Holding NV(1)	1	1,015
ASML Holding NV, ADR	1	668
		1,683
	Shares Held	Value
RUSSIA - 0.0%
Sberbank of Russia PJSC(1)(3)(4)	1,137	$—

SINGAPORE - 0.2%
Singapore Technologies Engineering Ltd.(1)	57	380

SOUTH KOREA - 15.9%
Hanwha Aerospace Co. Ltd.(1)	12	9,792
Hyosung Heavy Industries Corp.(1)	1	1,077
Hyundai Rotem Co. Ltd.(1)	6	964
LIG Nex1 Co. Ltd.(1)	22	8,209
LS Electric Co. Ltd.(1)	19	3,797
MNC Solution Co. Ltd.(1)	29	4,602
SNT Dynamics Co. Ltd.(1)	70	3,606
		32,047

SWEDEN - 1.0%
NOBA Bank Group AB(1)*	202	2,013

SWITZERLAND - 4.6%
SGS SA(1)	26	2,725
UBS Group AG(1)	159	6,543
		9,268

TAIWAN - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	76	3,306

UNITED KINGDOM - 16.3%
3i Group plc(1)	33	1,835
Babcock International Group plc(1)	523	9,353
BAE Systems plc(1)	60	1,660
Flutter Entertainment plc (LSE)(1)*	1	275
HSBC Holdings plc(1)	82	1,154
HSBC Holdings plc(1)	30	423
ICG plc(1)	63	1,874
Lloyds Banking Group plc(1)	1,407	1,585
National Grid plc(1)	486	6,999
SSE plc(1)	169	3,950
Tesco plc(1)	447	2,678
Unilever plc(1)	20	1,178
		32,964

UNITED STATES - 16.2%
Amazon.com, Inc.*	31	6,757
Corning, Inc.	36	2,916
GE Aerospace	7	2,207
Ionis Pharmaceuticals, Inc.*	34	2,219
Meta Platforms, Inc., Class A	3	2,345
Natera, Inc.*	18	2,845
RTX Corp.	49	8,268
S&P Global, Inc.	7	3,217
Stryker Corp.	5	1,832
		32,606
Total common stocks
(Cost $151,170)		199,505

SHORT-TERM INVESTMENT - 0.0%^
2
INVESTMENT COMPANY - 0.0%^
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(5) (Cost $81)	81	81
20	Artisan Partners Funds

	Shares Held	Value
Total investments - 98.9%
(Cost $151,251)		$199,586

Other assets less liabilities - 1.1%		2,236

Total net assets - 100.0%#		$201,822

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $160,836, or 79.7% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the value of these securities was $8,080 or 4.0% of net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(4)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sberbank of Russia PJSC	9/16/2021 - 2/11/2022	$4,750	$—	0.0%

(5)	Represents the current yield as of September 30, 2025.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$9,113	4.6%
Consumer Discretionary	11,035	5.5
Consumer Staples	8,230	4.1
Financials	53,403	26.8
Health Care	6,896	3.5
Industrials	84,267	42.1
Information Technology	7,905	4.0
Materials	1,982	1.0
Real Estate	2,204	1.1
Utilities	14,470	7.3
Short-Term Investment	81	0.0
Total investments	$199,586	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	21

ARTISAN GLOBAL OPPORTUNITIES FUND
Schedule of Investments — September 30, 2025
Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.2%

BELGIUM - 1.9%
UCB SA(1)	139	$38,455

CANADA - 3.5%
Shopify, Inc., Class A*	474	70,420

CHINA - 4.9%
Tencent Holdings Ltd.(1)	1,151	98,018

FRANCE - 0.7%
L'Oreal SA(1)	31	13,445

GERMANY - 0.5%
SAP SE(1)	38	10,242

HONG KONG - 0.8%
Techtronic Industries Co. Ltd.(1)	1,322	16,963

JAPAN - 1.5%
Keyence Corp.(1)	80	29,786

NETHERLANDS - 4.6%
Argenx SE, ADR*	126	93,299

SINGAPORE - 2.5%
Sea Ltd., ADR*	275	49,218

SWITZERLAND - 3.3%
Lonza Group AG(1)	100	67,042

TAIWAN - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	1,013	44,070

UNITED KINGDOM - 13.2%
3i Group plc(1)	537	29,581
AstraZeneca plc(1)	212	32,447
BAE Systems plc(1)	2,751	76,233
London Stock Exchange Group plc(1)	358	41,152
RELX plc(1)	917	43,807
Sage Group plc (The)(1)	627	9,317
Unilever plc(1)	568	33,588
		266,125

UNITED STATES - 56.6%
Advanced Micro Devices, Inc.*	237	38,382
Amazon.com, Inc.*	451	99,100
Apple, Inc.	93	23,595
Baker Hughes Co., Class A	1,202	58,581
Boston Scientific Corp.*	485	47,323
Carrier Global Corp.	525	31,334
CBRE Group, Inc., Class A*	283	44,539
Cencora, Inc.	87	27,210
Coinbase Global, Inc., Class A*	51	17,366
Danaher Corp.	254	50,353
Eaton Corp. plc	110	41,033
GE Vernova, Inc.	88	53,860
Insmed, Inc.*	146	21,001
L3Harris Technologies, Inc.	72	21,920
Lam Research Corp.	389	52,096
Linde plc	83	39,205
Netflix, Inc.*	80	95,584
Oracle Corp.	277	78,043
PayPal Holdings, Inc.*	273	18,314
S&P Global, Inc.	80	38,999
	Shares Held	Value
UNITED STATES (continued)
Snowflake, Inc., Class A*	227	$51,215
Spotify Technology SA*	36	25,194
Starbucks Corp.	143	12,109
Synopsys, Inc.*	59	29,082
West Pharmaceutical Services, Inc.	135	35,513
Williams Cos., Inc. (The)	610	38,651
Xylem, Inc.	242	35,677
Zoetis, Inc., Class A	102	14,961
		1,140,240
Total common stocks
(Cost $1,375,322)		1,937,323

SHORT-TERM INVESTMENT - 0.9%
2
INVESTMENT COMPANY - 0.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(2) (Cost $17,318)	17,318	17,318

Total investments - 97.1%
(Cost $1,392,640)		1,954,641

Other assets less liabilities - 2.9%		59,152

Total net assets - 100.0%#		$2,013,793

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $584,146, or 29.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)	Represents the current yield as of September 30, 2025.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$218,796	11.2%
Consumer Discretionary	160,427	8.2
Consumer Staples	47,033	2.4
Energy	97,232	5.0
Financials	145,412	7.4
Health Care	427,604	21.9
Industrials	320,827	16.4
Information Technology	436,248	22.3
Materials	39,205	2.0
Real Estate	44,539	2.3
Short-Term Investment	17,318	0.9
Total investments	$1,954,641	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

22	Artisan Partners Funds

ARTISAN GLOBAL UNCONSTRAINED FUND

Consolidated Schedule of Investments — September 30, 2025

Principal amount, shares and dollar values in thousands and reported in USD unless otherwise stated

		Principal Amount	Value
SOVEREIGN GOVERNMENT BONDS - 45.2%

ALBANIA - 0.8%
Albanian Government Bond
4.21%, 1/15/2026	ALL	23,100	$281
5.00%, 2/24/2026	ALL	16,200	198
2.85%, 4/11/2027	ALL	68,700	825
4.30%, 7/10/2027	ALL	14,800	182
6.00%, 2/13/2028	ALL	12,500	160
5.25%, 1/26/2029	ALL	21,500	274
5.63%, 11/8/2030	ALL	26,000	340
4.05%, 2/7/2032	ALL	133,370	1,612
			3,872

ARGENTINA - 0.4%
Argentine Republic
3.88%, 7/9/2035(1)	EUR	1,819	1,114
3.00%, 7/9/2041(1)	EUR	1,394	797
			1,911

BAHAMAS - 5.6%
Commonwealth of the Bahamas
6.00%, 11/21/2028(2)		950	950
9.00%, 6/16/2029(2)		3,067	3,326
6.95%, 11/20/2029(2)		404	409
8.95%, 10/15/2032(2)		10,889	12,115
8.25%, 6/24/2036(2)		10,250	11,086
			27,886

BENIN - 2.7%
Benin Government Bond
4.88%, 1/19/2032(2)	EUR	1,664	1,860
4.95%, 1/22/2035(2)	EUR	7,406	8,017
6.88%, 1/19/2052(2)	EUR	3,398	3,648
			13,525

CAMEROON - 0.2%
Republic of Cameroon
9.50%, 11/19/2025(2)		583	582
5.95%, 7/7/2032(2)	EUR	511	495
			1,077

ECUADOR - 0.5%
Republic of Ecuador
6.90%, 7/31/2035(1)(2)		3,150	2,359

EL SALVADOR - 0.2%
Republic of El Salvador
0.25%, 04/17/2030 IO(2)		42,945	1,061
0.25%, 04/17/2030 IO(3)		4,012	104
			1,165

GEORGIA - 0.5%
Republic of Georgia
2.75%, 4/22/2026(2)		2,409	2,359

GHANA - 0.4%
Republic of Ghana
Zero Coupon, 7/3/2026(2)(4)		2,290	2,216

GUATEMALA - 0.5%
Republic of Guatemala
4.50%, 5/3/2026(2)		2,450	2,444
		Principal Amount	Value
HUNGARY - 0.3%
Magyar Export-Import Bank Zrt.
6.13%, 12/4/2027(2)		1,500	$1,552

ICELAND - 3.2%
Republic of Iceland
6.75%, 10/15/2026	ISK	659,843	5,408
8.00%, 4/15/2027	ISK	158,000	1,314
7.00%, 9/17/2035	ISK	1,051,600	8,780
4.50%, 2/17/2042	ISK	93,000	597
			16,099

INDIA - 0.5%
Asian Infrastructure Investment Bank (The)
7.00%, 3/1/2029(2)	INR	80,000	909
International Bank for Reconstruction & Development
6.50%, 4/17/2030	INR	63,000	703
Republic of India
7.54%, 5/23/2036	INR	88,000	1,048
			2,660

INDONESIA - 1.9%
Republic of Indonesia
7.00%, 5/15/2027	IDR	2,480,000	154
6.88%, 4/15/2029	IDR	15,900,000	1,001
6.50%, 7/15/2030	IDR	69,000,000	4,317
7.50%, 8/15/2032	IDR	19,200,000	1,244
8.38%, 3/15/2034	IDR	30,755,000	2,098
7.13%, 6/15/2042	IDR	6,672,000	412
			9,226

IRAQ - 2.7%
Republic of Iraq
5.80%, 1/15/2028(2)		13,298	13,240

KENYA - 0.1%
Republic of Kenya
7.00%, 5/22/2027(2)		533	546
9.75%, 2/16/2031(2)		5	5
			551

MONGOLIA - 0.6%
City of Ulaanbaatar Mongolia
7.75%, 8/21/2027(2)		2,970	3,034

MONTENEGRO - 0.2%
Republic of Montenegro
7.25%, 3/12/2031(2)		800	854

NAMIBIA - 0.1%
Republic of Namibia
5.25%, 10/29/2025(2)		500	497

NIGERIA - 1.8%
Federal Republic of Nigeria
7.63%, 11/21/2025(2)		1,440	1,443
6.13%, 9/28/2028(2)		7,790	7,664
			9,107

PAPUA NEW GUINEA - 1.6%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(2)		7,525	7,826
Artisan Partners Funds	23

		Principal Amount	Value
PERU - 6.2%
Bonos de la Tesoreria
6.95%, 8/12/2031	PEN	66,900	$21,372
6.15%, 8/12/2032	PEN	30,200	9,228
			30,600

ROMANIA - 4.0%
Romania Government Bond
8.00%, 4/29/2030	RON	28,000	6,625
5.75%, 9/16/2030(2)		900	919
8.25%, 9/29/2032	RON	6,030	1,461
7.50%, 7/27/2033	RON	5,235	1,221
3.50%, 4/3/2034(2)	EUR	1,093	1,101
7.10%, 7/31/2034	RON	7,405	1,685
6.75%, 4/25/2035	RON	180	40
3.88%, 10/29/2035(2)	EUR	1,007	1,009
6.00%, 9/24/2044(2)	EUR	940	1,053
5.13%, 6/15/2048(2)		846	683
4.63%, 4/3/2049(2)	EUR	1,360	1,241
4.00%, 2/14/2051(2)		734	493
7.63%, 1/17/2053(2)		2,020	2,163
			19,694

RWANDA - 0.7%
Republic of Rwanda
5.50%, 8/9/2031(2)		4,080	3,674

SERBIA - 0.7%
Republic of Serbia
6.25%, 5/26/2028(2)		3,500	3,654

SURINAME - 1.9%
Suriname Government International Bond
4.95% Cash, 3.00% PIK, 7/15/2033(1)(2)		2,670	2,646
4.95% Cash, 3.00% PIK, 7/15/2033(1)(3)		6,730	6,669
			9,315

TAJIKISTAN - 1.3%
Republic of Tajikistan
7.13%, 9/14/2027(2)		6,533	6,527

TRINIDAD AND TOBAGO - 0.5%
Republic of Trinidad and Tobago
4.50%, 8/4/2026(2)		2,400	2,395

UKRAINE - 0.1%
Ukraine Government Bond
4.50%, 2/1/2029(1)(2)		510	352

UZBEKISTAN - 3.1%
National Bank of Uzbekistan
17.95%, 7/17/2028(2)	UZS	8,320,000	699
Republic of Uzbekistan International Bond
16.25%, 10/12/2026(2)	UZS	2,500,000	214
5.38%, 5/29/2027(2)	EUR	9,643	11,690
15.50%, 2/25/2028(2)	UZS	32,500,000	2,742
			15,345

ZAMBIA - 1.9%
Republic of Zambia
5.75%, 6/30/2033(1)(2)		9,908	9,496

Total Sovereign government bonds
(Cost $214,314)			224,512

CORPORATE BONDS - 15.0%

ANGOLA - 0.2%
Azule Energy Finance plc
8.13%, 1/23/2030(2)		904	913
		Principal Amount	Value
ARGENTINA - 1.0%
Empresa Distribuidora de Electricidad de Mendoza SA
9.75%, 7/28/2031(1)(2)		2,158	$1,983
MSU Energy SA
9.75%, 12/5/2030(2)		3,144	2,837
			4,820

BRAZIL - 1.6%
Constellation Oil Services Holding SA
9.38%, 11/7/2029(2)		1,000	1,026
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031(2)		3,439	2,953
Oceanica Lux
13.00%, 10/2/2029(2)		1,750	1,784
OHI Group SA
13.00%, 7/22/2029(2)		1,957	2,074
Unigel Luxembourg SA
13.50% Cash, or 15.00% PIK, 12/31/2027(2)		90	69
11.00% Cash, or 12.00% PIK, 12/31/2028(2)		226	42
			7,948

CAMEROON - 0.8%
Golar LNG Ltd.
7.75%, 9/19/2029(2)		1,000	1,014
7.50%, 10/2/2030(2)		2,900	2,876
			3,890

COLOMBIA - 0.9%
Canacol Energy Ltd.
5.75%, 11/24/2028(2)		3,978	1,377
Gran Tierra Energy, Inc.
9.50%, 10/15/2029(2)		3,770	3,194
			4,571

DOMINICAN REPUBLIC - 0.5%
Banco Central de la Republica Dominicana, GDN
13.00%, 1/30/2026(2)	DOP	37,550	608
9.00%, 12/11/2026(2)	DOP	133,610	2,101
			2,709

INDIA - 0.4%
Biocon Biologics Global plc
6.67%, 10/9/2029(2)		2,200	2,138

LUXEMBOURG - 1.0%
Vamos Europe SA
9.20%, 1/26/2031(2)		4,900	4,862

MEXICO - 0.2%
Banco Plata S.A. Institucion de Banca Multiple
15.50%, 7/16/2028		802	855

MOLDOVA, REPUBLIC OF - 0.4%
Aragvi Finance International DAC
11.13%, 11/20/2029(2)		1,985	1,997

NETHERLANDS - 0.2%
Cie Maritime Monegasque Osv BV
14.00%, 3/28/2029		1,000	962
Unigel Netherlands Holding Corp. BV
15.00% Cash, or 15.00% PIK, 12/31/2044(2)		223	—
			962

NIGERIA - 0.4%
SEPLAT Energy plc
9.13%, 3/21/2030(2)		2,203	2,265

NORWAY - 0.1%
DOF Group ASA
8.13%, 9/16/2030(2)		200	203
24	Artisan Partners Funds

		Principal Amount	Value
NORWAY (continued)
Panoro Energy ASA
10.25%, 12/11/2029		212	$215
			418

PARAGUAY - 0.1%
Frigorifico Concepcion SA
7.70%, 7/21/2028(2)(5)		880	654

SINGAPORE - 0.2%
Yinson Production Financial Services Pte. Ltd.
9.63%, 5/3/2029(2)		1,150	1,218

SWAZILAND - 0.6%
Central Bank of Eswatini
11.88%, 5/8/2027	ZAR	33,000	1,958
12.18%, 8/1/2030	ZAR	18,000	1,047
			3,005

TURKEY - 1.3%
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu ve Kuzey Cevre Otoyolu Yatirim ve I
7.54%, 10/31/2027(2)		2,630	2,682
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S
9.50%, 7/10/2036(2)		3,529	3,584
			6,266

UNITED ARAB EMIRATES - 0.1%
Pearl Petroleum Co. Ltd.
13.00%, 5/15/2028(2)		600	650

UNITED KINGDOM - 2.1%
ACG Holdco 1 plc
14.75%, 1/13/2029		3,800	4,138
Galileo Global Technologies Ltd.
13.75%, 3/4/2028(2)		625	623
Salmon Group Ltd.
15.00%, 5/5/2028		2,075	2,116
Trident Energy Finance plc
12.50%, 11/30/2029(2)		3,310	3,461
			10,338

URUGUAY - 0.9%
Navios South American Logistics, Inc.
8.88%, 7/14/2030(2)		4,200	4,410

UZBEKISTAN - 2.0%
TBC Bank JSCB, Credit-Linked Note
22.00%, 6/5/2028(6)(7)	UZS	92,000,000	7,898
Uzbek Industrial and Construction Bank ATB
21.00%, 7/24/2027(2)	UZS	22,520,000	1,940
			9,838

Total corporate bonds
(Cost $72,724)			74,727

	Shares Held
COMMON STOCKS - 4.9%

AUSTRALIA - 0.2%
Bellevue Gold Ltd.(7)*	735	560
OceanaGold Corp.	11	224
		784

CANADA - 1.2%
Allied Gold Corp.*	60	1,057
B2Gold Corp.	110	546
Centerra Gold, Inc.	55	589
G Mining Ventures Corp.*	25	491
K92 Mining, Inc.*	20	239
Meren Energy, Inc.	1,075	1,421
New Gold, Inc.*	42	303
	Shares Held	Value
CANADA (continued)
ShaMaran Petroleum Corp.(7)*	1,470	$292
Torex Gold Resources, Inc.*	23	951
		5,889

COLOMBIA - 1.5%
Aris Mining Corp.*	779	7,630

GABON - 0.1%
BW Energy Ltd.(7)*	60	280

GEORGIA - 0.8%
Georgia Capital plc(7)*	75	2,422
Lion Finance Group plc(7)	2	206
TBC Bank Group plc(7)	21	1,278
		3,906

IRAQ - 0.1%
Genel Energy plc(7)*	218	214
Gulf Keystone Petroleum Ltd.(7)	100	302
		516

ISRAEL - 0.0%^
Energean plc(7)	22	246

IVORY COAST - 0.2%
Endeavour Mining plc(7)	29	1,218

MALAYSIA - 0.0%^
Hibiscus Petroleum Bhd.(7)	650	236

NETHERLANDS - 0.0%
Stichting Administratiekantoor Unigel Creditors, ADR(6)(7)*	1	—

NIGERIA - 0.1%
SEPLAT Energy plc(2)(7)	70	273

NORWAY - 0.2%
BLUENORD ASA(7)*	5	227
DNO ASA(7)	160	247
Panoro Energy ASA(7)	150	346
Var Energi ASA(7)	70	234
		1,054

THAILAND - 0.0%^
Valeura Energy, Inc.*	40	208

UNITED STATES - 0.4%
Aura Minerals, Inc.	49	1,819

VIRGIN ISLANDS, BRITISH - 0.1%
ACG Metals Ltd., Class A(7)*	43	541

Total common stocks
(Cost $14,741)		24,600
		Principal Amount
BANK LOANS - 4.6%
COTE D'IVOIRE - 2.7%
Republic of Cote d'Ivoire First Lien Term Loan
(SOFR + 2.85%), 5.03%, 3/18/2026(8)	EUR	5,710	6,687
(EURIBOR 6 Month + 2.85%), 4.92%, 7/17/2026(6)(7)(8)	EUR	5,555	6,522
			13,209

PARAGUAY - 0.1%
Frigorifico Concepcion SA First Lien Term Loan B
(SOFR + 5.50%), 9.63%, 12/8/2026(6)(7)(8)		571	538

TANZANIA - 1.8%
Tanzania (United Republic of) First Lien Term Loan
(SOFR + 5.20%), 9.13%, 1/15/2032(6)(7)(8)		4,438	4,438
(SOFR + 5.20%), 9.30%, 2/6/2032(6)(7)(8)		2,040	2,040
(SOFR + 5.45%), 9.58%, 5/20/2032(6)(7)(8)		420	419
Artisan Partners Funds	25

	Principal Amount	Value
TANZANIA (continued)
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 9.46%, 3/6/2031(6)(7)(8)	2,000	$1,996
		8,893
Total bank loans
(Cost $22,404)		22,640
	Shares Held
EXCHANGE TRADED FUND - 1.6%

Equity Funds - 1.6%
VanEck Junior Gold Miners ETF (Cost $4,397)	82	8,160

CLOSED END FUND - 0.2%

BERMUDA - 0.2%
ASA Gold and Precious Metals Ltd. (Cost $520)	22	1,020
Principal Amount
CONVERTIBLE BOND - 0.1%

CANADA - 0.1%
Lithium Argentina AG
1.75%, 1/15/2027 (Cost $366)	427	381

	No. of Warrants‡	Value
WARRANT - 0.0%^

United Kingdom - 0.0%^
Salmon Group Ltd., expiring 5/5/2030, strike price $0.000001(6)(7)* (Cost $106)	15	110
		Principal Amount
SHORT-TERM INVESTMENTS - 34.4%

SOVEREIGN GOVERNMENT TREASURY BILLS - 17.5%
ALBANIA - 1.1%
Republic of Albania
3.07%, 2/26/2026(9)	ALL	138,200	1,656
3.15%, 3/26/2026(9)	ALL	79,600	951
2.37%, 4/16/2026(9)	ALL	31,200	374
3.35%, 7/16/2026(9)	ALL	104,300	1,233
3.43%, 9/24/2026(9)	ALL	115,000	1,350
			5,564

EGYPT - 7.3%
Arab Republic of Egypt
15.67%, 10/7/2025(9)	EGP	21,850	457
19.07%, 10/14/2025(9)	EGP	96,125	1,994
21.86%, 10/21/2025(9)	EGP	37,900	782
23.24%, 10/28/2025(9)	EGP	154,100	3,164
24.05%, 11/4/2025(9)	EGP	98,625	2,015
24.95%, 11/18/2025(9)	EGP	261,050	5,279
25.21%, 11/25/2025(9)	EGP	201,600	4,056
25.41%, 12/2/2025(9)	EGP	103,875	2,080
25.57%, 12/9/2025(9)	EGP	54,900	1,094
25.69%, 12/16/2025(9)	EGP	259,050	5,135
25.82%, 12/30/2025(9)	EGP	277,275	5,444
26.05%, 3/10/2026(9)	EGP	65,000	1,218
25.77%, 4/28/2026(9)	EGP	169,000	3,076
25.77%, 5/5/2026(9)	EGP	26,075	473
			36,267

ICELAND - 2.9%
Republic of Iceland
6.62%, 10/15/2025(9)	ISK	200,000	1,644
		Principal Amount	Value
Republic of Iceland (continued)
7.27%, 11/19/2025(9)	ISK	1,217,000	$9,933
6.84%, 12/17/2025(9)	ISK	45,400	369
7.44%, 3/18/2026(9)	ISK	317,796	2,531
			14,477

NIGERIA - 4.6%
Nigeria OMO Bill
5.12%, 10/7/2025(9)	NGN	1,400,000	943
19.32%, 12/2/2025(9)	NGN	1,698,012	1,107
15.44%, 12/9/2025(9)	NGN	3,985,000	2,608
19.31%, 1/6/2026(9)	NGN	7,709,676	4,940
15.25%, 1/20/2026(9)	NGN	535,000	344
19.69%, 2/3/2026(9)	NGN	4,589,000	2,896
15.84%, 2/10/2026(9)	NGN	1,110,000	707
26.07%, 2/23/2026(9)	NGN	1,450,000	882
26.20%, 2/25/2026(9)	NGN	1,450,000	881
20.06%, 3/17/2026(9)	NGN	1,643,100	1,014
19.63%, 3/31/2026(9)	NGN	550,000	338
19.51%, 4/7/2026(9)	NGN	4,300,000	2,632
20.25%, 4/14/2026(9)	NGN	1,376,900	837
20.17%, 7/7/2026(9)	NGN	4,430,000	2,585
			22,714

URUGUAY - 1.6%
Banco Central del Uruguay
3.18%, 10/1/2025(9)	UYU	82,800	2,077
7.17%, 10/8/2025(9)	UYU	14,700	368
8.25%, 6/26/2026(9)	UYU	29,600	700
8.16%, 7/31/2026(9)	UYU	44,300	1,041
8.08%, 9/4/2026(9)	UYU	94,670	2,209
7.76%, 10/2/2026(9)	UYU	61,800	1,438
			7,833
Total sovereign government treasury bills
(Cost $84,277)			86,855

U.S. TREASURY OBLIGATIONS - 4.1%
U.S. Treasury Bills
3.49%, 10/7/2025(9)		5,500	5,496
3.76%, 10/14/2025(9)		6,600	6,591
3.86%, 10/21/2025(9)		3,000	2,993
3.91%, 10/28/2025(9)		250	249
3.93%, 11/12/2025(9)		5,000	4,977

Total U.S. treasury obligations
(Cost $20,306)			20,306

REPURCHASE AGREEMENTS - 12.3%
JPMorgan Chase Bank, N.A., Dated 9/18/25, with an interest rate of (0.55)% payable to the Fund, collateralized by Par USD 1,900 Plurinational State of Bolivia, 4.50% due 3/20/2028 and a market value of $1,483(10)		1,510	1,510
JPMorgan Chase Bank, N.A., Dated 9/18/25, with an interest rate of 3.35% payable to the Fund, collateralized by Par USD 250 Republic of Costa Rica, 6.55% due 4/3/2034 and a market value of $268(10)		277	277
JPMorgan Chase Bank, N.A., Dated 9/18/25, with an interest rate of 3.45% payable to the Fund, collateralized by Par USD 500 Republic of Costa Rica, 6.55% due 4/3/2034 and a market value of $537(10)		553	553
JPMorgan Chase Bank, N.A., Dated 9/18/25, with an interest rate of 3.55% payable to the Fund, collateralized by Par USD 5,500 Republic of Uzbekistan International Bond, 6.90% due 2/28/2032 and a market value of $5,926(10)		5,939	5,939
JPMorgan Chase Bank, N.A., Dated 9/18/25, with an interest rate of 3.55% payable to the Fund, collateralized by Par USD 950 Republic of Paraguay, 2.74% due 1/29/2033 and a market value of $842(10)		844	844
26	Artisan Partners Funds

	Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
JPMorgan Chase Bank, N.A., Dated 9/18/25, with an interest rate of 3.75% payable to the Fund, collateralized by Par USD 1,200 Nigeria Government Bond, 7.88% due 2/16/2032 and a market value of $1,195(10)	1,211	$1,211
JPMorgan Chase Bank, N.A., Dated 9/18/25, with an interest rate of 3.75% payable to the Fund, collateralized by Par USD 1,200 State of Mongolia, 4.45% due 7/7/2031 and a market value of $1,089(10)	1,101	1,101
JPMorgan Chase Bank, N.A., Dated 9/18/25, with an interest rate of 3.75% payable to the Fund, collateralized by Par USD 1,800 State of Mongolia, 4.45% due 7/7/2031 and a market value of $1,634(10)	1,652	1,652
JPMorgan Chase Bank, N.A., Dated 9/18/25, with an interest rate of 3.75% payable to the Fund, collateralized by Par USD 2,000 State of Mongolia, 4.45% due 7/7/2031 and a market value of $1,815(10)	1,835	1,835
JPMorgan Chase Bank, N.A., Dated 9/18/25, with an interest rate of 3.75% payable to the Fund, collateralized by Par USD 3,500 Dominican Republic Government Bond, 7.45% due 4/30/2044 and a market value of $3,849(10)	3,940	3,940
JPMorgan Chase Bank, N.A., Dated 9/18/25, with an interest rate of 3.75% payable to the Fund, collateralized by Par USD 4,400 Republic of Serbia, 6.00% due 6/12/2034 and a market value of $4,593(10)	4,650	4,650
JPMorgan Chase Bank, N.A., Dated 9/18/25, with an interest rate of 3.75% payable to the Fund, collateralized by Par USD 800 State of Mongolia, 4.45% due 7/7/2031 and a market value of $726(10)	733	733
JPMorgan Chase Bank, N.A., Dated 9/18/25, with an interest rate of 3.85% payable to the Fund, collateralized by Par USD 800 Nigeria Government Bond, 7.88% due 2/16/2032 and a market value of $797(10)	805	805
Merrill Lynch International, Dated 5/14/25, with an interest rate of 3.65% payable to the Fund, collateralized by Par USD 900 Hudbay Minerals, Inc., 6.13% due 4/1/2029 and a market value of $909(10)	909	909
Merrill Lynch International, Dated 6/13/25, with an interest rate of 3.88% payable to the Fund, collateralized by Par USD 1,000 State of Mongolia, 4.45% due 7/7/2031 and a market value of $908(10)	890	890
Merrill Lynch International, Dated 8/21/25, with an interest rate of 1.55% payable to the Fund, collateralized by Par USD 3,680 Pegasus Hava Tasimaciligi A/S, 8.00% due 9/11/2031 and a market value of $3,807(10)	3,913	3,913
Merrill Lynch International, Dated 9/10/25, with an interest rate of 1.10% payable to the Fund, collateralized by Par USD 1,100 Plurinational State of Bolivia, 4.50% due 3/20/2028 and a market value of $859(10)	881	881
Merrill Lynch International, Dated 9/11/25, with an interest rate of 1.10% payable to the Fund, collateralized by Par USD 2,300 Plurinational State of Bolivia, 4.50% due 3/20/2028 and a market value of $1,795(10)	1,855	1,855
Merrill Lynch International, Dated 9/24/25, with an interest rate of 3.85% payable to the Fund, collateralized by Par USD 800 Dominican Republic Government Bond, 7.45% due 4/30/2044 and a market value of $880(10)	900	900
Merrill Lynch International, Dated 9/26/25, with an interest rate of 0.85% payable to the Fund, collateralized by Par USD 4,600 Banco do Brasil SA, 6.25% due 4/18/2030 and a market value of $4,742(10)	4,866	4,866
Merrill Lynch International, Dated 9/26/25, with an interest rate of 2.50% payable to the Fund, collateralized by Par USD 3,000 Caixa Economica Federal, 5.63% due 5/13/2030 and a market value of $3,043(10)	3,107	3,107
Merrill Lynch International, Dated 9/4/25, with an interest rate of 3.25% payable to the Fund, collateralized by Par USD 600 HTA Group Ltd., 7.50% due 6/4/2029 and a market value of $624(10)	632	632
	Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Merrill Lynch International, Dated 9/9/25, with an interest rate of 3.60% payable to the Fund, collateralized by Par USD 3,200 Republic of Serbia, 6.00% due 6/12/2034 and a market value of $3,340(10)	3,355	$3,355
Morgan Stanley & Co International plc, Dated 4/11/25, with an interest rate of 3.60% payable to the Fund, collateralized by Par USD 900 Hudbay Minerals, Inc., 6.13% due 4/1/2029 and a market value of $909(10)	872	872
Morgan Stanley & Co International plc, Dated 6/17/25, with an interest rate of 4.05% payable to the Fund, collateralized by Par USD 1,600 HTA Group Ltd., 7.50% due 6/4/2029 and a market value of $1,664(10)	1,640	1,640
Morgan Stanley & Co International plc, Dated 7/25/25, with an interest rate of (0.24)% payable to the Fund, collateralized by Par USD 3,000 Plurinational State of Bolivia, 4.50% due 3/20/2028 and a market value of $2,342(10)	2,337	2,337
Morgan Stanley & Co International plc, Dated 8/15/25, with an interest rate of 3.85% payable to the Fund, collateralized by Par USD 900 Nigeria Government Bond, 7.88% due 2/16/2032 and a market value of $896(10)	890	890
Morgan Stanley & Co International plc, Dated 8/21/25, with an interest rate of (0.24)% payable to the Fund, collateralized by Par USD 500 Plurinational State of Bolivia, 4.50% due 3/20/2028 and a market value of $390(10)	418	418
Morgan Stanley & Co International plc, Dated 8/5/25, with an interest rate of 3.75% payable to the Fund, collateralized by Par USD 1,900 Nigeria Government Bond, 7.88% due 2/16/2032 and a market value of $1,892(10)	1,931	1,931
Morgan Stanley & Co International plc, Dated 9/18/25, with an interest rate of 3.35% payable to the Fund, collateralized by Par USD 400 Republic of Costa Rica, 6.55% due 4/3/2034 and a market value of $430(10)	465	465
Morgan Stanley & Co International plc, Dated 9/18/25, with an interest rate of 3.50% payable to the Fund, collateralized by Par USD 800 HTA Group Ltd., 7.50% due 6/4/2029 and a market value of $832(10)	891	891
Morgan Stanley & Co International plc, Dated 9/18/25, with an interest rate of 3.60% payable to the Fund, collateralized by Par USD 1,090 Hudbay Minerals, Inc., 6.13% due 4/1/2029 and a market value of $1,101(10)	1,192	1,192
Morgan Stanley & Co International plc, Dated 9/18/25, with an interest rate of 3.60% payable to the Fund, collateralized by Par USD 600 Hudbay Minerals, Inc., 6.13% due 4/1/2029 and a market value of $606(10)	656	656
Morgan Stanley & Co International plc, Dated 9/18/25, with an interest rate of 3.70% payable to the Fund, collateralized by Par USD 500 Republic of Paraguay, 2.74% due 1/29/2033 and a market value of $443(10)	467	467
Morgan Stanley & Co International plc, Dated 9/18/25, with an interest rate of 3.75% payable to the Fund, collateralized by Par USD 1,300 HTA Group Ltd., 7.50% due 6/4/2029 and a market value of $1,352(10)	1,448	1,448
Morgan Stanley & Co International plc, Dated 9/24/25, with an interest rate of 0.01% payable to the Fund, collateralized by Par USD 500 Plurinational State of Bolivia, 4.50% due 3/20/2028 and a market value of $390(10)	388	388
Morgan Stanley & Co International plc, Dated 9/24/25, with an interest rate of 1.75% payable to the Fund, collateralized by Par USD 500 Pegasus Hava Tasimaciligi A/S, 8.00% due 9/11/2031 and a market value of $517(10)	518	518
Artisan Partners Funds	27

	Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Morgan Stanley & Co International plc, Dated 9/4/25, with an interest rate of 1.75% payable to the Fund, collateralized by Par USD 550 Pegasus Hava Tasimaciligi A/S, 8.00% due 9/11/2031 and a market value of $569(10)	585	$585
Total Repurchase Agreements
(Cost $61,056)		61,056
	Shares Held
INVESTMENT COMPANIES - 0.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(11)	2,530	2,530
Federated Treasury Obligations Fund - Institutional Class, 4.00%(11)	96	96
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 4.06%(11)	96	96

Total investment companies
(Cost $2,722)		2,722

Total short-term investments
(Cost $168,361)		170,939

Total investments - 106.0%
(Cost $497,933)		527,089

SECURITIES SOLD SHORT - (14.2)%

COMMON STOCK - (0.3)%

UNITED KINGDOM - (0.3)%
Ashmore Group plc(7) (Proceeds $(1,656))	(738)	(1,768)

EXCHANGE TRADED FUNDS - (2.8)%

Equity Funds - (2.8)%
SPDR S&P Oil & Gas Exploration & Production ETF	(30)	(4,013)
VanEck Gold Miners ETF	(128)	(9,785)

Total exchange traded funds
(Proceeds $(11,038))		(13,798)
	Principal Amount
CORPORATE BONDS - (3.2)%

BRAZIL - (0.6)%
Banco do Brasil SA
6.25%, 4/18/2030(2)	(2,952)	(3,043)

CANADA - (0.7)%
Hudbay Minerals, Inc.
6.13%, 4/1/2029(3)	(3,490)	(3,524)

TANZANIA - (0.9)%
HTA Group Ltd.
7.50%, 6/4/2029(2)	(4,300)	(4,472)

TURKEY - (1.0)%
Pegasus Hava Tasimaciligi A/S
8.00%, 9/11/2031(2)	(4,730)	(4,894)

Total corporate bonds
(Proceeds $(15,651))		(15,933)

SOVEREIGN GOVERNMENT BONDS - (7.9)%

BOLIVIA, PLURINATIONAL STATE OF - (1.5)%
Plurinational State of Bolivia
4.50%, 3/20/2028(2)	(9,300)	(7,259)
	Principal Amount	Value
COSTA RICA - (0.2)%
Republic of Costa Rica
6.55%, 4/3/2034(2)	(1,150)	$(1,235)

DOMINICAN REPUBLIC - (0.9)%
Dominican Republic Government Bond
7.45%, 4/30/2044(2)	(4,300)	(4,729)

MONGOLIA - (1.2)%
State of Mongolia
4.45%, 7/7/2031(2)	(6,800)	(6,171)

NIGERIA - (1.0)%
Nigeria Government Bond
7.88%, 2/16/2032(2)	(4,800)	(4,780)

PARAGUAY - (0.3)%
Republic of Paraguay
2.74%, 1/29/2033(2)	(1,450)	(1,285)

SERBIA - (1.6)%
Republic of Serbia
6.00%, 6/12/2034(2)	(7,600)	(7,934)

UZBEKISTAN - (1.2)%
Republic of Uzbekistan International Bond
6.90%, 2/28/2032(2)	(5,500)	(5,926)

Total Sovereign government bonds
(Proceeds $(38,141))		(39,319)

Total securities sold short
(Proceeds $(66,486))		(70,818)

Total investments after securities sold short - 91.8%
(Cost $431,447)		456,271

REVERSE REPURCHASE AGREEMENT - (1.7)%
(Proceeds $(8,271))		(8,271)

Other assets less liabilities - 9.9%		49,229

Total net assets - 100.0%#		$497,229

(1)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future upon a contingent predetermined trigger. The interest rate shown was the current rate as of September 30, 2025.

(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the value of these securities was $147,331 or 29.6% of net assets.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)	Debt security that pays no cash income but is sold at a discount from its value at maturity.

(5)	All or a position of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(7)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $31,315, or 6.3% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(8)	Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the rate in effect as of September 30, 2025.

(9)	Yield to maturity.

(10)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(11)	Represents the current yield as of September 30, 2025.
28	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION *
Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$4,862	1.1%
Consumer Staples	3,189	0.7
Energy	34,171	7.4
Financials	39,830	8.7
Health Care	2,138	0.5
Industrials	1,310	0.3
Investment Funds	(5,638)	-1.2
Materials	17,274	3.8
Mutual Funds	1,020	0.2
Sovereign Government Securities	185,193	40.6
Utilities	1,983	0.4
Short-Term Investments	170,939	37.5
Total investments	$456,271	100.0%

*	Portfolio diversification is net of positions held short.

Artisan Partners Funds	29

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL**	66,992	USD	12,252	JPM	10/2/2025	336
BRL**	3,726	USD	681	SCB	10/2/2025	19
IDR**	157,164,694	USD	9,410	JPM	10/2/2025	21
TRY	333,000	USD	7,880	SCB	10/2/2025	130
USD	838	BRL**	4,459	JPM	10/2/2025	— ^
USD	9,580	IDR**	157,164,694	JPM	10/2/2025	149
PEN**	27,743	USD	7,935	JPM	10/3/2025	55
TRY	58,253	USD	1,308	SCB	10/9/2025	86
USD	12,121	CNH	85,980	SCB	10/20/2025	42
USD	2,950	ARS**	4,080,700	CITI	10/21/2025	160
USD	800	ARS**	1,110,200	JPM	10/21/2025	40
TRY	194,000	USD	4,576	SCB	10/23/2025	7
UZS**	5,620,000	USD	446	JPM	10/24/2025	18
BRL**	66,459	USD	12,358	JPM	11/4/2025	24
BRL**	4,100	USD	763	SCB	11/4/2025	— ^
EUR	7,136	HUF	2,790,800	SCB	11/4/2025	12
USD	11,269	RON	48,824	SCB	11/4/2025	14
UZS**	53,700,000	USD	3,966	ICBCSB	11/12/2025	449
UZS**	18,100,000	USD	1,456	DB	11/13/2025	32
UZS**	20,143,898	USD	1,488	SCB	11/13/2025	167
USD	4,449	THB	143,020	SCB	11/14/2025	20
UZS**	31,499,101	USD	2,393	DB	11/17/2025	194
USD	932	KWD	280	SCB	12/16/2025	13
EUR	903	USD	1,063	SCB	12/17/2025	3
USD	3,764	CLP**	3,574,000	JPM	12/17/2025	47
USD	3,993	COP**	15,697,359	JPM	12/17/2025	31
USD	93,834	EUR	79,373	SCB	12/17/2025	230
USD	2,900	INR**	258,821	JPM	12/17/2025	1
TRY	28,000	USD	579	SCB	12/18/2025	53
USD	1,191	KWD	359	SCB	12/22/2025	13
UZS**	14,500,000	USD	1,003	JPM	1/7/2026	175
GHS**	17,760	USD	1,366	JPM	3/31/2026	11
TJS**	6,723	USD	579	ICBCSB	4/6/2026	109
AZN**	1,600	USD	907	SCB	6/3/2026	4
USD	1,815	BWP	26,000	SCB	6/8/2026	103
UZS**	11,392,000	USD	838	JPM	7/7/2026	54
AZN**	517	USD	288	JPM	12/15/2026	1
Total unrealized appreciation						2,823
EUR	7,007	HUF	2,790,800	SCB	10/2/2025	(175)
HUF	2,790,800	EUR	7,164	SCB	10/2/2025	(10)
RON	48,824	USD	11,286	SCB	10/2/2025	(13)
USD	12,417	BRL**	66,259	JPM	10/2/2025	(33)
USD	81	NGN**	130,518	JPM	10/2/2025	(7)
USD	11,229	RON	48,824	SCB	10/2/2025	(43)
KZT**	1,096,341	USD	2,013	DB	10/3/2025	(17)
KZT**	988,853	USD	1,822	ICBCSB	10/3/2025	(21)
KZT**	987,669	USD	1,822	SG	10/3/2025	(23)
USD	1,036	KZT**	569,977	ICBCSB	10/3/2025	(2)
USD	2,073	KZT**	1,140,057	SG	10/3/2025	(3)
USD	7,886	PEN**	27,743	JPM	10/3/2025	(104)
KZT**	282,958	USD	530	CITI	10/14/2025	(17)
KZT**	252,710	USD	469	ICBCSB	10/14/2025	(11)
TWD**	165,800	USD	5,753	JPM	10/14/2025	(308)
USD	5,101	TWD**	165,800	JPM	10/14/2025	(344)
KZT**	536,453	USD	982	DB	10/20/2025	(12)
KZT**	151,594	USD	277	SCB	10/20/2025	(3)
ARS**	4,080,700	USD	3,181	CITI	10/21/2025	(391)
ARS**	1,110,200	USD	860	JPM	10/21/2025	(101)
USD	12,002	PEN**	42,552	JPM	10/21/2025	(248)
KZT**	799,913	USD	1,453	DB	10/29/2025	(10)
USD	795	UZS**	10,000,000	SCB	10/30/2025	(30)
KZT**	569,977	USD	1,026	ICBCSB	11/3/2025	(— )^
KZT**	1,140,057	USD	2,053	SG	11/3/2025	(— )^
USD	3,785	GEL**	10,700	ICBCSB	11/3/2025	(141)
BRL**	4,459	USD	832	JPM	11/4/2025	(1)
USD	2,157	THB	70,100	SCB	11/7/2025	(12)
USD	4,424	GEL**	12,350	CITI	11/10/2025	(104)

FOREIGN CURRENCY FORWARD CONTRACTS (continued)

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	10,589	PEN**	36,957	JPM	11/12/2025	(43)
USD	4,048	KWD	1,240	SCB	11/19/2025	(17)
EUR	1,993	USD	2,358	SCB	12/17/2025	(8)
USD	1,247	CLP**	1,200,000	JPM	12/17/2025	(1)
USD	1,009	COP**	4,000,000	JPM	12/17/2025	(1)
USD	2,138	EUR	1,820	SCB	12/17/2025	(8)
USD	9,378	IDR**	157,164,694	JPM	12/17/2025	(21)
USD	7,919	PEN**	27,743	JPM	12/17/2025	(55)
USD	11,385	ZAR	199,323	JPM	12/17/2025	(93)
USD	4,154	CNH	30,000	SCB	1/12/2026	(85)
USD	7,202	CNH	51,850	SCB	1/20/2026	(127)
USD	654	GEL**	1,800	ICBCSB	1/26/2026	(1)
USD	567	GEL**	1,570	SCB	1/26/2026	(4)
GHS	3,119	USD	228	JPM	3/26/2026	(5)
GHS	4,679	USD	342	JPM	3/30/2026	(8)
USD	1,052	BWP	16,530	SCB	7/17/2026	(25)
USD	1,403	BWP	22,934	SCB	7/27/2026	(88)
USD	702	BWP	11,502	SCB	8/19/2026	(42)
USD	702	BWP	11,655	SCB	8/21/2026	(52)
USD	702	BWP	11,674	SCB	8/25/2026	(52)
USD	490	BWP	7,794	CITI	9/8/2026	(11)
Total unrealized depreciation						(2,931)
Net unrealized depreciation						(108)

**	Non-deliverable.

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Position Contracts
100 oz Gold	3	12/29/2025	USD	— ^	1,162	143
U.S. Treasury 2 Year Note	631	12/31/2025	USD	126,200	131,499	(13)
U.S. Treasury Long Bond	35	12/19/2025	USD	3,500	4,081	76
						206

Short Position Contracts
Euro-Bobl	(68)	12/8/2025	EUR	(6,800)	(9,405)	6
Euro-BTP	(11)	12/8/2025	EUR	(1,100)	(1,548)	(10)
Euro-Bund	(58)	12/8/2025	EUR	(5,800)	(8,755)	(23)
Euro-Buxl	(18)	12/8/2025	EUR	(1,800)	(2,419)	(40)
Euro-OAT	(13)	12/8/2025	EUR	(1,300)	(1,852)	(13)
Euro-Schatz	(78)	12/8/2025	EUR	(7,800)	(9,797)	10
S&P 500 E-Mini Index	(42)	12/19/2025	USD	(2)	(14,151)	(195)
U.S. Treasury 5 Year Note	(506)	12/31/2025	USD	(50,600)	(55,253)	77
U.S. Treasury 10 Year Note	(192)	12/19/2025	USD	(19,200)	(21,600)	39
U.S. Treasury 10 Year Ultra Note	(43)	12/19/2025	USD	(4,300)	(4,948)	5
U.S. Treasury Ultra Bond	(19)	12/19/2025	USD	(1,900)	(2,281)	(66)
						(210)
Net unrealized depreciation						(4)

The Fund has recorded an asset of $499 as of September 30, 2025, related to the current day’s variation margin associated with these contracts.

30	Artisan Partners Funds

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount ($)	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Bank of China Ltd.	1.00	Quarterly	6/20/2029	550	(3)	(10)	(13)
Bank of China Ltd.	1.00	Quarterly	12/20/2029	780	(15)	(6)	(21)
Bank of China Ltd.	1.00	Quarterly	6/20/2030	450	(9)	(3)	(12)
Export-Import Bank of China (The)	1.00	Quarterly	6/20/2029	550	(4)	(9)	(13)
Export-Import Bank of China (The)	1.00	Quarterly	12/20/2029	780	(14)	(7)	(21)
Export-Import Bank of China (The)	1.00	Quarterly	6/20/2030	450	(9)	(3)	(12)
French Republic	0.25	Quarterly	6/20/2034	12,430	285	79	364
French Republic	0.25	Quarterly	12/20/2034	5,620	170	15	185
Hungary	1.00	Quarterly	6/20/2027	965	14	(23)	(9)
Hungary	1.00	Quarterly	6/20/2028	300	5	(8)	(3)
Hungary	1.00	Quarterly	12/20/2028	1,600	17	(29)	(12)
Hungary	1.00	Quarterly	6/20/2029	6,550	26	(58)	(32)
Hungary	1.00	Quarterly	12/20/2029	1,267	7	(10)	(3)
Hungary	1.00	Quarterly	6/20/2030	6,084	65	(57)	8
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2029	6,700	(96)	(16)	(112)
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2032	1,070	(9)	(3)	(12)
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2033	2,220	(22)	6	(16)
Kingdom of Saudi Arabia	1.00	Quarterly	12/20/2033	8,085	(47)	6	(41)
Kingdom of Saudi Arabia	1.00	Quarterly	12/20/2034	23,980	47	(70)	(23)
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2035	9,100	2	7	9
Kingdom of Spain	1.00	Quarterly	6/20/2032	570	(8)	(14)	(22)
Kingdom of Spain	1.00	Quarterly	6/20/2033	1,170	(19)	(28)	(47)
Kingdom of Spain	1.00	Quarterly	12/20/2033	915	(17)	(19)	(36)
Kingdom of Spain	1.00	Quarterly	12/20/2034	4,270	(118)	(50)	(168)
Markit CDX North American Emerging Markets Index Series 42-V1	1.00	Quarterly	12/20/2029	6,640	134	(79)	55
Markit CDX North American Emerging Markets Index Series 43-V1	1.00	Quarterly	6/20/2030	6,400	131	(34)	97
Markit CDX North American Emerging Markets Index Series 44-V1	1.00	Quarterly	12/20/2030	3,100	66	1	67
Markit CDX North American High Yield Index Series 43-V1	5.00	Quarterly	12/20/2029	10,740	(775)	(47)	(822)
Markit CDX North American High Yield Index Series 44-V1	5.00	Quarterly	6/20/2030	2,700	(209)	(10)	(219)
Markit CDX North American High Yield Index Series 45-V1	5.00	Quarterly	12/20/2030	13,450	(1,034)	(22)	(1,056)
Occidental Petroleum Corp.	1.00	Quarterly	6/20/2030	3,600	13	(53)	(40)
Penerbangan Malaysia Bhd.	1.00	Quarterly	12/20/2030	11,155	(319)	14	(305)
Petrobras Global Finance BV	1.00	Quarterly	12/20/2027	390	14	(17)	(3)
Republic of Chile	1.00	Quarterly	6/20/2028	750	(4)	(11)	(15)
Republic of Chile	1.00	Quarterly	12/20/2028	4,410	(64)	(30)	(94)
Republic of Chile	1.00	Quarterly	6/20/2032	950	38	(56)	(18)
Republic of Chile	1.00	Quarterly	12/20/2034	3,250	6	(28)	(22)
Republic of Colombia	1.00	Quarterly	6/20/2035	7,400	1,187	(128)	1,059
Republic of Indonesia	1.00	Quarterly	12/20/2027	690	1	(10)	(9)
Republic of Indonesia	1.00	Quarterly	6/20/2028	2,050	(11)	(16)	(27)
Republic of Indonesia	1.00	Quarterly	12/20/2028	5,520	(49)	(28)	(77)
Republic of Indonesia	1.00	Quarterly	12/20/2029	17,600	(103)	(116)	(219)

Artisan Partners Funds	31

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION (continued)

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount ($)	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Indonesia	1.00	Quarterly	6/20/2030	1,800	(21)	2	(19)
Republic of Indonesia	1.00	Quarterly	6/20/2035	3,350	54	13	67
Republic of Italy	1.00	Quarterly	6/20/2034	4,815	36	(153)	(117)
Republic of Italy	1.00	Quarterly	12/20/2034	4,500	9	(112)	(103)
Republic of Kazakhstan	1.00	Quarterly	6/20/2028	2,085	26	(55)	(29)
Republic of Kazakhstan	1.00	Quarterly	6/20/2029	325	(1)	(3)	(4)
Republic of Panama	1.00	Quarterly	12/20/2033	6,500	684	(209)	475
Republic of Peru	1.00	Quarterly	6/20/2028	280	(1)	(4)	(5)
Republic of Peru	1.00	Quarterly	12/20/2028	3,560	(36)	(28)	(64)
Republic of Peru	1.00	Quarterly	6/20/2032	300	11	(13)	(2)
Republic of Peru	1.00	Quarterly	12/20/2032	2,210	47	(54)	(7)
Republic of Peru	1.00	Quarterly	6/20/2035	1,900	54	(25)	29
Republic of Poland	1.00	Quarterly	6/20/2027	325	1	(5)	(4)
Republic of Poland	1.00	Quarterly	12/20/2027	160	2	(4)	(2)
Republic of Poland	1.00	Quarterly	6/20/2028	1,110	(6)	(12)	(18)
Republic of Poland	1.00	Quarterly	12/20/2028	1,100	(11)	(9)	(20)
Republic of Poland	1.00	Quarterly	6/20/2029	3,540	(46)	(18)	(64)
Republic of Poland	1.00	Quarterly	12/20/2029	1,200	(17)	(5)	(22)
Republic of South Africa	1.00	Quarterly	6/20/2028	600	24	(27)	(3)
Republic of South Africa	1.00	Quarterly	6/20/2029	9,850	368	(309)	59
Republic of South Africa	1.00	Quarterly	12/20/2029	32,770	1,265	(857)	408
Republic of South Africa	1.00	Quarterly	6/20/2030	9,300	427	(228)	199
Republic of South Africa	1.00	Quarterly	6/20/2032	765	76	(29)	47
Republic of South Africa	1.00	Quarterly	12/20/2032	220	27	(11)	16
Republic of South Africa	1.00	Quarterly	6/20/2033	2,445	328	(128)	200
Republic of South Africa	1.00	Quarterly	12/20/2033	2,235	314	(109)	205
Republic of South Africa	1.00	Quarterly	6/20/2035	3,850	488	(33)	455
Republic of Turkiye (The)	1.00	Quarterly	6/20/2030	9,700	708	(149)	559
Republic of Turkiye (The)	1.00	Quarterly	6/20/2034	10,380	1,612	(78)	1,534
Republic of Turkiye (The)	1.00	Quarterly	6/20/2035	9,300	1,727	(194)	1,533
State of Qatar	1.00	Quarterly	6/20/2029	5,900	(104)	(62)	(166)
State of Qatar	1.00	Quarterly	6/20/2030	13,000	(315)	(97)	(412)
State of Qatar	1.00	Quarterly	12/20/2032	200	(3)	(4)	(7)
State of Qatar	1.00	Quarterly	6/20/2033	1,500	(25)	(27)	(52)
State of Qatar	1.00	Quarterly	12/20/2034	7,255	(178)	(70)	(248)
State of Qatar	1.00	Quarterly	6/20/2035	6,110	(201)	(7)	(208)
United Mexican States	1.00	Quarterly	12/20/2027	175	1	(3)	(2)
United Mexican States	1.00	Quarterly	6/20/2028	2,960	5	(45)	(40)
United Mexican States	1.00	Quarterly	12/20/2028	3,195	(13)	(32)	(45)
United Mexican States	1.00	Quarterly	6/20/2029	1,700	(4)	(18)	(22)
United Mexican States	1.00	Quarterly	6/20/2034	7,350	386	(122)	264
Total buy protection					6,968	(4,313)	2,655

32	Artisan Partners Funds

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - SELL PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payment Made/Received	Termination Date	Implied Credit Spread (%)	Notional Amount*** ($)	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)		Value ($)
Federative Republic of Brazil	1.00	Quarterly	6/20/2026	0.39	2,050	4	5		9
Federative Republic of Brazil	1.00	Quarterly	12/20/2026	0.47	400	1	2		3
Republic of Colombia	1.00	Quarterly	6/20/2026	0.63	2,050	4	2		6
Republic of Colombia	1.00	Quarterly	12/20/2026	0.77	400	1	(—	)^	1
Republic of South Africa	1.00	Quarterly	6/20/2026	0.26	3,200	3	15		18
Republic of Turkiye (The)	1.00	Quarterly	6/20/2027	1.30	7,867	(102)	65		(37)
Romania	1.00	Quarterly	6/20/2026	0.59	3,150	(2)	12		10
Total sell protection					19,117	(91)	101		10

***	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller is equal to the notional amount.

CENTRALLY CLEARED INTEREST RATE SWAPS

Notional amounts and values in thousands and reported in USD unless otherwise stated

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month BUBOR semi-annually	6.26 annually	Receive	9/5/2030	HUF 850,000	—	1	1
4 week TIIE monthly	9.88 monthly	Pay	12/24/2025	MXN 172,100	—	61	61
1 day MIBOR semi-annually	6.29 semi-annually	Pay	11/4/2029	INR 198,600	19	37	56
1 day MIBOR semi-annually	5.76 semi-annually	Pay	4/9/2030	INR 25,000	—	1	1
1 day MIBOR semi-annually	6.07 semi-annually	Pay	1/30/2027	INR 683,000	(2)	74	72
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR 45,100	—	11	11
Total positive value					17	185	202
3 month JIBAR quarterly	7.13 quarterly	Receive	8/19/2030	ZAR 15,800	—	(5)	(5)
6 month BUBOR semi-annually	6.03 annually	Receive	2/20/2033	HUF 160,000	1	(4)	(3)
6 month BUBOR semi-annually	6.46 annually	Receive	3/28/2034	HUF 48,000	—	(4)	(4)
6 month BUBOR semi-annually	7.07 annually	Receive	1/14/2035	HUF 1,721,000	(59)	(318)	(377)
6 month BUBOR semi-annually	6.65 annually	Receive	4/10/2034	HUF 41,000	—	(1)	(1)
6 month BUBOR semi-annually	8.16 annually	Receive	6/17/2032	HUF 174,000	7	(60)	(53)
6 month BUBOR semi-annually	7.25 annually	Receive	5/13/2032	HUF 38,300	(9)	3	(6)
1 day CDI at termination	13.28 at termination	Pay	1/3/2028	BRL 168,900	— ^	(101)	(101)
1 day CDI at termination	13.40 at termination	Pay	1/3/2028	BRL 32,100	—	(4)	(4)
1 day THOR quarterly	1.98 quarterly	Receive	2/3/2030	THB 50,600	(4)	(56)	(60)
1 day THOR quarterly	2.89 quarterly	Receive	6/17/2032	THB 2,750	—	(9)	(9)
1 day THOR quarterly	2.83 quarterly	Receive	8/17/2033	THB 3,600	—	(13)	(13)
1 day THOR quarterly	2.59 quarterly	Receive	9/1/2032	THB 7,450	(1)	(20)	(21)
1 day THOR quarterly	2.99 quarterly	Receive	9/26/2032	THB 5,300	—	(19)	(19)
1 day TIIEOIS monthly	8.96 monthly	Receive	12/24/2025	MXN 166,000	(2)	(40)	(42)
1 day THOR quarterly	2.95 quarterly	Receive	10/2/2028	THB 23,260	—	(43)	(43)
Total negative value					(67)	(694)	(761)
Total					(50)	(509)	(559)

The Fund has recorded an asset of $118 as of September 30, 2025, related to the current day’s variation margin associated with all centrally cleared swap contracts.

Artisan Partners Funds	33

OTC CREDIT DEFAULT SWAPS - BUY PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/ Received	Counterparty	Termination Date	Notional Amount ($)	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
China Construction Bank Corp.	1.00	Quarterly	MS	6/20/2030	440	(10)	(3)	(13)
China Construction Bank Corp/London	1.00	Quarterly	JPM	6/20/2029	550	(4)	(11)	(15)
China Construction Bank Corp/London	1.00	Quarterly	MS	6/20/2029	780	(15)	(5)	(20)
Industrial & Commercial Bank of China Ltd.	1.00	Quarterly	JPM	6/20/2029	450	(3)	(9)	(12)
Industrial & Commercial Bank of China Ltd.	1.00	Quarterly	MS	6/20/2029	890	(16)	(8)	(24)
Industrial & Commercial Bank of China Ltd.	1.00	Quarterly	MS	6/20/2030	440	(11)	(2)	(13)
Total						(59)	(38)	(97)

OTC INTEREST RATE SWAPS

Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Counterparty	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month KLIBOR quarterly	3.78 quarterly	Receive	GS	3/14/2033	MYR 2,210	6	(22)	(16)
3 month KLIBOR quarterly	3.98 quarterly	Receive	GS	8/15/2033	MYR 1,550	1	(18)	(17)
3 month KLIBOR quarterly	3.76 quarterly	Receive	JPM	2/13/2035	MYR 350	—	(2)	(2)
3 month KLIBOR quarterly	3.76 quarterly	Receive	JPM	2/13/2035	MYR 3,400	—	(23)	(23)
3 month KLIBOR quarterly	3.60 quarterly	Receive	JPM	11/1/2029	MYR 9,700	(4)	(32)	(36)
Total						3	(97)	(94)

OTC TOTAL RETURN SWAP CONTRACTS

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount ($)	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Zambia(1)	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	6/28/2026	31,500	—	(13)	(13)
							—	(13)	(13)

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

REVERSE REPURCHASE AGREEMENTS

Values in thousands

Counterparty	Interest Rate (%)	Trade Date	Maturity Date	Face value ($)	Face Value Including Accrued Interest ($)	Type of Non Cash Underlying Collateral	Remaining Contractual Maturity of Agreement
JPM	4.80	9/24/2025	Open*	(8,050)	(8,056)	Corporate Bond	N/A*
MS	(3.25)	9/23/2024	Open*	(221)	(221)	Corporate Bond	N/A*
				(8,271)	(8,277)

*	Reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

34	Artisan Partners Funds

ARTISAN GLOBAL VALUE FUND

Schedule of Investments — September 30, 2025

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.3%

BELGIUM - 1.0%
Groupe Bruxelles Lambert NV(1)	305	$27,364

FRANCE - 6.0%
Danone SA(1)	1,227	106,867
Sodexo SA(1)	400	25,213
TotalEnergies SE(1)	578	35,279
		167,359
GERMANY - 5.4%
Daimler Truck Holding AG(1)	542	22,315
Heidelberg Materials AG(1)	564	126,964
		149,279
IRELAND - 0.9%
Ryanair Holdings plc(1)	908	26,565

NETHERLANDS - 7.2%
Heineken NV(1)	733	57,277
Koninklijke Philips NV(1)	3,353	91,782
Universal Music Group NV(1)	1,733	50,300
		199,359
SOUTH KOREA - 4.5%
Samsung Electronics Co. Ltd.(1)	2,081	125,066

SWITZERLAND - 4.8%
Cie Financiere Richemont SA(1)	329	63,063
UBS Group AG(1)	1,696	69,703
		132,766
UNITED KINGDOM - 10.3%
BAE Systems plc(1)	1,483	41,085
Compass Group plc(1)	2,694	91,768
Diageo plc(1)	2,174	51,762
Lloyds Banking Group plc(1)	50,356	56,723
Reckitt Benckiser Group plc(1)	584	45,085
		286,423
UNITED STATES - 54.2%
Alphabet, Inc., Class A	592	143,867
American Express Co.	357	118,716
Aon plc, Class A	92	32,665
Bank of New York Mellon Corp. (The)	1,197	130,372
Berkshire Hathaway, Inc., Class B*	195	98,136
Charles Schwab Corp. (The)	1,364	130,244
Citigroup, Inc.	914	92,817
Elevance Health, Inc.	310	100,049
Henry Schein, Inc.*	512	33,986
IQVIA Holdings, Inc.*	259	49,230
Lam Research Corp.	402	53,773
Marsh & McLennan Cos., Inc.	272	54,778
Meta Platforms, Inc., Class A	167	122,414
Novartis AG(1)	926	119,046
PayPal Holdings, Inc.*	450	30,152
Progressive Corp. (The)	310	76,626
Shell plc(1)	2,480	88,293
Southwest Airlines Co.	865	27,611
		1,502,775
Total common stocks
(Cost $1,436,362)		2,616,956

	Shares Held	Value
SHORT-TERM INVESTMENT - 4.6%

INVESTMENT COMPANY - 4.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(2) (Cost $126,361)	126,361	$126,361

Total investments - 98.9%
(Cost $1,562,723)		2,743,317

Other assets less liabilities - 1.1%		29,325

Total net assets - 100.0%#		$2,772,642

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,321,520, or 47.7% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Represents the current yield as of September 30, 2025.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$316,581	11.5%
Consumer Discretionary	180,044	6.6
Consumer Staples	260,991	9.5
Energy	123,572	4.5
Financials	918,296	33.5
Health Care	394,093	14.4
Industrials	117,576	4.3
Information Technology	178,839	6.5
Materials	126,964	4.6
Short-Term Investment	126,361	4.6
Total investments	$2,743,317	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CNH	657,547	USD	91,884	JPM	12/17/2025	865
Total unrealized appreciation						865
USD	91,555	CNH	657,547	JPM	12/17/2025	(1,194)
Total unrealized depreciation						(1,194)
Net unrealized depreciation						(329)

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	35

ARTISAN HIGH INCOME FUND

Schedule of Investments — September 30, 2025

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
CORPORATE BONDS - 65.8%
AEROSPACE & DEFENSE - 0.3%
TransDigm, Inc.
6.25%, 1/31/2034(1)		5,363	$5,515
6.75%, 1/31/2034(1)		22,983	23,764
			29,279

BROADLINE RETAIL - 1.5%
Nordstrom, Inc.
4.00%, 3/15/2027		14,636	14,397
4.25%, 8/1/2031		21,278	19,328
4.38%, 4/1/2030		56,341	53,013
5.00%, 1/15/2044		98,226	72,157
			158,895

BUILDING PRODUCTS - 1.4%
AmeriTex HoldCo Intermediate LLC
7.63%, 8/15/2033(1)		18,973	19,747
CP Atlas Buyer, Inc.
9.75%, 7/15/2030(1)		10,633	11,136
JH North America Holdings, Inc.
5.88%, 1/31/2031(1)		11,425	11,600
6.13%, 7/31/2032(1)		11,425	11,702
Quikrete Holdings, Inc.
6.38%, 3/1/2032(1)		58,446	60,541
6.75%, 3/1/2033(1)		32,340	33,624
			148,350

CAPITAL MARKETS - 0.3%
Jane Street Group
6.13%, 11/1/2032(1)		15,593	15,805
6.75%, 5/1/2033(1)		15,222	15,810
			31,615

CHEMICALS - 1.5%
Methanex Corp.
5.13%, 10/15/2027(2)		28,114	28,147
5.25%, 12/15/2029(2)		91,452	91,317
5.65%, 12/1/2044(2)		4,854	4,144
Methanex US Operations, Inc.
6.25%, 3/15/2032(1)		4,347	4,423
SK Invictus Intermediate II SARL
5.00%, 10/30/2029(1)		35,487	34,733
			162,764

COMMERCIAL SERVICES & SUPPLIES - 0.3%
Veritiv Operating Co.
10.50%, 11/30/2030(1)		29,753	31,932

CONSTRUCTION & ENGINEERING - 0.3%
Signature Aviation US Holdings, Inc.
4.00%, 3/1/2028(1)		32,372	30,146

CONSUMER FINANCE - 0.1%
OneMain Finance Corp.
7.88%, 3/15/2030		8,312	8,795

CONTAINERS & PACKAGING - 1.9%
Ardagh Metal Packaging Finance USA LLC
3.00%, 9/1/2029	EUR	8,242	8,921
3.25%, 9/1/2028(1)		41,534	39,458
4.00%, 9/1/2029(1)		60,304	55,812
6.00%, 6/15/2027(1)		6,023	6,022

	Principal Amount	Value
CONTAINERS & PACKAGING (continued)
Canpack SA
3.88%, 11/15/2029(1)(2)	6,209	$5,832
Iris Holding, Inc.
10.00%, 12/15/2028(1)	49,222	44,453
Toucan FinCo. Ltd.
9.50%, 5/15/2030(1)(2)	30,485	29,863
		190,361

DISTRIBUTORS - 0.7%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029(1)	4,150	3,937
Gates Corp.
6.88%, 7/1/2029(1)	28,074	29,131
Windsor Holdings III LLC
8.50%, 6/15/2030(1)	43,264	45,735
		78,803
DIVERSIFIED CONSUMER SERVICES - 0.3%
Wand NewCo 3, Inc.
7.63%, 1/30/2032(1)	32,851	34,612

DIVERSIFIED REITS - 0.8%
Global Net Lease, Inc.
3.75%, 12/15/2027(1)	53,117	51,555
4.50%, 9/30/2028(1)	31,343	30,661
		82,216
DIVERSIFIED TELECOMMUNICATION SERVICES - 6.2%
Altice France SA
5.13%, 1/15/2029(1)(2)(3)	4,830	4,154
5.13%, 7/15/2029(1)(2)	46,069	39,343
5.50%, 10/15/2029(1)(2)	110,981	95,991
CCO Holdings LLC
4.25%, 2/1/2031(1)	95,593	88,063
4.25%, 1/15/2034(1)	24,208	20,929
4.50%, 8/15/2030(1)	108,069	102,062
4.50%, 5/1/2032	94,019	85,564
4.75%, 3/1/2030(1)	39,605	38,004
5.00%, 2/1/2028(1)	18,210	18,035
5.13%, 5/1/2027(1)	26,053	25,878
6.38%, 9/1/2029(1)	19,741	20,012
Virgin Media Secured Finance plc
4.50%, 8/15/2030(1)(2)	31,888	30,065
5.50%, 5/15/2029(1)(2)	27,393	27,084
Zayo Group Holdings, Inc.
5.75% Cash and up to 0.50% PIK, 3/9/2030(1)	7,369	7,056
7.13% Cash and up to 1.88% PIK, 9/9/2030(1)	30,033	28,455
		630,695

ELECTRICAL EQUIPMENT - 1.1%
Regal Rexnord Corp.
6.05%, 2/15/2026	1,768	1,776
6.05%, 4/15/2028	3,998	4,136
6.30%, 2/15/2030	52,835	56,021
6.40%, 4/15/2033	46,270	49,673
		111,606
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
Insight Enterprises, Inc.
6.63%, 5/15/2032(1)	7,247	7,430

36	Artisan Partners Funds

	Principal Amount	Value
FINANCIAL SERVICES - 1.3%
Block, Inc.
3.50%, 6/1/2031	7,513	$6,992
5.63%, 8/15/2030(1)	11,492	11,644
6.00%, 8/15/2033(1)	6,129	6,276
6.50%, 5/15/2032	49,364	51,092
Shift4 Payments LLC
6.75%, 8/15/2032(1)	28,641	29,612
WEX, Inc.
6.50%, 3/15/2033(1)	31,235	31,900
		137,516

FOOD PRODUCTS - 0.2%
Chobani Holdco II LLC
8.75% Cash, or 9.50% PIK, 10/1/2029(1)	17,558	17,797

HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
Medline Borrower LP
3.88%, 4/1/2029(1)	175,967	169,710
5.25%, 10/1/2029(1)	59,998	59,479
6.25%, 4/1/2029(1)	30,184	30,951
		260,140

HEALTH CARE TECHNOLOGY - 0.3%
IQVIA, Inc.
6.25%, 6/1/2032(1)	34,220	35,183

HOTEL & RESORT REITS - 0.6%
RHP Hotel Properties LP
6.50%, 6/15/2033(1)	3,801	3,915
XHR LP
4.88%, 6/1/2029(1)	56,701	55,534
6.63%, 5/15/2030(1)	5,449	5,599
		65,048

HOTELS, RESTAURANTS & LEISURE - 14.0%
Allwyn Entertainment Financing UK plc
7.88%, 4/30/2029(1)(2)	4,065	4,221
Carnival Corp.
4.00%, 8/1/2028(1)	13,445	13,253
5.13%, 5/1/2029(1)	45,453	45,548
5.75%, 8/1/2032(1)	132,628	134,973
6.00%, 5/1/2029(1)	91,209	92,570
6.13%, 2/15/2033(1)	80,848	82,872
Churchill Downs, Inc.
4.75%, 1/15/2028(1)	18,039	17,799
5.75%, 4/1/2030(1)	8,334	8,326
Flutter Treasury DAC
5.88%, 6/4/2031(1)(2)	38,699	39,281
6.38%, 4/29/2029(1)(2)	16,286	16,817
Lindblad Expeditions LLC
6.75%, 2/15/2027(1)	39,985	40,290
7.00%, 9/15/2030(1)	30,632	31,223
Merlin Entertainments Group US Holdings, Inc.
7.38%, 2/15/2031(1)(2)	39,437	33,983
MGM Resorts International
4.63%, 9/1/2026	4,758	4,746
4.75%, 10/15/2028	40,099	39,787
Motion Bondco DAC
6.63%, 11/15/2027(1)(2)	42,716	41,820
NCL Corp. Ltd.
5.88%, 1/15/2031(1)	45,676	45,674
6.25%, 9/15/2033(1)	34,253	34,430
6.75%, 2/1/2032(1)	44,884	46,160
7.75%, 2/15/2029(1)	72,482	77,172
NCL Finance Ltd.
6.13%, 3/15/2028(1)	135,465	138,421

	Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE (continued)
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(1)		19,431	$19,416
5.50%, 4/1/2028(1)		49,465	50,428
6.00%, 2/1/2033(1)		12,378	12,693
6.25%, 3/15/2032(1)		13,336	13,768
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(1)		43,790	43,062
Station Casinos LLC
4.63%, 12/1/2031(1)		29,589	27,912
TKC Holdings, Inc.
6.88%, 5/15/2028(1)		74,486	75,124
10.50%, 5/15/2029(1)		106,346	108,908
Vail Resorts, Inc.
5.63%, 7/15/2030(1)		15,343	15,439
6.50%, 5/15/2032(1)		39,627	40,972
Viking Cruises Ltd.
5.88%, 10/15/2033(1)		45,319	45,351
Voyager Parent LLC
9.25%, 7/1/2032(1)		15,426	16,313
			1,458,752

HOUSEHOLD DURABLES - 0.2%
Somnigroup International, Inc.
3.88%, 10/15/2031(1)		19,694	18,037

INSURANCE - 12.4%
Acrisure LLC
4.25%, 2/15/2029(1)		17,934	17,278
6.00%, 8/1/2029(1)		99,159	97,747
7.50%, 11/6/2030(1)		33,794	35,205
8.25%, 2/1/2029(1)		42,456	44,312
8.50%, 6/15/2029(1)		35,984	37,778
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(1)		11,678	11,484
5.88%, 11/1/2029(1)		54,415	54,131
6.50%, 10/1/2031(1)		54,287	55,505
6.75%, 10/15/2027(1)		79,202	79,373
7.00%, 1/15/2031(1)		16,488	17,036
7.38%, 10/1/2032(1)		9,369	9,654
AmWINS Group, Inc.
4.88%, 6/30/2029(1)		7,360	7,153
6.38%, 2/15/2029(1)		11,301	11,531
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 7/15/2033(1)		30,207	30,921
Ardonagh Finco Ltd.
7.75%, 2/15/2031(1)(2)		109,160	114,224
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032(1)(2)		280,218	294,591
Baldwin Insurance Group Holdings LLC
7.13%, 5/15/2031(1)		61,130	63,456
Broadstreet Partners Group LLC
5.88%, 4/15/2029(1)		65,204	65,014
HUB International Ltd.
7.25%, 6/15/2030(1)		54,194	56,519
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/1/2033(1)(2)		49,491	49,231
7.25%, 10/1/2033(1)(2)	CAD	5,330	3,852
8.50%, 3/15/2030(1)(2)		82,197	86,357
Ryan Specialty LLC
4.38%, 2/1/2030(1)		3,884	3,763
5.88%, 8/1/2032(1)		22,762	23,017
			1,269,132

Artisan Partners Funds	37

	Principal Amount		Value
IT SERVICES - 1.7%
Arches Buyer, Inc.
4.25%, 6/1/2028(1)		177,404	$173,845

MACHINERY - 1.2%
Calderys Financing II LLC
11.75% Cash, or 12.50% PIK, 6/1/2028(1)		32,672	34,104
Calderys Financing LLC
11.25%, 6/1/2028(1)(2)		38,672	41,005
Chart Industries, Inc.
7.50%, 1/1/2030(1)		18,527	19,282
9.50%, 1/1/2031(1)		12,093	12,956
CTEC II GmbH
5.25%, 2/15/2030(2)	EUR	21,816	23,757
			131,104

MEDIA - 3.1%
CSC Holdings LLC
3.38%, 2/15/2031(1)		2,366	1,526
4.13%, 12/1/2030(1)		3,919	2,566
4.50%, 11/15/2031(1)		16,836	10,948
4.63%, 12/1/2030(1)		103,809	36,421
5.38%, 2/1/2028(1)		8,953	7,849
5.50%, 4/15/2027(1)		12,343	11,715
6.50%, 2/1/2029(1)		21,242	15,700
7.50%, 4/1/2028(1)		57,856	41,898
11.25%, 5/15/2028(1)		16,145	14,946
11.75%, 1/31/2029(1)		11,465	9,642
DISH Network Corp.
11.75%, 11/15/2027(1)		36,618	38,751
EchoStar Corp.
6.75% Cash, or 6.75% PIK, 11/30/2030		29,235	29,459
10.75%, 11/30/2029		43,414	47,763
Lamar Media Corp.
5.38%, 11/1/2033(1)		26,441	26,246
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(1)(2)		22,722	22,257
			317,687

METALS & MINING - 0.7%
Commercial Metals Co.
3.88%, 2/15/2031		3,702	3,451
4.13%, 1/15/2030		12,069	11,579
Compass Minerals International, Inc.
6.75%, 12/1/2027(1)		28,080	28,107
8.00%, 7/1/2030(1)		29,704	31,046
			74,183

OIL, GAS & CONSUMABLE FUELS - 1.4%
BKV Upstream Midstream LLC
7.50%, 10/15/2030(1)		7,555	7,555
Magnolia Oil & Gas Operating LLC
6.88%, 12/1/2032(1)		7,783	7,987
MEG Energy Corp.
5.88%, 2/1/2029(1)(2)		66,098	66,095
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034(1)		19,132	20,139
6.75%, 1/15/2036(1)		19,132	20,322
7.50%, 5/1/2033(1)		15,220	16,818
7.75%, 5/1/2035(1)		7,610	8,590
			147,506

PASSENGER AIRLINES - 3.3%
VistaJet Malta Finance plc
6.38%, 2/1/2030(1)(2)		274,192	267,249
7.88%, 5/1/2027(1)(2)(4)		57,489	58,386

	Principal Amount	Value
PASSENGER AIRLINES (continued)
VistaJet Malta Finance plc (continued)
9.50%, 6/1/2028(1)(2)	19,631	$20,436
		346,071

PERSONAL CARE PRODUCTS - 1.0%
BellRing Brands, Inc.
7.00%, 3/15/2030(1)	77,724	80,268
Prestige Brands, Inc.
3.75%, 4/1/2031(1)	22,886	21,081
		101,349

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029(1)	34,531	33,188

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
Kioxia Holdings Corp.
6.25%, 7/24/2030(1)(2)	30,570	31,181
6.63%, 7/24/2033(1)(2)	38,235	39,307
		70,488

SOFTWARE - 0.5%
Castle US Holding Corp.
10.00%, 6/30/2031(1)	23,617	3,543
SS&C Technologies, Inc.
6.50%, 6/1/2032(1)	3,644	3,767
UKG, Inc.
6.88%, 2/1/2031(1)	48,722	50,273
		57,583

SPECIALIZED REITS - 0.2%
Iron Mountain, Inc.
5.00%, 7/15/2028(1)	2,053	2,041
5.25%, 7/15/2030(1)	16,752	16,567
		18,608

SPECIALTY RETAIL - 1.9%
Asbury Automotive Group, Inc.
4.63%, 11/15/2029(1)	27,360	26,552
Bath & Body Works, Inc.
6.63%, 10/1/2030(1)	9,413	9,623
6.75%, 7/1/2036	10,753	11,065
6.88%, 11/1/2035	26,806	27,879
Gap, Inc. (The)
3.63%, 10/1/2029(1)	38,970	36,456
3.88%, 10/1/2031(1)	26,947	24,484
Park River Holdings, Inc.
8.00%, 3/15/2031(1)	31,843	32,247
Specialty Building Products Holdings LLC
7.75%, 10/15/2029(1)	21,976	22,323
		190,629

TEXTILES, APPAREL & LUXURY GOODS - 0.2%
S&S Holdings LLC
8.38%, 10/1/2031(1)	23,096	22,642
TRADING COMPANIES & DISTRIBUTORS - 0.2%
United Rentals North America, Inc.
6.00%, 12/15/2029(1)	14,900	15,343
WIRELESS TELECOMMUNICATION SERVICES - 1.1%
Altice France Holding SA
6.00%, 2/15/2028(1)(2)(3)	89,835	31,864
10.50%, 5/15/2027(1)(2)(3)	25,971	9,224
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(1)(2)	42,712	39,601

38	Artisan Partners Funds

	Principal Amount	Value
WIRELESS TELECOMMUNICATION SERVICES (continued)
Vmed O2 UK Financing I plc (continued)
7.75%, 4/15/2032(1)(2)	32,524	$34,171
		114,860
Total corporate bonds (Cost $6,794,441)		6,814,190
BANK LOANS - 26.2%
AUTOMOBILE COMPONENTS - 2.0%
RealTruck Group, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.03%, 1/31/2028(5)	76,216	68,854
(SOFR + 5.00%), 9.28%, 1/31/2028(5)	100,726	93,549
Wheel Pros, Inc. First Lien Term Loan
(SOFR + 6.00%), 10.00%, 12/3/2029(5)	47,799	46,525
		208,928

BUILDING PRODUCTS - 0.7%
CP Atlas Buyer, Inc. First Lien Term Loan B
(SOFR + 5.25%), 9.41%, 7/8/2030(5)	71,204	69,602

CAPITAL MARKETS - 1.7%
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.50%), 7.66%, 7/31/2031(5)	61,441	61,265
(SOFR + 4.00%), 8.16%, 7/31/2031(5)	11,743	11,736
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 5.75%), 9.91%, 2/16/2032(5)	79,637	79,458
Summit Acquisition, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.83%, 10/16/2031(5)	16,957	17,007
		169,466
CHEMICALS - 0.3%
Arthur US Finco, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.55%, 12/14/2029(5)	8	7
Formulations Parent Corp. First Lien Term Loan
(SOFR + 4.00%), 8.33%, 4/9/2032(5)	34,310	34,396
		34,403

COMMERCIAL SERVICES & SUPPLIES - 0.3%
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.67%, 12/21/2028(5)	28,178	27,614

COMMUNICATIONS EQUIPMENT - 1.0%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 2.75%), 7.02%, 11/30/2029(5)	30,729	30,353
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 9.52%, 12/24/2030(5)	75,320	74,872
		105,225

CONTAINERS & PACKAGING - 1.8%
Iris Holdings, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.16%, 6/28/2028(5)	194,578	188,620

DISTRIBUTORS - 0.4%
Verde Purchaser LLC First Lien Term Loan
(SOFR + 4.00%), 8.00%, 11/30/2030(5)	39,267	38,820

DIVERSIFIED CONSUMER SERVICES - 0.5%
Wand NewCo 3, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.66%, 1/30/2031(5)	49,101	48,907

FINANCIAL SERVICES - 0.2%
Orion US Finco, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.32%, 5/21/2032(5)	21,214	21,320

FOOD PRODUCTS - 1.3%
1440 Foods Topco LLC First Lien Term Loan
(SOFR + 5.00%), 9.16%, 11/5/2031(5)	136,107	132,534

	Principal Amount	Value
GROUND TRANSPORTATION - 0.5%
SIRVA Worldwide, Inc. Delayed Draw First Lien Term Loan
(SOFR + 8.00%), 11.88%, 2/20/2029(5)	1,712	$1,626
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 8.00%), 12.00%, 8/20/2029(5)	25,534	9,703
(SOFR + 8.00%), 12.03%, 2/20/2029(5)	7,624	7,090
Vortex Opco LLC First Lien Term Loan
(SOFR + 6.25%), 10.25%, 4/30/2030(5)	33,522	33,656
		52,075

HEALTH CARE PROVIDERS & SERVICES - 0.2%
Surgery Center Holdings, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.66%, 12/19/2030(5)	23,382	23,386

HOTEL & RESORT REITS - 0.2%
OEG Borrower LLC First Lien Term Loan
(SOFR + 3.50%), 7.64%, 6/30/2031(5)	18,923	18,971

HOTELS, RESTAURANTS & LEISURE - 1.9%
BCPE Grill Parent, Inc. First Lien Term Loan
(SOFR + 4.75%), 8.75%, 9/30/2030(5)	45,929	44,181

Dave & Buster’s, Inc. First Lien Term Loan B
(SOFR + 3.25%), 7.56%, 6/29/2029(5)	44,533	41,501
(SOFR + 3.25%), 7.56%, 11/3/2031(5)	6,064	5,585
TKC Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.17%, 5/15/2028(5)	69,885	69,914
TKC Midco 1 LLC First Lien Term Loan
12.00% Cash, or 13.50% PIK, 2/16/2027	26,170	26,301
		187,482

INSURANCE - 2.2%
Acrisure LLC First Lien Term Loan B
(SOFR + 3.25%), 7.41%, 6/21/2032(5)	5,343	5,331
Alera Group, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.41%, 5/31/2032(5)	75,901	76,149
Alera Group, Inc. Second Lien Term Loan
(SOFR + 5.50%), 9.66%, 5/30/2033(5)	52,963	54,387
Alliant Holdings Intermediate LLC First Lien Term Loan
(SOFR + 2.50%), 6.67%, 9/19/2031(5)	19,038	18,983
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B
(SOFR + 2.75%), 6.94%, 2/18/2031(2)(5)	11,632	11,564
Goosehead Insurance Holdings LLC First Lien Term Loan B
(SOFR + 3.00%), 7.18%, 1/8/2032(5)	9,469	9,517
OneDigital Borrower LLC Second Lien Term Loan
(SOFR + 5.25%), 9.41%, 7/2/2032(5)	17,961	18,096
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), 8.75%, 5/6/2032(5)	25,439	25,876
		219,903

IT SERVICES - 4.4%
Arches Buyer, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.51%, 12/6/2027(5)	51,663	51,687
X Corp. First Lien Term Loan B1
(SOFR + 6.50%), 10.96%, 10/26/2029(5)	110,213	108,024
X Corp. First Lien Term Loan B3
9.50%, 10/26/2029	301,955	302,668
		462,379

LEISURE PRODUCTS - 2.7%
Bulldog Purchaser, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.04%, 6/30/2031(5)	12,152	12,198
Bulldog Purchaser, Inc. Second Lien Term Loan
(SOFR + 6.75%), 10.75%, 6/28/2032(5)	9,545	9,461
GSM Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.00%, 9/29/2031(5)	195,090	192,163
MajorDrive Holdings IV LLC First Lien Term Loan
(SOFR + 4.00%), 8.56%, 6/1/2028(5)	61,359	59,740

Artisan Partners Funds	39

	Principal Amount	Value
LEISURE PRODUCTS (continued)
MajorDrive Holdings IV LLC First Lien Term Loan (continued)
(SOFR + 5.50%), 9.95%, 6/1/2029(5)	2,496	$2,439
		276,001

PASSENGER AIRLINES - 0.7%
Vista Management Holding, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.04%, 4/1/2031(5)	77,077	77,495

PHARMACEUTICALS - 0.2%
Paradigm Parent LLC First Lien Term Loan
(SOFR + 4.50%), 8.82%, 4/16/2032(5)	24,671	22,104

SOFTWARE - 2.8%
Applied Systems, Inc. First Lien Term Loan B
(SOFR + 2.25%), 6.25%, 2/24/2031(5)	44,075	44,088
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 4.50%), 8.50%, 2/23/2032(5)	19,044	19,453
Castle US Holding Corp. First Lien Term Loan
10.33% Cash and 1.00% PIK, 4/29/2030	4,190	4,224
Castle US Holding Corp. First Lien Term Loan B1
(SOFR + 4.25%), 8.72%, 5/31/2030(5)	4,350	2,001
Constant Contact, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.58%, 2/10/2028(5)	11,822	10,939
Constant Contact, Inc. Second Lien Term Loan
(SOFR + 7.50%), 12.08%, 2/12/2029(5)	28,018	23,955
Ellucian Holdings, Inc. First Lien Term Loan B1
(SOFR + 2.75%), 6.91%, 10/9/2029(5)	1,119	1,118
Ellucian Holdings, Inc. Second Lien Term Loan
(SOFR + 4.75%), 8.91%, 11/15/2032(5)	7,727	7,888
Orchid Merger Sub II LLC First Lien Term Loan
(SOFR + 4.75%), 9.01%, 7/27/2027(5)	20,589	9,780
Renaissance Holdings Corp. First Lien Term Loan
(SOFR + 4.00%), 8.16%, 4/5/2030(5)	60,584	52,317
Reorg Mobileum Acquisitionco LLC First Lien Term Loan A
5.31% Cash, or 5.00% PIK, 9/11/2029	8,096	7,367
UKG, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.81%, 2/10/2031(5)	104,685	104,550
xAI Corp. First Lien Term Loan
12.50%, 6/28/2030	7,487	7,745
		295,425

SPECIALTY RETAIL - 0.2%
Park River Holdings, Inc. First Lien Term Loan
(SOFR + 4.50%), 8.26%, 9/24/2032(5)	18,952	18,947
Specialty Building Products Holdings LLC First Lien Term Loan
(SOFR + 3.75%), 8.01%, 10/16/2028(5)	5,320	5,117
		24,064

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.0%^
Ivanti Software, Inc. Second Lien Term Loan
(SOFR + 7.25%), 11.81%, 6/1/2029(5)	6,435	2,775

Total bank loans
(Cost $2,734,101)		2,707,499

	Shares Held
COMMON STOCKS - 0.5%
GROUND TRANSPORTATION - 0.0%^
SIRVA Worldwide, Inc.*	47	40

MACHINERY - 0.1%
Utex Equity*	364	10,373

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
MP Topco Holdings LLC*	2,032	38,967
SOFTWARE - 0.0%^
	Shares Held	Value
Matrix Exit Equity*	355	$4,347
Total common stocks
(Cost $37,051)		53,727

PREFERRED STOCK - 0.0%^
GROUND TRANSPORTATION - 0.0%^
SIRVA Worldwide, Inc. * (Cost $1,216)	11	1,902

No. of Warrants‡
WARRANT - 0.0%
FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price $10(6)(7)* (Cost $—)	71	—

	Shares Held
SHORT-TERM INVESTMENT - 7.4%
INVESTMENT COMPANY - 7.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(8)(9) (Cost $765,789)	765,789	765,789

Total investments - 99.9%
(Cost $10,332,598)		10,343,107

Other assets less liabilities - 0.1%		13,265
Total net assets - 100.0%#		$10,356,372

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

40	Artisan Partners Funds

(2)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Allwyn Entertainment Financing UK plc, 7.88%, 4/30/2029	Czech Republic	USD
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	USD
Altice France Holding SA, 10.50%, 5/15/2027	Luxembourg	USD
Altice France SA, 5.13%, 1/15/2029	France	USD
Altice France SA, 5.13%, 7/15/2029	France	USD
Altice France SA, 5.50%, 10/15/2029	France	USD
Ardonagh Finco Ltd., 7.75%, 2/15/2031	United Kingdom	USD
Ardonagh Group Finance Ltd., 8.88%, 2/15/2032	United Kingdom	USD
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B, 6.94%, 2/18/2031	United Kingdom	USD
Calderys Financing LLC, 11.25%, 6/1/2028	France	USD
Canpack SA, 3.88%, 11/15/2029	Poland	USD
CTEC II GmbH, 5.25%, 2/15/2030	Germany	EUR
Flutter Treasury DAC, 5.88%, 6/4/2031	Ireland	USD
Flutter Treasury DAC, 6.38%, 4/29/2029	Ireland	USD
Jones Deslauriers Insurance Management, Inc., 6.88%, 10/1/2033	Canada	USD
Jones Deslauriers Insurance Management, Inc., 7.25%, 10/1/2033	Canada	CAD
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/2030	Canada	USD
Kioxia Holdings Corp., 6.25%, 7/24/2030	Japan	USD
Kioxia Holdings Corp., 6.63%, 7/24/2033	Japan	USD
MEG Energy Corp., 5.88%, 2/1/2029	Canada	USD
Merlin Entertainments Group US Holdings, Inc., 7.38%, 2/15/2031	United Kingdom	USD
Methanex Corp., 5.13%, 10/15/2027	Canada	USD
Methanex Corp., 5.25%, 12/15/2029	Canada	USD
Methanex Corp., 5.65%, 12/1/2044	Canada	USD
Motion Bondco DAC, 6.63%, 11/15/2027	United Kingdom	USD
Toucan FinCo. Ltd., 9.50%, 5/15/2030	Canada	USD
Virgin Media Secured Finance plc, 4.50%, 8/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 5.50%, 5/15/2029	United Kingdom	USD
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/2028	United Kingdom	USD
VistaJet Malta Finance plc, 6.38%, 2/1/2030	Switzerland	USD
VistaJet Malta Finance plc, 7.88%, 5/1/2027	Switzerland	USD
VistaJet Malta Finance plc, 9.50%, 6/1/2028	Switzerland	USD
Vmed O2 UK Financing I plc, 4.25%, 1/31/2031	United Kingdom	USD
Vmed O2 UK Financing I plc, 7.75%, 4/15/2032	United Kingdom	USD

(3)	Defaulted securities and/or issuers.
(4)	All or a portion of security is on loan at September 30, 2025.
(5)	Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the current rate as of September 30, 2025.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(8)	Security is partially used as collateral for securities lending. At September 30, 2025, the Fund had loaned securities with a total value of $5,697. This was collateralized by cash of $5,819 which was subsequently invested in an investment company.
(9)	Represents the current yield as of September 30, 2025.

UNFUNDED LOAN COMMITMENTS
Values in thousands
Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $975 or less than 0.1% of the total net assets as of September 30, 2025, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized Appreciation (Depreciation)
SIRVA Worldwide, Inc. Delayed Draw First Lien Term Loan	$975	$945	$(30)
	$975	$945	$(30)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,063,242	10.3%
Consumer Discretionary	2,746,572	26.5
Consumer Staples	251,680	2.4
Energy	147,506	1.4
Financials	1,857,747	18.0
Health Care	340,813	3.3
Industrials	1,082,932	10.5
Information Technology	1,179,497	11.4
Materials	650,331	6.3
Real Estate	256,998	2.5
Short-Term Investment	765,789	7.4
Total investments	$10,343,107	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	8,886	EUR	7,499	BOA	10/1/2025	82
USD	3,845	CAD	5,308	BOA	12/12/2025	18
Total unrealized appreciation						100
USD	22,847	EUR	19,579	BOA	10/1/2025	(140)
USD	32,908	EUR	27,934	BOA	12/29/2025	(57)
Total unrealized depreciation						(197)
Net unrealized depreciation						(97)

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	41

ARTISAN INTERNATIONAL FUND

Schedule of Investments — September 30, 2025

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.7%

BELGIUM - 1.9%
Elia Group SA/NV(1)	225	$25,910
UCB SA(1)	320	88,644
		114,554
BRAZIL - 1.4%
MercadoLibre, Inc.*	36	84,095

CHINA - 7.6%
Alibaba Group Holding Ltd., ADR	401	71,688
Contemporary Amperex Technology Co. Ltd., Class A(1)	1,680	95,003
Tencent Holdings Ltd.(1)	1,519	129,421
Tencent Holdings Ltd., ADR(2)	1,460	124,338
Tencent Music Entertainment Group, ADR	1,032	24,083
Tencent Music Entertainment Group, Class A(1)	562	6,573
Wuxi Biologics Cayman, Inc.(1)(3)*	3,080	16,244
		467,350

DENMARK - 3.5%
Danske Bank A/S(1)	3,103	132,593
NKT A/S(1)*	491	47,979
Novonesis Novozymes B, Class B(1)	534	32,728
		213,300

FRANCE - 13.7%
Accor SA(1)	523	24,777
Air Liquide SA(1)	729	151,639
Airbus SE(1)	306	71,588
AXA SA(1)	2,352	112,636
BNP Paribas SA(1)	1,534	139,882
Cie de Saint-Gobain SA(1)	541	58,924
Danone SA(1)	764	66,530
Safran SA(1)	372	131,904
SPIE SA(1)	1,518	82,098
		839,978

GERMANY - 7.1%
Allianz SE(1)	187	78,488
Deutsche Boerse AG(1)	264	70,801
MTU Aero Engines AG(1)	167	76,651
RWE AG(1)	884	39,275
Symrise AG, Class A(1)	588	51,271
Vonovia SE(1)	3,747	116,947
		433,433

GREECE - 1.3%
Piraeus Financial Holdings SA(1)	9,146	77,524

HONG KONG - 3.4%
AIA Group Ltd.(1)	13,195	126,479
Prudential plc(1)	5,856	82,427
Zijin Gold International Co. Ltd.(1)*	18	273
		209,179

IRELAND - 0.5%
Ryanair Holdings plc(1)	1,083	31,685

ITALY - 2.8%
BFF Bank SpA(1)(3)*	5,975	76,766
Enel SpA(1)	6,586	62,468
Wizz Air Holdings plc(1)(2)(3)*	2,157	33,743
		172,977

JAPAN - 4.9%
Mitsubishi Heavy Industries Ltd.(1)	5,377	139,743
Mitsubishi UFJ Financial Group, Inc.(1)	3,735	59,163
	Shares Held	Value
JAPAN (continued)
Nippon Sanso Holdings Corp.(1)	1,535	$54,389
Tokyo Gas Co. Ltd.(1)	1,384	49,239
		302,534

MACAU - 0.5%
Galaxy Entertainment Group Ltd.(1)	6,022	33,225

NETHERLANDS - 0.8%
ASML Holding NV(1)	32	30,838
ASML Holding NV, ADR	21	20,252
		51,090

RUSSIA - 0.0%
Sberbank of Russia PJSC(1)(4)(5)	38,445	—

SINGAPORE - 0.1%
Singapore Technologies Engineering Ltd.(1)	1,350	9,026

SOUTH KOREA - 13.7%
Hanwha Aerospace Co. Ltd.(1)	348	274,636
Hyosung Heavy Industries Corp.(1)	37	36,058
Hyundai Rotem Co. Ltd.(1)	261	40,781
Korea Electric Power Corp.(1)	3,347	86,294
LIG Nex1 Co. Ltd.(1)	791	288,785
LS Electric Co. Ltd.(1)	523	106,963
MNC Solution Co. Ltd.(1)	53	8,481
		841,998

SPAIN - 0.7%
Aena SME SA(1)(3)	1,655	45,339

SWITZERLAND - 7.4%
Medacta Group SA(1)(3)	294	53,958
SGS SA(1)	845	87,921
UBS Group AG(1)	7,591	312,051
		453,930

TAIWAN - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	2,671	116,200

UNITED KINGDOM - 19.5%
3i Group plc(1)	1,114	61,410
Babcock International Group plc(1)	7,617	136,299
BAE Systems plc(1)	1,826	50,603
Flutter Entertainment plc (LSE)(1)*	35	9,232
HSBC Holdings plc(1)	3,752	52,794
HSBC Holdings plc(1)	944	13,331
Lloyds Banking Group plc(1)	45,653	51,426
London Stock Exchange Group plc(1)	509	58,486
Melrose Industries plc(1)	19,742	162,664
National Grid plc(1)	18,042	260,098
RELX plc(1)	1,819	86,891
SSE plc(1)	5,008	117,367
Tesco plc(1)	14,873	89,155
Unilever plc(1)	735	43,442
		1,193,198

UNITED STATES - 5.0%
Amazon.com, Inc.*	763	167,502
Aon plc, Class A	50	17,989
CRH plc	962	115,289
CRH plc(1)	25	3,015
		303,795

Total common stocks
(Cost $4,526,277)		5,994,410

42	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENT - 2.2%

INVESTMENT COMPANY - 2.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(6)(7) (Cost $134,483)	134,483	$134,483

Total investments - 99.9%
(Cost $4,660,760)		6,128,893
Other assets less liabilities - 0.1%		3,769

Total net assets - 100.0%#		$6,132,662

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $5,369,174, or 87.6% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	All or a portion of security is on loan at September 30, 2025.
(3)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the value of these securities was $226,050 or 3.7% of net assets.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sberbank of Russia PJSC	9/16/2021 - 2/11/2022	$159,810	$—	0.0%

(6)	Security is partially used as collateral for securities lending. At September 30, 2025, the Fund had loaned securities with a total value of $75,823. This was collateralized by cash of $77,876 which was subsequently invested in an investment company.
(7)	Represents the current yield as of September 30, 2025.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$284,415	4.6%
Consumer Discretionary	390,519	6.4
Consumer Staples	199,127	3.2
Financials	1,524,246	24.9
Health Care	158,846	2.6
Industrials	2,103,765	34.3
Information Technology	167,290	2.7
Materials	408,604	6.7
Real Estate	116,947	1.9
Utilities	640,651	10.5
Short-Term Investment	134,483	2.2
Total investments	$6,128,893	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	43

ARTISAN INTERNATIONAL EXPLORER FUND

Schedule of Investments — September 30, 2025

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 85.6%

AUSTRALIA - 3.3%
Steadfast Group Ltd.(1)	3,491	$13,737

BRAZIL - 0.8%
Pluxee NV(1)	175	3,108

CANADA - 2.5%
Knight Therapeutics, Inc.*	1,288	5,444
Real Matters, Inc.*	890	4,660
		10,104

FRANCE - 5.3%
Alten SA(1)	264	21,731
INDIA - 0.7%
Care Ratings Ltd.(1)	180	3,097

INDONESIA - 0.9%
Mitra Adiperkasa Tbk. PT(1)	57,227	3,859

IRELAND - 10.3%
Glenveagh Properties plc(1)(2)*	18,726	42,550
Permanent TSB Group Holdings plc(1)*	12	32
		42,582

ITALY - 1.4%
Sesa SpA(1)	55	5,582

JAPAN - 14.9%
Kansai Paint Co. Ltd.(1)	1,017	16,555
Lion Corp.(1)	888	9,265
Sato Corp.(1)	585	8,963
Zuken, Inc.(1)	807	26,736
		61,519

NORWAY - 0.8%
Spir Group ASA(1)	4,195	3,180

SOUTH AFRICA - 1.0%
Famous Brands Ltd.(1)	1,383	4,290

SOUTH KOREA - 2.4%
Vitzrocell Co. Ltd.(1)	478	9,918

SWITZERLAND - 5.7%
Medmix AG(1)(2)	491	5,542
u-blox Holding AG(1)*	105	17,810
		23,352

UNITED KINGDOM - 24.5%
Allfunds Group plc(1)	929	6,950
Elementis plc(1)	8,603	18,783
Essentra plc(1)	6,083	8,796
FDM Group Holdings plc(1)	3,941	6,967
IQE plc(1)(3)*	60,785	6,125
Kingfisher plc(1)	2,748	11,476
LSL Property Services plc(1)	843	2,997
Luxfer Holdings plc	751	10,439
M&C Saatchi plc(1)(3)	6,157	12,082
Pets at Home Group plc(1)	1,929	5,331
Sabre Insurance Group plc(1)(2)	5,614	10,965
		100,911

UNITED STATES - 8.3%
Impro Precision Industries Ltd.(1)(2)	26,218	14,639
Signify NV(1)(2)	739	19,512
		34,151
	Shares Held	Value
VIRGIN ISLANDS, BRITISH - 2.8%
AdvancedAdvT Ltd.(1)*	4,528	$11,417

Total common stocks
(Cost $321,106)		352,538

	Principal Amount
CONVERTIBLE BOND - 1.0%

UNITED KINGDOM - 1.0%
IQE plc

Conversion rate: 15 pence, Zero Coupon, 3/13/2026(1)(3)(4)(5) (Cost $3,988)	GBP	3,292	4,050

	Shares Held
SHORT-TERM INVESTMENT - 12.2%

INVESTMENT COMPANY - 12.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(6) (Cost $50,351)		50,351	50,351

Total investments - 98.8% (Cost $375,445)			406,939

Other assets less liabilities - 1.2%			4,827

Total net assets - 100.0%#			$411,766

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $336,045, or 81.6% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the value of these securities was $93,208 or 22.6% of net assets.
(3)	“Affiliated company” as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Debt security that pays no cash income but is sold at a discount from its value at maturity.
(6)	Represents the current yield as of September 30, 2025.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$12,082	3.0%
Consumer Discretionary	67,506	16.6
Consumer Staples	9,265	2.3
Financials	37,889	9.3
Health Care	10,986	2.7
Industrials	63,471	15.7
Information Technology	103,598	25.5
Materials	44,134	10.8
Real Estate	7,657	1.9
Short-Term Investment	50,351	12.2
Total investments	$406,939	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

44	Artisan Partners Funds

ARTISAN INTERNATIONAL SMALL-MID FUND

Schedule of Investments — September 30, 2025

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.1%

BRAZIL - 0.6%
B3 SA - Brasil Bolsa Balcao	6,787	$17,025

CANADA - 5.0%
Altus Group Ltd.	359	15,338
CAE, Inc.*	1,786	52,890
Kinaxis, Inc.*	496	63,971
Lightspeed Commerce, Inc.*	1,905	21,998
		154,197

CHINA - 1.6%
BeOne Medicines Ltd., ADR*	141	48,092

DENMARK - 6.6%
ALK-Abello A/S, Class B(1)*	615	20,218
Ambu A/S, Class B(1)	4,342	64,189
DSV A/S(1)	84	16,778
FLSmidth & Co. A/S(1)	567	39,904
Genmab A/S(1)*	195	60,185
		201,274

FINLAND - 4.9%
Huhtamaki OYJ(1)	925	32,027
Metso Oyj(1)	8,433	116,195
		148,222

FRANCE - 1.2%
DBV Technologies SA, ADR*	32	318
Lectra(1)	992	27,696
Robertet SA(1)	10	8,922
		36,936

GERMANY - 2.1%
Brenntag SE(1)	289	17,307
FUCHS SE (Preference)(1)	180	8,034
Hannover Rueck SE(1)	69	20,773
Hensoldt AG(1)	139	17,969
		64,083

ICELAND - 0.5%
Embla Medical HF(1)*	3,067	15,021
IRELAND - 1.9%
AerCap Holdings NV	76	9,136
COSMO Pharmaceuticals NV(1)	143	11,722
Glanbia plc(1)	2,256	37,172
		58,030

ISRAEL - 6.0%
Kornit Digital Ltd.*	891	12,034
Nice Ltd., ADR*	634	91,804
Radware Ltd.*	1,899	50,316
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(1)	131	12,127
Tel Aviv Stock Exchange Ltd.(1)	802	18,516
		184,797

ITALY - 1.2%
Ermenegildo Zegna NV	1,331	12,574
Fincantieri SpA(1)*	977	25,658
		38,232

JAPAN - 17.0%
Ariake Japan Co. Ltd.(1)	1,233	49,556
Azbil Corp.(1)	6,408	60,940
baudroie, Inc.(1)*	555	10,298
CKD Corp.(1)	1,305	24,225
Daikokutenbussan Co. Ltd.(1)	357	17,393
	Shares Held	Value
JAPAN (continued)
Daiseki Co. Ltd.(1)	666	$15,406
GMO Financial Gate, Inc.(1)	188	7,814
GMO Payment Gateway, Inc.(1)	725	40,769
Harmonic Drive Systems, Inc.(1)	988	17,633
Japan Elevator Service Holdings Co. Ltd.(1)	1,780	22,575
MatsukiyoCocokara & Co.(1)	1,895	38,482
Menicon Co. Ltd.(1)	377	2,896
Money Forward, Inc.(1)*	1,376	55,873
Morinaga Milk Industry Co. Ltd.(1)	1,173	27,480
NOF Corp.(1)	1,850	32,305
Otsuka Corp.(1)	632	13,194
Rohm Co. Ltd.(1)	3,020	45,330
Sawai Group Holdings Co. Ltd.(1)	1,898	25,694
SCSK Corp.(1)	394	11,795
		519,658

MEXICO - 1.2%
Corp. Inmobiliaria Vesta SAB de CV	6,051	17,169
Qualitas Controladora SAB de CV	2,017	18,394
		35,563

NETHERLANDS - 0.6%
IMCD NV(1)	172	17,826
NORWAY - 0.4%
Nordic Semiconductor ASA(1)*	803	12,371
SOUTH KOREA - 0.1%
Hanmi Pharm Co. Ltd.(1)	13	3,372
SWEDEN - 2.4%
Beijer Ref AB, Class B(1)	1,493	23,264
Swedish Orphan Biovitrum AB(1)*	1,645	50,307
		73,571

SWITZERLAND - 2.0%
Baloise Holding AG(1)	84	20,742
dormakaba Holding AG(1)	27	25,033
Landis+Gyr Group AG(1)	199	16,125
		61,900

THAILAND - 0.8%
Fabrinet*	67	24,508

UNITED KINGDOM - 24.0%
Admiral Group plc(1)	441	19,942
Aviva plc(1)	6,012	55,676
Balfour Beatty plc(1)	6,230	54,587
Burberry Group plc(1)*	908	14,328
Cerillion plc(1)	374	7,615
Chemring Group plc(1)	6,620	52,470
Convatec Group plc(1)(2)	34,772	108,610
Games Workshop Group plc(1)	114	22,241
Howden Joinery Group plc(1)	1,493	17,084
JD Sports Fashion plc(1)	9,369	12,018
JET2 plc(1)	2,888	55,094
Melrose Industries plc(1)	5,517	45,457
Rotork plc(1)	14,391	66,002
Smiths Group plc(1)	1,824	58,173
St. James’s Place plc(1)	2,860	48,916
Taylor Wimpey plc(1)	13,884	19,327
Trainline plc(1)(2)*	7,240	27,225
Weir Group plc (The)(1)	1,205	44,545

Artisan Partners Funds	45

	Shares Held	Value
UNITED KINGDOM (continued)
YouGov plc(1)	1,246	$5,017
		734,327

UNITED STATES - 18.0%
Agilysys, Inc.*	397	41,737
Agios Pharmaceuticals, Inc.*	252	10,101
Alcon AG(1)	198	14,868
Alkermes plc*	1,280	38,409
Avidity Biosciences, Inc.*	561	24,431
Bridgebio Pharma, Inc.*	207	10,746
Calix, Inc.*	422	25,894
Celcuity, Inc.*	363	17,921
Ciena Corp.*	230	33,526
Edgewise Therapeutics, Inc.*	329	5,332
Five9, Inc.*	683	16,533
Glaukos Corp.*	183	14,890
Inspire Medical Systems, Inc.*	321	23,816
Insulet Corp.*	62	19,138
Ionis Pharmaceuticals, Inc.*	356	23,276
Legend Biotech Corp., ADR*	1,579	51,480
LivaNova plc*	1,473	77,148
Madrigal Pharmaceuticals, Inc.*	64	29,499
Ocular Therapeutix, Inc.*	672	7,858
RxSight, Inc.*	1,090	9,802
SolarEdge Technologies, Inc.*	703	26,019
Tarsus Pharmaceuticals, Inc.*	347	20,630
WaVe Life Sciences Ltd.*	755	5,530
		548,584
Total common stocks
(Cost $2,272,541)		2,997,589

Total investments - 98.1% (Cost $2,272,541)		2,997,589

Other assets less liabilities - 1.9%		56,633

Total net assets - 100.0%#		$3,054,222

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,008,306, or 65.8% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the value of these securities was $135,835 or 4.4% of net assets.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$5,017	0.2%
Consumer Discretionary	107,713	3.6
Consumer Staples	182,210	6.1
Financials	268,567	9.0
Health Care	815,499	27.2
Industrials	847,245	28.2
Information Technology	657,543	21.9
Materials	81,288	2.7
Real Estate	32,507	1.1
Total investments	$2,997,589	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

46	Artisan Partners Funds

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments — September 30, 2025

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 83.9%

BELGIUM - 1.2%
Groupe Bruxelles Lambert NV(1)	5,826	$522,716

BERMUDA - 0.1%
Voussoir RE Ltd. (Preferred Shares)(1)(2)(3)*	1	22,600

BRAZIL - 0.5%
Pluxee NV(1)	12,754	227,082

CANADA - 4.2%
Alimentation Couche-Tard, Inc.	11,186	596,821
Suncor Energy, Inc.	26,810	1,121,936
		1,718,757
CHINA - 1.2%
Alibaba Group Holding Ltd.(1)	14,631	327,975
Anhui Conch Cement Co. Ltd., Class H(1)	51,656	156,276
		484,251
FINLAND - 1.6%
Nokia OYJ(1)	50,565	242,288
Nokia OYJ, ADR	84,000	404,039
		646,327
FRANCE - 9.2%
Alstom SA(1)*	5,880	154,506
Capgemini SE(1)	1,142	166,142
Danone SA(1)	5,542	482,859
Danone SA (Registered shares)(1)(3)	16,321	1,421,999
Safran SA(1)	3,038	1,075,922
Sodexo SA(1)	6,981	439,475
Sodexo SA (Registered shares)(1)(3)	737	46,415
		3,787,318
GERMANY - 3.7%
Brenntag SE(1)(4)	19,543	1,171,151
Fresenius Medical Care AG(1)	6,472	339,611
		1,510,762
INDIA - 2.0%
HCL Technologies Ltd.(1)	52,641	821,414

IRELAND - 1.7%
Ryanair Holdings plc(1)	23,504	687,600

JAPAN - 0.0%
Seven & i Holdings Co. Ltd.(1)	374	5,028

MEXICO - 0.5%
Gruma SAB de CV, Class B	10,770	200,536

NETHERLANDS - 4.9%
Koninklijke Philips NV(1)(4)	56,521	1,547,288
Universal Music Group NV(1)	15,982	463,856
		2,011,144
SOUTH KOREA - 6.4%
Samsung C&T Corp.(1)	1,445	191,197
Samsung Electronics Co. Ltd.(1)	31,239	1,877,682
Samsung Electronics Co. Ltd. (Preference)(1)	12,354	587,317
		2,656,196
SWITZERLAND - 13.6%
ABB Ltd.(1)	23,562	1,698,174
Barry Callebaut AG(1)(4)	517	709,947
Cie Financiere Richemont SA(1)	4,767	914,726
DSM-Firmenich AG(1)	9,663	826,267
	Shares Held	Value
SWITZERLAND (continued)
UBS Group AG(1)	35,433	$1,456,601
		5,605,715
UNITED KINGDOM - 14.6%
Associated British Foods plc(1)	26,542	732,082
Berkeley Group Holdings plc(1)(4)	7,289	376,481
Compass Group plc(1)	28,516	971,513
Diageo plc(1)	40,038	953,130
Pearson plc(1)(4)	36,183	514,254
RELX plc(1)	17,828	851,513
Unilever plc(1)	27,117	1,602,937
		6,001,910
UNITED STATES - 18.5%
Amrize Ltd.(1)*	12,302	596,169
Arch Capital Group Ltd.	17,373	1,576,278
CNH Industrial NV	25,617	277,943
Garmin Ltd.	4,578	1,127,264
Holcim AG(1)	1,130	96,200
ICON plc(4)*	5,276	923,359
Novartis AG(1)	13,414	1,724,867
Sensata Technologies Holding plc(4)	11,048	337,515
Willis Towers Watson plc	2,784	961,683
		7,621,278
Total common stocks
(Cost $23,275,120)		34,530,634

SHORT-TERM INVESTMENT - 12.7%

INVESTMENT COMPANY - 12.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(5) (Cost $5,215,874)	5,215,874	5,215,874

MISCELLANEOUS SECURITIES - 2.4%(6)
Total Miscellaneous Securities (Cost $946,927)		1,002,463

Total investments - 99.0% (Cost $29,437,921)		40,748,971
Other assets less liabilities - 1.0%		412,383
Total net assets - 100.0%#		$41,161,354

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $28,005,723, or 68.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Danone SA (Registered shares)	5/17/2023 - 9/12/2023	$1,004,813	$1,421,999	3.5%
Sodexo SA (Registered shares)	9/4/2020	46,862	46,415	0.1%
Voussoir RE Ltd. (Preferred Shares)	1/13/2023	—	22,600	0.1%

(4)	"Affiliated company" as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.
(5)	Represents the current yield as of September 30, 2025.
(6)	Represents unrestricted previously undisclosed common stocks which the Fund has held for less than one year. One or more securities valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds.

Artisan Partners Funds	47

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$463,856	1.1%
Consumer Discretionary	4,718,103	11.6
Consumer Staples	6,705,339	16.4
Energy	1,121,936	2.8
Financials	4,766,960	11.7
Health Care	4,535,125	11.1
Industrials	6,445,521	15.8
Information Technology	4,098,882	10.1
Materials	1,674,912	4.1
Miscellaneous Securities	1,002,463	2.5
Short-Term Investment	5,215,874	12.8
Total investments	$40,748,971	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CNH	5,930,313	USD	830,705	JPM	1/28/2026	7,930
Total unrealized appreciation						7,930
CNH	3,731,161	USD	529,357	JPM	1/28/2026	(1,715)
USD	1,666,281	CNH	11,911,807	JPM	1/28/2026	(18,226)
Total unrealized depreciation						(19,941)
Net unrealized depreciation						(12,011)

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

48	Artisan Partners Funds

ARTISAN MID CAP FUND

Schedule of Investments — September 30, 2025

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 100.0%

AEROSPACE & DEFENSE - 2.9%
BWX Technologies, Inc.	296	$54,559
Woodward, Inc.	213	53,878
		108,437
BIOTECHNOLOGY - 15.1%
Argenx SE, ADR(1)*	266	196,368
Ascendis Pharma A/S, ADR(1)*	818	162,637
Insmed, Inc.*	828	119,170
Twist Bioscience Corp.*	1,194	33,597
Veracyte, Inc.*	1,529	52,478
		564,250
CAPITAL MARKETS - 2.2%
Ares Management Corp., Class A	202	32,325
Robinhood Markets, Inc., Class A*	351	50,231
		82,556
COMMUNICATIONS EQUIPMENT - 0.5%
Arista Networks, Inc.*	132	19,198

CONSTRUCTION & ENGINEERING - 3.7%
API Group Corp.*	2,122	72,920
Comfort Systems USA, Inc.	80	65,954
		138,874
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
US Foods Holding Corp.*	850	65,098

DIVERSIFIED CONSUMER SERVICES - 0.6%
Duolingo, Inc., Class A*	70	22,560

ELECTRICAL EQUIPMENT - 0.7%
Hubbell, Inc., Class B	63	27,079

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.9%
Coherent Corp.*	311	33,472
Teledyne Technologies, Inc.*	64	37,452
		70,924
ENERGY EQUIPMENT & SERVICES - 2.7%
Baker Hughes Co., Class A	2,081	101,370

ENTERTAINMENT - 11.5%
Liberty Media Corp-Liberty Formula One, Class C*	786	82,119
Live Nation Entertainment, Inc.*	585	95,650
ROBLOX Corp., Class A*	661	91,515
Roku, Inc., Class A*	190	19,040
Spotify Technology SA*	171	119,411
Take-Two Interactive Software, Inc.*	76	19,697
		427,432
HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%
Insulet Corp.*	180	55,675
iRhythm Technologies, Inc.*	571	98,201
		153,876
HEALTH CARE PROVIDERS & SERVICES - 1.2%
Cencora, Inc.	146	45,631
	Shares Held	Value
HEALTH CARE TECHNOLOGY - 2.4%
Veeva Systems, Inc., Class A*	240	$71,553
Waystar Holding Corp.*	488	18,495
		90,048
HOTELS, RESTAURANTS & LEISURE - 5.8%
DoorDash, Inc., Class A*	393	106,965
Viking Holdings Ltd.*	927	57,600
Wingstop, Inc.	208	52,436
		217,001
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.0%
Vistra Corp.	184	36,119

INSURANCE - 0.5%
Ryan Specialty Holdings, Inc., Class A	314	17,719

INTERACTIVE MEDIA & SERVICES - 1.4%
Reddit, Inc., Class A*	230	52,833

IT SERVICES - 6.4%
Cloudflare, Inc., Class A*	244	52,371
MongoDB, Inc., Class A*	89	27,675
Shopify, Inc., Class A(1)*	641	95,253
Snowflake, Inc., Class A*	284	63,992
		239,291
LIFE SCIENCES TOOLS & SERVICES - 3.7%
Waters Corp.*	80	24,055
West Pharmaceutical Services, Inc.	431	113,087
		137,142
MACHINERY - 4.7%
Ingersoll Rand, Inc.	510	42,116
RBC Bearings, Inc.*	178	69,289
Xylem, Inc.	439	64,793
		176,198
PROFESSIONAL SERVICES - 1.1%
Parsons Corp.*	470	38,972

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
CBRE Group, Inc., Class A*	430	67,705

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
Lattice Semiconductor Corp.*	966	70,838
MACOM Technology Solutions Holdings, Inc.*	337	41,999
Monolithic Power Systems, Inc.	57	52,160
		164,997
SOFTWARE - 11.1%
CCC Intelligent Solutions Holdings, Inc.*	6,264	57,064
Fair Isaac Corp.*	20	29,263
Guidewire Software, Inc.*	258	59,391
HubSpot, Inc.*	47	22,023
Samsara, Inc., Class A*	1,089	40,559
ServiceTitan, Inc., Class A*	194	19,512
Synopsys, Inc.*	105	51,933
Tyler Technologies, Inc.*	159	82,990

Artisan Partners Funds	49

	Shares Held	Value
SOFTWARE (continued)
Zscaler, Inc.*	165	$49,300
		412,035
SPECIALTY RETAIL - 2.6%
AutoZone, Inc.*	18	76,302
Floor & Decor Holdings, Inc., Class A*	265	19,527
		95,829
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.1%
Pure Storage, Inc., Class A*	905	75,876

TRADING COMPANIES & DISTRIBUTORS - 2.1%
Ferguson Enterprises, Inc.	168	37,808
FTAI Aviation Ltd.	243	40,626
		78,434

Total common stocks (Cost $2,370,476)		3,727,484

SHORT-TERM INVESTMENT - 1.1%

INVESTMENT COMPANY - 1.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(2) (Cost $42,749)	42,749	42,749

Total investments - 101.1% (Cost $2,413,225)		3,770,233

Other assets less liabilities - (1.1%)		(39,255)

Total net assets - 100.0%#		$3,730,978

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
Shopify, Inc.	Canada	USD

(2)	Represents the current yield as of September 30, 2025.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$480,265	12.7%
Consumer Discretionary	335,390	8.9
Consumer Staples	65,098	1.7
Energy	101,370	2.7
Financials	100,274	2.7
Health Care	990,949	26.2
Industrials	567,995	15.1
Information Technology	982,319	26.1
Real Estate	67,705	1.8
Utilities	36,119	1.0
Short-Term Investment	42,749	1.1
Total investments	$3,770,233	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

50	Artisan Partners Funds

ARTISAN MID CAP VALUE FUND

Schedule of Investments — September 30, 2025

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.4%

AIR FREIGHT & LOGISTICS - 0.9%
Expeditors International of Washington, Inc.	65	$7,968

BANKS - 6.8%
Fifth Third Bancorp	301	13,390
First Citizens BancShares, Inc., Class A	14	25,258
M&T Bank Corp.	60	11,953
WaFd, Inc.	387	11,734
		62,335
BEVERAGES - 1.6%
Constellation Brands, Inc., Class A	107	14,379

CAPITAL MARKETS - 1.2%
Moelis & Co., Class A	154	10,955

CONSTRUCTION MATERIALS - 2.0%
Amrize Ltd.(1)*	381	18,513

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
Sysco Corp.	204	16,777

DISTRIBUTORS - 4.0%
Genuine Parts Co.	166	22,947
LKQ Corp.	446	13,632
		36,579
ELECTRIC UTILITIES - 5.6%
Alliant Energy Corp.	351	23,650
OGE Energy Corp.	587	27,158
		50,808
ELECTRICAL EQUIPMENT - 2.5%
nVent Electric plc	228	22,451

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.1%
CDW Corp.	102	16,304
Vontier Corp.	712	29,902
		46,206
ENERGY EQUIPMENT & SERVICES - 1.8%
NOV, Inc.	1,224	16,212

ENTERTAINMENT - 2.0%
Warner Music Group Corp., Class A	550	18,726

FINANCIAL SERVICES - 2.0%
Corebridge Financial, Inc.	578	18,540

FOOD PRODUCTS - 2.1%
Tyson Foods, Inc., Class A	353	19,189

GAS UTILITIES - 0.8%
UGI Corp.	212	7,046

GROUND TRANSPORTATION - 2.6%
U-Haul Holding Co.	466	23,716

HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
Align Technology, Inc.*	101	12,593
Baxter International, Inc.	635	14,452
		27,045
	Shares Held	Value
HEALTH CARE PROVIDERS & SERVICES - 4.6%
Elevance Health, Inc.	60	$19,345
Humana, Inc.	85	22,218
		41,563
HOTELS, RESTAURANTS & LEISURE - 6.1%
Expedia Group, Inc.	110	23,544
MGM Resorts International*	382	13,256
Vail Resorts, Inc.	129	19,326
		56,126
INDUSTRIAL REITS - 0.4%
Lineage, Inc.	89	3,433

INSURANCE - 3.7%
Arch Capital Group Ltd.	143	12,953
Globe Life, Inc.	144	20,656
		33,609
INTERACTIVE MEDIA & SERVICES - 2.3%
IAC, Inc.*	130	4,436
Pinterest, Inc., Class A*	530	17,047
		21,483
IT SERVICES - 1.8%
Gartner, Inc.*	63	16,599

LEISURE PRODUCTS - 1.9%
Polaris, Inc.	304	17,660

LIFE SCIENCES TOOLS & SERVICES - 5.0%
Bio-Rad Laboratories, Inc., Class A*	32	9,065
ICON plc*	131	22,907
Waters Corp.*	44	13,324
		45,296
MACHINERY - 2.1%
Otis Worldwide Corp.	208	19,046

MEDIA - 4.2%
News Corp., Class A	646	19,849
Omnicom Group, Inc.	223	18,219
		38,068
OIL, GAS & CONSUMABLE FUELS - 1.9%
Permian Resources Corp., Class A	1,326	16,973

PROFESSIONAL SERVICES - 2.8%
Genpact Ltd.	609	25,525

RETAIL REITS - 2.0%
NNN REIT, Inc.	439	18,676

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
Analog Devices, Inc.	94	23,057

SOFTWARE - 1.6%
Check Point Software Technologies Ltd.(2)*	73	15,108

SPECIALIZED REITS - 4.8%
Lamar Advertising Co., Class A	233	28,471
Public Storage	53	15,242
		43,713

Artisan Partners Funds	51

	Shares Held	Value
SPECIALTY RETAIL - 2.2%
Asbury Automotive Group, Inc.*	81	$19,799
Vitamin Oldco Holdings, Inc. (escrow shares)(3)(4)*	220	—
		19,799

TRADING COMPANIES & DISTRIBUTORS - 1.7%
Ferguson Enterprises, Inc.	70	15,695
Total common stocks (Cost $676,277)		888,874

SHORT-TERM INVESTMENT - 1.9%

INVESTMENT COMPANY - 1.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(5)(6) (Cost $17,379)	17,379	17,379

Total investments - 99.3% (Cost $693,656)		906,253

Other assets less liabilities - 0.7%		5,967

Total net assets - 100.0%#		$912,220

(1)	All or a portion of security is on loan at September 30, 2025.
(2)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Check Point Software Technologies Ltd.	Israel	USD

(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Security is partially used as collateral for securities lending. At September 30, 2025, the Fund had loaned securities with a total value of $403. This was collateralized by cash of $407 which was subsequently invested in an investment company.
(6)	Represents the current yield as of September 30, 2025.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$78,277	8.6%
Consumer Discretionary	130,162	14.4
Consumer Staples	50,345	5.6
Energy	33,185	3.7
Financials	125,439	13.8
Health Care	113,904	12.6
Industrials	114,401	12.6
Information Technology	100,971	11.1
Materials	18,514	2.0
Real Estate	65,822	7.3
Utilities	57,854	6.4
Short-Term Investment	17,379	1.9
Total investments	$906,253	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

52	Artisan Partners Funds

ARTISAN SELECT EQUITY FUND

Schedule of Investments — September 30, 2025

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.0%

BANKS - 4.9%
Citigroup, Inc.	35	$3,571

CAPITAL MARKETS - 10.5%
Bank of New York Mellon Corp. (The)	36	3,931
Charles Schwab Corp. (The)	39	3,685
		7,616
CHEMICALS - 3.9%
Axalta Coating Systems Ltd.*	98	2,814

CONSTRUCTION MATERIALS - 4.7%
Heidelberg Materials AG(1)(2)	15	3,407

CONSUMER FINANCE - 5.5%
American Express Co.	12	3,980

ENTERTAINMENT - 2.4%
Universal Music Group NV(1)(2)	60	1,741

FINANCIAL SERVICES - 6.1%
Berkshire Hathaway, Inc., Class B*	6	3,087
PayPal Holdings, Inc.*	20	1,312
		4,399
HEALTH CARE PROVIDERS & SERVICES - 8.6%
Elevance Health, Inc.	10	3,215
Henry Schein, Inc.*	45	2,999
		6,214
HOTELS, RESTAURANTS & LEISURE - 4.4%
Aramark	84	3,225

INSURANCE - 8.7%
Everest Group Ltd.	5	1,787
Marsh & McLennan Cos., Inc.	10	1,946
Progressive Corp. (The)	11	2,619
		6,352
INTERACTIVE MEDIA & SERVICES - 10.4%
Alphabet, Inc., Class A	16	3,970
Meta Platforms, Inc., Class A	5	3,566
		7,536
LIFE SCIENCES TOOLS & SERVICES - 4.0%
IQVIA Holdings, Inc.*	15	2,872

MACHINERY - 4.0%
Snap-on, Inc.	8	2,906

OIL, GAS & CONSUMABLE FUELS - 5.0%
Shell plc(2)	102	3,628

PASSENGER AIRLINES - 1.6%
Southwest Airlines Co.	37	1,173

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
Lam Research Corp.	20	2,727

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.5%
Samsung Electronics Co. Ltd.(1)(2)	54	3,247
Total common stocks (Cost $45,904)		67,408
	Shares Held	Value
SHORT-TERM INVESTMENT - 6.3%

INVESTMENT COMPANY - 6.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(3) (Cost $4,588)	4,588	$4,588

Total investments - 99.3% (Cost $50,492)		71,996

Other assets less liabilities - 0.7%		535

Total net assets - 100.0%#		$72,531

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Heidelberg Materials AG	Germany	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW
Universal Music Group NV	Netherlands	EUR

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $12,023, or 16.6% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(3)	Represents the current yield as of September 30, 2025.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$9,277	12.9%
Consumer Discretionary	3,225	4.5
Energy	3,628	5.0
Financials	25,919	36.0
Health Care	9,086	12.6
Industrials	4,079	5.7
Information Technology	5,974	8.3
Materials	6,220	8.6
Short-Term Investment	4,588	6.4
Total investments	$71,996	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CNH	20,606	USD	2,878	JPM	12/17/2025	29
Total unrealized appreciation						29
USD	2,870	CNH	20,606	JPM	12/17/2025	(36)
Total unrealized depreciation						(36)
Net unrealized depreciation						(7)

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	53

ARTISAN SMALL CAP FUND

Schedule of Investments — September 30, 2025

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.8%

AEROSPACE & DEFENSE - 9.1%
BWX Technologies, Inc.	121	$22,268
Hexcel Corp.	85	5,340
Kratos Defense & Security Solutions, Inc.*	288	26,297
Loar Holdings, Inc.*	229	18,295
VSE Corp.	182	30,184
		102,384
AUTOMOBILE COMPONENTS - 3.5%
Modine Manufacturing Co.*	275	39,137

BEVERAGES - 3.0%
Vita Coco Co., Inc. (The)*	780	33,138

BIOTECHNOLOGY - 15.2%
Ascendis Pharma A/S, ADR(1)*	290	57,616
Halozyme Therapeutics, Inc.*	63	4,590
Insmed, Inc.*	193	27,801
Ionis Pharmaceuticals, Inc.*	93	6,090
Madrigal Pharmaceuticals, Inc.*	38	17,639
Rhythm Pharmaceuticals, Inc.*	89	8,971
Twist Bioscience Corp.*	790	22,236
Veracyte, Inc.*	737	25,303
		170,246
BROADLINE RETAIL - 0.7%
Ollie's Bargain Outlet Holdings, Inc.*	65	8,293

CAPITAL MARKETS - 2.1%
Hamilton Lane, Inc., Class A	118	15,874
Marex Group plc(1)	232	7,787
		23,661
DIVERSIFIED CONSUMER SERVICES - 1.6%
Bright Horizons Family Solutions, Inc.*	164	17,788

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.5%
Cognex Corp.	245	11,092
Flex Ltd.*	761	44,089
Novanta, Inc.*	62	6,217
		61,398
HEALTH CARE EQUIPMENT & SUPPLIES - 7.2%
Integer Holdings Corp.*	79	8,144
iRhythm Technologies, Inc.*	200	34,340
Lantheus Holdings, Inc.*	149	7,636
Penumbra, Inc.*	83	20,950
PROCEPT BioRobotics Corp.*	272	9,724
		80,794
HEALTH CARE PROVIDERS & SERVICES - 1.9%
HealthEquity, Inc.*	221	20,986

HEALTH CARE TECHNOLOGY - 1.4%
HeartFlow, Inc.*	189	6,351
Waystar Holding Corp.*	261	9,880
		16,231
HOTELS, RESTAURANTS & LEISURE - 2.1%
Cava Group, Inc.*	118	7,113
	Shares Held	Value
HOTELS, RESTAURANTS & LEISURE (continued)
Wingstop, Inc.	66	$16,554
		23,667
HOUSEHOLD DURABLES - 2.5%
Installed Building Products, Inc.	91	22,397
SharkNinja, Inc.*	52	5,396
		27,793
LIFE SCIENCES TOOLS & SERVICES - 3.9%
Bruker Corp.	159	5,168
Repligen Corp.*	76	10,205
Stevanato Group SpA(1)	1,086	27,968
		43,341
MACHINERY - 5.6%
Flowserve Corp.	247	13,106
JBT Marel Corp.	149	20,870
SPX Technologies, Inc.*	151	28,150
		62,126
OIL, GAS & CONSUMABLE FUELS - 0.9%
Centrus Energy Corp., Class A*	31	9,691

PROFESSIONAL SERVICES - 2.0%
Parsons Corp.*	272	22,547

REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.1%
Colliers International Group, Inc.(1)	148	23,163
Compass, Inc., Class A*	1,479	11,879
		35,042
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.0%
Lattice Semiconductor Corp.*	589	43,164
MACOM Technology Solutions Holdings, Inc.*	299	37,284
Semtech Corp.*	120	8,561
		89,009
SOFTWARE - 11.0%
CCC Intelligent Solutions Holdings, Inc.*	2,564	23,354
Guidewire Software, Inc.*	164	37,582
Intapp, Inc.*	256	10,471
Procore Technologies, Inc.*	397	28,916
ServiceTitan, Inc., Class A*	157	15,818
Vertex, Inc., Class A*	274	6,787
		122,928
SPECIALTY RETAIL - 1.1%
Warby Parker, Inc., Class A*	452	12,470

TEXTILES, APPAREL & LUXURY GOODS - 1.5%
Birkenstock Holding plc(1)*	376	17,002

TRADING COMPANIES & DISTRIBUTORS - 5.9%
Applied Industrial Technologies, Inc.	114	29,813
FTAI Aviation Ltd.	131	21,826
SiteOne Landscape Supply, Inc.*	112	14,489
		66,128

Total common stocks (Cost $819,604)		1,105,800

54	Artisan Partners Funds

	Shares Held	Value
Total investments - 98.8% (Cost $819,604)		$1,105,800

Other assets less liabilities - 1.2%		13,372

Total net assets - 100.0%#		$1,119,172

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Ascendis Pharma A/S	Denmark	USD
Birkenstock Holding plc	Germany	USD
Colliers International Group, Inc.	Canada	USD
Marex Group plc	United Kingdom	USD
Stevanato Group SpA	Italy	USD

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$146,150	13.2%
Consumer Staples	33,138	3.0
Energy	9,691	0.9
Financials	23,661	2.1
Health Care	331,599	30.0
Industrials	253,184	22.9
Information Technology	273,335	24.7
Real Estate	35,042	3.2
Total investments	$1,105,800	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

ARTISAN SUSTAINABLE EMERGING MARKETS FUND

Schedule of Investments — September 30, 2025

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.8%

ARGENTINA - 1.1%
Vista Energy SAB de CV, ADR*	128	$4,390

BRAZIL - 8.3%
GPS Participacoes e Empreendimentos SA(1)	1,808	6,413
Itau Unibanco Holding SA (Preference)	934	6,850
MercadoLibre, Inc.*	4	10,460
Vale SA	344	3,724
Vivara Participacoes SA	1,022	5,528
		32,975
CHINA - 23.8%
Alibaba Group Holding Ltd.(2)	907	20,324
Baidu, Inc., Class A(2)*	268	4,436
BYD Co. Ltd., Class H(2)	319	4,530
Contemporary Amperex Technology Co. Ltd., Class A(2)	98	5,537
Hengli Petrochemical Co. Ltd., Class A(2)	748	1,802
Prosus NV(2)	95	6,744
Tencent Holdings Ltd.(2)	271	23,097
Trip.com Group Ltd.(2)	95	7,206
Wuxi Biologics Cayman, Inc.(2)(3)*	1,865	9,838
Zhuzhou CRRC Times Electric Co. Ltd., Class H(2)	1,965	10,794
		94,308
EGYPT - 0.6%
Commercial International Bank - Egypt (CIB), GDR(2)(3)	1,270	2,565

GEORGIA - 0.6%
Lion Finance Group plc(2)	25	2,589

GREECE - 1.4%
Alpha Bank SA(2)	1,266	5,399

HONG KONG - 1.4%
AIA Group Ltd.(2)	578	5,545

INDIA - 8.1%
Dabur India Ltd.(2)	403	2,228
Havells India Ltd.(2)	275	4,655
ICICI Bank Ltd.(2)	788	11,947
Infosys Ltd.(2)	224	3,641
Lemon Tree Hotels Ltd.(2)(3)*	998	1,869
Reliance Industries Ltd.(2)	496	7,623
		31,963
INDONESIA - 1.0%
Bank Rakyat Indonesia Persero Tbk. PT(2)	10,686	2,498
Indofood CBP Sukses Makmur Tbk. PT(2)	2,775	1,579
		4,077
KAZAKHSTAN - 1.0%
Kaspi.KZ JSC, ADR	49	4,001

MALAYSIA - 0.5%
MR DIY Group M Bhd.(2)(3)	5,244	2,046

MEXICO - 3.8%
Cemex SAB de CV	5,868	5,274
Gentera SAB de CV	1,469	3,825
Prologis Property Mexico SA de CV, REIT	1,443	5,909
		15,008
PANAMA - 1.3%
Copa Holdings SA, Class A	42	5,005
	Shares Held	Value
PERU - 2.5%
Cia de Minas Buenaventura SAA, ADR	212	$5,158
Credicorp Ltd.	18	4,732
		9,890
POLAND - 0.5%
Zabka Group SA(2)*	301	1,940

RUSSIA - 0.0%
Sberbank of Russia PJSC(2)(4)(5)	265	—

SINGAPORE - 0.8%
Sea Ltd., ADR*	18	3,221

SLOVENIA - 1.0%
Nova Ljubljanska Banka dd, GDR(2)(3)	94	3,825

SOUTH AFRICA - 2.6%
FirstRand Ltd.(2)	1,233	5,546
MTN Group Ltd.(2)	560	4,712
		10,258
SOUTH KOREA - 10.1%
Cosmax, Inc.(2)	33	5,081
Doosan Enerbility Co. Ltd.(2)*	87	3,922
HD Hyundai Electric Co. Ltd.(2)	9	3,753
Kia Corp.(2)	59	4,219
Samsung Biologics Co. Ltd.(2)(3)*	9	6,532
Samsung E&A Co. Ltd.(2)	97	1,855
Shinhan Financial Group Co. Ltd.(2)	68	3,423
SK Hynix, Inc.(2)	46	11,472
		40,257
TAIWAN - 19.1%
E Ink Holdings, Inc.(2)	1,231	9,745
MediaTek, Inc.(2)	244	10,568
Taiwan Semiconductor Manufacturing Co. Ltd.(2)	1,279	55,627
		75,940
THAILAND - 0.5%
Bangkok Bank PCL(2)	417	1,916

TURKEY - 0.5%
BIM Birlesik Magazalar A/S(2)	160	2,078

UNITED ARAB EMIRATES - 0.7%
ADNOC Logistics & Services(2)	1,646	2,590

UNITED KINGDOM - 4.0%
Anglogold Ashanti plc	150	10,564
Metlen Energy & Metals plc(2)(6)*	94	5,220
		15,784
UNITED STATES - 0.5%
Globant SA*	34	1,954

VIETNAM - 2.1%
Vietnam Technological & Commercial Joint Stock Bank(2)	5,744	8,227

Total common stocks
(Cost $282,064)		387,751

56	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENT - 3.4%

INVESTMENT COMPANY - 3.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(7)(8) (Cost $13,579)	13,579	$13,579

Total investments - 101.2% (Cost $295,643)		401,330

Other assets less liabilities - (1.2)%		(4,688)

Total net assets - 100.0%#		$396,642

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $300,743, or 75.8% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(3)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2025, the value of these securities was $26,675 or 6.7% of net assets.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sberbank of Russia PJSC	1/8/2019 - 3/25/2020	$772	$—	0.0%

(6)	All or a portion of security is on loan at September 30, 2025.
(7)	Security is partially used as collateral for securities lending. At September 30, 2025, the Fund had loaned securities with a total value of $4,948. This was collateralized by cash of $5,308 which was subsequently invested in an investment company.
(8)	Represents the current yield as of September 30, 2025.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$32,245	8.0%
Consumer Discretionary	66,147	16.5
Consumer Staples	12,906	3.2
Energy	14,603	3.6
Financials	72,888	18.2
Health Care	16,370	4.1
Industrials	47,154	11.7
Information Technology	93,007	23.2
Materials	26,522	6.6
Real Estate	5,909	1.5
Short-Term Investment	13,579	3.4
Total investments	$401,330	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	57

ARTISAN VALUE FUND

Schedule of Investments — September 30, 2025

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.7%

AEROSPACE & DEFENSE - 4.5%
Airbus SE(1)(2)	28	$6,603
Safran SA(1)(2)	22	7,678
		14,281
AIR FREIGHT & LOGISTICS - 2.6%
United Parcel Service, Inc., Class B	100	8,385

BANKS - 9.4%
Bank of America Corp.	188	9,698
PNC Financial Services Group, Inc. (The)	37	7,502
Wells Fargo & Co.	154	12,903
		30,103
BEVERAGES - 5.0%
Diageo plc(1)(2)	245	5,841
Heineken Holding NV(1)(2)	149	10,260
		16,101
CAPITAL MARKETS - 6.5%
CME Group, Inc.	21	5,572
Goldman Sachs Group, Inc. (The)	10	8,037
Morgan Stanley	45	7,174
		20,783
ENERGY EQUIPMENT & SERVICES - 2.3%
Schlumberger NV	211	7,259

ENTERTAINMENT - 2.1%
Walt Disney Co. (The)	58	6,675

FINANCIAL SERVICES - 8.1%
Berkshire Hathaway, Inc., Class B*	10	5,107
Fiserv, Inc.*	39	5,007
PayPal Holdings, Inc.*	150	10,044
Visa, Inc., Class A	17	5,830
		25,988
FOOD PRODUCTS - 5.0%
Kerry Group plc, Class A(1)(2)	99	8,888
Nestle SA(2)	79	7,228
		16,116
HEALTH CARE EQUIPMENT & SUPPLIES - 5.6%
Baxter International, Inc.	196	4,463
Koninklijke Philips NV(1)(2)	224	6,126
Medtronic plc	75	7,178
		17,767
HEALTH CARE PROVIDERS & SERVICES - 4.9%
Elevance Health, Inc.	25	8,211
Humana, Inc.	28	7,408
		15,619
HOTELS, RESTAURANTS & LEISURE - 2.5%
Booking Holdings, Inc.	2	8,158

INSURANCE - 2.0%
Arch Capital Group Ltd.	70	6,387
	Shares Held	Value
INTERACTIVE MEDIA & SERVICES - 4.4%
Alphabet, Inc., Class C	33	$8,153
Meta Platforms, Inc., Class A	8	5,798
		13,951
IT SERVICES - 2.4%
Accenture plc, Class A(1)	31	7,690

LIFE SCIENCES TOOLS & SERVICES - 2.7%
Thermo Fisher Scientific, Inc.	18	8,536

MEDIA - 2.5%
Comcast Corp., Class A	255	8,016

OIL, GAS & CONSUMABLE FUELS - 4.7%
Diamondback Energy, Inc.	45	6,442
EOG Resources, Inc.	76	8,555
		14,997
PHARMACEUTICALS - 2.1%
Merck & Co., Inc.	81	6,839

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.8%
ASML Holding NV(1)(2)	10	9,892
Lam Research Corp.	81	10,911
NXP Semiconductors NV(1)	36	8,283
Texas Instruments, Inc.	47	8,556
		37,642
SOFTWARE - 2.6%
Salesforce, Inc.	35	8,317

TOBACCO - 3.0%
Philip Morris International, Inc.	59	9,555
Total common stocks (Cost $226,150)		309,165

SHORT-TERM INVESTMENT - 2.5%

INVESTMENT COMPANY - 2.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(3) (Cost $7,877)	7,877	7,877

Total investments - 99.2% (Cost $234,027)		317,042

Other assets less liabilities - 0.8%		2,705

Total net assets - 100.0%#		$319,747

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Accenture plc	Ireland	USD
Airbus SE	France	EUR
ASML Holding NV	Netherlands	EUR
Diageo plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Kerry Group plc	Ireland	EUR
Koninklijke Philips NV	Netherlands	EUR
NXP Semiconductors NV	Netherlands	USD
Safran SA	France	EUR

58	Artisan Partners Funds

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $62,516, or 19.6% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(3)	Represents the current yield as of September 30, 2025.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$28,642	9.0%
Consumer Discretionary	8,158	2.6
Consumer Staples	41,773	13.2
Energy	22,256	7.0
Financials	83,261	26.3
Health Care	48,761	15.4
Industrials	22,665	7.1
Information Technology	53,649	16.9
Short-Term Investment	7,877	2.5
Total investments	$317,042	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	59

ARTISAN VALUE INCOME FUND

Schedule of Investments — September 30, 2025

Principal amount, shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS - 94.3%

AIR FREIGHT & LOGISTICS - 1.4%
United Parcel Service, Inc., Class B	3		$235

BANKS - 7.9%
Bank of America Corp.	6		330
Fifth Third Bancorp	3		133
M&T Bank Corp.	1		152
PNC Financial Services Group, Inc. (The)	1		233
Wells Fargo & Co.	6		463
			1,311
BEVERAGES - 6.6%
Coca-Cola Co. (The)	3		204
Constellation Brands, Inc., Class A	2		244
Diageo plc(1)(2)	10		233
Heineken Holding NV(1)(2)	6		410
			1,091
CAPITAL MARKETS - 4.9%
CME Group, Inc.	1		185
Goldman Sachs Group, Inc. (The)	—	^	179
Moelis & Co., Class A	2		129
Morgan Stanley	2		316
			809
CONSTRUCTION MATERIALS - 1.8%
Amrize Ltd.(3)*	6		290

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
Sysco Corp.	3		210

DISTRIBUTORS - 2.8%
Genuine Parts Co.	2		281
LKQ Corp.	6		175
			456
ELECTRIC UTILITIES - 10.4%
Alliant Energy Corp.	5		316
Evergy, Inc.	4		327
IDACORP, Inc.	2		249
OGE Energy Corp.	9		397
PPL Corp.	12		428
			1,717
ELECTRICAL EQUIPMENT - 1.7%
nVent Electric plc	3		287

ENERGY EQUIPMENT & SERVICES - 1.4%
Schlumberger NV	7		226

ENTERTAINMENT - 1.6%
Warner Music Group Corp., Class A	8		264

FINANCIAL SERVICES - 3.0%
Corebridge Financial, Inc.	10		305
Visa, Inc., Class A	1		185
			490
FOOD PRODUCTS - 5.1%
Kerry Group plc, Class A(1)(2)	3		283
Nestle SA(2)	3		269
	Shares Held		Value
FOOD PRODUCTS (continued)
Tyson Foods, Inc., Class A	5		$283
			835
GAS UTILITIES - 0.6%
UGI Corp.	3		95

HEALTH CARE EQUIPMENT & SUPPLIES - 4.5%
Baxter International, Inc.	8		187
Koninklijke Philips NV(1)(2)	9		253
Medtronic plc	3		296
			736
HEALTH CARE REITS - 1.5%
Universal Health Realty Income Trust	7		256

HOTELS, RESTAURANTS & LEISURE - 2.5%
MGM China Holdings Ltd.(1)(2)	88		189
Vail Resorts, Inc.	1		220
			409
INDUSTRIAL REITS - 0.4%
Lineage, Inc.	2		66

IT SERVICES - 1.4%
Accenture plc, Class A(1)	1		240

LEISURE PRODUCTS - 1.6%
Polaris, Inc.	5		266

MACHINERY - 2.1%
Otis Worldwide Corp.	4		346

MEDIA - 3.5%
Comcast Corp., Class A(4)	11		343
Omnicom Group, Inc.	3		239
			582
OIL, GAS & CONSUMABLE FUELS - 5.1%
Diamondback Energy, Inc.	2		240
EOG Resources, Inc.	3		376
Permian Resources Corp., Class A	17		219
			835
PASSENGER AIRLINES - 2.4%
Ryanair Holdings plc(1)(2)	14		396

PHARMACEUTICALS - 1.7%
Merck & Co., Inc.	3		277

RETAIL REITS - 1.7%
NNN REIT, Inc.	7		281

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.7%
ASML Holding NV(1)(2)	—	^	334
Lam Research Corp.	3		352
NXP Semiconductors NV(1)	1		325
Texas Instruments, Inc.	1		268
			1,279
SPECIALIZED REITS - 4.7%
Lamar Advertising Co., Class A	5		580

60	Artisan Partners Funds

	Shares Held	Value
SPECIALIZED REITS (continued)
Public Storage	1	$195
		775
TOBACCO - 3.0%
Philip Morris International, Inc.(4)	3	497
Total common stocks (Cost $13,888)		15,557

PREFERRED STOCK - 1.7%

BANKS - 1.7%
WaFd, Inc. Series A, 4.88%(3)(5) (Cost $234)	17	281

	Principal Amount
CORPORATE BOND - 1.3%

BROADLINE RETAIL - 1.3%
ANGI Group LLC
3.88%, 8/15/2028(6) (Cost $198)	228	214

	Shares Held
SHORT-TERM INVESTMENT - 5.7%

INVESTMENT COMPANY - 5.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.02%(7)(8) (Cost $937)	937	937

Total investments - 103.0% (Cost $15,257)		16,989

WRITTEN OPTION CONTRACTS - (0.2)% (Premiums received $(35))		(31)

Other assets less liabilities - (2.8%)		(467)

Total net assets - 100.0%#		$16,491

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Accenture plc	Ireland	USD
ASML Holding NV	Netherlands	EUR
Diageo plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Kerry Group plc	Ireland	EUR
Koninklijke Philips NV	Netherlands	EUR
MGM China Holdings Ltd.	Macau	HKD
NXP Semiconductors NV	Netherlands	USD
Ryanair Holdings plc	Ireland	EUR

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,367, or 14.4% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(3)	All or a portion of security is on loan at September 30, 2025.
(4)	At September 30, 2025, all or a portion of this security was pledged to cover collateral requirements for written options.
(5)	Perpetual security. The rate reflected was the rate in effect on September 30, 2025.
(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	Security is partially used as collateral for securities lending. At September 30, 2025, the Fund had loaned securities with a total value of $505. This was collateralized by cash of $521 which was subsequently invested in an investment company.
(8)	Represents the current yield as of September 30, 2025.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$846	5.0%
Consumer Discretionary	1,344	7.9
Consumer Staples	2,633	15.5
Energy	1,062	6.3
Financials	2,892	17.0
Health Care	1,013	6.0
Industrials	1,264	7.4
Information Technology	1,518	8.9
Materials	290	1.7
Real Estate	1,378	8.1
Utilities	1,812	10.7
Short-Term Investment	937	5.5
Total investments	$16,989	100.0%

Artisan Partners Funds	61

WRITTEN OPTION CONTRACTS

Dollar values in thousands except exercise price

Call Options

Number of Contracts‡	Description	Exercise Price ($)	Notional Amount ($)	Expiration Date	Premiums Paid (Received) by Fund ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
1	ASML Holding NV	830.00	83	10/17/25	(3)	(4)	(1)
2	CME Group, Inc.	270.00	54	11/21/25	(2)	(2)	— ^
5	Coca-Cola Co. (The)	72.50	33	02/20/26	(2)	(1)	1
14	Corebridge Financial, Inc.	35.00	45	10/17/25	(2)	— ^	2
4	Lam Research Corp.	140.00	54	12/19/25	(2)	(3)	(1)
10	LKQ Corp.	32.50	31	02/20/26	(3)	(2)	1
103	MGM China Holdings Ltd.(1)	15.00	685	10/30/25	(5)	(9)	(4)
4	nVent Electric plc	100.00	39	12/19/25	(2)	(3)	(1)
5	Philip Morris International, Inc.	175.00	81	11/21/25	(5)	(1)	4
25	Ryanair Holdings plc	26.00	61	12/19/25	(3)	(2)	1
25	Ryanair Holdings plc	28.00	61	12/19/25	(3)	(1)	2
1	Visa, Inc.	380.00	34	12/19/25	(1)	— ^	1
8	Wells Fargo & Co.	85.00	67	11/21/25	(2)	(3)	(1)
Total written option contracts					(35)	(31)	4

(1)	One contract is equal to 400 shares.

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

62	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2025

Dollar values in thousands

	DEVELOPING WORLD	EMERGING MARKETS DEBT OPPORTUNITIES*	FLOATING RATE		FOCUS
ASSETS:
Investments in securities, unaffiliated, at value	$4,205,011	$95,377	$80,083		$1,198,998
Short-term investments, at value	145,124	31,425	2,365		41,549
Total investments	4,350,135	126,802	82,448		1,240,547
Cash	23,497	242	858		10,907
Cash pledged for centrally cleared swap contracts	—	1,357	—		—
Deposits with broker for foreign currency forward contracts	—	3,903	—		—
Deposits with broker for futures contracts	—	644	—		—
Foreign currency	3,025	2,389	—		324
Unrealized appreciation on foreign currency forward contracts	—	1,366	—		308
Receivable from investments sold	11,825	967	6,498		13,633
Receivable from fund shares sold	81,966	441	348		1,061
Swaps contracts, at value	—	—	—		30,954
Receivable from the Adviser	—	8	1		—
Dividends and interest receivable	1,701	1,961	638		369
Other assets	511	11	13		154
Total assets	4,472,660	140,091	90,804		1,298,257
LIABILITIES:
Swap contracts, at value	—	4	—		—
Reverse repurchase agreements	—	180	—		—
Unrealized depreciation on unfunded loan commitments	—	—	1		—
Unrealized depreciation on foreign currency forward contracts	—	580	—		392
Dividends payable	—	—	6		—
Payable for investments purchased	14,470	3,755	4,135		12,489
Payable for fund shares redeemed	73,041	42	282		327
Payable for variation margin on futures contracts	—	4	—		—
Payable for return of cash collateral for foreign currency forward contracts	—	440	—		—
Payable for return of cash collateral for OTC swap contracts	—	—	—		30,810
Payable for variation margin on centrally cleared swap contracts	—	169	—		—
Payable for operating expenses	602	119	121		217
Payable for management fees	605	14	8		169
Payable for deferred director’s compensation	488	10	11		143
Payable for foreign taxes on unrealized gains	14,642	16	—		—
Total liabilities	103,848	5,333	4,564	**	44,547
Total net assets	$4,368,812	$134,758	$86,240		$1,253,710
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,727,166	$131,065	$88,608		$856,665
Total distributable earnings (loss)	1,641,646	3,693	(2,368)		397,045
Total net assets	$4,368,812	$134,758	$86,240		$1,253,710
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$400,910	$10,229	$11,242		$45,863
Advisor Shares	$2,111,047	$50,247	$35,221		$852,211
Institutional Shares	$1,856,855	$74,282	$39,777		$355,636
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	15,858,409	958,991	1,176,285		1,771,735
Advisor Shares	82,409,436	4,714,300	3,687,818		32,605,869
Institutional Shares	71,929,422	6,962,770	4,164,897		13,550,102
Net asset value per share
Investor Shares	$25.28	$10.67	$9.56		$25.89
Advisor Shares	$25.62	$10.66	$9.55		$26.14
Institutional Shares	$25.81	$10.67	$9.55		$26.25
Cost of total investments	$2,469,620	$122,420	$83,082		$831,078
Cost of foreign currency held	$3,019	$2,389	$—		$327

*	Consolidated statement

**	See additional information on commitments within the Schedule of Investments

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	63

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2025 (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY		GLOBAL EQUITY		GLOBAL OPPORTUNITIES	GLOBAL UNCONSTRAINED*
ASSETS:
Investments in securities, unaffiliated, at value	$196,572		$199,505		$1,937,323	$356,150
Repurchase Agreements, at value	—		—		—	61,056
Short-term investments, at value	8,818		81		17,318	109,883
Total investments	205,390		199,586		1,954,641	527,089
Cash	1,927		1,482		21,344	9,012
Cash pledged for centrally cleared swap contracts	—		—		—	18,063
Deposits with broker for foreign currency forward contracts	—		—		—	13,573
Deposits with broker for futures contracts	—		—		—	2,672
Foreign currency	189		765		1,489	7,041
Unrealized appreciation on foreign currency forward contracts	—		—		—	2,823
Receivable from investments sold	—	^	—	^	50,912	3,736
Receivable from fund shares sold	159		289		244	4,178
Receivable for variation margin on futures contracts	—		—		—	499
Receivable for variation margin on centrally cleared swap contracts	—		—		—	118
Receivable from the Adviser	1		1		—	18
Dividends and interest receivable	190		486		1,685	6,194
Other assets	27		28		428	12
Total assets	207,883		202,637		2,030,743	595,028
LIABILITIES:
Swap contracts, at value	—		—		—	204	(1)
Short positions in securities, at value	—		—		—	70,818
Reverse repurchase agreements	—		—		—	8,271
Unrealized depreciation on foreign currency forward contracts	—		—		—	2,931
Payable for investments purchased	884		603		15,213	14,722
Payable for fund shares redeemed	1		50		686	227
Payable for return of cash collateral for foreign currency forward contracts	—		—		—	350
Payable for operating expenses	89		111		390	170
Payable for management fees	27		24		245	64
Payable for deferred director’s compensation	26		27		416	11
Payable for foreign taxes on realized gains	—		—		—	17
Payable for foreign taxes on unrealized gains	—		—		—	14
Total liabilities	1,027		815		16,950	97,799
Total net assets	$206,856		$201,822		$2,013,793	$497,229
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$123,602		$124,812		$1,402,701	$484,768
Total distributable earnings	83,254		77,010		611,092	12,461
Total net assets	$206,856		$201,822		$2,013,793	$497,229
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$30,562		$89,641		$600,562	$25,139
Advisor Shares	$12,648		$19,040		$427,691	$391,579
Institutional Shares	$163,646		$93,141		$985,540	$80,511
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	1,324,369		3,262,922		16,995,622	2,364,320
Advisor Shares	545,282		692,680		11,910,897	36,826,838
Institutional Shares	6,983,569		3,334,930		26,898,211	7,567,971
Net asset value per share
Investor Shares	$23.08		$27.47		$35.34	$10.63
Advisor Shares	$23.20		$27.49		$35.91	$10.63
Institutional Shares	$23.43		$27.93		$36.64	$10.64
Cost of total investments	$147,133		$151,251		$1,392,640	$497,933
Cost of foreign currency held	$190		$763		$1,480	$6,945
Proceeds from short positions in securities	$—		$—		$—	$66,486

*	Consolidated statement
^	Amount rounds to less than $1
(1)	Net of upfront receipts of $56

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2025 (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME		INTERNATIONAL	INTERNATIONAL EXPLORER
ASSETS:
Investments in securities, unaffiliated, at value	$2,616,956	$9,577,318		$5,994,410	$334,331
Investments in securities, affiliated, at value	—	—		—	22,257
Short-term investments, at value	126,361	765,789		134,483	50,351
Total investments	2,743,317	10,343,107		6,128,893	406,939
Cash	15,479	71,430		41,152	340
Foreign currency	4,200	218		19,879	3,894
Unrealized appreciation on foreign currency forward contracts	865	100		—	—
Security lending income receivable	—	8		6	—
Receivable from investments sold	6,957	31,915		34,546	1,852
Receivable from fund shares sold	682	91,656		6,924	520
Dividends and interest receivable	4,583	144,148		19,194	994
Other assets	303	746		983	12
Total assets	2,776,386	10,683,328		6,251,577	414,551
LIABILITIES:
Unrealized depreciation on unfunded loan commitments	—	30		—	—
Unrealized depreciation on foreign currency forward contracts	1,194	197		—	—
Dividends payable	—	17,091		—	—
Payable for investments purchased	—	222,245		34,050	1,025
Payable for fund shares redeemed	1,538	79,248		4,398	1,473
Payable upon return of securities loaned	—	5,819		77,876	—
Payable for operating expenses	352	726		871	97
Payable for management fees	372	939		769	59
Payable for deferred director’s compensation	288	661		951	9
Payable for foreign taxes on unrealized gains	—	—		—	122
Total liabilities	3,744	326,956	*	118,915	2,785
Total net assets	$2,772,642	$10,356,372		$6,132,662	$411,766
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,517,623	$10,552,722		$3,631,726	$357,110
Total distributable earnings (loss)	1,255,019	(196,350)		2,500,936	54,656
Total net assets	$2,772,642	$10,356,372		$6,132,662	$411,766
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$266,704	$707,666		$1,753,671
Advisor Shares	$435,438	$3,678,633		$1,186,978	$259,625
Institutional Shares	$2,070,500	$5,970,073		$3,192,013	$152,141
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	9,686,438	76,327,508			48,506,731
Advisor Shares	15,833,701	397,061,226		32,988,397	18,416,845
Institutional Shares	75,028,313	644,398,804		87,680,798	10,784,475
Net asset value per share
Investor Shares	$27.53	$9.27		$36.15
Advisor Shares	$27.50	$9.26		$35.98	$14.10
Institutional Shares	$27.60	$9.26		$36.40	$14.11
Cost of total investments excluding affiliated issuers	$1,562,723	$10,332,598		$4,660,760	$348,869
Cost of securities of affiliated issuers held	$—	$—		$—	$26,576
Cost of foreign currency held	$4,224	$217		$19,854	$3,897
Value of securities on loan	$—	$5,697		$75,823	$—

*	See additional information on commitments within the Schedule of Investments

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	65

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2025 (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$2,997,589	$29,953,102	$3,727,484		$888,874
Investments in securities, affiliated, at value	—	5,579,995	—		—
Short-term investments, at value	—	5,215,874	42,749		17,379
Total investments	2,997,589	40,748,971	3,770,233		906,253
Cash	18,998	201,885	33,281		9,379
Foreign currency	2,435	92,149	—	^	—
Unrealized appreciation on foreign currency forward contracts	—	7,930	—		—
Security lending income receivable	—	1	—		1
Receivable from investments sold	58,230	110,805	21,829		3,009
Receivable from fund shares sold	4,810	224,708	3,300		237
Dividends and interest receivable	15,503	94,615	533		833
Other assets	427	2,692	650		238
Total assets	3,097,992	41,483,756	3,829,826		919,950
LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	—	19,941	—		—
Payable for investments purchased	143	24,055	5,325		4,350
Payable for fund shares redeemed	42,169	220,345	91,848		2,397
Payable upon return of securities loaned	—	—	—		407
Payable for operating expenses	625	3,857	562		253
Payable for management fees	430	5,156	487		113
Payable for deferred director’s compensation	403	2,485	626		210
Payable for foreign taxes on unrealized gains	—	46,563	—		—
Total liabilities	43,770	322,402	98,848		7,730
Total net assets	$3,054,222	$41,161,354	$3,730,978		$912,220
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,263,488	$27,991,474	$1,932,864		$659,458
Total distributable earnings	790,734	13,169,880	1,798,114		252,762
Total net assets	$3,054,222	$41,161,354	$3,730,978		$912,220
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$135,660	$3,308,486	$982,840		$269,005
Advisor Shares	$827,049	$12,581,441	$502,289		$171,863
Institutional Shares	$2,091,513	$25,271,427	$2,245,849		$471,352
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	6,869,019	60,650,176	25,157,246		17,224,628
Advisor Shares	41,556,800	231,178,839	12,533,856		11,072,782
Institutional Shares	103,817,818	461,893,352	46,738,044		30,321,711
Net asset value per share
Investor Shares	$19.75	$54.55	$39.07		$15.62
Advisor Shares	$19.90	$54.42	$40.07		$15.52
Institutional Shares	$20.15	$54.71	$48.05		$15.55
Cost of total investments excluding affiliated issuers	$2,272,541	$24,028,541	$2,413,225		$693,656
Cost of securities of affiliated issuers held	$—	$5,409,380	$—		$—
Cost of foreign currency held	$2,420	$92,209	$—	^	$—
Value of securities on loan	$—	$—	$—		$403

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2025 (Continued)

Dollar values in thousands

	SELECT EQUITY	SMALL CAP	SUSTAINABLE EMERGING MARKETS	VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$67,408	$1,105,800	$387,751	$309,165
Short-term investments, at value	4,588	—	13,579	7,877
Total investments	71,996	1,105,800	401,330	317,042
Cash	276	5,635	616	1,881
Foreign currency	83	—	478	122
Unrealized appreciation on foreign currency forward contracts	29	—	—	—
Security lending income receivable	—	—	11	—
Receivable from investments sold	390	14,177	71	—
Receivable from fund shares sold	22	316	968	232
Receivable from the Adviser	—	—	15	3
Dividends and interest receivable	30	124	527	806
Other assets	15	262	23	41
Total assets	72,841	1,126,314	404,039	320,127
LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	36	—	—	—
Payable for investments purchased	182	5,311	287	—
Payable for fund shares redeemed	—	1,058	433	199
Payable upon return of securities loaned	—	—	5,308	—
Payable for operating expenses	68	370	102	109
Payable for management fees	7	148	46	32
Payable for deferred director’s compensation	17	255	21	40
Payable for foreign taxes on unrealized gains	—	—	1,200	—
Total liabilities	310	7,142	7,397	380
Total net assets	$72,531	$1,119,172	$396,642	$319,747
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$49,025	$779,293	$434,126	$199,740
Total distributable earnings (loss)	23,506	339,879	(37,484)	120,007
Total net assets	$72,531	$1,119,172	$396,642	$319,747
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$6,809	$446,394	$15,890	$77,027
Advisor Shares	$5,411	$237,928	$176,402	$73,892
Institutional Shares	$60,311	$434,850	$204,350	$168,828
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	372,859	12,095,544	678,171	4,905,361
Advisor Shares	295,599	6,359,720	7,532,556	4,736,088
Institutional Shares	3,313,135	11,330,551	8,560,097	10,812,955
Net asset value per share
Investor Shares	$18.26	$36.91	$23.43	$15.70
Advisor Shares	$18.30	$37.41	$23.42	$15.60
Institutional Shares	$18.20	$38.38	$23.87	$15.61
Cost of total investments	$50,492	$819,604	$295,643	$234,027
Cost of foreign currency held	$82	$—	$478	$122
Value of securities on loan	$—	$—	$4,948	$—

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	67

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2025 (Continued)

Dollar values in thousands

	VALUE INCOME
ASSETS:
Investments in securities, unaffiliated, at value	$16,052
Short-term investments, at value	937
Total investments	16,989
Cash	104
Foreign currency	29
Security lending income receivable	—	^
Receivable from the Adviser	2
Dividends and interest receivable	30
Other assets	11
Total assets	17,165
LIABILITIES:
Written options, at value	31	(1)
Payable for investments purchased	42
Payable upon return of securities loaned	521
Payable for operating expenses	68
Payable for management fees	2
Payable for deferred director’s compensation	10
Total liabilities	674
Total net assets	$16,491
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$14,775
Total distributable earnings	1,716
Total net assets	$16,491
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,015
Advisor Shares	$2,024
Institutional Shares	$13,452
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	93,170
Advisor Shares	185,679
Institutional Shares	1,233,090
Net asset value per share
Investor Shares	$10.89
Advisor Shares	$10.90
Institutional Shares	$10.91
Cost of total investments	$15,257
Cost of foreign currency held	$29
Value of securities on loan	$505

^	Amount rounds to less than $1

(1)	Premiums received $35

The accompanying notes are an integral part of the financial statements.

68	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2025

Dollar values in thousands

	DEVELOPING WORLD	EMERGING MARKETS DEBT OPPORTUNITIES *	FLOATING RATE	FOCUS
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$20,863	$79	$323	$12,272
Interest(2)	1,506	9,438	6,766	268
Foreign dividend tax reclaims	514	—	—	99
Total investment income	22,883	9,517	7,089	12,639
EXPENSES:
Management fees	39,461	726	562	11,174
Transfer agent fees
Investor	900	38	66	117
Advisor	1,680	56	50	680
Institutional	22	19	21	19
Shareholder Communications	69	47	46	61
Custodian fees	214	99	5	50
Accounting fees	84	165	206	78
Professional fees	146	138	87	102
ReFlow fees	—	—	—	199
Registration fees
Investor	23	17	19	18
Advisor	68	19	18	24
Institutional	27	18	17	21
Director’s fees	111	6	6	32
Interest expense	—	1	—	—
Other operating expenses	119	21	16	43
Total operating expenses	42,924	1,370	1,119	12,618
Less amounts waived or paid by the Adviser	—	(275)	(208)	—
Total operating expenses	42,924	1,095	911	12,618
Net investment income (loss)	(20,041)	8,422	6,178	21
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	484,446	23	(371)	103,253
Foreign currency forward contracts	—	(135)	—	(3,945)
Foreign currency related transactions	(89)	(146)	—	(117)
Futures contracts	—	419	—	—
Written options	—	—	—	(3,924)
Swap contracts	—	346	—	(8,581)
Total realized gain (loss)	484,357	507	(371)	86,686
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	240,301	2,525	(27)	128,908
Foreign currency forward contracts	—	648	—	1,421
Foreign currency related transactions	(40)	(51)	—	(3)
Futures contracts	—	24	—	—
Written options	—	—	—	(548)
Swap contracts	—	(675)	—	30,954
Unfunded loan commitments	—	—	— ^	—
Total increase (decrease) in unrealized appreciation or depreciation	240,261	2,471	(27)	160,732
Net gain (loss) on investments and foreign currency related transactions	724,618	2,978	(398)	247,418
Contribution from the Adviser	—	—	—	95
Net increase in net assets resulting from operations	$704,577	$11,400	$5,780	$247,439

(1) Net of foreign taxes withheld on dividends, unaffiliated and/or affiliated issuers	$719	$—	$—	$228
(2) Net of foreign taxes withheld on interest	—	326	—	—
(3) Net of foreign taxes on realized gains	—	(22)	—	—
(4) Net of increase(decrease) in foreign taxes on unrealized gains	7,392	16	—	—

*	Consolidated statement.
^	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	69

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2025 (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY	GLOBAL EQUITY	GLOBAL OPPORTUNITIES	GLOBAL UNCONSTRAINED *
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$1,294	$3,125	$18,251	$743
Interest (2)	84	111	1,478	24,957
Foreign dividend tax reclaims	—	48	380	—
Income from securities lending	10	64	—	— ^
Total investment income	1,388	3,348	20,109	25,700
EXPENSES:
Management fees	2,298	1,581	19,580	2,648
Transfer agent fees
Investor	96	186	1,489	70
Advisor	39	29	473	199
Institutional	21	22	23	27
Shareholder Communications	26	23	60	60
Custodian fees	21	75	78	190
Accounting fees	84	84	84	286
Professional fees	70	76	164	155
ReFlow fees	—	—	719	—
Registration fees
Investor	18	20	20	20
Advisor	18	19	24	68
Institutional	18	18	24	22
Director’s fees	7	6	67	8
Interest expense	—	—	—	166
Dividends on securities sold short	—	—	—	111
Interest on securities sold short	—	—	—	1,020
Other operating expenses	15	16	80	34
Total operating expenses	2,731	2,155	22,885	5,084
Less amounts waived or paid by the Adviser	(30)	(33)	—	(611)
Net expenses	2,701	2,122	22,885	4,473
Net investment income (loss)	(1,313)	1,226	(2,776)	21,227
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	37,578	43,861	434,688	801
Foreign currency forward contracts	—	—	—	(7,680)
Foreign currency related transactions	11	(48)	189	2,451
Futures contracts	—	—	—	(1,919)
Securities sold short	—	—	—	200
Swap contracts	—	—	—	(3,277)
Total realized gain (loss)	37,589	43,813	434,877	(9,424)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	(7,610)	15,874	(248,366)	26,135
Foreign currency forward contracts	—	—	—	284
Foreign currency related transactions	2	40	72	65
Futures contracts	—	—	—	130
Swap contracts	—	—	—	(3,756)
Securities sold short	—	—	—	(3,952)
Total increase (decrease) in unrealized appreciation or depreciation	(7,608)	15,914	(248,294)	18,906
Net gain on investments and foreign currency related transactions	29,981	59,727	186,583	9,482
Contribution from the Adviser	—	—	—	2
Net increase in net assets resulting from operations	$28,668	$60,953	$183,807	$30,709

(1) Net of foreign taxes withheld on dividends, unaffiliated and/or affiliated issuers	$50	$169	$358	$12
(2) Net of foreign taxes withheld on interest	—	—	—	809
(3) Net of foreign taxes on realized gains	—	—	—	(25)
(4) Net of increase(decrease) in foreign taxes on unrealized gains	—	—	—	3

*	Consolidated statement.

^	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

70	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2025 (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	INTERNATIONAL EXPLORER
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$51,886	$31,450	$138,956	$8,927
Dividends, from affiliated issuers	—	—	—	133
Interest	2,986	690,270	6,805	20
Foreign dividend tax reclaims	2,025	—	—	—
Interest from affiliated issuers	—	—	—	366
Income from securities lending	400	524	881	—
Total investment income	57,297	722,244	146,642	9,446
EXPENSES:
Management fees	25,542	62,710	50,292	2,985
Transfer agent fees
Investor	568	1,672	3,489
Advisor	320	3,401	805	178
Institutional	10	12	20	21
Shareholder Communications	46	376	105	34
Custodian fees	103	78	506	50
Accounting fees	84	209	84	84
Professional fees	146	396	138	85
ReFlow fees	111	—	—	—
Registration fees
Investor	23	30	24
Advisor	27	105	63	30
Institutional	24	138	28	22
Director’s fees	75	273	155	7
Other operating expenses	79	283	149	13
Total operating expenses	27,158	69,683	55,858	3,509
Net investment income	30,139	652,561	90,784	5,937
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(2)	191,622	(95,114)	1,158,478	20,821
Investments, from affiliated issuers	—	—	—	(642)
Foreign currency forward contracts	—	(507)	—	—
Foreign currency related transactions	807	49	(674)	5
Total realized gain (loss)	192,429	(95,572)	1,157,804	20,184
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	270,883	175,291	161,937	21,868
Investments, from affiliated issuers	—	—	—	(6,122)
Foreign currency forward contracts	(329)	41	—	—
Foreign currency related transactions	135	44	1,177	1
Unfunded loan commitments	—	(30)	—	—
Total increase in unrealized appreciation or depreciation	270,689	175,346	163,114	15,747
Net gain on investments and foreign currency related transactions	463,118	79,774	1,320,918	35,931
Net increase in net assets resulting from operations	$493,257	$732,335	$1,411,702	$41,868

(1) Net of foreign taxes withheld on dividends, unaffiliated and/or affiliated issuers	$2,785	$—	$8,136	$702
(2) Net of foreign taxes on realized gains	—	—	—	311
(3) Net of increase(decrease) in foreign taxes on unrealized gains	—	—	—	(34)

^	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2025 (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$51,714	$911,383	$10,376	$22,693
Dividends, from affiliated issuers	—	99,346	—	—
Interest	2,760	38,066	1,482	414
Foreign dividend tax reclaims	1,079	21,643	—	—
Income from securities lending	—	6,974	—	4
Total investment income	55,553	1,077,412	11,858	23,111
EXPENSES:
Management fees	40,661	347,416	36,959	9,408
Transfer agent fees
Investor	379	7,476	2,444	688
Advisor	824	11,054	466	213
Institutional	10	16	20	21
Shareholder Communications	461	912	251	88
Custodian fees	333	2,339	47	15
Accounting fees	84	84	62	62
Professional fees	321	1,396	175	60
ReFlow fees	256	120	502	193
Registration fees
Investor	21	36	22	21
Advisor	34	153	24	20
Institutional	64	252	28	22
Director’s fees	123	1,088	118	32
Other operating expenses	207	1,087	115	28
Total operating expenses	43,778	373,429	41,233	10,871
Net investment income (loss)	11,775	703,983	(29,375)	12,240
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(2)	204,290	2,236,543	972,366	169,760
Investments, from affiliated issuers	—	(10,220)	—	—
Foreign currency related transactions	260	12,898	(6)	—
Total realized gain	204,550	2,239,221	972,360	169,760
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	(14,300)	1,186,431	(187,439)	(220,587)
Investments, from affiliated issuers	—	(492,802)	—	—
Foreign currency forward contracts	—	(12,011)	—	—
Foreign currency related transactions	378	1,709	3	—
Total increase (decrease) in unrealized appreciation or depreciation	(13,922)	683,327	(187,436)	(220,587)
Net gain (loss) on investments and foreign currency related transactions	190,628	2,922,548	784,924	(50,827)
Net increase (decrease) in net assets resulting from operations	$202,403	$3,626,531	$755,549	$(38,587)

(1) Net of foreign taxes withheld on dividends, unaffiliated and/or affiliated issuers	$4,095	$71,796	$—	$—
(2) Net of foreign taxes on realized gains	1,692	2,783	—	—
(3) Net of increase(decrease) in foreign taxes on unrealized gains	(1,957)	(52,081)	—	—

^	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

72	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2025 (Continued)

Dollar values in thousands

	SELECT EQUITY	SMALL CAP	SUSTAINABLE EMERGING MARKETS	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$913	$2,181	$5,053	$6,601
Interest	12	610	24	1,342
Foreign dividend tax reclaims	—	—	—	795
Income from securities lending	—	72	22	29
Total investment income	925	2,863	5,099	8,767
EXPENSES:
Management fees	443	11,738	1,898	2,375
Transfer agent fees
Investor	39	1,072	57	197
Advisor	22	222	72	93
Institutional	21	25	18	21
Shareholder Communications	20	55	22	40
Custodian fees	6	19	97	12
Accounting fees	62	62	84	62
Professional fees	45	64	89	72
ReFlow fees	—	149	—	33
Registration fees
Investor	17	20	18	19
Advisor	18	24	18	20
Institutional	17	20	20	20
Director’s fees	6	36	7	10
Other operating expenses	11	46	18	16
Total operating expenses	727	13,552	2,418	2,990
Less amounts waived or paid by the Adviser	(81)	—	(128)	(164)
Net expenses	646	13,552	2,290	2,826
Net investment income (loss)	279	(10,689)	2,809	5,941
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(2)	2,566	236,974	3,630	56,511
Foreign currency related transactions	3	—	(47)	12
Total realized gain	2,569	236,974	3,583	56,523
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	7,158	(167,442)	63,026	(36,526)
Foreign currency forward contracts	(7)	—	—	—
Foreign currency related transactions	1	—	(1)	31
Total increase (decrease) in unrealized appreciation or depreciation	7,152	(167,442)	63,025	(36,495)
Net gain on investments and foreign currency related transactions	9,721	69,532	66,608	20,028
Net increase in net assets resulting from operations	$10,000	$58,843	$69,417	$25,969

(1) Net of foreign taxes withheld on dividends, unaffiliated and/or affiliated issuers	$18	$27	$522	$182
(2) Net of foreign taxes on realized gains	—	—	152	—
(3) Net of increase(decrease) in foreign taxes on unrealized gains	—	—	(30)	—

^	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	73

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2025 (Continued)

Dollar values in thousands

VALUE INCOME
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$508
Interest	60
Income from securities lending	2
Total investment income	570
EXPENSES:
Management fees	113
Transfer agent fees
Investor	40
Advisor	23
Institutional	21
Shareholder Communications	22
Custodian fees	9
Accounting fees	77
Professional fees	62
Registration fees
Investor	17
Advisor	17
Institutional	17
Director’s fees	6
Other operating expenses	9
Total operating expenses	433
Less amounts waived or paid by the Adviser	(260)
Net expenses	173
Net investment income	397
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	256
Foreign currency related transactions	(2)
Written options	22
Total realized gain	276
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(104)
Foreign currency related transactions	1
Written options	9
Total decrease in unrealized appreciation or depreciation	(94)
Net gain on investments and foreign currency related transactions	182
Net increase in net assets resulting from operations	$579

(1) Net of foreign taxes withheld on dividends, unaffiliated and/or affiliated issuers	$5

^	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

74	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD		EMERGING MARKETS DEBT OPPORTUNITIES*
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$(20,041)	$(13,904)	$8,422	$4,474
Net realized gain (loss) on:
Investments, from unaffiliated issuers	484,446	212,756	23	1,088
Foreign currency forward contracts	—	(1)	(135)	(316)
Foreign currency related transactions	(89)	(211)	(146)	(135)
Securities sold short	—	—	—	— ^
Futures contracts	—	—	419	(614)
Swap contracts	—	—	346	(513)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	240,301	932,085	2,525	2,479
Foreign currency forward contracts	—	1	648	407
Foreign currency related transactions	(40)	44	(51)	46
Securities sold short	—	—	—	(6)
Futures contracts	—	—	24	(218)
Swap contracts	—	—	(675)	777
Net increase in net assets resulting from operations	704,577	1,130,770	11,400	7,469
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	—	(504)	(397)
Advisor Shares	—	—	(2,781)	(1,792)
Institutional Shares	—	—	(5,213)	(3,582)
Total distributions to shareholders	—	—	(8,498)	(5,771)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	56,520	(332,403)	56,267	37,582
Total increase in net assets	761,097	798,367	59,169	39,280
Net assets, beginning of year	3,607,715	2,809,348	75,589	36,309
Net assets, end of year	$4,368,812	$3,607,715	$134,758	$75,589

*	Consolidated statement
^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	75

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	FLOATING RATE		FOCUS
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income	$6,178	$6,304	$21	$1,685
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(371)	(1,196)	103,253	153,029
Foreign currency forward contracts	—	—	(3,945)	2,947
Foreign currency related transactions	—	—	(117)	31
Written options	—	—	(3,924)	(21,741)
Swap contracts	—	—	(8,581)	—
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(27)	395	128,908	228,085
Foreign currency forward contracts	—	—	1,421	(3,219)
Foreign currency related transactions	—	—	(3)	2
Written options	—	—	(548)	543
Swap contracts	—	—	30,954	—
Unfunded loan commitments	— ^	(1)	—	—
Contribution from the Adviser	—	—	95	—
Net increase in net assets resulting from operations	5,780	5,502	247,439	361,362
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(1,379)	(1,042)	(4,815)	—
Advisor Shares	(2,122)	(2,036)	(78,437)	—
Institutional Shares	(2,562)	(2,964)	(37,595)	—
Total distributions to shareholders	(6,063)	(6,042)	(120,847)	—
Tax return of capital:
Advisor Shares	—	(81)	—	—
Institutional Shares	—	(117)	—	—
Investor Shares	—	(41)	—	—
Total return of capital	—	(239)	—	—
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	13,708	21,429	(33,979)	(122,196)
Total increase in net assets	13,425	20,650	92,708	239,166
Net assets, beginning of year	72,815	52,165	1,161,002	921,836
Net assets, end of year	$86,240	$72,815	$1,253,710	$1,161,002

The accompanying notes are an integral part of the financial statements.

76	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY		GLOBAL EQUITY
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$(1,313)	$(1,252)	$1,226	$457
Net realized gain (loss) on:
Investments, from unaffiliated issuers	37,578	31,510	43,861	19,359
Foreign currency related transactions	11	32	(48)	(1)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(7,610)	19,344	15,874	26,670
Foreign currency related transactions	2	5	40	44
Net increase in net assets resulting from operations	28,668	49,639	60,953	46,529
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(281)	—	(6,881)	(630)
Advisor Shares	(143)	—	(520)	(47)
Institutional Shares	(1,664)	—	(10,398)	(1,114)
Total distributions to shareholders	(2,088)	—	(17,799)	(1,791)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(63,119)	(25,815)	(22,828)	(49,304)
Total increase (decrease) in net assets	(36,539)	23,824	20,326	(4,566)
Net assets, beginning of year	243,395	219,571	181,496	186,062
Net assets, end of year	$206,856	$243,395	$201,822	$181,496

	GLOBAL OPPORTUNITIES		GLOBAL UNCONSTRAINED*
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$(2,776)	$(7,568)	$21,227	$5,520
Net realized gain (loss) on:
Investments, from unaffiliated issuers	434,688	742,723	801	1,235
Foreign currency forward contracts	—	—	(7,680)	(355)
Foreign currency related transactions	189	208	2,451	(304)
Securities sold short	—	—	200	(94)
Futures contracts	—	—	(1,919)	(889)
Swap contracts	—	—	(3,277)	(921)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(248,366)	5,691	26,135	3,752
Foreign currency forward contracts	—	—	284	(277)
Foreign currency related transactions	72	56	65	147
Securities sold short	—	—	(3,952)	(469)
Futures contracts	—	—	130	(350)
Swap contracts	—	—	(3,756)	(820)
Contribution from the Adviser	—	—	2	—
Net increase in net assets resulting from operations	183,807	741,110	30,709	6,175
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(73,932)	(16,515)	(1,127)	(327)
Advisor Shares	(53,701)	(11,043)	(12,029)	(3,527)
Institutional Shares	(137,227)	(35,857)	(3,266)	(2,140)
Total distributions to shareholders	(264,860)	(63,415)	(16,422)	(5,994)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(462,158)	(737,836)	364,571	70,917
Total increase (decrease) in net assets	(543,211)	(60,141)	378,860	71,098
Net assets, beginning of year	2,557,004	2,617,145	118,369	47,271
Net assets, end of year	$2,013,793	$2,557,004	$497,229	$118,369

*	Consolidated statement

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL VALUE		HIGH INCOME
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income	$30,139	$30,939	$652,561	$619,195
Net realized gain (loss) on:
Investments, from unaffiliated issuers	191,622	97,092	(95,114)	(34,521)
Foreign currency forward contracts	—	—	(507)	(154)
Foreign currency related transactions	807	348	49	5
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	270,883	454,003	175,291	536,385
Foreign currency forward contracts	(329)	—	41	(112)
Foreign currency related transactions	135	239	44	5
Unfunded loan commitments	—	—	(30)	9
Net increase in net assets resulting from operations	493,257	582,621	732,335	1,120,812
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(11,535)	(6,088)	(45,107)	(49,559)
Advisor Shares	(17,630)	(8,466)	(245,402)	(253,878)
Institutional Shares	(98,824)	(52,295)	(360,413)	(315,660)
Total distributions to shareholders	(127,989)	(66,849)	(650,922)	(619,097)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(102,410)	(57,705)	1,449,621	1,164,556
Total increase in net assets	262,858	458,067	1,531,034	1,666,271
Net assets, beginning of year	2,509,784	2,051,717	8,825,338	7,159,067
Net assets, end of year	$2,772,642	$2,509,784	$10,356,372	$8,825,338

	INTERNATIONAL		INTERNATIONAL EXPLORER
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income	$90,784	$45,918	$5,937	$1,288
Net realized gain (loss) on:
Investments, from unaffiliated issuers	1,158,478	418,724	20,821	2,474
Investments, from affiliated issuers	—	—	(642)	—
Foreign currency related transactions	(674)	(37)	5	21
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	161,937	715,754	21,868	14,812
Investments, from affiliated issuers	—	—	(6,122)	3,329
Foreign currency related transactions	1,177	1,641	1	3
Net increase in net assets resulting from operations	1,411,702	1,182,000	41,868	21,927
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(133,002)	(27,670)	—	—
Advisor Shares	(79,291)	(16,210)	(3,347)	(842)
Institutional Shares	(259,564)	(56,844)	(1,287)	(778)
Total distributions to shareholders	(471,857)	(100,724)	(4,634)	(1,620)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(94,110)	(680,964)	215,383	63,153
Total increase in net assets	845,735	400,312	252,617	83,460
Net assets, beginning of year	5,286,927	4,886,615	159,149	75,689
Net assets, end of year	$6,132,662	$5,286,927	$411,766	$159,149

The accompanying notes are an integral part of the financial statements.

78	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID		INTERNATIONAL VALUE
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income	$11,775	$9,069	$703,983	$512,379
Net realized gain (loss) on:
Investments, from unaffiliated issuers	204,290	200,231	2,236,543	1,076,374
Investments, from affiliated issuers	—	(280)	(10,220)	3,001
Foreign currency related transactions	260	358	12,898	3,010
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(14,300)	525,460	1,186,431	5,940,606
Investments, from affiliated issuers	—	53,485	(492,802)	89,591
Foreign currency forward contracts	—	—	(12,011)	—
Foreign currency related transactions	378	332	1,709	4,498
Net increase in net assets resulting from operations	202,403	788,655	3,626,531	7,629,459
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(1,570)	—	(124,846)	(105,512)
Advisor Shares	(9,470)	(31)	(465,063)	(354,826)
Institutional Shares	(31,492)	(2,174)	(967,163)	(798,550)
Total distributions to shareholders	(42,532)	(2,205)	(1,557,072)	(1,258,888)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(1,853,130)	(118,697)	2,874,955	1,705,622
Total increase (decrease) in net assets	(1,693,259)	667,753	4,944,414	8,076,193
Net assets, beginning of year	4,747,481	4,079,728	36,216,940	28,140,747
Net assets, end of year	$3,054,222	$4,747,481	$41,161,354	$36,216,940

	MID CAP		MID CAP VALUE
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$(29,375)	$(34,810)	$12,240	$10,231
Net realized gain (loss) on:
Investments, from unaffiliated issuers	972,366	598,564	169,760	155,161
Foreign currency related transactions	(6)	(9)	—	—
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(187,439)	127,557	(220,587)	53,400
Foreign currency related transactions	3	5	—	—
Net increase (decrease) in net assets resulting from operations	755,549	691,307	(38,587)	218,792
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(156,822)	—	(13,106)	(57,449)
Advisor Shares	(77,709)	—	(8,513)	(39,705)
Institutional Shares	(278,151)	—	(24,801)	(87,696)
Total distributions to shareholders	(512,682)	—	(46,420)	(184,850)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(816,685)	(862,606)	(177,272)	(6,330)
Total increase (decrease) in net assets	(573,818)	(171,299)	(262,279)	27,612
Net assets, beginning of year	4,304,796	4,476,095	1,174,499	1,146,887
Net assets, end of year	$3,730,978	$4,304,796	$912,220	$1,174,499

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SELECT EQUITY		SMALL CAP
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$279	$293	$(10,689)	$(14,094)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	2,566	1,106	236,974	357,340
Foreign currency related transactions	3	1	—	—
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	7,158	10,915	(167,442)	(7,256)
Foreign currency forward contracts	(7)	—	—	—
Foreign currency related transactions	1	— ^	—	—
Net increase in net assets resulting from operations	10,000	12,315	58,843	335,990
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(37)	(13)	(24,495)	—
Advisor Shares	(21)	(9)	(13,874)	—
Institutional Shares	(662)	(228)	(26,327)	—
Total distributions to shareholders	(720)	(250)	(64,696)	—
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	11,138	3,045	(267,734)	(567,892)
Total increase (decrease) in net assets	20,418	15,110	(273,587)	(231,902)
Net assets, beginning of year	52,113	37,003	1,392,759	1,624,661
Net assets, end of year	$72,531	$52,113	$1,119,172	$1,392,759

	SUSTAINABLE EMERGING MARKETS		VALUE
	Year Ended 9/30/2025	Year Ended 9/30/2024	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income	$2,809	$1,936	$5,941	$4,517
Net realized gain (loss) on:
Investments, from unaffiliated issuers	3,630	(2,272)	56,511	29,702
Foreign currency related transactions	(47)	(24)	12	63
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	63,026	32,093	(36,526)	37,452
Foreign currency related transactions	(1)	8	31	8
Net increase in net assets resulting from operations	69,417	31,741	25,969	71,742
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(171)	(60)	(5,699)	(4,354)
Advisor Shares	(544)	(202)	(6,079)	(4,951)
Institutional Shares	(1,228)	(363)	(11,930)	(7,352)
Total distributions to shareholders	(1,943)	(625)	(23,708)	(16,657)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	159,813	42,737	(31,070)	(2,231)
Total increase (decrease) in net assets	227,287	73,853	(28,809)	52,854
Net assets, beginning of year	169,355	95,502	348,556	295,702
Net assets, end of year	$396,642	$169,355	$319,747	$348,556

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

80	Artisan Partners Funds

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Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	VALUE INCOME
	Year Ended 9/30/2025	Year Ended 9/30/2024
OPERATIONS:
Net investment income	$397	$417
Net realized gain (loss) on:
Investments, from unaffiliated issuers	256	191
Foreign currency related transactions	(2)	2
Written options	22	29
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(104)	2,598
Foreign currency related transactions	1	— ^
Written options	9	(7)
Net increase in net assets resulting from operations	579	3,230
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(22)	(25)
Advisor Shares	(50)	(55)
Institutional Shares	(316)	(318)
Total distributions to shareholders	(388)	(398)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(86)	2,468
Total increase in net assets	105	5,300
Net assets, beginning of year	16,386	11,086
Net assets, end of year	$16,491	$16,386

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	81

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD
Investor Shares
9/30/2025	$21.16	(0.16)	4.28	4.12	—	—	—	$25.28	19.47%	$400,910	1.29%	n/a		(0.70)%	77.88%
9/30/2024	$14.84	(0.11)	6.43	6.32	—	—	—	$21.16	42.59%	$348,562	1.31%	n/a		(0.64)%	60.10%
9/30/2023	$12.12	(0.11)	2.85	2.74	(0.02)	—	(0.02)	$14.84	22.60%	$281,835	1.30%	n/a		(0.74)%	67.53%
9/30/2022	$25.55	(0.17)	(11.19)	(11.36)	—	(2.07)	(2.07)	$12.12	(48.39)%	$349,016	1.28%	n/a		(0.92)%	87.26%
9/30/2021	$22.98	(0.29)	3.97	3.68	—	(1.11)	(1.11)	$25.55	16.15%	$899,701	1.26%	n/a		(1.09)%	126.20%
Advisor Shares
9/30/2025	$21.41	(0.12)	4.33	4.21	—	—	—	$25.62	19.72%	$2,111,047	1.13%	n/a		(0.54)%	77.88%
9/30/2024	$14.98	(0.08)	6.51	6.43	—	—	—	$21.41	42.86%	$1,716,768	1.13%	n/a		(0.46)%	60.10%
9/30/2023	$12.25	(0.08)	2.86	2.78	(0.05)	—	(0.05)	$14.98	22.80%	$1,318,082	1.13%	n/a		(0.56)%	67.53%
9/30/2022	$25.77	(0.14)	(11.31)	(11.45)	—	(2.07)	(2.07)	$12.25	(48.32)%	$1,620,067	1.11%	n/a		(0.75)%	87.26%
9/30/2021	$23.13	(0.24)	3.99	3.75	—	(1.11)	(1.11)	$25.77	16.35%	$4,648,125	1.09%	n/a		(0.92)%	126.20%
Institutional Shares
9/30/2025	$21.55	(0.11)	4.37	4.26	—	—	—	$25.81	19.81%	$1,856,855	1.04%	n/a		(0.45)%	77.88%
9/30/2024	$15.07	(0.07)	6.55	6.48	—	—	—	$21.55	43.00%	$1,542,385	1.05%	n/a		(0.38)%	60.10%
9/30/2023	$12.33	(0.07)	2.88	2.81	(0.07)	—	(0.07)	$15.07	22.88%	$1,209,431	1.05%	n/a		(0.48)%	67.53%
9/30/2022	$25.90	(0.12)	(11.38)	(11.50)	—	(2.07)	(2.07)	$12.33	(48.27)%	$1,282,523	1.03%	n/a		(0.66)%	87.26%
9/30/2021	$23.22	(0.22)	4.01	3.79	—	(1.11)	(1.11)	$25.90	16.46%	$3,178,364	1.00%	n/a		(0.83)%	126.20%

EMERGING MARKETS DEBT OPPORTUNITIES
Investor Shares
9/30/2025	$10.43	0.89	0.26	1.15	(0.80)	(0.11)	(0.91)	$10.67	11.57%	$10,229	1.26%*	2.23	%*	8.57%	91.58%
9/30/2024	$10.14	0.79	0.60	1.39	(0.89)	(0.21)	(1.10)	$10.43	14.60%	$3,744	1.28%*	3.22	%*	7.67%	101.04%
9/30/2023	$9.60	0.68	0.81	1.49	(0.72)	(0.23)	(0.95)	$10.14	16.01%	$2,646	1.30%*	8.04	%*	6.64%	147.67%
4/7/2022 (commencement) - 9/30/2022	$10.00	0.24	(0.41)	(0.17)	(0.23)	—	(0.23)	$9.60	(1.72)%	$88	1.25%	170.55%		5.07%	38.16%
Advisor Shares
9/30/2025	$10.42	0.90	0.26	1.16	(0.81)	(0.11)	(0.92)	$10.66	11.70%	$50,247	1.16%*	1.48	%*	8.67%	91.58%
9/30/2024	$10.14	0.80	0.59	1.39	(0.90)	(0.21)	(1.11)	$10.42	14.61%	$24,074	1.18%*	1.85	%*	7.82%	101.04%
9/30/2023	$9.60	0.70	0.80	1.50	(0.73)	(0.23)	(0.96)	$10.14	—	$9,466	1.20%*	2.99	%*	6.80%	147.67%
4/7/2022 (commencement) - 9/30/2022	$10.00	0.24	(0.41)	(0.17)	(0.23)	—	(0.23)	$9.60	(1.78)%	$433	1.15%	28.37%		5.02%	38.16%
Institutional Shares
9/30/2025	$10.43	0.91	0.25	1.16	(0.81)	(0.11)	(0.92)	$10.67	11.74%	$74,282	1.11%*	1.30	%*	8.73%	91.58%
9/30/2024	$10.15	0.81	0.59	1.40	(0.91)	(0.21)	(1.12)	$10.43	14.68%	$47,771	1.13%*	1.64	%*	7.91%	101.04%
9/30/2023	$9.60	0.71	0.81	1.52	(0.74)	(0.23)	(0.97)	$10.15	—	$24,197	1.13%*	1.97	%*	6.99%	147.67%
4/7/2022 (commencement) - 9/30/2022	$10.00	0.23	(0.39)	(0.16)	(0.24)	—	(0.24)	$9.60	(1.65)%	$20,678	1.10%	1.57%		4.84%	38.16%

82	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

							Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Contribution from Adviser		Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
FLOATING RATE
Investor Shares
9/30/2025	$9.58	0.70	(0.03)	—		0.67	(0.69)	—	—	(0.69)	$9.56	7.25%	$11,242	1.20%	1.55%	7.33%	92.03%
9/30/2024	$9.68	0.84	(0.09)	—		0.75	(0.82)	—	(0.03)	(0.85)	$9.58	8.09%	$12,805	1.20%	1.78%	8.76%	72.77%
9/30/2023	$9.30	0.82	0.38	—		1.20	(0.82)	—	—	(0.82)	$9.68	12.97%	$5,590	1.20%	2.74%	8.63%	76.50%
12/1/2021 (commencement) - 9/30/2022	$10.00	0.32	(0.72)	—		(0.40)	(0.30)	—	—	(0.30)	$9.30	(4.17)%	$2,451	1.20%	7.19%	4.02%	48.90%
Advisor Shares
9/30/2025	$9.58	0.71	(0.04)	—		0.67	(0.70)	—	—	(0.70)	$9.55	7.37%	$35,221	1.10%	1.36%	7.50%	92.03%
9/30/2024	$9.68	0.85	(0.09)	—		0.76	(0.83)	—	(0.03)	(0.86)	$9.58	8.09%	$24,111	1.10%	1.45%	8.89%	72.77%
9/30/2023	$9.30	0.82	0.40	—		1.22	(0.84)	—	—	(0.84)	$9.68	13.09%	$18,031	1.10%	1.57%	8.66%	76.50%
12/1/2021 (commencement) - 9/30/2022	$10.00	0.33	(0.72)	—		(0.39)	(0.31)	—	—	(0.31)	$9.30	(4.09)%	$16,705	1.10%	1.61%	4.16%	48.90%
Institutional Shares
9/30/2025	$9.58	0.72	(0.05)	—		0.67	(0.70)	—	—	(0.70)	$9.55	7.43%	$39,777	1.05%	1.24%	7.54%	92.03%
9/30/2024	$9.68	0.86	(0.09)	—		0.77	(0.84)	—	(0.03)	(0.87)	$9.58	8.15%	$35,899	1.05%	1.27%	8.95%	72.77%
9/30/2023	$9.30	0.82	0.40	—		1.22	(0.84)	—	—	(0.84)	$9.68	13.15%	$28,544	1.05%	1.36%	8.73%	76.50%
12/1/2021 (commencement) - 9/30/2022	$10.00	0.33	(0.72)	—		(0.39)	(0.31)	—	—	(0.31)	$9.30	(4.07)%	$28,077	1.05%	1.27%	4.10%	48.90%

FOCUS
Investor Shares
9/30/2025	$23.63	(0.05)	5.09	—	(5)	5.04	—	(2.78)	—	(2.78)	$25.89	23.44%	$45,863	1.36%	n/a	(0.23)%	245.77%
9/30/2024	$16.43	— (5)	7.20	—		7.20	—	—	—	—	$23.63	43.76%	$42,763	1.29%	n/a	0.02%	401.50%
9/30/2023	$15.19	(0.02)	1.31	—		1.29	(0.05)	—	—	(0.05)	$16.43	8.57%	$47,959	1.30%	n/a	(0.14)%	271.28%
9/30/2022	$22.30	(0.06)	(3.61)	—		(3.67)	—	(3.44)	—	(3.44)	$15.19	(20.76)%	$237,102	1.24%	n/a	(0.31)%	240.40%
9/30/2021	$18.34	(0.11)	4.73	—		4.62	—	(0.66)	—	(0.66)	$22.30	25.70%	$340,450	1.25%	n/a	(0.52)%	316.74%
Advisor Shares
9/30/2025	$23.79	(0.01)	5.14	—	(5)	5.13	—	(2.78)	—	(2.78)	$26.14	23.68%	$852,211	1.14%	n/a	(0.03)%	245.77%
9/30/2024	$16.52	0.03	7.24	—		7.27	—	—	—	—	$23.79	43.95%	$677,071	1.14%	n/a	0.13%	401.50%
9/30/2023	$15.25	0.01	1.34	—		1.35	(0.08)	—	—	(0.08)	$16.52	8.83%	$517,439	1.12%	n/a	0.06%	271.28%
9/30/2022	$22.36	(0.03)	(3.64)	—		(3.67)	—	(3.44)	—	(3.44)	$15.25	(20.60)%	$817,890	1.10%	n/a	(0.17)%	240.40%
9/30/2021	$18.36	(0.08)	4.74	—		4.66	—	(0.66)	—	(0.66)	$22.36	25.84%	$1,219,909	1.10%	n/a	(0.36)%	316.74%
Institutional Shares
9/30/2025	$23.87	0.02	5.15	—	(5)	5.17	(0.01)	(2.78)	—	(2.79)	$26.25	23.81%	$355,636	1.06%	n/a	0.10%	245.77%
9/30/2024	$16.56	0.05	7.26	—		7.31	—	—	—	—	$23.87	44.08%	$441,168	1.05%	n/a	0.24%	401.50%
9/30/2023	$15.30	0.03	1.33	—		1.36	(0.10)	—	—	(0.10)	$16.56	8.94%	$356,438	1.03%	n/a	0.15%	271.28%
9/30/2022	$22.40	(0.02)	(3.64)	—		(3.66)	—	(3.44)	—	(3.44)	$15.30	(20.56)%	$553,450	1.01%	n/a	(0.08)%	240.40%
9/30/2021	$18.37	(0.06)	4.75	—		4.69	—	(0.66)	—	(0.66)	$22.40	25.93%	$738,016	1.01%	n/a	(0.27)%	316.74%

Artisan Partners Funds	83

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL DISCOVERY
Investor Shares
9/30/2025	$20.61	(0.17)	2.82	2.65	—	(0.18)	(0.18)	$23.08	12.92%	$30,562	1.40%	1.43%	(0.80)%	67.34%
9/30/2024	$16.53	(0.15)	4.23	4.08	—	—	—	$20.61	24.68%	$33,480	1.40%	1.44%	(0.80)%	58.22%
9/30/2023	$14.15	(0.12)	2.50	2.38	—	—	—	$16.53	16.82%	$32,117	1.40%	1.43%	(0.76)%	50.02%
9/30/2022	$23.07	(0.17)	(7.02)	(7.19)	—	(1.73)	(1.73)	$14.15	(33.87)%	$36,925	1.38%	n/a	(0.91)%	59.23%
9/30/2021	$18.40	(0.20)	5.27	5.07	—	(0.40)	(0.40)	$23.07	27.93%	$63,547	1.38%	n/a	(0.96)%	47.02%
Advisor Shares
9/30/2025	$20.70	(0.15)	2.83	2.68	—	(0.18)	(0.18)	$23.20	13.01%	$12,648	1.30%	1.43%	(0.70)%	67.34%
9/30/2024	$16.58	(0.13)	4.25	4.12	—	—	—	$20.70	24.85%	$18,701	1.30%	1.41%	(0.70)%	58.22%
9/30/2023	$14.18	(0.10)	2.50	2.40	—	—	—	$16.58	16.93%	$17,886	1.30%	1.41%	(0.61)%	50.02%
9/30/2022	$23.09	(0.16)	(7.02)	(7.18)	—	(1.73)	(1.73)	$14.18	(33.79)%	$13,438	1.30%	1.41%	(0.84)%	59.23%
9/30/2021	$18.41	(0.19)	5.27	5.08	—	(0.40)	(0.40)	$23.09	27.97%	$19,954	1.30%	1.40%	(0.88)%	47.02%
Institutional Shares
9/30/2025	$20.86	(0.11)	2.86	2.75	—	(0.18)	(0.18)	$23.43	13.25%	$163,646	1.09%	n/a	(0.50)%	67.34%
9/30/2024	$16.68	(0.09)	4.27	4.18	—	—	—	$20.86	25.06%	$191,214	1.09%	n/a	(0.49)%	58.22%
9/30/2023	$14.25	(0.07)	2.52	2.45	(0.02)	—	(0.02)	$16.68	17.19%	$169,568	1.09%	n/a	(0.42)%	50.02%
9/30/2022	$23.15	(0.11)	(7.06)	(7.17)	—	(1.73)	(1.73)	$14.25	(33.65)%	$182,038	1.06%	n/a	(0.58)%	59.23%
9/30/2021	$18.41	(0.14)	5.28	5.14	—	(0.40)	(0.40)	$23.15	28.30%	$270,640	1.08%	n/a	(0.63)%	47.02%

GLOBAL EQUITY
Investor Shares
9/30/2025	$21.41	0.13	8.08	8.21	(0.15)	(2.00)	(2.15)	$27.47	42.50%	$89,641	1.35%	n/a	0.57%	187.11%
9/30/2024	$16.48	0.02	5.07	5.09	(0.16)	—	(0.16)	$21.41	31.12%	$74,466	1.35%	n/a	0.11%	136.55%
9/30/2023	$14.19	0.07	2.36	2.43	(0.14)	—	(0.14)	$16.48	17.16%	$66,468	1.30%	n/a	0.40%	131.91%
9/30/2022	$24.46	0.06	(6.59)	(6.53)	—	(3.74)	(3.74)	$14.19	(31.48)%	$66,270	1.28%	n/a	0.33%	92.81%
9/30/2021	$23.03	(0.11)	4.33	4.22	—	(2.79)	(2.79)	$24.46	19.70%	$151,122	1.26%	n/a	(0.47)%	119.10%
Advisor Shares
9/30/2025	$21.42	0.14	8.11	8.25	(0.18)	(2.00)	(2.18)	$27.49	42.71%	$19,040	1.25%	1.67%	0.60%	187.11%
9/30/2024	$16.49	0.04	5.06	5.10	(0.17)	—	(0.17)	$21.42	31.20%	$4,387	1.25%	2.09%	0.21%	136.55%
9/30/2023	$14.19	0.08	2.37	2.45	(0.15)	—	(0.15)	$16.49	17.26%	$4,462	1.25%	1.79%	0.46%	131.91%
9/30/2022	$24.46	0.03	(6.56)	(6.53)	—	(3.74)	(3.74)	$14.19	(31.48)%	$4,027	1.25%	1.61%	0.14%	92.81%
9/30/2021	$23.04	(0.11)	4.32	4.21	—	(2.79)	(2.79)	$24.46	19.64%	$14,273	1.25%	1.62%	(0.46)%	119.10%
Institutional Shares
9/30/2025	$21.74	0.18	8.22	8.40	(0.21)	(2.00)	(2.21)	$27.93	42.86%	$93,141	1.10%	n/a	0.80%	187.11%
9/30/2024	$16.73	0.07	5.15	5.22	(0.21)	—	(0.21)	$21.74	31.47%	$102,643	1.09%	n/a	0.37%	136.55%
9/30/2023	$14.40	0.11	2.41	2.52	(0.19)	—	(0.19)	$16.73	17.52%	$115,132	1.04%	n/a	0.67%	131.91%
9/30/2022	$24.72	0.13	(6.71)	(6.58)	—	(3.74)	(3.74)	$14.40	(31.34)%	$105,954	1.04%	n/a	0.72%	92.81%
9/30/2021	$23.21	(0.06)	4.36	4.30	—	(2.79)	(2.79)	$24.72	19.91%	$168,343	1.05%	n/a	(0.24)%	119.10%

84	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

							Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Contribution from Adviser		Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL OPPORTUNITIES
Investor Shares
9/30/2025	$36.12	(0.09)	3.23	—		3.14	—	(3.92)	(3.92)	$35.34	9.48%	$600,562	1.18%		n/a		(0.26)%	68.63%
9/30/2024	$28.01	(0.14)	8.96	—		8.82	—	(0.71)	(0.71)	$36.12	32.13%	$707,994	1.18%		n/a		(0.44)%	52.39%
9/30/2023	$24.32	(0.08)	3.77	—		3.69	—	—	—	$28.01	15.17%	$680,672	1.14%		n/a		(0.28)%	34.14%
9/30/2022	$39.09	(0.08)	(10.71)	—		(10.79)	—	(3.98)	(3.98)	$24.32	(31.13)%	$782,904	1.14%		n/a		(0.26)%	37.32%
9/30/2021	$34.89	(0.10)	6.70	—		6.60	—	(2.40)	(2.40)	$39.09	19.89%	$1,514,576	1.13%		n/a		(0.27)%	44.44%
Advisor Shares
9/30/2025	$36.60	(0.05)	3.28	—		3.23	—	(3.92)	(3.92)	$35.91	9.61%	$427,691	1.05%		n/a		(0.14)%	68.63%
9/30/2024	$28.34	(0.10)	9.07	—		8.97	—	(0.71)	(0.71)	$36.60	32.28%	$517,357	1.05%		n/a		(0.30)%	52.39%
9/30/2023	$24.57	(0.05)	3.82	—		3.77	—	—	—	$28.34	15.34%	$466,663	1.01%		n/a		(0.16)%	34.14%
9/30/2022	$39.40	(0.04)	(10.81)	—		(10.85)	—	(3.98)	(3.98)	$24.57	(31.03)%	$625,332	1.00%		n/a		(0.13)%	37.32%
9/30/2021	$35.10	(0.05)	6.75	—		6.70	—	(2.40)	(2.40)	$39.40	20.07%	$1,253,950	0.99%		n/a		(0.12)%	44.44%
Institutional Shares
9/30/2025	$37.23	(0.01)	3.34	—		3.33	—	(3.92)	(3.92)	$36.64	9.73%	$985,540	0.95%		n/a		(0.04)%	68.63%
9/30/2024	$28.78	(0.07)	9.23	—		9.16	—	(0.71)	(0.71)	$37.23	32.45%	$1,331,653	0.94%		n/a		(0.21)%	52.39%
9/30/2023	$24.93	(0.01)	3.86	—		3.85	—	—	—	$28.78	15.44%	$1,469,810	0.91%		n/a		(0.05)%	34.14%
9/30/2022	$39.89	(0.01)	(10.97)	—		(10.98)	—	(3.98)	(3.98)	$24.93	(30.97)%	$1,765,829	0.90%		n/a		(0.03)%	37.32%
9/30/2021	$35.47	(0.01)	6.83	—		6.82	—	(2.40)	(2.40)	$39.89	20.20%	$2,970,987	0.89%		n/a		(0.03)%	44.44%

GLOBAL UNCONSTRAINED
Investor Shares
9/30/2025	$10.08	0.78	0.36	—	(5)	1.14	(0.55)	(0.04)	(0.59)	$10.63	11.52%	$25,139	1.69	%*	2.12	%*	7.53%	85.58%
9/30/2024	$10.04	0.71	0.13	—		0.84	(0.61)	(0.19)	(0.80)	$10.08	8.87%	$10,710	1.63	%(6)*	3.43	%*	7.01%	68.63%
9/30/2023	$10.10	0.58	0.44	—		1.02	(0.86)	(0.22)	(1.08)	$10.04	10.82%	$1,064	2.09	%*	9.88	%*	5.81%	158.84%
3/31/2022 (commencement) - 9/30/2022	$10.00	0.17	0.04	—		0.21	(0.11)	—	(0.11)	$10.10	2.10%	$466	1.75	%*	54.50	%*	3.28%	40.30%
Advisor Shares
9/30/2025	$10.09	0.79	0.35	—	(5)	1.14	(0.56)	(0.04)	(0.60)	$10.63	11.62%	$391,579	1.61	%*	1.81	%*	7.61%	85.58%
9/30/2024	$10.05	0.70	0.15	—		0.85	(0.62)	(0.19)	(0.81)	$10.09	8.87%	$75,963	1.58	%(6)*	2.03	%*	6.92%	68.63%
9/30/2023	$10.11	0.57	0.46	—		1.03	(0.87)	(0.22)	(1.09)	$10.05	10.87%	$22,848	1.88	%*	3.31	%*	5.67%	158.84%
3/31/2022 (commencement) - 9/30/2022	$10.00	0.18	0.04	—		0.22	(0.11)	—	(0.11)	$10.11	2.24%	$2,011	1.62	%*	9.54	%*	3.66%	40.30%
Institutional Shares
9/30/2025	$10.09	0.80	0.35	—	(5)	1.15	(0.56)	(0.04)	(0.60)	$10.64	11.78%	$80,511	1.55	%*	1.78	%*	7.67%	85.58%
9/30/2024	$10.05	0.68	0.18	—		0.86	(0.63)	(0.19)	(0.82)	$10.09	8.92%	$31,696	1.60	%(6)*	2.06	%*	6.77%	68.63%
9/30/2023	$10.11	0.60	0.44	—		1.04	(0.88)	(0.22)	(1.10)	$10.05	10.97%	$23,359	1.92	%*	2.91	%*	6.02%	158.84%
3/31/2022 (commencement) - 9/30/2022	$10.00	0.14	0.09	—		0.23	(0.12)	—	(0.12)	$10.11	2.27%	$12,558	1.48	%*	2.57	%*	2.82%	40.30%

Artisan Partners Funds	85

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL VALUE
Investor Shares
9/30/2025	$24.11	0.23	4.38	4.61	(0.24)	(0.95)	(1.19)	$27.53	20.15%	$266,704	1.26%	n/a	0.95%	17.38%
9/30/2024	$19.22	0.25	5.24	5.49	(0.16)	(0.44)	(0.60)	$24.11	29.24%	$241,559	1.26%	n/a	1.13%	16.35%
9/30/2023	$15.56	0.16	4.15	4.31	(0.05)	(0.60)	(0.65)	$19.22	28.28%	$209,160	1.26%	n/a	0.86%	13.77%
9/30/2022	$21.58	0.16	(4.26)	(4.10)	(0.19)	(1.73)	(1.92)	$15.56	(21.10)%	$199,274	1.25%	n/a	0.83%	24.37%
9/30/2021	$15.94	0.17	5.48	5.65	(0.01)	—	(0.01)	$21.58	35.46%	$287,469	1.24%	n/a	0.80%	39.62%
Advisor Shares
9/30/2025	$24.08	0.27	4.38	4.65	(0.28)	(0.95)	(1.23)	$27.50	20.37%	$435,438	1.10%	n/a	1.11%	17.38%
9/30/2024	$19.20	0.29	5.22	5.51	(0.19)	(0.44)	(0.63)	$24.08	29.43%	$337,314	1.11%	n/a	1.31%	16.35%
9/30/2023	$15.55	0.18	4.15	4.33	(0.08)	(0.60)	(0.68)	$19.20	28.46%	$254,503	1.11%	n/a	0.99%	13.77%
9/30/2022	$21.57	0.19	(4.26)	(4.07)	(0.22)	(1.73)	(1.95)	$15.55	(21.01)%	$254,970	1.11%	n/a	0.97%	24.37%
9/30/2021	$15.91	0.19	5.49	5.68	(0.02)	—	(0.02)	$21.57	35.70%	$324,013	1.10%	n/a	0.95%	39.62%
Institutional Shares
9/30/2025	$24.16	0.29	4.40	4.69	(0.30)	(0.95)	(1.25)	$27.60	20.49%	$2,070,500	1.01%	n/a	1.20%	17.38%
9/30/2024	$19.26	0.30	5.25	5.55	(0.21)	(0.44)	(0.65)	$24.16	29.55%	$1,930,911	1.01%	n/a	1.38%	16.35%
9/30/2023	$15.60	0.20	4.16	4.36	(0.10)	(0.60)	(0.70)	$19.26	28.58%	$1,588,054	1.01%	n/a	1.11%	13.77%
9/30/2022	$21.63	0.21	(4.27)	(4.06)	(0.24)	(1.73)	(1.97)	$15.60	(20.92)%	$1,363,881	1.01%	n/a	1.07%	24.37%
9/30/2021	$15.96	0.21	5.50	5.71	(0.04)	—	(0.04)	$21.63	35.80%	$1,863,947	1.01%	n/a	1.01%	39.62%

HIGH INCOME
Investor Shares
9/30/2025	$9.19	0.62	0.08	0.70	(0.62)	—	(0.62)	$9.27	7.87%	$707,666	0.94%	n/a	6.75%	29.82%
9/30/2024	$8.63	0.66	0.56	1.22	(0.66)	—	(0.66)	$9.19	14.64%	$609,401	0.95%	n/a	7.43%	32.01%
9/30/2023	$8.46	0.63	0.28	0.91	(0.68)	(0.06)	(0.74)	$8.63	10.44%	$698,504	0.94%	n/a	7.29%	18.46%
9/30/2022	$10.28	0.51	(1.58)	(1.07)	(0.53)	(0.22)	(0.75)	$8.46	(11.00)%	$756,049	0.94%	n/a	5.34%	55.84%
9/30/2021	$9.53	0.55	0.74	1.29	(0.54)	—	(0.54)	$10.28	13.79%	$1,436,340	0.95%	n/a	5.42%	58.10%
Advisor Shares
9/30/2025	$9.19	0.63	0.07	0.70	(0.63)	—	(0.63)	$9.26	8.04%	$3,678,633	0.78%	n/a	6.90%	29.82%
9/30/2024	$8.62	0.67	0.58	1.25	(0.68)	—	(0.68)	$9.19	14.83%	$3,486,020	0.79%	n/a	7.56%	32.01%
9/30/2023	$8.45	0.64	0.28	0.92	(0.69)	(0.06)	(0.75)	$8.62	10.62%	$3,021,295	0.79%	n/a	7.46%	18.46%
9/30/2022	$10.27	0.53	(1.59)	(1.06)	(0.54)	(0.22)	(0.76)	$8.45	(10.88)%	$2,570,217	0.79%	n/a	5.56%	55.84%
9/30/2021	$9.53	0.56	0.74	1.30	(0.56)	—	(0.56)	$10.27	13.86%	$3,263,582	0.79%	n/a	5.56%	58.10%
Institutional Shares
9/30/2025	$9.19	0.64	0.07	0.71	(0.64)	—	(0.64)	$9.26	8.15%	$5,970,073	0.69%	n/a	7.00%	29.82%
9/30/2024	$8.62	0.68	0.57	1.25	(0.68)	—	(0.68)	$9.19	14.95%	$4,729,917	0.69%	n/a	7.65%	32.01%
9/30/2023	$8.45	0.65	0.28	0.93	(0.70)	(0.06)	(0.76)	$8.62	10.72%	$3,439,268	0.70%	n/a	7.56%	18.46%
9/30/2022	$10.27	0.54	(1.59)	(1.05)	(0.55)	(0.22)	(0.77)	$8.45	(10.81)%	$2,482,806	0.70%	n/a	5.68%	55.84%
9/30/2021	$9.53	0.57	0.74	1.31	(0.57)	—	(0.57)	$10.27	13.97%	$2,372,161	0.70%	n/a	5.63%	58.10%

86	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL
Investor Shares
9/30/2025	$30.73	0.49	7.69	8.18	(0.24)	(2.52)	(2.76)	$36.15	29.38%	$1,753,671	1.18%	n/a		1.56%	111.26%
9/30/2024	$24.86	0.20	6.15	6.35	(0.27)	(0.21)	(0.48)	$30.73	25.92%	$1,533,080	1.19%	n/a		0.72%	83.27%
9/30/2023	$20.93	0.25	4.29	4.54	(0.30)	(0.31)	(0.61)	$24.86	21.79%	$1,513,239	1.19%	n/a		1.00%	76.96%
9/30/2022	$36.66	0.28	(8.90)	(8.62)	(0.24)	(6.87)	(7.11)	$20.93	(29.32)%	$1,575,634	1.19%	n/a		1.03%	50.49%
9/30/2021	$32.86	0.24	4.68	4.92	(0.08)	(1.04)	(1.12)	$36.66	15.32%	$3,019,360	1.18%	n/a		0.69%	67.41%
Advisor Shares
9/30/2025	$30.59	0.53	7.65	8.18	(0.27)	(2.52)	(2.79)	$35.98	29.58%	$1,186,978	1.05%	n/a		1.71%	111.26%
9/30/2024	$24.77	0.25	6.11	6.36	(0.33)	(0.21)	(0.54)	$30.59	26.07%	$870,424	1.05%	n/a		0.89%	83.27%
9/30/2023	$20.87	0.28	4.28	4.56	(0.35)	(0.31)	(0.66)	$24.77	21.99%	$791,282	1.05%	n/a		1.14%	76.96%
9/30/2022	$36.58	0.32	(8.86)	(8.54)	(0.30)	(6.87)	(7.17)	$20.87	(29.24)%	$829,517	1.05%	n/a		1.18%	50.49%
9/30/2021	$32.80	0.30	4.65	4.95	(0.13)	(1.04)	(1.17)	$36.58	15.47%	$1,718,258	1.04%	n/a		0.84%	67.41%
Institutional Shares
9/30/2025	$30.91	0.55	7.75	8.30	(0.29)	(2.52)	(2.81)	$36.40	29.71%	$3,192,013	0.96%	n/a		1.75%	111.26%
9/30/2024	$25.03	0.28	6.17	6.45	(0.36)	(0.21)	(0.57)	$30.91	26.19%	$2,883,423	0.96%	n/a		0.99%	83.27%
9/30/2023	$21.09	0.31	4.32	4.63	(0.38)	(0.31)	(0.69)	$25.03	22.04%	$2,582,094	0.96%	n/a		1.23%	76.96%
9/30/2022	$36.90	0.35	(8.95)	(8.60)	(0.34)	(6.87)	(7.21)	$21.09	(29.14)%	$2,588,387	0.97%	n/a		1.28%	50.49%
9/30/2021	$33.08	0.33	4.69	5.02	(0.16)	(1.04)	(1.20)	$36.90	15.56%	$4,920,404	0.95%	n/a		0.93%	67.41%

INTERNATIONAL EXPLORER
Advisor Shares
9/30/2025	$12.59	0.27	1.53	1.80	(0.10)	(0.19)	(0.29)	$14.10	14.66%	$259,625	1.25%	n/a		2.09%	27.36%
9/30/2024	$10.47	0.13	2.21	2.34	(0.07)	(0.15)	(0.22)	$12.59	22.75%	$101,836	1.40%	1.44	%(7)	1.10%	15.52%
9/30/2023	$8.69	0.12	1.67	1.79	(0.01)	—	(0.01)	$10.47	20.62%	$39,616	1.40%	1.75%		1.10%	23.97%
5/16/2022 (commencement) - 9/30/2022	$10.00	0.02	(1.33)	(1.31)	—	—	—	$8.69	(13.10)%	$5,811	1.40%	6.08%		0.64%	11.60%
Institutional Shares
9/30/2025	$12.59	0.28	1.53	1.81	(0.10)	(0.19)	(0.29)	$14.11	14.73%	$152,141	1.20%	n/a		2.09%	27.36%
9/30/2024	$10.48	0.12	2.21	2.33	(0.07)	(0.15)	(0.22)	$12.59	22.70%	$57,313	1.33%	1.37	%(7)	1.05%	15.52%
9/30/2023	$8.69	0.14	1.67	1.81	(0.02)	—	(0.02)	$10.48	20.80%	$36,073	1.35%	1.59%		1.31%	23.97%
5/16/2022 (commencement) - 9/30/2022	$10.00	0.01	(1.32)	(1.31)	—	—	—	$8.69	(13.10)%	$14,725	1.35%	2.91%		0.25%	11.60%

Artisan Partners Funds	87

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL SMALL-MID
Investor Shares
9/30/2025	$18.59	0.01	1.30	1.31	—	(0.15)	(0.15)	$19.75	7.14%	$135,660	1.33%	n/a	0.06%	34.42%
9/30/2024	$15.55	— (5)	3.04	3.04	—	—	—	$18.59	19.55%	$203,785	1.32%	n/a	(0.02)%	33.05%
9/30/2023	$13.90	(0.03)	1.68	1.65	—	—	—	$15.55	11.87%	$264,373	1.30%	n/a	(0.16)%	26.46%
9/30/2022	$21.19	(0.06)	(6.65)	(6.71)	—	(0.58)	(0.58)	$13.90	(32.53)%	$301,480	1.28%	n/a	(0.32)%	22.12%
9/30/2021	$17.33	(0.09)	4.06	3.97	(0.11)	—	(0.11)	$21.19	22.99%	$531,882	1.30%	n/a	(0.42)%	28.29%
Advisor Shares
9/30/2025	$18.71	0.04	1.31	1.35	(0.01)	(0.15)	(0.16)	$19.90	7.25%	$827,049	1.16%	n/a	0.23%	34.42%
9/30/2024	$15.62	0.03	3.06	3.09	— (5)	—	— (5)	$18.71	19.85%	$1,176,167	1.15%	n/a	0.15%	33.05%
9/30/2023	$13.94	— (5)	1.68	1.68	— (5)	—	— (5)	$15.62	12.08%	$1,142,603	1.14%	n/a	0.01%	26.46%
9/30/2022	$21.23	(0.03)	(6.68)	(6.71)	—	(0.58)	(0.58)	$13.94	(32.47)%	$1,161,239	1.14%	n/a	(0.16)%	22.12%
9/30/2021	$17.35	(0.05)	4.06	4.01	(0.13)	—	(0.13)	$21.23	23.20%	$1,856,538	1.14%	n/a	(0.26)%	28.29%
Institutional Shares
9/30/2025	$18.94	0.06	1.32	1.38	(0.02)	(0.15)	(0.17)	$20.15	7.42%	$2,091,513	1.08%	n/a	0.33%	34.42%
9/30/2024	$15.81	0.04	3.10	3.14	(0.01)	—	(0.01)	$18.94	19.88%	$3,367,529	1.07%	n/a	0.25%	33.05%
9/30/2023	$14.12	0.02	1.69	1.71	(0.02)	—	(0.02)	$15.81	12.10%	$2,672,752	1.07%	n/a	0.09%	26.46%
9/30/2022	$21.47	(0.01)	(6.76)	(6.77)	—	(0.58)	(0.58)	$14.12	(32.38)%	$2,505,844	1.06%	n/a	(0.08)%	22.12%
9/30/2021	$17.54	(0.04)	4.11	4.07	(0.14)	—	(0.14)	$21.47	23.30%	$3,897,436	1.06%	n/a	(0.17)%	28.29%

INTERNATIONAL VALUE
Investor Shares
9/30/2025	$52.03	0.86	3.71	4.57	(0.84)	(1.21)	(2.05)	$54.55	9.26%	$3,308,486	1.18%	n/a	1.70%	24.70%
9/30/2024	$42.69	0.65	10.40	11.05	(0.88)	(0.83)	(1.71)	$52.03	26.51%	$3,160,578	1.19%	n/a	1.37%	14.78%
9/30/2023	$32.96	0.47	9.98	10.45	(0.08)	(0.64)	(0.72)	$42.69	31.97%	$2,661,694	1.18%	n/a	1.13%	19.48%
9/30/2022	$44.49	0.45	(7.77)	(7.32)	(1.17)	(3.04)	(4.21)	$32.96	(18.40)%	$2,059,112	1.19%	n/a	1.13%	22.69%
9/30/2021	$32.94	1.01	10.88	11.89	(0.09)	(0.25)	(0.34)	$44.49	36.13%	$2,728,996	1.18%	n/a	2.39%	32.90%
Advisor Shares
9/30/2025	$51.91	0.92	3.72	4.64	(0.92)	(1.21)	(2.13)	$54.42	9.41%	$12,581,441	1.05%	n/a	1.83%	24.70%
9/30/2024	$42.66	0.73	10.36	11.09	(1.01)	(0.83)	(1.84)	$51.91	26.68%	$10,859,010	1.04%	n/a	1.54%	14.78%
9/30/2023	$32.89	0.54	9.95	10.49	(0.08)	(0.64)	(0.72)	$42.66	32.17%	$7,949,554	1.04%	n/a	1.31%	19.48%
9/30/2022	$44.46	0.52	(7.76)	(7.24)	(1.29)	(3.04)	(4.33)	$32.89	(18.27)%	$4,705,187	1.05%	n/a	1.29%	22.69%
9/30/2021	$32.90	1.14	10.78	11.92	(0.11)	(0.25)	(0.36)	$44.46	36.31%	$6,072,617	1.04%	n/a	2.70%	32.90%
Institutional Shares
9/30/2025	$52.18	0.98	3.73	4.71	(0.97)	(1.21)	(2.18)	$54.71	9.53%	$25,271,427	0.95%	n/a	1.93%	24.70%
9/30/2024	$42.89	0.77	10.44	11.21	(1.09)	(0.83)	(1.92)	$52.18	26.81%	$22,197,352	0.95%	n/a	1.63%	14.78%
9/30/2023	$33.04	0.56	10.01	10.57	(0.08)	(0.64)	(0.72)	$42.89	32.27%	$17,529,499	0.95%	n/a	1.36%	19.48%
9/30/2022	$44.69	0.55	(7.80)	(7.25)	(1.36)	(3.04)	(4.40)	$33.04	(18.20)%	$13,366,731	0.95%	n/a	1.36%	22.69%
9/30/2021	$33.06	1.16	10.86	12.02	(0.14)	(0.25)	(0.39)	$44.69	36.45%	$13,304,215	0.95%	n/a	2.72%	32.90%

88	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP
Investor Shares
9/30/2025	$37.05	(0.32)	7.57	7.25	—	(5.23)	(5.23)	$39.07	21.14%	$982,840	1.20%	n/a	(0.90)%	62.54%
9/30/2024	$31.95	(0.32)	5.42	5.10	—	—	—	$37.05	15.96%	$1,184,394	1.19%	n/a	(0.92)%	44.94%
9/30/2023	$28.45	(0.26)	3.84	3.58	(0.08)	—	(0.08)	$31.95	12.62%	$1,350,885	1.20%	n/a	(0.83)%	46.87%
9/30/2022	$53.28	(0.37)	(15.87)	(16.24)	—	(8.59)	(8.59)	$28.45	(36.55)%	$1,387,480	1.18%	n/a	(0.97)%	34.12%
9/30/2021	$47.75	(0.49)	13.20	12.71	—	(7.18)	(7.18)	$53.28	29.84%	$2,495,355	1.18%	n/a	(0.98)%	40.72%
Advisor Shares
9/30/2025	$37.84	(0.28)	7.74	7.46	—	(5.23)	(5.23)	$40.07	21.27%	$502,289	1.07%	n/a	(0.76)%	62.54%
9/30/2024	$32.58	(0.28)	5.54	5.26	—	—	—	$37.84	16.14%	$616,589	1.05%	n/a	(0.77)%	44.94%
9/30/2023	$29.02	(0.22)	3.91	3.69	(0.13)	—	(0.13)	$32.58	12.76%	$619,561	1.05%	n/a	(0.69)%	46.87%
9/30/2022	$54.11	(0.32)	(16.18)	(16.50)	—	(8.59)	(8.59)	$29.02	(36.46)%	$572,155	1.05%	n/a	(0.83)%	34.12%
9/30/2021	$48.33	(0.43)	13.39	12.96	—	(7.18)	(7.18)	$54.11	30.02%	$923,543	1.04%	n/a	(0.85)%	40.72%
Institutional Shares
9/30/2025	$44.38	(0.29)	9.19	8.90	—	(5.23)	(5.23)	$48.05	21.39%	$2,245,849	0.97%	n/a	(0.67)%	62.54%
9/30/2024	$38.17	(0.29)	6.50	6.21	—	—	—	$44.38	16.27%	$2,503,813	0.96%	n/a	(0.68)%	44.94%
9/30/2023	$33.98	(0.22)	4.57	4.35	(0.16)	—	(0.16)	$38.17	12.86%	$2,505,649	0.96%	n/a	(0.60)%	46.87%
9/30/2022	$61.87	(0.33)	(18.97)	(19.30)	—	(8.59)	(8.59)	$33.98	(36.41)%	$2,285,588	0.95%	n/a	(0.74)%	34.12%
9/30/2021	$54.25	(0.43)	15.23	14.80	—	(7.18)	(7.18)	$61.87	30.15%	$4,000,122	0.95%	n/a	(0.75)%	40.72%

MID CAP VALUE
Investor Shares
9/30/2025	$16.84	0.16	(0.72)	(0.56)	(0.08)	(0.58)	(0.66)	$15.62	(3.52)%	$269,005	1.18%	n/a	1.03%	45.48%
9/30/2024	$16.52	0.12	2.90	3.02	(0.11)	(2.59)	(2.70)	$16.84	20.67%	$352,773	1.23%	n/a	0.76%	23.41%
9/30/2023	$17.11	0.12	2.61	2.73	(0.05)	(3.27)	(3.32)	$16.52	16.19%	$365,299	1.22%	n/a	0.69%	27.81%
9/30/2022	$23.12	0.12	(3.07)	(2.95)	(0.04)	(3.02)	(3.06)	$17.11	(15.39)%	$391,804	1.20%	n/a	0.57%	15.17%
9/30/2021	$16.26	0.12	7.10	7.22	(0.09)	(0.27)	(0.36)	$23.12	44.94%	$693,149	1.20%	n/a	0.56%	16.04%
Advisor Shares
9/30/2025	$16.74	0.18	(0.72)	(0.54)	(0.10)	(0.58)	(0.68)	$15.52	(3.42)%	$171,863	1.07%	n/a	1.14%	45.48%
9/30/2024	$16.44	0.14	2.88	3.02	(0.13)	(2.59)	(2.72)	$16.74	20.80%	$216,475	1.11%	n/a	0.89%	23.41%
9/30/2023	$17.06	0.14	2.61	2.75	(0.10)	(3.27)	(3.37)	$16.44	16.39%	$247,854	1.07%	n/a	0.83%	27.81%
9/30/2022	$23.07	0.15	(3.07)	(2.92)	(0.07)	(3.02)	(3.09)	$17.06	(15.29)%	$397,898	1.04%	n/a	0.72%	15.17%
9/30/2021	$16.23	0.16	7.07	7.23	(0.12)	(0.27)	(0.39)	$23.07	45.12%	$551,822	1.05%	n/a	0.73%	16.04%
Institutional Shares
9/30/2025	$16.77	0.20	(0.72)	(0.52)	(0.12)	(0.58)	(0.70)	$15.55	(3.36)%	$471,352	0.95%	n/a	1.26%	45.48%
9/30/2024	$16.47	0.15	2.89	3.04	(0.15)	(2.59)	(2.74)	$16.77	20.90%	$605,251	1.01%	n/a	0.98%	23.41%
9/30/2023	$17.08	0.15	2.62	2.77	(0.11)	(3.27)	(3.38)	$16.47	16.53%	$533,734	1.00%	n/a	0.91%	27.81%
9/30/2022	$23.09	0.16	(3.06)	(2.90)	(0.09)	(3.02)	(3.11)	$17.08	(15.21)%	$518,265	0.98%	n/a	0.78%	15.17%
9/30/2021	$16.24	0.17	7.08	7.25	(0.13)	(0.27)	(0.40)	$23.09	45.22%	$783,375	0.98%	n/a	0.79%	16.04%

Artisan Partners Funds	89

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SELECT EQUITY
Investor Shares
9/30/2025	$15.76	0.05	2.64	2.69	(0.01)	(0.18)	(0.19)	$18.26	17.26%	$6,809	1.25%	2.26%	0.30%	26.15%
9/30/2024	$11.97	0.07	3.78	3.85	(0.06)	—	(0.06)	$15.76	32.32%	$3,416	1.25%	3.12%	0.51%	19.09%
9/30/2023	$9.84	0.05	2.38	2.43	(0.01)	(0.29)	(0.30)	$11.97	24.93%	$2,796	1.25%	3.17%	0.41%	26.63%
9/30/2022	$13.48	0.01	(3.00)	(2.99)	—	(0.65)	(0.65)	$9.84	(23.43)%	$2,345	1.25%	3.16%	0.05%	20.96%
9/30/2021	$10.17	(0.01)	3.32	3.31	—	—	—	$13.48	32.55%	$2,919	1.25%	4.35%	(0.05)%	34.69%
Advisor Shares
9/30/2025	$15.79	0.06	2.66	2.72	(0.03)	(0.18)	(0.21)	$18.30	17.41%	$5,411	1.15%	2.71%	0.38%	26.15%
9/30/2024	$11.99	0.09	3.79	3.88	(0.08)	—	(0.08)	$15.79	32.47%	$1,382	1.15%	3.83%	0.62%	19.09%
9/30/2023	$9.87	0.05	2.38	2.43	(0.02)	(0.29)	(0.31)	$11.99	24.90%	$1,239	1.15%	3.66%	0.44%	26.63%
9/30/2022	$13.49	0.02	(2.99)	(2.97)	—	(0.65)	(0.65)	$9.87	(23.26)%	$1,561	1.15%	3.68%	0.14%	20.96%
9/30/2021	$10.18	0.01	3.30	3.31	—	—	—	$13.49	32.51%	$1,784	1.15%	4.83%	0.05%	34.69%
Institutional Shares
9/30/2025	$15.71	0.08	2.63	2.71	(0.04)	(0.18)	(0.22)	$18.20	17.45%	$60,311	1.08%	n/a	0.49%	26.15%
9/30/2024	$11.93	0.09	3.77	3.86	(0.08)	—	(0.08)	$15.71	32.54%	$47,315	1.10%	1.18%	0.66%	19.09%
9/30/2023	$9.81	0.07	2.37	2.44	(0.03)	(0.29)	(0.32)	$11.93	25.12%	$32,968	1.10%	1.34%	0.56%	26.63%
9/30/2022	$13.44	0.03	(2.99)	(2.96)	(0.02)	(0.65)	(0.67)	$9.81	(23.33)%	$25,650	1.10%	1.39%	0.22%	20.96%
9/30/2021	$10.18	0.02	3.30	3.32	(0.06)	—	(0.06)	$13.44	32.71%	$19,903	1.10%	1.56%	0.16%	34.69%

SMALL CAP
Investor Shares
9/30/2025	$36.74	(0.35)	2.35	2.00	—	(1.83)	(1.83)	$36.91	5.44%	$446,394	1.25%	n/a	(1.01)%	64.80%
9/30/2024	$29.52	(0.34)	7.56	7.22	—	—	—	$36.74	24.46%	$515,060	1.23%	n/a	(1.03)%	46.72%
9/30/2023	$27.82	(0.31)	2.09	1.78	(0.08)	—	(0.08)	$29.52	6.38%	$526,681	1.23%	n/a	(1.01)%	30.14%
9/30/2022	$50.34	(0.36)	(17.09)	(17.45)	—	(5.07)	(5.07)	$27.82	(38.24)%	$571,380	1.20%	n/a	(1.00)%	33.64%
9/30/2021	$42.80	(0.53)	10.77	10.24	—	(2.70)	(2.70)	$50.34	24.45%	$1,089,099	1.19%	n/a	(1.06)%	39.79%
Advisor Shares
9/30/2025	$37.16	(0.31)	2.39	2.08	—	(1.83)	(1.83)	$37.41	5.63%	$237,928	1.10%	n/a	(0.87)%	64.80%
9/30/2024	$29.82	(0.29)	7.63	7.34	—	—	—	$37.16	24.61%	$284,862	1.08%	n/a	(0.89)%	46.72%
9/30/2023	$28.08	(0.26)	2.10	1.84	(0.10)	—	(0.10)	$29.82	6.56%	$262,669	1.07%	n/a	(0.86)%	30.14%
9/30/2022	$50.70	(0.32)	(17.23)	(17.55)	—	(5.07)	(5.07)	$28.08	(38.16)%	$361,941	1.06%	n/a	(0.87)%	33.64%
9/30/2021	$43.03	(0.47)	10.84	10.37	—	(2.70)	(2.70)	$50.70	24.63%	$1,325,015	1.06%	n/a	(0.93)%	39.79%
Institutional Shares
9/30/2025	$38.05	(0.28)	2.44	2.16	—	(1.83)	(1.83)	$38.38	5.68%	$434,850	1.02%	n/a	(0.78)%	64.80%
9/30/2024	$30.50	(0.27)	7.82	7.55	—	—	—	$38.05	24.75%	$592,837	1.00%	n/a	(0.81)%	46.72%
9/30/2023	$28.74	(0.25)	2.16	1.91	(0.15)	—	(0.15)	$30.50	6.62%	$835,311	1.00%	n/a	(0.78)%	30.14%
9/30/2022	$51.74	(0.28)	(17.65)	(17.93)	—	(5.07)	(5.07)	$28.74	(38.12)%	$882,206	0.98%	n/a	(0.78)%	33.64%
9/30/2021	$43.82	(0.43)	11.05	10.62	—	(2.70)	(2.70)	$51.74	24.76%	$1,633,941	0.96%	n/a	(0.83)%	39.79%

90	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SUSTAINABLE EMERGING MARKETS
Investor Shares
9/30/2025	$18.50	0.19	4.93	5.12	(0.19)	—	(0.19)	$23.43	28.01%	$15,890	1.15%		1.46%	0.99%	32.63%
9/30/2024	$15.02	0.20	3.35	3.55	(0.07)	—	(0.07)	$18.50	23.70%	$16,135	1.15%		1.61%	1.21%	11.71%
9/30/2023	$12.48	0.18	2.47	2.65	(0.11)	—	(0.11)	$15.02	21.37%	$13,658	1.15%		1.74%	1.22%	28.77%
9/30/2022	$19.25	0.18	(6.75)	(6.57)	(0.20)	—	(0.20)	$12.48	(34.51)%	$12,297	1.26	%(8)	1.58%	1.06%	21.48%
9/30/2021	$16.39	0.07	3.11	3.18	(0.32)	—	(0.32)	$19.25	19.50%	$61,975	1.35%		1.75%	0.36%	23.22%
Advisor Shares
9/30/2025	$18.49	0.24	4.90	5.14	(0.21)	—	(0.21)	$23.42	28.14%	$176,402	1.05%		1.13%	1.26%	32.63%
9/30/2024	$15.01	0.22	3.34	3.56	(0.08)	—	(0.08)	$18.49	23.83%	$47,511	1.05%		1.22%	1.31%	11.71%
9/30/2023	$12.47	0.21	2.47	2.68	(0.14)	—	(0.14)	$15.01	21.58%	$37,476	1.05%		1.33%	1.40%	28.77%
4/28/2022 (commencement) - 9/30/2022	$14.61	0.06	(2.20)	(2.14)	—	—	—	$12.47	(14.65)%	$26,872	1.05%		1.97%	0.96%	21.48%
Institutional Shares
9/30/2025	$18.84	0.25	4.99	5.24	(0.21)	—	(0.21)	$23.87	28.20%	$204,350	1.00%		1.02%	1.28%	32.63%
9/30/2024	$15.29	0.24	3.39	3.63	(0.08)	—	(0.08)	$18.84	23.86%	$105,709	1.00%		1.10%	1.42%	11.71%
9/30/2023	$12.71	0.23	2.50	2.73	(0.15)	—	(0.15)	$15.29	21.57%	$44,368	1.00%		1.26%	1.51%	28.77%
9/30/2022	$19.55	0.18	(6.85)	(6.67)	(0.17)	—	(0.17)	$12.71	(34.46)%	$23,562	1.07	%(8)	1.45%	1.13%	21.48%
9/30/2021	$16.56	0.10	3.14	3.24	(0.25)	—	(0.25)	$19.55	19.74%	$9,794	1.20%		1.89%	0.51%	23.22%

VALUE
Investor Shares
9/30/2025	$15.56	0.27	0.96	1.23	(0.20)	(0.89)	(1.09)	$15.70	8.32%	$77,027	0.98%		1.09%	1.76%	35.72%
9/30/2024	$13.21	0.18	2.87	3.05	(0.13)	(0.57)	(0.70)	$15.56	24.10%	$84,289	0.98%		1.09%	1.26%	25.33%
9/30/2023	$12.02	0.13	3.14	3.27	(0.03)	(2.05)	(2.08)	$13.21	29.09%	$83,594	1.06	%(9)	1.09%	1.00%	38.07%
9/30/2022	$16.28	0.13	(2.44)	(2.31)	(0.16)	(1.79)	(1.95)	$12.02	(16.50)%	$82,183	1.06%		n/a	0.86%	27.96%
9/30/2021	$12.41	0.10	4.82	4.92	(0.06)	(0.99)	(1.05)	$16.28	41.36%	$108,551	1.05%		n/a	0.67%	25.99%
Advisor Shares
9/30/2025	$15.47	0.28	0.95	1.23	(0.21)	(0.89)	(1.10)	$15.60	8.42%	$73,892	0.88%		0.96%	1.84%	35.72%
9/30/2024	$13.14	0.19	2.86	3.05	(0.15)	(0.57)	(0.72)	$15.47	24.29%	$95,835	0.88%		0.97%	1.36%	25.33%
9/30/2023	$11.97	0.15	3.12	3.27	(0.05)	(2.05)	(2.10)	$13.14	29.30%	$87,610	0.88%		0.97%	1.20%	38.07%
9/30/2022	$16.21	0.15	(2.42)	(2.27)	(0.18)	(1.79)	(1.97)	$11.97	(16.35)%	$54,633	0.88%		0.96%	1.02%	27.96%
9/30/2021	$12.37	0.13	4.79	4.92	(0.09)	(0.99)	(1.08)	$16.21	41.53%	$99,646	0.88%		0.95%	0.84%	25.99%
Institutional Shares
9/30/2025	$15.48	0.28	0.96	1.24	(0.22)	(0.89)	(1.11)	$15.61	8.48%	$168,828	0.83%		0.84%	1.89%	35.72%
9/30/2024	$13.15	0.20	2.86	3.06	(0.16)	(0.57)	(0.73)	$15.48	24.33%	$168,432	0.83%		0.85%	1.42%	25.33%
9/30/2023	$11.98	0.15	3.13	3.28	(0.06)	(2.05)	(2.11)	$13.15	29.35%	$124,498	0.85	%(10)	0.85%	1.20%	38.07%
9/30/2022	$16.24	0.15	(2.43)	(2.28)	(0.19)	(1.79)	(1.98)	$11.98	(16.34)%	$90,279	0.85%		n/a	1.01%	27.96%
9/30/2021	$12.40	0.13	4.80	4.93	(0.10)	(0.99)	(1.09)	$16.24	41.61%	$163,069	0.83%		n/a	0.88%	25.99%

Artisan Partners Funds	91

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
VALUE INCOME
Investor Shares
9/30/2025	$10.77	0.25	0.11	0.36	(0.24)	—	(0.24)	$10.89	3.45%	$1,015	1.20%	7.64%	2.33%	31.99%
9/30/2024	$8.77	0.28	1.98	2.26	(0.26)	—	(0.26)	$10.77	26.05%	$1,032	1.20%	8.59%	2.84%	29.11%
9/30/2023	$8.15	0.24	0.63	0.87	(0.25)	—	(0.25)	$8.77	10.67%	$754	1.20%	9.07%	2.67%	30.15%
2/28/2022 (commencement) - 9/30/2022	$10.00	0.15	(1.86)	(1.71)	(0.14)	—	(0.14)	$8.15	(17.16)%	$733	1.20%	13.46%	2.73%	15.65%
Advisor Shares
9/30/2025	$10.78	0.26	0.11	0.37	(0.25)	—	(0.25)	$10.90	3.56%	$2,024	1.10%	3.71%	2.44%	31.99%
9/30/2024	$8.77	0.29	1.99	2.28	(0.27)	—	(0.27)	$10.78	26.27%	$2,216	1.10%	4.18%	2.94%	29.11%
9/30/2023	$8.15	0.26	0.61	0.87	(0.25)	—	(0.25)	$8.77	10.68%	$1,774	1.10%	4.35%	2.86%	30.15%
2/28/2022 (commencement) - 9/30/2022	$10.00	0.16	(1.86)	(1.70)	(0.15)	—	(0.15)	$8.15	(17.11)%	$1,178	1.10%	9.98%	2.86%	15.65%
Institutional Shares
9/30/2025	$10.78	0.26	0.13	0.39	(0.26)	—	(0.26)	$10.91	3.69%	$13,452	1.05%	2.13%	2.49%	31.99%
9/30/2024	$8.78	0.29	1.98	2.27	(0.27)	—	(0.27)	$10.78	26.18%	$13,138	1.05%	2.21%	2.97%	29.11%
9/30/2023	$8.15	0.26	0.62	0.88	(0.25)	—	(0.25)	$8.78	10.83%	$8,558	1.05%	2.42%	2.88%	30.15%
2/28/2022 (commencement) - 9/30/2022	$10.00	0.16	(1.86)	(1.70)	(0.15)	—	(0.15)	$8.15	(17.10)%	$7,195	1.05%	2.55%	2.86%	15.65%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized. All total returns are calculated based upon the period end processing Net Asset Value per share (NAV), which may differ from the NAV reported in these statements.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(5)	Amount is between $0.005 and $(0.005) per share.
(6)	Expense limit from October 1, 2023 to May 30, 2024 was 1.45% for Investor Shares, 1.35% for Advisor Shares and 1.30% for Institutional Shares. Expense limit was lowered effective May 31, 2024 to 1.24% for Investor Shares, 1.14% for Advisor Shares and 1.09% for Institutional Shares.
(7)	Adviser voluntarily waived expenses related to the proxy during the year.
(8)	Expense limit from October 1, 2021 to February 28, 2022 was 1.35% for Investor Shares and 1.20% for Institutional Shares. Expense limit was lowered effective March 1, 2022 to 1.15% for Investor Shares and 1.00% for Institutional Shares.
(9)	There was no expense limit prior to July 1, 2023. Effective July 1, 2023, expense limit was 0.98%.
(10)	There was no expense limit prior to July 1, 2023. Effective July 1, 2023, expense limit was 0.83%.

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Financial Highlights — For a share outstanding throughout each period

*	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below. Refer to 2(n) in Notes to Financial Statements for additional information.

Fund	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
EMERGING MARKETS DEBT OPPORTUNITIES
Investor
9/30/2025	1.25%	2.23%
9/30/2024	1.25%	3.18%
9/30/2023	1.25%	7.98%
Advisor
9/30/2025	1.15%	1.48%
9/30/2024	1.15%	1.81%
9/30/2023	1.15%	2.95%
Institutional
9/30/2025	1.10%	1.30%
9/30/2024	1.10%	1.60%
9/30/2023	1.10%	1.95%
GLOBAL UNCONSTRAINED
Investor
9/30/2025	1.24%	1.67%
9/30/2024	1.31%	3.11%
9/30/2023	1.45%	9.23%
3/31/2022 (Commencement) - 9/30/2022	1.45%	53.92%
Advisor
9/30/2025	1.14%	1.34%
9/30/2024	1.24%	1.69%
9/30/2023	1.35%	9.22%
3/31/2022 (Commencement) - 9/30/2022	1.35%	9.22%
Institutional
9/30/2025	1.09%	1.32%
9/30/2024	1.23%	1.69%
9/30/2023	1.30%	2.26%
3/31/2022 (Commencement) - 9/30/2022	1.30%	2.38%

@	Includes the effect of expenses waived or paid by the Adviser, if applicable.

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ARTISAN PARTNERS FUNDS

Notes to Financial Statements — September 30, 2025

(1) Organization

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995 as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2025, Artisan Partners Funds is a series company comprised of twenty-one series and follows specialized accounting and reporting under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

	Investor Shares	Advisor Shares	Institutional Shares
Fund	Inception Date	Inception Date	Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Emerging Markets Debt Opportunities Fund (“Emerging Markets Debt Opportunities Fund”)	April 7, 2022	April 7, 2022	April 7, 2022
Artisan Floating Rate Fund (“Floating Rate Fund”)	December 1, 2021	December 1, 2021	December 1, 2021
Artisan Focus Fund (“Focus Fund”)	April 24, 2017	July 31, 2018	February 3, 2020
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	February 3, 2020	February 3, 2020
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	August 5, 2020	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Unconstrained Fund (“Global Unconstrained Fund”)	March 31, 2022	March 31, 2022	March 31, 2022
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Explorer Fund (“International Explorer Fund”)	N/A	May 16, 2022	May 16, 2022
Artisan International Small-Mid Fund (“International Small-Mid Fund”)	December 21, 2001	December 4, 2018	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Select Equity Fund (“Select Equity Fund”)	February 28, 2020	February 28, 2020	February 28, 2020
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Sustainable Emerging Markets Fund (“Sustainable Emerging Markets Fund”)	June 2, 2008	April 27, 2022	June 26, 2006
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011
Artisan Value Income Fund (“Value Income Fund”)	February 28, 2022	February 28, 2022	February 28, 2022

During the reporting period, Developing World Fund, Floating Rate Fund, Global Discovery Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, High Income Fund, International Fund, International Small-Mid Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, Sustainable Emerging Markets Fund, Value Fund, and Value Income Fund operated as open-end, diversified mutual funds. During the reporting period, Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, International Explorer Fund, and Select Equity Fund operated as open-end, non-diversified mutual funds. The investment objective of each Fund (except Developing World Fund, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Focus Fund, Global Unconstrained Fund, High Income Fund and Value Income Fund) is to seek long-term capital growth. Developing World Fund’s and Focus Fund’s investment objective is to seek long-term capital appreciation. Emerging Markets Debt Opportunities Fund’s, Floating Rate Fund’s and Global Unconstrained Fund’s investment objective is to provide total return through a combination of current income and long-term capital appreciation. High Income Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Value Income Fund’s investment objective is to provide total return through a combination of income and capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, since the inception dates listed above, except for International Explorer Fund which only offers Advisor Shares and Institutional Shares. Investor Shares of the Funds are generally available to members of the general public. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to a Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

94	Artisan Partners Funds

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The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through one or more wholly-owned subsidiaries. References herein to each such Fund include references to a subsidiary in respect of the Fund’s investment exposure. The allocation of the Fund’s portfolio in a subsidiary will vary over time. Each such Fund will treat a subsidiary’s assets as assets of the Fund for purposes of determining compliance with various provisions of the 1940 Act applicable to the Fund.

(2) Summary of Significant Accounting Policies

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)	Investments in Subsidiaries – Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through investments in Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. and Artisan Global Unconstrained Subsidiary Ltd., respectively, each a wholly owned subsidiary of the respective Fund organized under the laws of the Cayman Islands (each referred to herein as the “Subsidiary” or collectively the “Subsidiaries”). The consolidated financial statements include the accounts of each Fund and its Subsidiary. All intercompany transactions and balances have been eliminated. As of September 30, 2025, Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. had $10,101,051 in net assets, representing 7.50% of Emerging Markets Debt Opportunities Fund’s net assets and Artisan Global Unconstrained Subsidiary Ltd. had $24,586,273 in net assets, representing 4.94% of Global Unconstrained Fund’s net assets.

(b)	Valuation – The net asset value (“NAV”) of the shares of each class of each Fund is determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE is open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of issuance of the financial statements is considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares is determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) held by the Fund traded on a securities exchange, or over-the-counter is valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security is valued using (i) the closing price on another exchange on which the security traded (if such price is made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid is not available, from a secondary exchange or in the over-the-counter market. Securities trading primarily outside the US may have fair value factors applied where the applicable trading market is closed or as a result of significant market movements following the close of local trading. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements and reverse repurchase agreements are valued at cost. Exchange traded option contracts are valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts are valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Derivatives (including centrally cleared swaps, total return swaps, over-the-counter options on total return swaps, and certain other derivatives) are valued using prices provided by the Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies (excluding exchange traded funds) are valued at the latest net asset value reported by the investment company.

Fixed income securities, including loan participation notes, are fair valued using prices from the Funds' pricing vendors. Such prices are generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other

Artisan Partners Funds	95

NOTES TO FINANCIAL STATEMENTS

factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Funds was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase in the net asset value of less than 0.40% for Emerging Markets Debt Opportunities Fund and less than 0.35% for Global Unconstrained Fund, respectively. There was no or de minimis impact on other Funds.

Rule 2a-5 under the 1940 Act (“Rule 2a-5”) established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds have adopted a valuation policy compliant with Rule 2a-5 and Rule 31a-4. Artisan Partners was designated by the Funds' board of directors (the “Board”) as the valuation designee for the Funds pursuant to Rule 2a-5. In its capacity as valuation designee, Artisan Partners, among other things, is responsible for establishing a valuation committee to establish fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the Funds for which there are no readily available market quotations. Securities or other assets for which market quotations are not readily available are valued by Artisan Partners, as valuation designee, in accordance with Procedures for Valuation of Portfolio Securities by the Adviser and under the general oversight of the Board. A market quotation will be considered not readily available, and a Fund may therefore use fair value pricing, if there are not quoted prices (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, and/or any such quotation is not deemed reliable.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair value utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences may be material to the NAV of the applicable Fund.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken or expected to be taken, on federal income tax returns for all remaining open tax years (fiscal years 2022 through 2025) and have concluded that, as of September 30, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the year ended September 30, 2025, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as “Income tax expense” in the Statements of Operations. During the year ended September 30, 2025, the Funds did not incur any material interest or penalties.

The Funds are subject to taxes imposed on foreign dividend income, foreign interest income and realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. Withholding taxes on foreign dividends were recorded on the ex-dividend date, and are included in “Dividends, from unaffiliated issuers” and “Dividends, from affiliated issuers” in the Statements of Operations. Withholding taxes on foreign interest income were accrued based on the Funds' understanding of the applicable country’s tax rules and rates, and are included in “Interest” in the Statements of Operations. Foreign taxes imposed on realized and unrealized gains was based on the Funds’ understanding of the applicable country’s tax rules and rates and, if applicable, was recorded on an accrual basis and is included in “Net realized gain (loss) on Investments, from unaffiliated issuers” and “Net increase (decrease) in unrealized appreciation or depreciation on Investments, from unaffiliated issuers”, as applicable, in the Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes on unrealized gains” and “Payable for foreign taxes on realized gains”, as applicable, in the Statements of Assets and Liabilities.

(d)	Portfolio Transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded

96	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(e)	Restricted Securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

(f)	Foreign Currency Translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into US dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into US dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-US securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through US dollar denominated depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value. Unrealized gains and losses on foreign currency spot contracts are included in “Receivable from investments sold” and “Payable for investments purchased”, as applicable, in the Statements of Assets and Liabilities. Unrealized gains and losses on foreign currency forward contracts are presented, as gross amounts in “Unrealized appreciation on foreign currency forward contracts” and “Unrealized depreciation on foreign currency forward contracts”, as applicable, in the Statements of Assets and Liabilities. All unrealized gains and losses on foreign currency are included in “Other assets less liabilities” in the Schedules of Investments. Realized and unrealized gains and losses on foreign currency spot contracts were reported as “Net realized gain (loss) on Foreign currency related transactions” and “Net increase (decrease) in unrealized appreciation or depreciation on Foreign currency related transactions”, respectively, in the Statements of Operations. Realized and unrealized gains and losses on foreign currency forward contracts were reported as “Net realized gain (loss) on Foreign currency forward contracts” and “Net increase (decrease) in unrealized appreciation or depreciation on Foreign currency forward contracts”, respectively, in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

Other amounts included in “Net realized gain (loss) on Foreign currency related transactions” may result from currency gains and losses realized on the difference between the amounts of foreign dividends, foreign interest, and foreign taxes accrued on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Other amounts included in “Net increase (decrease) in unrealized appreciation or depreciation on Foreign currency related transactions” may result from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(g)	Depositary Receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)	Equity-Linked Securities and Credit-Linked Notes – Each Fund, except Mid Cap Value Fund and Small Cap Fund, may invest in equity-linked securities. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may invest in credit-linked notes. Equity-linked securities and credit-linked notes are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security or credit-linked note typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with the equity-linked securities or credit-linked notes that the Funds purchase and, in those cases, the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(i)	Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(j)	Indemnifications – Artisan Partners Funds indemnifies its officers and directors for certain liabilities that may arise from the

Artisan Partners Funds	97

NOTES TO FINANCIAL STATEMENTS

performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of September 30, 2025, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(k)	When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(l)	Unfunded Commitments – Pursuant to the terms of certain term loan agreements, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund, and High Income Fund may be obligated to fund term loan commitments at the borrower’s discretion. During the year, Floating Rate Fund and High Income Fund had unfunded loan commitments, which were recorded at market value. Unrealized gains and losses are presented separately as “Net increase (decease) in unrealized appreciation or depreciation on Unfunded loan commitments” in the Statements of Operations. As of September 30, 2025, Floating Rate Fund and High Income Fund had unfunded loan commitments in the amount of $68,612 and $975,000, respectively.

(m)	Redemption Fees – Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund and High Income Fund generally impose a 2% redemption fee on the redemption or exchange of shares owned for 90 days or less. Effective March 14, 2025, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund eliminated the 2% redemption fee. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserves the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believes such waiver is in the best interest of the Fund, including, but not limited to, when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short- term trading. During the year ended September 30, 2025, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund and High Income Fund waived the redemption fee for shares held by certain authorized agents or other Fund intermediaries.

(n)	Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale), including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

In order to terminate the short sale, the Fund that borrowed the security is obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the Fund terminates the short sale. This loss may be unlimited. The Fund will realize a gain if the security declines in price between those dates. The gain is limited to the price at which the Fund sold the security short. The amount of any economic gain will be decreased, and the amount of any economic loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The Funds incur expenses as a result of executing short sales.

During the year ended September 30, 2025, Global Unconstrained Fund engaged in short sales and paid dividends and interest on securities sold short, which is included in “Dividends on securities sold short” and “Interest on securities sold short”, as applicable, in the Statements of Operations. During the year ended September 30, 2025, Global Unconstrained Fund incurred fees and expenses on short sales, which is included in “Other operating expenses” in the Statements of Operations. As of September 30, 2025, Global Unconstrained Fund had open short sale positions as shown in the Schedule of Investments.

(o)	Repurchase Agreements - Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present acceptable credit risks. Artisan Partners will review and

98	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

monitor the creditworthiness of such institutions and will consider the capitalization of the institution, Artisan Partners’ prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies and other relevant factors. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Fund is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty.

To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund’s ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the US Bankruptcy Code, each Fund intends to comply with provisions under the Bankruptcy Code that would allow it to immediately sell such collateral. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund held repurchase agreements during the year ended September 30, 2025. As of September 30, 2025, Global Unconstrained Fund had open repurchase agreements as shown in the Schedule of Investments.

(p)	Reverse Repurchase Agreements - The Funds may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. The gross amount of cash received in exchange for securities sold plus accrued interest payments to be made by the Fund to counterparties are reflected as “Reverse repurchase agreements” in the Statements of Assets and Liabilities. Reverse repurchase agreements are recorded at contract value. Fair value of such agreements is equivalent to contract value and would represent Level 2 Investments. Interest payments made on reverse repurchase agreements are recorded as a component of “Interest expense” in the Statements of Operations.

For the year ended September 30, 2025, the average borrowings for Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund were $352,914 and $3,959,348, respectively. The average borrowing rate for each fund was 0.17% and 4.23%, respectively. As of September 30, 2025, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund had open reverse repurchase agreements as shown in the Schedule of Investments.

(q)	Securities Lending – In order to generate incremental revenue, a Fund may participate in a securities lending program, in which securities from its portfolio may be loaned to third parties. As a matter of policy, securities loans by such Funds are made to broker-dealers or other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before a Fund can dispose of it. The borrower pays to a participating Fund an amount equal to any dividends or interest received on securities lent (known as “manufactured payments” or “substitute payments”). Manufactured payments for dividends or interest received by a participating Fund while its securities are loaned out will not be considered qualified dividend income and will have other tax implications. To the extent that a Fund makes a distribution of income received by the Fund pursuant to loans of its portfolio securities, such income will not constitute qualified dividend income to noncorporate shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. A participating Fund retains all or a portion of the interest or dividend received on investment of the cash collateral and/or receives a fee from the borrower. The Funds will typically invest cash collateral in government money market funds. A participating Fund bears the risk of any loss on the investment of the collateral; any such loss may exceed, potentially by a substantial amount, any profit to the Fund from its securities lending activities. A participating Fund may recall loaned securities on demand.

Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (“GSAL”), currently serves as the securities lending agent for the Funds. GSAL receives as compensation for its services a portion of the amount earned by each Fund for lending securities.

Income from the securities lending program is recorded when earned or as soon as reliable information becomes available from the lending agent. Net income for each Fund is reflected as “Income from securities lending” in the Statements of Operations. During the year ended September 30, 2025, Global Discovery Fund, Global Equity Fund, Global Unconstrained Fund, Global Value Fund, High Income Fund, International Fund, International Value Fund, Mid Cap Value Fund, Small Cap Fund, Sustainable Emerging Markets Fund, Value Fund, and Value Income Fund participated in the securities lending program. As of September 30, 2025, High Income Fund, International Fund, Mid Cap Value Fund, Sustainable Emerging

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Markets Fund, and Value Income Fund had securities on loan as shown in the Schedules of Investments.

(r)	ReFlow Liquidity Program – The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program (“Program”), which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the Program, ReFlow provides participating mutual funds (such as the Funds) with a source of cash to meet all, or a portion, of net shareholder redemptions. Following purchases of a Fund’s shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow or at other times at ReFlow’s or Artisan Partners’ discretion. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 14 basis points of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of the Fund and its shareholders. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will not be subject to the Funds’ investment minimums, redemption fees, if applicable, or trading that is considered inappropriate, which may include frequent or short-term trading. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in-kind in accordance with Artisan Partners Funds’ policy on purchases and redemptions in-kind. During the year ended September 30, 2025, Focus Fund, Global Opportunities Fund, Global Value Fund, International Small-Mid Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund and Value Fund participated in the ReFlow program. Fees associated with ReFlow are disclosed as “ReFlow fees” in the Statements of Operations. Certain offsetting benefits of utilizing the ReFlow service, such as reduced transactions costs, may impact “Net increase in net assets resulting from operations” in the Statements of Operations. Gains on redemptions in-kind are included in “Net realized gain (loss) on Investments” in the Statements of Operations and were not recognized for federal income tax purposes. The shares ReFlow subscribed to, redemptions in-kind, gains on redemptions in-kind, fees and total expense ratio (“TER”) impact during the year were as follows:

		Redemptions In-Kind
		From Securities	Gain on
	Shares ReFlow	Redeemed	Redemptions In-Kind	ReFlow Fees
Fund	Subscribed to	(in thousands)	(in thousands)	(in thousands)	Impact to TER
Focus	5,890,002	$117,021	$57,755	$199	.02%
Global Opportunities	14,911,198	477,257	247,432	719	.03
Global Value	2,955,215	76,352	51,967	111	.00	*
International Small-Mid	7,601,114	120,512	42,915	256	.01
International Value	1,568,555	81,868	49,441	120	.00	*
Mid Cap	8,092,391	320,006	236,764	502	.01
Mid Cap Value	8,320,734	125,311	103,903	193	.02
Small Cap	3,011,986	92,068	70,518	149	.01
Value	1,606,010	23,296	15,445	33	.01

*	Less than 0.005%

(s)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, information was not available to the Funds on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded, revised or canceled as soon after the ex-dividend date as reliable information became available to the Funds. During the year ended September 30, 2025, Developing World Fund, Focus Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Small-Mid Fund, International Value Fund and Value Fund received EU tax reclaim payments and interest on tax reclaim payments. These reclaims were not previously accrued for due to the uncertainty of collectability and interest on the tax reclaim payments. The amount of tax reclaims is included in “Foreign dividend tax reclaims” and interest on those tax reclaim payments is included in “Interest” in the Statements of Operations. Reclaims and interest received on reclaims that are received in a currency other than USD are converted to USD using the foreign currency translation as outlined in the Notes to Financial Statements.

Non-cash dividends related to corporate actions, if any, were included in dividend income, and generally recorded at the fair market value of securities received. Interest income, less foreign taxes withheld, if any, was recorded on the accrual basis and included accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

100	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

(t)	Operating Segments - During the year ended September 30, 2025, the Funds adopted Accounting Standards Update (“ASU”) No. 2023-07 (“ASU 2023-07”), “Segment Reporting (Topic 280)”. The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations. An operating segment is defined in Segment Reporting (Topic 280) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund operates as a single operating segment, which derives its revenue from investments made in accordance with each Fund's defined investment objectives. Each Fund's CODM is represented by the Adviser. The CODM manages the operations of each Fund to achieve its investment objectives through the execution of each Fund's investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio composition, total returns, expense ratios and changes in net assets of each Fund which are consistent with the information contained in the financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements of each Fund.

(u)	New Accounting Pronouncements - In December 2023, FASB issued ASU No. 2023-09 (“ASU 2023-09”), “Improvements to Income Tax Disclosures”, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

(3) Risks:

Like all mutual funds, the Funds take investment risks and it is possible for a shareholder to lose money by investing in a Fund. Investors in each Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. This section describes certain of the principal risks associated with investing in each Fund, but is not a complete list of every risk involved in investing in each Fund and the Fund may be exposed to additional risks not listed below. An investment in a Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

The success of a Fund is dependent on such Fund’s investment team’s investment decisions, which are based, in part, on the research process employed by the Fund’s investment team. The portfolio securities selected by the investment team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices. To the extent an investment team considers environmental, social and governance factors in its research process, such Fund may forgo certain investment opportunities and underperform funds that do not consider environmental, social and governance factors.

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

In addition, geopolitical events adversely affect global economies and securities markets, subjecting a Fund’s investments to related risks. War, terrorism, global health crises and pandemics, sanctions, tariffs, the imposition of exchange controls or other crossborder trade barriers and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on the US and world economies and markets generally.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation,

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regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Investment risks typically are greater in emerging and developing markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. The securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security may fall in response to increases in interest rates. Each Fund that may invest in fixed income securities may invest in debt securities without considering the maturity of the investment. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the US and outside the US may affect each Fund’s debt investments unfavorably.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade or be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds.

Investments in loans, including floating or adjustable rate loans, are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Floating Rate Fund and High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which a Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford a Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or meet redemption obligations until a substantial period after the sale of the loans.

As non-diversified funds, Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, International Explorer Fund, and Select Equity Fund may invest a larger portion of their assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

Operational failures, cyber-attacks or other disruptions that affect the Funds’ service providers, the Funds’ counterparties, other

102	Artisan Partners Funds

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market participants or the issuers of securities held by the Funds may adversely affect the Funds and their shareholders, including by causing losses for the Funds or impairing Fund operations.

A Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by Artisan Partners. For example, changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If a Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction.

In addition to the risks of an adverse change in the value of the underlying reference asset, a Fund’s use of derivatives, including, but not limited to, over-the-counter (“OTC”) derivatives, involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage and may be highly volatile, and a Fund could lose more than the amount it invests, especially in unusual or extreme market conditions. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

US and non-US legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act, have resulted in, and may in the future result in, new regulation of derivative instruments and a Fund’s use of such instruments. New regulations could, among other things, restrict a Fund’s ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to the Fund) and/or increase the costs of such transactions, and a Fund may as a result be unable to execute its investment strategies in a manner Artisan Partners might otherwise choose. In connection with Rule 18f-4 under the 1940 Act, the Funds have adopted a derivatives risk management program that takes into account how a Fund’s derivatives use affects its investment portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management.

Emerging Markets Debt Opportunities Fund’s and Global Unconstrained Fund’s investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. Sovereign governments may default on their debt obligations for a number of reasons, including social, political, economic and diplomatic changes in countries issuing sovereign debt.

(4) Fair Value Measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an asset or purchasing a liability in an orderly transaction to/from an independent buyer/seller in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note 2(b). A description

Artisan Partners Funds	103

NOTES TO FINANCIAL STATEMENTS

of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, sovereign bonds, equity-linked securities, treasury bills, foreign currency forward contracts, other derivatives, and foreign equity securities in which the closing prices or bid quotations are adjusted for significant events, local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of September 30, 2025 (in thousands). Refer to each Fund's Schedule of Investments for industry or country classifications.

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Fund	Quoted Prices	Observable Inputs	Unobservable Inputs		Total
Developing World
Assets Description
Common Stocks
Americas	$1,484,071	$—	$—		$1,484,071
Emerging Markets	1,099,517	812,156	—		1,911,673
Europe	49,911	294,595	—		344,506
Pacific Basin	400,555	64,206	—		464,761
Investment Company	145,124	—	—		145,124
Total Assets	3,179,178	1,170,957	—		4,350,135

Emerging Markets Debt Opportunities
Assets Description
Sovereign Government Bonds	—	64,867	—		64,867
Corporate Bonds	—	21,694	1,700		23,394
Bank Loans	—	1,639	5,319		6,958
Convertible Bond	—	158	—		158
Common Stock	—	—	—	(1)	— (1)
Sovereign Government Treasury Bills	—	20,101	—		20,101
U.S. Treasury Obligations	—	9,672	—		9,672
Investment Companies	1,652	—	—		1,652
Foreign Currency Forward Contracts(2)	—	1,366	—		1,366
Futures Contracts(2)	25	—	—		25
Centrally Cleared Interest Rate Swaps(2)	—	295	—		295
Total Assets	1,677	119,792	7,019		128,488
Liabilities Description
Foreign Currency Forward Contracts(2)	—	(580)	—		(580)
Futures Contracts(2)	(63)	—	—		(63)
Centrally Cleared Interest Rate Swaps(2)	—	(271)	—		(271)
OTC Total Return Swap Contracts(2)	—	—	(4)		(4)
Total Liabilities	(63)	(851)	(4)		(918)
Total	1,614	118,941	7,015		127,570

Floating Rate
Assets Description
Bank Loans	—	75,814	—		75,814
Corporate Bonds	—	3,545	—		3,545
Common Stocks	—	661	—		661
Preferred Stock	—	63	—		63
Warrant	—	—	—	(1)	— (1)
Investment Company	2,365	—	—		2,365
Total Assets	2,365	80,083	—	(1)	82,448

104	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Focus
Assets Description
Common Stocks	$964,554	$176,706	$—		$1,141,260
Options Purchased	57,738	—	—		57,738
Investment Company	41,549	—	—		41,549
Foreign Currency Forward Contracts(2)	—	308	—		308
OTC Total Return Swap Contracts(2)	—	30,954	—		30,954
Total Assets	1,063,841	207,968	—		1,271,809
Liabilities Description
Foreign Currency Forward Contracts(2)	—	(392)	—		(392)
Total Liabilities	—	(392)	—		(392)
Total	1,063,841	207,576	—		1,271,417

Global Discovery
Assets Description
Common Stocks
Americas	130,559	—	—		130,559
Europe	18,574	41,432	—		60,006
Pacific Basin	6,007	—	—		6,007
Investment Company	8,818	—	—		8,818
Total Assets	163,958	41,432	—		205,390

Global Equity
Assets Description
Common Stocks
Americas	32,606	—	—		32,606
Emerging Markets	5,395	60,888	—	(1)	66,283
Europe	668	86,557	—		87,225
Pacific Basin	—	13,391	—		13,391
Investment Company	81	—	—		81
Total Assets	38,750	160,836	—	(1)	199,586

Global Opportunities
Assets Description
Common Stocks
Americas	1,210,660	—	—		1,210,660
Emerging Markets	—	142,088	—		142,088
Europe	93,299	395,309	—		488,608
Pacific Basin	49,218	46,749	—		95,967
Investment Company	17,318	—	—		17,318
Total Assets	1,370,495	584,146	—		1,954,641

Global Unconstrained
Assets Description
Sovereign Government Bonds	—	224,512	—		224,512
Corporate Bonds	—	66,829	7,898		74,727
Common Stocks	15,478	9,122	—	(1)	24,600
Bank Loans	—	6,687	15,953		22,640
Exchange Traded Fund	8,160	—	—		8,160
Closed End Fund	1,020	—	—		1,020
Convertible Bond	—	381	—		381
Warrant	—	—	110		110
Sovereign Government Treasury Bills	—	86,855	—		86,855
U.S. Treasury Obligations	—	20,306	—		20,306
Repurchase Agreements	—	61,056	—		61,056

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NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Global Unconstrained (continued)
Investment Companies	$2,722	$—	$—		$2,722
Foreign Currency Forward Contracts(2)	—	2,823	—		2,823
Futures Contracts(2)	356	—	—		356
Centrally Cleared Credit Default Swaps(2)	—	244	—		244
Centrally Cleared Interest Rate Swaps(2)	—	188	—		188
Total Assets	27,736	479,003	23,961		530,700
Liabilities Description
Common Stock	—	(1,768)	—		(1,768)
Exchange Traded Funds	(13,798)	—	—		(13,798)
Corporate Bonds	—	(15,933)	—		(15,933)
Sovereign Government Bonds	—	(39,319)	—		(39,319)
Foreign Currency Forward Contracts(2)	—	(2,931)	—		(2,931)
Futures Contracts(2)	(360)	—	—		(360)
Centrally Cleared Credit Default Swaps(2)	—	(4,456)	—		(4,456)
Centrally Cleared Interest Rate Swaps(2)	—	(697)	—		(697)
OTC Credit Default Swap Contracts(2)	—	(38)	—		(38)
OTC Interest Rate Swap Contracts(2)	—	(97)	—		(97)
OTC Total Return Swap Contracts(2)	—	—	(13)		(13)
Total Liabilities	(14,158)	(65,239)	(13)		(79,410)
Total	13,578	413,764	23,948		451,290

Global Value
Assets Description
Common Stocks
Americas	1,295,436	207,339	—		1,502,775
Emerging Markets	—	125,066	—		125,066
Europe	—	989,115	—		989,115
Investment Company	126,361	—	—		126,361
Foreign Currency Forward Contracts(2)	—	865	—		865
Total Assets	1,421,797	1,322,385	—		2,744,182
Liabilities Description
Foreign Currency Forward Contracts(2)	—	(1,194)	—		(1,194)
Total Liabilities	—	(1,194)	—		(1,194)
Total	1,421,797	1,321,191	—		2,742,988

High Income
Assets Description
Corporate Bonds	—	6,814,190	—		6,814,190
Bank Loans	—	2,707,499	—		2,707,499
Common Stocks	—	53,727	—		53,727
Preferred Stock	—	1,902	—		1,902
Warrant	—	—	—	(1)	— (1)
Investment Company	765,789	—	—		765,789
Foreign Currency Forward Contracts(2)	—	100	—		100
Total Assets	765,789	9,577,418	—	(1)	10,343,207
Liabilities Description
Foreign Currency Forward Contracts(2)	—	(197)	—		(197)
Total Liabilities	—	(197)	—		(197)
Total	765,789	9,577,221	—	(1)	10,343,010

International
Assets Description
Common Stocks
Americas	300,780	3,015	—		303,795
Emerging Markets	304,204	1,316,188	—	(1)	1,620,392
Europe	20,252	3,529,232	—		3,549,484
Pacific Basin	—	520,739	—		520,739

106	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
International (continued)
Assets Description (continued)
Investment Company	$134,483	$—	$—		$134,483
Total Assets	759,719	5,369,174	—	(1)	6,128,893

International Explorer
Assets Description
Common Stocks
Americas	10,104	34,151	—		44,255
Emerging Markets	—	24,272	—		24,272
Europe	10,439	198,316	—		208,755
Pacific Basin	—	75,256	—		75,256
Convertible Bond
Europe	—	—	4,050		4,050
Investment Company	50,351	—	—		50,351
Total Assets	70,894	331,995	4,050		406,939

International Small-Mid
Assets Description
Common Stocks
Americas	687,913	14,868	—		702,781
Emerging Markets	125,188	18,393	—		143,581
Europe	22,028	1,424,744	—		1,446,772
Middle East	154,154	30,643	—		184,797
Pacific Basin	—	519,658	—		519,658
Total Assets	989,283	2,008,306	—		2,997,589

International Value
Assets Description
Common Stocks
Americas	6,922,799	2,417,236	—		9,340,035
Emerging Markets	200,536	4,188,943	22,600		4,412,079
Europe	404,039	20,369,453	—		20,773,492
Pacific Basin	—	5,028	—		5,028
Investment Company	5,215,874	—	—		5,215,874
Miscellaneous Securities	—	1,002,463	—		1,002,463
Foreign Currency Forward Contracts(2)	—	7,930	—		7,930
Total Assets	12,743,248	27,991,053	22,600		40,756,901
Liabilities Description
Foreign Currency Forward Contracts(2)	—	(19,941)	—		(19,941)
Total Liabilities	—	(19,941)	—		(19,941)
Total	12,743,248	27,971,112	22,600		40,736,960

Mid Cap
Assets Description
Common Stocks	3,727,484	—	—		3,727,484
Investment Company	42,749	—	—		42,749
Total Assets	3,770,233	—	—		3,770,233

Mid Cap Value
Assets Description
Common Stocks	888,874	—	—	(1)	888,874
Investment Company	17,379	—	—		17,379
Total Assets	906,253	—	—	(1)	906,253

Artisan Partners Funds	107

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Select Equity
Assets Description
Common Stocks	$55,385	$12,023	$—		$67,408
Investment Company	4,588	—	—		4,588
Foreign Currency Forward Contracts(2)	—	29	—		29
Total Assets	59,973	12,052	—		72,025
Liabilities Description
Foreign Currency Forward Contracts(2)	—	(36)	—		(36)
Total Liabilities	—	(36)	—		(36)
Total	59,973	12,016	—		71,989

Small Cap
Assets Description
Common Stocks	1,105,800	—	—		1,105,800
Total Assets	1,105,800	—	—		1,105,800

Sustainable Emerging Markets
Assets Description
Common Stocks
Americas	1,954	—	—		1,954
Emerging Markets	71,269	289,978	—	(1)	361,247
Europe	10,564	5,220	—		15,784
Pacific Basin	3,221	5,545	—		8,766
Investment Company	13,579	—	—		13,579
Total Assets	100,587	300,743	—	(1)	401,330

Value
Assets Description
Common Stocks	246,649	62,516	—		309,165
Investment Company	7,877	—	—		7,877
Total Assets	254,526	62,516	—		317,042

Value Income
Assets Description
Common Stocks	13,190	2,367	—		15,557
Preferred Stock	281	—	—		281
Corporate Bond	—	214	—		214
Investment Company	937	—	—		937
Total Assets	14,408	2,581	—		16,989
Liabilities Description
Written Options	(31)	—	—		(31)
Total Liabilities	(31)	—	—		(31)
Total	14,377	2,581	—		16,958

(1)	Includes one or more securities valued at $0.

(2)	Foreign currency forward contracts, futures contracts, OTC swap contracts and centrally cleared swap contracts are valued at unrealized appreciation (depreciation).

108	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Information about Level 3 fair value measurements (dollar value in thousands):

Assets	Fair Value at September 30, 2025		Valuation Technique	Unobservable Input(s)	Range	Weighted Average	Impact to Fair Value from an Increase in Input
Emerging Markets Debt Opportunities
Corporate Bond	$1,700		Market comparable(s)	Model-derived based on yield driven by option-adjusted spread of comparables	20.13%	20.13%	Increase
Common Stock	—	(1)	Cost	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
Bank Loans	5,319		Discounted Cash Flow	Benchmark Transaction Spread	4.27% - 19.71% (3.28)% - 1.26%	6.74% (0.73)%	Increase
OTC Total Return Swap Contracts	(4)		Broker quote	Indicative broker mark	$(0.04)	$(0.04)	Increase
Total	7,015
Floating Rate
Warrant	—	(1)	Cost	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
Global Equity
Common Stock	—	(1)	Last quote in a restricted market	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
Global Unconstrained
Common Stock	—	(1)	Cost	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
Corporate Bond	7,898		Market comparable(s)	Model-derived based on yield driven by option-adjusted spread of comparables	20.13%	20.13%	Increase
Warrant	110		Broker quote	Single broker quote	$7.40	$7.40	Increase
Bank Loans	15,953		Discounted Cash Flow	Benchmark Transaction Spread	4.27% - 19.71% (3.28)% - 1.26%	6.22% (0.98)%	Increase
OTC Total Return Swap Contracts	(13)		Broker quote	Indicative broker mark	$(0.04)	$(0.04)	Increase
Total	23,948
High Income
Warrant	—	(1)	Cost	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
International
Common Stock	—	(1)	Last quote in a restricted market	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
International Explorer
Convertible Bond	4,050		Jump Diffusion	Benchmark Transaction Spread Strike Volatility	8.04% 8.52% 4.50 - 11.25 56.30% - 70.69%	8.04% 8.52% 7.65 60.96%	Increase Increase Increase Increase
International Value
Common Stock	22,600		Mark-to-Model approach	Collateral Income Net Earned Premiums Profit Commission Losses	$11,814 - $17,242 $104,408 - $110,846 $(6,416) - $(7,743) $(63,194) - $(74,929)	$14,478 $108,384 $(7,085) $(71,413)	Increase Increase Increase Increase
Mid Cap Value
Common Stock	—	(1)	Cost	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
Sustainable Emerging Markets
Common Stock	—	(1)	Last quote in a restricted market	100% discount for uncertainty of liquidation value	N/A	N/A	N/A

(1)	Includes one or more securities valued at $0.

Artisan Partners Funds	109

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2025, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Debt Opportunities		Floating Rate		Global Equity		Global Unconstrained		High Income
Balance as of September 30, 2024	$2,756		$—	(1)	$—	(1)	$3,730		$—	(1)
Transfers into Level 3	—		—		—		—		—
Net change in unrealized appreciation (depreciation)	300		—		—		958		—
Purchases	4,993		—		—		20,627		—
Sales	(936)		—		—		(1,235)		—
Accrued Amortization	—	(2)	—		—		—	(2)	—
Realized Gain/Loss	(98)		—		—		(132)		—
Transfers out of Level 3	—		—		—		—		—
Balance as of September 30, 2025	$7,015		$—	(1)	$—	(1)	$23,948		$—	(1)
Net change in unrealized appreciation (depreciation) for investments held as of September 30, 2025	$254		$—		$—		$897		$—
	International		International Explorer		International Value		Mid Cap Value		Sustainable Emerging Markets
Balance as of September 30, 2024	$—	(1)	$—		$146,720		$—	(1)	$—	(1)
Transfers into Level 3	—		—		—		—		—
Net change in unrealized appreciation (depreciation)	—		62		(24,120)		—		—
Purchases	—		3,622		—		—		—
Sales	—		—		(100,000	)(3)	—		—
Accrued Amortization	—		366		—		—		—
Realized Gain/Loss	—		—		—		—		—
Transfers out of Level 3	—		—		—		—		—
Balance as of September 30, 2025	$—	(1)	$4,050		$22,600		$—	(1)	$—	(1)
Net change in unrealized appreciation (depreciation) for investments held as of September 30, 2025	$—		$62		$(24,120)		$—		$—

(1)	Includes one or more securities valued at $0.

(2)	Amount rounds to less than $1.

(3)	Represents reduction in cost from return of capital.

(5) Transfer Agent and Authorized Agent Fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the year. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. Some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such accounts. For Investor Shares and Advisor Shares of the Funds, each Fund paid all or a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. For Institutional Shares, the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. Artisan Partners, at its own expense, pays certain authorized agents for accounting and shareholder services (to the extent those fees are not paid by a Fund), and for distribution and marketing services performed with respect to the Funds. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the year ended September 30, 2025 (in thousands):

110	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	Year Ended 9/30/2025
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Developing World - Investor Shares	$33	$867	$900
Developing World - Advisor Shares	7	1,673	1,680
Developing World - Institutional Shares	22	—	22
Emerging Markets Debt Opportunities - Investor Shares	22	16	38
Emerging Markets Debt Opportunities - Advisor Shares	19	37	56
Emerging Markets Debt Opportunities - Institutional Shares	19	—	19
Floating Rate - Investor Shares	20	46	66
Floating Rate - Advisor Shares	20	30	50
Floating Rate - Institutional Shares	21	—	21
Focus - Investor Shares	27	90	117
Focus - Advisor Shares	6	674	680
Focus - Institutional Shares	19	—	19
Global Discovery - Investor Shares	25	71	96
Global Discovery - Advisor Shares	22	17	39
Global Discovery - Institutional Shares	21	—	21
Global Equity - Investor Shares	27	159	186
Global Equity - Advisor Shares	21	8	29
Global Equity - Institutional Shares	22	—	22
Global Opportunities - Investor Shares	40	1,449	1,489
Global Opportunities - Advisor Shares	20	453	473
Global Opportunities - Institutional Shares	23	—	23
Global Unconstrained - Investor Shares	19	51	70
Global Unconstrained - Advisor Shares	5	194	199
Global Unconstrained - Institutional Shares	27	—	27
Global Value - Investor Shares	34	534	568
Global Value - Advisor Shares	13	307	320
Global Value - Institutional Shares	10	—	10
High Income - Investor Shares	17	1,655	1,672
High Income - Advisor Shares	15	3,386	3,401
High Income - Institutional Shares	12	—	12
International - Investor Shares	155	3,334	3,489
International - Advisor Shares	17	788	805
International - Institutional Shares	20	—	20
International Explorer - Advisor Shares	13	165	178
International Explorer - Institutional Shares	21	—	21
International Small-Mid - Investor Shares	40	339	379
International Small-Mid - Advisor Shares	14	810	824
International Small-Mid - Institutional Shares	10	—	10
International Value - Investor Shares	48	7,428	7,476
International Value - Advisor Shares	23	11,031	11,054
International Value - Institutional Shares	16	—	16
Mid Cap - Investor Shares	87	2,357	2,444
Mid Cap - Advisor Shares	17	449	466
Mid Cap - Institutional Shares	20	—	20
Mid Cap Value - Investor Shares	75	613	688
Mid Cap Value - Advisor Shares	23	190	213
Mid Cap Value - Institutional Shares	21	—	21
Select Equity - Investor Shares	23	16	39
Select Equity - Advisor Shares	21	1	22
Select Equity - Institutional Shares	21	—	21
Small Cap - Investor Shares	77	995	1,072
Small Cap - Advisor Shares	21	201	222
Small Cap - Institutional Shares	25	—	25
Sustainable Emerging Markets - Investor Shares	24	33	57
Sustainable Emerging Markets - Advisor Shares	17	55	72
Sustainable Emerging Markets - Institutional Shares	18	—	18

Artisan Partners Funds	111

NOTES TO FINANCIAL STATEMENTS

	Year Ended 9/30/2025
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Value - Investor Shares	$34	$163	$197
Value - Advisor Shares	22	71	93
Value - Institutional Shares	21	—	21
Value Income - Investor Shares	22	18	40
Value Income - Advisor Shares	21	2	23
Value Income - Institutional Shares	21	—	21

(6) Derivative Transactions

Each Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

In connection with Rule 18f-4 under the 1940 Act, the Funds have adopted a derivative risk management program that takes into account how its derivatives use affects its portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management. To the extent a Fund is not a limited derivatives user (as defined in Rule 18f-4), Rule 18f-4, among other things, limits a Fund’s derivatives exposure through a value-at-risk test and requires such Funds to adopt and implement a derivatives risk management program that is reasonably designed to manage the Funds’ derivatives risks. Subject to certain conditions, Funds that are limited derivatives users are not subject to the full requirements of Rule 18f-4. In order to qualify as a limited derivatives user, a Fund’s derivatives “exposure” (as defined in Rule 18f-4) cannot exceed 10% of its net assets, excluding certain currency or interest rate derivatives used for hedging purposes in accordance with specific requirements set out in Rule 18f-4. Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Focus Fund, Global Unconstrained Fund and High Income Fund are full derivatives users while the remaining Funds are limited derivatives users.

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Forward currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in US dollars or foreign currencies). A Fund may not engage in speculative currency exchange transactions. Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, Global Value Fund, High Income Fund, International Value Fund, and Select Equity Fund each used foreign currency contracts for hedging currency exposure during the year ended September 30, 2025.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.

Futures Transactions

Each Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund used futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument during the year ended September 30, 2025.

112	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as “Deposits with broker for futures contracts” in the Statements of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

Options Transactions

Each Fund may purchase and write (sell) put options and call options on securities or indexes.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in “Investments in securities, unaffiliated, at value” and “Written options, at value”, respectively, in the Statements of Assets and Liabilities. Focus Fund, Global Unconstrained Fund, and Value Income Fund held option contracts during the year ended September 30, 2025.

Each Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in a Fund’s use of options. None of the Funds invested in swaptions during the year.

If a written option expires, a Fund realizes a gain equal to the premium received at the time the option was written. If a purchased option expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from writing a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options written are included in “Net realized gain (loss) on Investments, from affiliated issuers” and “Net realized gain (loss) on Written options”, respectively, in the Statements of Operations. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. During the year ended September 30, 2025, Focus Fund and Value Income Fund used options transactions to enhance alpha and minimize downside market risk. Global Unconstrained Fund used options to create investment leverage.

Swap Transactions

Each Fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. An example of one type of swap involves the exchange by the Fund with another party of their respective commitments to pay or receive cash flows, for example, an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swaps are fair valued daily and changes in value are recorded as “Net increase (decrease) in unrealized appreciation or depreciation on Swap contracts” in the Statements of Operations. Upon entering a swap agreement, any payments received or paid at the beginning of the measurement period are reflected in the Schedules of Investments and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market factors. These upfront payments are recorded as “Net realized gain (loss) on Swap contracts” in the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as “Net realized gain (loss) on Swap contracts” in the Statements of Operations. Net periodic payments received or paid by a Fund are

Artisan Partners Funds	113

NOTES TO FINANCIAL STATEMENTS

included as part of “Net realized gain (loss) on Swap contracts” in the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as “Receivable for variation margin on centrally cleared swap contracts” or ““Payable for variation margin on centrally cleared swap contracts”, as applicable, in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party or derivatives clearing organization when the swap contract is executed and is recorded as “Cash pledged for centrally cleared swap contracts” in the Statements of Assets and Liabilities.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease a Fund’s exposure to long or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if a Fund agrees to exchange payments in US dollars for payments in a non-US currency, the swap agreement would tend to decrease a Fund’s exposure to US interest rates and increase its exposure to that non-US currency and interest rates.

A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to a Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency.

Under certain circumstances, suitable transactions may not be available to a Fund, or a Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

A credit default swap on a bond is an agreement between a Fund and a counterparty that enables a Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a specific default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a US or non-US corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

Each Fund may enter into credit default swap contracts as protection buyer in order to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection).

Each Fund may enter into credit default swap contracts as seller protection. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When a Fund acts as a seller of credit default swap protection, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer up to the full notional value of the reference obligation. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement.

Each Fund may also engage in total return swaps, in which payments made by a Fund or the counterparty are based on the

114	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination or basket of such securities, or an index). Total return swap agreements may be used to obtain exposure to a security, commodity, or market without owning or taking physical custody of such security or investing directly in such market. Swaps carry counterparty risks that cannot be fully anticipated. Each Fund may also enter into swap agreements on futures contracts including, but not limited to, index futures contracts. Swap agreements on futures contracts are generally subject to the same risks involved in the Fund’s use of futures contracts, in addition to the risks involved in the Fund’s use of swap agreements. A total return swap, or a swap on a futures contract, may add leverage to a portfolio by providing investment exposure to an underlying asset or market where the Fund does not own or take physical custody of such asset or invest directly in such market.

Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when a Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s NAV. During the year ended September 30, 2025, Emerging Markets Debt Opportunities Fund, Focus Fund, and Global Unconstrained Fund used swap transactions to create investment leverage.

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of September 30, 2025 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Assets and Liabilities Location	Value
Emerging Markets Debt Opportunities	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$1,366
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(580)
	Interest rate	Futures contracts	Payable for variation margin on futures contracts	(38)*
	Interest rate	Centrally cleared swap contracts	Receivable for variation margin on centrally cleared swap contracts	24 *
	Interest rate	Over the counter swap contracts	Swap contracts, at value	(4)
Focus	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	308
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(392)
	Equity	Over the counter swap contracts	Swap contracts, at value	30,954 *
	Equity	Purchased options contracts	Investments in securities, unaffiliated, at value	57,738
Global Unconstrained	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	2,823
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(2,931)
	Interest rate	Futures contracts	Receivable for variation margin on futures contracts	48 *
	Equity	Futures contracts	Payable for variation margin on futures contracts	(195)*
	Commodity	Futures contracts	Receivable for variation margin on futures contracts	143 *
	Credit	Centrally cleared swap contracts	Payable for variation margin on centrally cleared swap contracts	(4,212)*
	Interest rate	Centrally cleared swap contracts	Payable for variation margin on centrally cleared swap contracts	(509)*
	Credit	Over the counter swap contracts	Swap contracts, at value	(97)
	Interest rate	Over the counter swap contracts	Swap contracts, at value	(107)
Global Value	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	865
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(1,194)
High Income	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	100
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(197)
International Value	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	7,930
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(19,941)
Select Equity	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	29
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(36)
Value Income	Equity	Written option contracts	Written options, at value	(31)

*	Futures contracts and centrally cleared swap contracts are valued in this table at unrealized appreciation (depreciation). Amounts reported in the Statements of Assets and Liabilities reflect only the current day’s variation margin related to these contracts.

The effect of derivative instruments in the amount of realized gain (loss) and net increase (decrease) in unrealized appreciation or depreciation recognized in the Statements of Operations for the year ended September 30, 2025 was as follows (in thousands):

Artisan Partners Funds	115

NOTES TO FINANCIAL STATEMENTS

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Unrealized Appreciation (Depreciation)
Emerging Markets Debt Opportunities	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	$(135)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	$648
	Interest rate	Futures contracts	Net realized gain (loss) on futures contracts	419	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	24
	Credit	Swap contracts	Net realized gain (loss) on swap contracts	27	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	4
	Interest rate	Swap contracts	Net realized gain (loss) on swap contracts	319	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	(679)
Focus	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	(3,945)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	1,421
	Equity	Written options contracts	Net realized gain (loss) on written options	(3,924)	Net increase (decrease) in unrealized appreciation or depreciation on written options	(548)
	Equity	Purchased option contracts	Net realized gain (loss) on investments, from unaffiliated issuers	(12,567)	Net increase (decrease) in unrealized appreciation or depreciation on investments, from unaffiliated issuers	2,706
	Equity	Swap contracts	Net realized gain (loss) on swap contracts	(8,581)	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	30,954
Global Unconstrained	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	(7,680)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	284
	Interest rate	Futures contracts	Net realized gain (loss) on futures contracts	45	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	114
	Equity	Futures contracts	Net realized gain (loss) on futures contracts	(1,584)	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	(127)
	Commodity	Futures contracts	Net realized gain (loss) on futures contracts	(380)	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	143
	Equity	Purchased option contracts	Net realized gain (loss) on investments, from unaffiliated issuers	(64)	Net increase (decrease) in unrealized appreciation or depreciation on investments, from unaffiliated issuers	59
	Credit	Swap contracts	Net realized gain (loss) on swap contracts	(3,600)	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	(3,285)
	Interest rate	Swap contracts	Net realized gain (loss) on swap contracts	323	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	(471)
Global Value	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	—	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	(329)
High Income	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	(507)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	41
International Value	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	—	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	(12,011)
Select Equity	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	—	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	(7)
Value Income	Equity	Written options contracts	Net realized gain (loss) on written options	22	Net increase (decrease) in unrealized appreciation or depreciation on written options	9

116	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

The average monthly notional amount outstanding for each derivative type for the year ended September 30, 2025 was as follows (dollar value in thousands):

Fund	Derivative Type	Average Monthly Notional Amount
Emerging Markets Debt Opportunities	Centrally cleared credit default swaps	$1,983
	Centrally cleared interest rate swaps	29,551
	Foreign currency forward contracts - purchased	41,092
	Foreign currency forward contracts - sold	37,266
	Futures contracts - short	36,245
	Overnight index swap	16,815
	Total return swaps	669
	Variable rate swap	13,941
Focus	Foreign currency forward contracts - purchased	35,979
	Foreign currency forward contracts - sold	135,871
	Purchased options contracts	52,961
	Total return swaps	28,911
	Written options contracts	1,440
Global Unconstrained	Centrally cleared credit default swaps	223,619
	Centrally cleared interest rate swaps	17,982
	Credit index swap	15,248
	Foreign currency forward contracts - purchased	81,212
	Foreign currency forward contracts - sold	172,961
	Futures contracts - long	12,729
	Futures contracts - short	69,170
	Overnight index swap	14,731
	Purchased options contracts	1
	Total return swaps	2,423
	Variable rate swap	26,549
Global Value	Foreign currency forward contracts - purchased	47,560
	Foreign currency forward contracts - sold	65,317
High Income	Foreign currency forward contracts - purchased	102
	Foreign currency forward contracts - sold	14,321
International Value	Foreign currency forward contracts - purchased	511,229
	Foreign currency forward contracts - sold	968,099
Select Equity	Foreign currency forward contracts - purchased	1,517
	Foreign currency forward contracts - sold	2,029
Value Income	Written options contracts	44

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. All OTC derivatives held at year end were subject to netting arrangements. The following tables present the Funds' derivative assets and liabilities by OTC counterparty net of amounts available for offset under International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA”) and net of the related collateral received/pledged by the Funds as of September 30, 2025 (in thousands). Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Artisan Partners Funds	117

NOTES TO FINANCIAL STATEMENTS

		Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities†	Financial Instrument	Collateral Received*	Net Amount (Not Less Than $0)
Emerging Markets Debt Opportunities	Citibank, N.A.	$69	$(69)	$—	$—
	Citigroup Global Markets	346	(188)	—	158
	Deutsche Bank AG	37	(8)	—	29
	ICBC Standard Bank Plc	374	(12)	(330)	32
	JPMorgan Chase Bank, N.A.	164	(160)	—	4
	Morgan Stanley Capital Services	4	—	—	4
	Societe Generale	132	(11)	(110)	11
	Standard Chartered Bank	240	(35)	—	205
Focus	JPMorgan Chase Bank, N.A.	308	(308)	—	—
	Morgan Stanley & Co International plc	30,954	—	(30,954)	—
Global Unconstrained	Citibank, N.A.	160	(160)	—	—
	Deutsche Bank AG	226	(39)	(110)	77
	ICBC Standard Bank Plc	558	(176)	(240)	142
	JPMorgan Chase Bank, N.A.	963	(963)	—	—
	Standard Chartered Bank	916	(794)	—	122
Global Value	JPMorgan Chase Bank, N.A.	865	(865)	—	—
High Income	Bank of America	100	(100)	—	—
International Value	JPMorgan Chase Bank, N.A.	7,930	(7,930)	—	—
Select Equity	JPMorgan Chase Bank, N.A.	29	(29)	—	—

		Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements of Assets and Liabilities†	Financial Instrument	Collateral Pledged*	Net Amount (Not Less Than $0)
Emerging Markets Debt Opportunities	Citibank, N.A.	$170	$(69)	$(101)	$—
	Citigroup Global Markets	188	(188)	—	—
	Deutsche Bank AG	8	(8)	—	—
	ICBC Standard Bank Plc	12	(12)	—	—
	JPMorgan Chase Bank, N.A.	160	(160)	—	—
	Societe Generale	11	(11)	—	—
	Standard Chartered Bank	35	(35)	—	—
Focus	JPMorgan Chase Bank, N.A.	392	(308)	—	84
Global Unconstrained	Citibank, N.A.	523	(160)	(363)	—
	Deutsche Bank AG	39	(39)	—	—
	Goldman Sachs International	40	—	—	40
	ICBC Standard Bank Plc	176	(176)	—	—
	JPMorgan Chase Bank, N.A.	1,463	(963)	(500)	—
	Morgan Stanley & Co International plc	18	—	—	18
	Societe Generale	26	—	—	26
	Standard Chartered Bank	794	(794)	—	—
Global Value	JPMorgan Chase Bank, N.A.	1,194	(865)	—	329
High Income	Bank of America	197	(100)	—	97
International Value	JPMorgan Chase Bank, N.A.	19,941	(7,930)	—	12,011
Select Equity	JPMorgan Chase Bank, N.A.	36	(29)	—	7

†	All asset and liability amounts in this table are valued at unrealized appreciation (depreciation).
*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

The Funds enter into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund's net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position.

(7)	Related Party Transactions

(a)	Investment Advisory Agreement – The Adviser, with which the officers and one director of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the year ended September 30, 2025. In exchange for

118	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

those services, each Fund paid a monthly management fee to the Adviser as follows:

Developing World
Average Daily Net Assets	Annual Rate
Up to $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Over $5 billion	0.950

Floating Rate
Average Daily Net Assets	Annual Rate
Up to $1 billion	0.680%
$1 billion to $2 billion	0.660
$2 billion to $3.5 billion	0.640
$3.5 billion to $10 billion	0.620
Over $10 billion	0.600

Global Discovery
Average Daily Net Assets	Annual Rate
Up to $1 billion	0.975%
$1 billion to $2 billion	0.950
$2 billion to $3.5 billion	0.925
$3.5 billion to $5 billion	0.900
Over $5 billion	0.875

Global Opportunities
Average Daily Net Assets	Annual Rate
Up to $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Over $12 billion	0.800

Global Value
Average Daily Net Assets	Annual Rate
Up to $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Over $12 billion	0.900

International
Average Daily Net Assets	Annual Rate
Up to $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Over $12 billion	0.900

International Small-Mid
Average Daily Net Assets	Annual Rate
Up to $2 billion	1.050%
$2 billion to $3 billion	1.025
$3 billion to $4 billion	1.000
$4 billion to $5 billion	0.975
Over $5 billion	0.950
Emerging Markets Debt Opportunities
Select Equity
Average Daily Net Assets	Annual Rate
Up to $1 billion	0.750%
$1 billion to $2 billion	0.725
$2 billion to $3.5 billion	0.700
$3.5 billion to $5 billion	0.675
Over $5 billion	0.650

Focus
Average Daily Net Assets	Annual Rate
Up to $1 billion	1.000%
$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.950
$3.5 billion to $5 billion	0.925
Over $5 billion	0.900

Global Equity
Average Daily Net Assets	Annual Rate
Up to $1 billion	0.900%
$1 billion to $2 billion	0.875
$2 billion to $3.5 billion	0.850
$3.5 billion to $5 billion	0.825
Over $5 billion	0.800

Global Unconstrained
Average Daily Net Assets	Annual Rate
Up to $1 billion	0.950%
$1 billion to $2 billion	0.925
$2 billion to $3.5 billion	0.900
$3.5 billion to $5 billion	0.875
Over $5 billion	0.850

High Income
Average Daily Net Assets	Annual Rate
Up to $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Over $10 billion	0.625

International Explorer
Average Daily Net Assets	Annual Rate
Up to $500 million	1.050%
Over $500 million	1.000

International Value
Mid Cap value (Prior to May 31,2024)
Small Cap
Average Daily Net Assets	Annual Rate
Up to $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Over $1 billion	0.925

Artisan Partners Funds	119

NOTES TO FINANCIAL STATEMENTS

Mid Cap Value (Effective May 31,2024)
Average Daily Net Assets	Annual Rate
Up to $500 million	0.920%
$500 million to $750 million	0.895
$750 million to $1 billion	0.870
Over $1 billion	0.845

Value
Average Daily Net Assets	Annual Rate
Up to $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Over $7.5 billion	0.640
Sustainable Emerging Markets
Average Daily Net Assets	Annual Rate
Up to $1 billion	0.850%
$1 billion to $2 billion	0.825
$2 billion to $3.5 billion	0.800
$3.5 billion to $5 billion	0.775
Over $5 billion	0.750

Value Income
Average Daily Net Assets	Annual Rate
Up to $1 billion	0.700%
$1 billion to $2 billion	0.675
$2 billion to $3.5 billion	0.650
$3.5 billion to $5 billion	0.625
Over $5 billion	0.600

(b)	Expense Waivers and Reimbursements – The Adviser has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends or interest on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. The contractual limits continue through January 31, 2026 at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the year ended September 30, 2025 (dollar values in thousands).

For the year ended September 30, 2025, Value Income Fund incurred operating expenses of approximately $147,000 that were reimbursed by the Adviser. Receivables from and payables to the Adviser at September 30, 2025 are included in “Receivable from the Adviser” and “Payable for management fees”, respectively, in the Statements of Assets and Liabilities.

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Emerging Markets Debt Opportunities - Investor Shares	1.25%	56
Emerging Markets Debt Opportunities - Advisor Shares	1.15%	103
Emerging Markets Debt Opportunities - Institutional Shares	1.10%	116
Floating Rate - Investor Shares	1.20%	66
Floating Rate - Advisor Shares	1.10%	76
Floating Rate - Institutional Shares	1.05%	66
Focus - Investor Shares*	1.50%	—
Global Discovery - Investor Shares	1.40%	9
Global Discovery - Advisor Shares	1.30%	21
Global Discovery - Institutional Shares	1.25%	—
Global Equity - Investor Shares	1.35%	—
Global Equity - Advisor Shares	1.25%	33
Global Equity - Institutional Shares	1.20%	—
Global Unconstrained - Investor Shares**	1.24%	85
Global Unconstrained - Advisor Shares**	1.14%	398
Global Unconstrained - Institutional Shares**	1.09%	128
International Explorer - Advisor Shares	1.40%	—
International Explorer - Institutional Shares	1.35%	—
Select Equity - Investor Shares	1.25%	45
Select Equity - Advisor Shares	1.15%	36
Select Equity - Institutional Shares	1.10%	—
Sustainable Emerging Markets - Investor Shares	1.15%	46
Sustainable Emerging Markets - Advisor Shares	1.05%	55
Sustainable Emerging Markets - Institutional Shares	1.00%	27
Value - Investor Shares	0.98%	85
Value - Advisor Shares	0.88%	62
Value - Institutional Shares	0.83%	17
Value Income - Investor Shares	1.20%	64
Value Income - Advisor Shares	1.10%	56

120	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Value Income - Institutional Shares	1.05%	140

*	Effective March 6, 2024, a voluntary expense limit was put in place at 1.50% of average daily net assets. Effective May 31, 2024, the expense limit became contractual.

**	Prior to May 31, 2024, expense limit, as a percentage of average daily net assets, was 1.45%, 1.35% and 1.30% for Investor Shares, Advisor Shares and Institutional Shares, respectively.

During the year ended September 30, 2025, the Adviser reimbursed Focus Fund and Global Unconstrained Fund $94,795 and $1,831, respectively, for trading losses incurred due to trade errors.

(c)	Officers and Directors – The officers and director of the Funds who are affiliated with the Adviser receive no compensation from the Funds. For the year ended September 30, 2025, directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) received compensation for their services based on an annual fee of $325,000.

In addition, the independent chair and each committee chair receives an annual supplemental retainer as follows:

Amount
Independent board chair	$125,000
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000

These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” in the Statements of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d)	Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(8)	Line of Credit Arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of lenders, led by JPMorgan Chase Bank N.A., as lender and administrative agent that expires on June 3, 2026. Under the line of credit, each Fund can borrow an amount that would not exceed the lesser of (a) 33 1/3% of its adjusted net assets (for Floating Rate Fund, 20% prior to November 12, 2024, and then 25% thereafter) with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund was a party; provided that the aggregate borrowings by all the Funds may not exceed $450 million. The Funds paid a commitment fee at the annual rate of 0.15% on the unused portion of the line of credit and interest was charged on any borrowings at the highest of (i) Daily Simple SOFR in effect on such day plus 0.10% plus 1.00%, (ii) the federal funds effective rate in effect on such day plus 1.00% or (iii) the overnight bank funding rate in effect on such day plus 1.00%. The Funds also paid an agent’s fee and arrangement fee to JPMorgan Chase Bank N.A. and the Funds’ and administrative agent's legal expenses in connection with the line of credit, each as incurred. The fees were allocated to each Fund based on average net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the year ended September 30, 2025, there were borrowings under the line of credit as follows (dollar values in thousands):

Artisan Partners Funds	121

NOTES TO FINANCIAL STATEMENTS

Fund	Number of Days Utilizing Line of Credit	Average Borrowings	Average Borrowing Rates
Global Equity	6	$1,650	5.42%
International	2	67,075	5.40%
International Small-Mid	17	31,453	5.41%
Sustainable Emerging Markets	3	3,983	5.48%

All fees and interest expense related to the line of credit are included in “Other operating expenses” in the Statements of Operations. There were no borrowings outstanding at September 30, 2025.

(9)	Investment Transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, derivatives and short-term securities) for the year ended September 30, 2025 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$2,908,283	$2,941,406
Emerging Markets Debt Opportunities	88,175	66,004
Floating Rate	81,059	68,945
Focus	2,537,317	2,648,913
Global Discovery	151,519	213,896
Global Equity	318,373	355,882
Global Opportunities	1,450,859	1,678,480
Global Unconstrained	373,972	167,494
Global Value	424,610	531,522
High Income	3,913,350	2,587,743
International	5,766,843	6,091,517
International Explorer	243,083	64,820
International Small-Mid	1,321,259	2,906,365
International Value	9,392,831	8,076,586
Mid Cap	2,414,240	3,387,609
Mid Cap Value	464,995	531,976
Select Equity	24,235	14,321
Small Cap	766,851	990,553
Sustainable Emerging Markets	225,882	72,285
Value	111,437	133,111
Value Income	5,113	5,383

122	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(10)	Transactions in Securities of Affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the year ended September 30, 2025 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the year ended September 30, 2025.

	As of 9/30/2024						Net Increase (Decrease) in Unrealized	As of 9/30/2025
Funds	Shares / $ Principal Balance	Value	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Amortization	Appreciation or Depreciation	Shares / $ Principal Balance	Value	Dividend Income@
International Explorer
Common Stock
IQE plc *‡(1)	9,938	$2,221	$7,045	$—	$—	$—	$(3,141)	60,785	$6,125	$—
M&C Saatchi plc(1)	6,358	15,472	6,156	(5,861)	(642)	—	(3,043)	6,157	12,082	133
Convertible Bond
IQE plc , Zero coupon 03/13/2026(1)(2)(3)	—	—	3,622	—	—	366	62	3,292	4,050	—
Total		$17,693	$16,823	$(5,861)	$(642)	$366	$(6,122)		$22,257	$133

International Value
Common Stock
Barry Callebaut AG ‡(1)	260	480,483	342,952	(31,656)	(4,157)	—	(77,675)	517	709,947	10,096
Berkeley Group Holdings plc(1)	5,739	362,130	75,949	—	—	—	(61,598)	7,289	376,481	2,984
Brenntag SE(1)	9,844	733,975	593,673	—	—	—	(156,497)	19,543	1,171,151	28,134
ICON plc *‡	—	—	942,128	(50,174)	(8,876)	—	40,281	5,276	923,359	—
Koninklijke Philips NV ‡(1)	45,331	1,484,541	271,334	—	—	—	(208,587)	56,521	1,547,288	43,194
Pearson plc ‡(1)	30,381	411,657	102,313	(18,717)	2,108	—	16,893	36,183	514,254	9,997
Sensata Technologies Holding plc	9,305	333,662	52,078	(3,311)	705	—	(45,619)	11,048	337,515	4,941
Total		$3,806,448	$2,380,427	$(103,858)	$(10,220)	$—	$(492,802)		$5,579,995	$99,346

@	Net of foreign taxes withheld, if any.
*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(3)	Debt security that pays no cash income but is sold at a discount from its value at maturity.

‡	Issuer was not an affiliate as of September 30, 2024.

Artisan Partners Funds	123

NOTES TO FINANCIAL STATEMENTS

(11)	Information for Federal Income Tax Purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of September 30, 2025 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Developing World	$2,584,888	$1,770,491	$(5,244)	$1,765,247
Emerging Markets Debt Opportunities	123,830	5,647	(2,087)	3,560
Floating Rate	83,086	881	(1,519)	(638)
Focus	841,936	433,881	(4,400)	429,481
Global Discovery	149,311	59,651	(3,572)	56,079
Global Equity	156,485	49,559	(6,458)	43,101
Global Opportunities	1,406,158	571,262	(22,779)	548,483
Global Unconstrained	423,941	34,252	(15,174)	19,078
Global Value	1,619,442	1,172,149	(48,603)	1,123,546
High Income	10,347,476	268,111	(272,577)	(4,466)
International	4,726,173	1,600,742	(198,022)	1,402,720
International Explorer	380,771	46,139	(19,971)	26,168
International Small-Mid	2,307,044	788,986	(98,441)	690,545
International Value	29,686,412	11,879,564	(829,016)	11,050,548
Mid Cap	2,439,546	1,359,662	(28,975)	1,330,687
Mid Cap Value	694,591	230,356	(18,694)	211,662
Select Equity	50,864	22,425	(1,300)	21,125
Small Cap	833,089	307,139	(34,428)	272,711
Sustainable Emerging Markets	302,757	102,698	(4,125)	98,573
Value	234,324	92,371	(9,653)	82,718
Value Income	15,195	2,709	(946)	1,763

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of distributions paid during the year ended September 30, 2025 and the year ended September 30, 2024 were as follows (in thousands):

	Year Ended		Year Ended
	9/30/2025		9/30/2024
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Developing World	$—	$—	$—	$—
Emerging Markets Debt Opportunities	8,084	414	5,540	231
Floating Rate	6,063	—	6,042	—
Focus	120,847	—	—	—
Global Discovery	—	2,088	—	—
Global Equity	7,613	10,186	1,791	—
Global Opportunities	28,608	236,252	—	63,415
Global Unconstrained	16,079	343	5,784	210
Global Value	33,804	94,185	23,757	43,092
High Income	650,922	—	619,097	—
International	123,001	348,856	61,760	38,964
International Explorer	2,911	1,723	1,569	51
International Small-Mid	30,487	12,045	2,205	—
International Value	702,020	855,052	706,320	552,568
Mid Cap	—	512,682	—	—
Mid Cap Value	6,953	39,467	9,170	175,680

124	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	Year Ended		Year Ended
	9/30/2025		9/30/2024
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gain	Income	Capital Gain
Fund	Dividends	Distributions	Dividends	Distributions
Select Equity	$288	$432	$250	$—
Small Cap	—	64,696	—	—
Sustainable Emerging Markets	1,943	—	625	—
Value	6,213	17,495	3,388	13,269
Value Income	388	—	398	—

Value Income Fund had a return of capital during the year ended September 30, 2025 in the amount of $1 (in thousands), which is included in Ordinary Income Dividends. Floating Rate Fund had a return of capital during the year ended September 30, 2024 in the amount of $239 (in thousands).

Distributions on a tax basis were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, straddle loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for Focus Fund, Global Opportunities Fund, Global Value Fund, International Small-Mid Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund and Value Fund of approximately $57,755, $247,432, $51,967, $42,915, $49,441, $236,764, $103,903, $70,518 and $15,445 (in thousands), respectively, were included in “Net realized gain (loss) on Investments, from affiliated issuers” in the Statements of Operations for the year ended September 30, 2025, and were not recognized for federal income tax purposes. These net realized gains (losses) represent permanent book/tax differences and have been reclassified to “Fund shares issued and outstanding” in the Statements of Assets and Liabilities at September 30, 2025.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were recorded in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses, dividends in excess and utilization of earnings and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the net asset values of the Funds.

Permanent book and tax differences resulted in reclassifications to “Distributable earnings” and “Fund shares issued and outstanding” in the Statements of Assets and Liabilities at September 30, 2025 as follows (in thousands):

	Total	Fund Shares
	Distributable	Issued and
Fund	Earnings (Loss)	Outstanding
Developing World	$15,936	$(15,936)
Emerging Markets Debt Opportunities	(777)	777
Floating Rate	—	—
Focus	(63,098)	63,098
Global Discovery	(6,194)	6,194
Global Equity	(8,372)	8,372
Global Opportunities	(360,472)	360,472
Global Unconstrained	(1,651)	1,651
Global Value	(72,256)	72,256
High Income	—	—
International	(124,137)	124,137
International Explorer	(1,920)	1,920
International Small-Mid	(104,486)	104,486
International Value	(144,163)	144,163
Mid Cap	(404,704)	404,704
Mid Cap Value	(138,643)	138,643
Select Equity	(58)	58
Small Cap	(100,501)	100,501
Sustainable Emerging Markets	— (a)	—	(a)
Value	(22,531)	22,531

Artisan Partners Funds	125

NOTES TO FINANCIAL STATEMENTS

	Total	Fund Shares
	Distributable	Issued and
Fund	Earnings (Loss)	Outstanding
Value Income	2	(2)

(a) Amount rounds to less than $1

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2025. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2025.

Additional tax information as of and for the year ended September 30, 2025 follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)*	Tax Components of Net Assets Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Developing World	$—	$—	$—	$(15,144)	$(93,822)	$1,750,612	$1,641,646
Emerging Markets Debt Opportunities	2,357	—	(40)	—	(8)	1,384	3,693
Floating Rate	55	—	—	—	(1,784)	(639)	(2,368)
Focus	47,685	—	—	—	(114)	349,474	397,045
Global Discovery	1,721	25,464	—	—	(21)	56,090	83,254
Global Equity	15,814	18,077	—	—	(20)	43,139	77,010
Global Opportunities	—	62,826	—	—	(318)	548,584	611,092
Global Unconstrained	459	—	(329)	—	(8)	12,339	12,461
Global Value	44,464	86,889	—	—	(215)	1,123,881	1,255,019
High Income	6,756	—	—	—	(193,598)	(9,508)	(196,350)
International	265,488	832,202	—	—	(703)	1,403,949	2,500,936
International Explorer	11,881	16,732	—	—	(8)	26,051	54,656
International Small-Mid	18,485	81,505	—	—	(325)	691,069	790,734
International Value	232,876	1,928,789	—	—	(1,946)	11,010,161	13,169,880
Mid Cap	—	488,570	—	(20,672)	(477)	1,330,693	1,798,114
Mid Cap Value	8,212	33,039	—	—	(155)	211,666	252,762
Select Equity	584	1,808	—	—	(13)	21,127	23,506
Small Cap	—	74,825	—	(7,456)	(198)	272,708	339,879
Sustainable Emerging Markets	6,611	—	—	—	(141,447)	97,352	(37,484)
Value	4,133	33,152	—	—	(30)	82,752	120,007
Value Income	—	—	—	(1)	(43)	1,760	1,716

*	Other deferred gains and losses relate to (a) distribution payable at year end (b) other items including deferred compensation and capital loss carryforward.

126	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2025, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unexpiring –ST	Unexpiring –LT	Utilized in CY
Developing World	$93,437	$—	$472,659
Floating Rate	97	1,672	—
Global Discovery	—	—	177
High Income	—	175,987	—
Sustainable Emerging Markets(1)	4,240	137,190	4,690
Value Income	—	35	279

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,323 pursuant to Internal Revenue Code Sections 382-383.

(12) Fund Share Activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,543,725	$58,507	2,260,629	$41,103
Advisor Shares	23,086,153	536,187	17,209,611	306,632
Institutional Shares	10,881,892	265,882	9,470,471	173,955
Cost of shares redeemed
Investor Shares	(3,158,114)	(70,981)	(4,782,636)	(83,404)
Advisor Shares	(20,878,801)	(490,749)	(24,979,183)	(448,117)
Institutional Shares	(10,518,001)	(242,326)	(18,139,548)	(322,572)
Net increase (decrease) from fund share transactions
Investor Shares	(614,389)	(12,474)	(2,522,007)	(42,301)
Advisor Shares	2,207,352	45,438	(7,769,572)	(141,485)
Institutional Shares	363,891	23,556	(8,669,077)	(148,617)
Total	1,956,854	$56,520	(18,960,656)	$(332,403)

Artisan Partners Funds | 127

NOTES TO FINANCIAL STATEMENTS

	EMERGING MARKETS DEBT OPPORTUNITIES
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	731,702	$7,665	299,520	$3,077
Advisor Shares	2,972,527	31,050	1,434,347	14,651
Institutional Shares	2,272,662	23,637	2,018,080	20,690
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	48,404	503	38,979	396
Advisor Shares	267,641	2,781	176,170	1,792
Institutional Shares	502,091	5,213	351,850	3,582
Cost of shares redeemed(1)
Investor Shares	(180,265)	(1,857)	(240,227)	(2,455)
Advisor Shares	(836,483)	(8,644)	(233,702)	(2,381)
Institutional Shares	(393,893)	(4,081)	(172,971)	(1,770)
Net increase from fund share transactions
Investor Shares	599,841	6,311	98,272	1,018
Advisor Shares	2,403,685	25,187	1,376,815	14,062
Institutional Shares	2,380,860	24,769	2,196,959	22,502
Total	5,384,386	$56,267	3,672,046	$37,582
Redemption Fees
Investor Shares		1		1
Advisor Shares		1		4
Institutional Shares		— ^		12

(1)	Net of redemption fees.

^	Amount rounds to less than $1

	FLOATING RATE
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	2,408,571	$22,938	1,152,100	$11,131
Advisor Shares	2,210,304	21,064	1,439,602	13,878
Institutional Shares	1,027,183	9,792	1,138,330	10,990
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	137,205	1,307	106,570	1,026
Advisor Shares	222,702	2,122	220,116	2,116
Institutional Shares	268,587	2,559	320,090	3,078
Cost of shares redeemed(1)
Investor Shares	(2,705,661)	(25,715)	(499,829)	(4,803)
Advisor Shares	(1,262,055)	(12,003)	(1,005,725)	(9,656)
Institutional Shares	(879,009)	(8,356)	(659,762)	(6,331)
Net increase from fund share transactions
Investor Shares	(159,885)	(1,470)	758,841	7,354
Advisor Shares	1,170,951	11,183	653,993	6,338
Institutional Shares	416,761	3,995	798,658	7,737
Total	1,427,827	$13,708	2,211,492	$21,429
Redemption Fees
Investor Shares		24		1
Advisor Shares		1		— ^
Institutional Shares		— ^		—

(1)	Net of redemption fees.

^	Amount rounds to less than $1

 128  | Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	FOCUS
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	220,929	$5,220	116,680	$2,405
Advisor Shares	8,125,023	189,133	7,175,067	148,818
Institutional Shares	8,343,090	199,564	6,360,345	133,164
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	217,177	4,793	—	—
Advisor Shares	2,967,663	66,031	—	—
Institutional Shares	1,439,619	32,147	—	—
Cost of shares redeemed
Investor Shares	(475,968)	(11,022)	(1,225,590)	(22,951)
Advisor Shares	(6,949,276)	(163,107)	(10,036,503)	(190,731)
Institutional Shares	(14,712,199)	(356,738)	(9,399,122)	(192,901)
Net increase (decrease) from fund share transactions
Investor Shares	(37,862)	(1,009)	(1,108,910)	(20,546)
Advisor Shares	4,143,410	92,057	(2,861,436)	(41,913)
Institutional Shares	(4,929,490)	(125,027)	(3,038,777)	(59,737)
Total	(823,942)	$(33,979)	(7,009,123)	$(122,196)

	GLOBAL DISCOVERY
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	93,995	$2,044	192,850	$3,688
Advisor Shares	89,564	1,901	143,357	2,762
Institutional Shares	418,287	8,890	150,301	2,884
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	12,646	275	—	—
Advisor Shares	6,470	141	—	—
Institutional Shares	75,656	1,664	—	—
Cost of shares redeemed
Investor Shares	(406,486)	(8,750)	(511,082)	(9,622)
Advisor Shares	(454,287)	(9,789)	(318,321)	(5,954)
Institutional Shares	(2,674,783)	(59,495)	(1,149,526)	(19,573)
Net increase (decrease) from fund share transactions
Investor Shares	(299,845)	(6,431)	(318,232)	(5,934)
Advisor Shares	(358,253)	(7,747)	(174,964)	(3,192)
Institutional Shares	(2,180,840)	(48,941)	(999,225)	(16,689)
Total	(2,838,938)	$(63,119)	(1,492,421)	$(25,815)

Artisan Partners Funds  | 129

NOTES TO FINANCIAL STATEMENTS

	GLOBAL EQUITY
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	787,937	$19,670	82,977	$1,628
Advisor Shares	618,919	15,556	12,320	238
Institutional Shares	145,882	3,114	600,053	11,382
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	350,239	6,816	36,149	626
Advisor Shares	26,739	520	2,708	47
Institutional Shares	485,081	9,580	53,013	931
Cost of shares redeemed
Investor Shares	(1,354,040)	(30,248)	(673,456)	(12,850)
Advisor Shares	(157,738)	(3,904)	(80,869)	(1,608)
Institutional Shares	(2,018,362)	(43,932)	(2,812,400)	(49,698)
Net increase (decrease) from fund share transactions
Investor Shares	(215,864)	(3,762)	(554,330)	(10,596)
Advisor Shares	487,920	12,172	(65,841)	(1,323)
Institutional Shares	(1,387,399)	(31,238)	(2,159,334)	(37,385)
Total	(1,115,343)	$(22,828)	(2,779,505)	$(49,304)

	GLOBAL OPPORTUNITIES
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	626,382	$20,710	822,654	$26,429
Advisor Shares	1,631,001	55,442	2,378,118	77,151
Institutional Shares	17,779,498	605,326	20,529,331	684,447
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,172,374	71,515	554,307	16,042
Advisor Shares	1,425,193	47,630	334,163	9,791
Institutional Shares	3,575,536	121,819	1,039,282	30,950
Cost of shares redeemed
Investor Shares	(5,404,093)	(179,823)	(6,074,937)	(194,959)
Advisor Shares	(5,281,706)	(177,301)	(5,044,757)	(161,436)
Institutional Shares	(30,225,521)	(1,027,476)	(36,861,699)	(1,226,251)
Net increase (decrease) from fund share transactions
Investor Shares	(2,605,337)	(87,598)	(4,697,976)	(152,488)
Advisor Shares	(2,225,512)	(74,229)	(2,332,476)	(74,494)
Institutional Shares	(8,870,487)	(300,331)	(15,293,086)	(510,854)
Total	(13,701,336)	$(462,158)	(22,323,538)	$(737,836)

 130 | Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	GLOBAL UNCONSTRAINED
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	2,631,882	$27,237	1,037,276	$10,518
Advisor Shares	33,984,982	353,915	5,918,584	59,721
Institutional Shares	4,828,947	50,375	660,536	6,660
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	108,716	1,127	32,526	327
Advisor Shares	1,153,780	11,994	352,013	3,527
Institutional Shares	314,579	3,266	214,436	2,140
Cost of shares redeemed(1)
Investor Shares	(1,438,337)	(15,014)	(113,739)	(1,139)
Advisor Shares	(5,840,868)	(60,873)	(1,015,780)	(10,242)
Institutional Shares	(716,616)	(7,456)	(59,306)	(595)
Net increase from fund share transactions
Investor Shares	1,302,261	13,350	956,063	9,706
Advisor Shares	29,297,894	305,036	5,254,817	53,006
Institutional Shares	4,426,910	46,185	815,666	8,205
Total	35,027,065	$364,571	7,026,546	$70,917
Redemption Fees
Investor Shares		1		4
Advisor Shares		2		2
Institutional Shares		— ^		— ^

(1)	Net of redemption fees.

^	Amount rounds to less than $1

	GLOBAL VALUE
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	1,172,805	$29,013	986,048	$21,584
Advisor Shares	4,541,735	112,271	3,291,289	71,160
Institutional Shares	13,071,565	328,993	6,890,935	151,576
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	481,374	10,918	291,866	5,799
Advisor Shares	739,417	16,733	402,727	7,986
Institutional Shares	3,715,301	84,300	2,171,350	43,166
Cost of shares redeemed
Investor Shares	(1,988,631)	(48,788)	(2,139,890)	(44,999)
Advisor Shares	(3,454,592)	(86,183)	(2,941,207)	(63,998)
Institutional Shares	(21,682,358)	(549,667)	(11,588,417)	(249,979)
Net increase (decrease) from fund share transactions
Investor Shares	(334,452)	(8,857)	(861,976)	(17,616)
Advisor Shares	1,826,560	42,821	752,809	15,148
Institutional Shares	(4,895,492)	(136,374)	(2,526,132)	(55,237)
Total	(3,403,384)	$(102,410)	(2,635,299)	$(57,705)

Artisan Partners Funds | 131

NOTES TO FINANCIAL STATEMENTS

	HIGH INCOME
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	27,992,473	$254,822	15,487,168	$137,626
Advisor Shares	137,791,129	1,260,258	148,532,479	1,325,782
Institutional Shares	234,164,290	2,146,524	238,842,629	2,126,920
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,599,142	42,177	5,198,051	46,415
Advisor Shares	24,155,769	221,297	25,720,648	229,790
Institutional Shares	20,630,639	189,079	17,524,078	156,630
Cost of shares redeemed(1)
Investor Shares	(22,552,946)	(206,417)	(35,344,255)	(315,745)
Advisor Shares	(144,369,510)	(1,314,795)	(145,167,624)	(1,292,153)
Institutional Shares	(125,293,498)	(1,143,324)	(140,390,710)	(1,250,709)
Net increase from fund share transactions
Investor Shares	10,038,669	90,582	(14,659,036)	(131,704)
Advisor Shares	17,577,388	166,760	29,085,503	263,419
Institutional Shares	129,501,431	1,192,279	115,975,997	1,032,841
Total	157,117,488	$1,449,621	130,402,464	$1,164,556
Redemption Fees
Investor Shares		38		24
Advisor Shares		212		107
Institutional Shares		227		612

(1)	Net of redemption fees.

	INTERNATIONAL
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	4,805,131	$154,867	2,580,564	$72,252
Advisor Shares	10,091,969	335,301	2,965,904	82,088
Institutional Shares	7,113,883	232,170	7,996,945	223,704
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,721,161	130,587	1,054,796	27,172
Advisor Shares	2,418,450	66,507	527,203	13,507
Institutional Shares	8,165,610	227,086	1,798,773	46,534
Cost of shares redeemed
Investor Shares	(10,913,528)	(338,650)	(14,608,791)	(400,961)
Advisor Shares	(7,975,724)	(252,482)	(6,987,804)	(190,113)
Institutional Shares	(20,885,527)	(649,496)	(19,672,549)	(555,147)
Net increase (decrease) from fund share transactions
Investor Shares	(1,387,236)	(53,196)	(10,973,431)	(301,537)
Advisor Shares	4,534,695	149,326	(3,494,697)	(94,518)
Institutional Shares	(5,606,034)	(190,240)	(9,876,831)	(284,909)
Total	(2,458,575)	$(94,110)	(24,344,959)	$(680,964)

 132 | Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL EXPLORER
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Advisor Shares	12,210,413	$155,177	4,634,193	$54,396
Institutional Shares	7,565,485	102,937	1,945,289	22,115
Net asset value of shares issued in reinvestment of dividends and distributions
Advisor Shares	275,890	3,347	79,668	841
Institutional Shares	50,740	615	28,336	299
Cost of shares redeemed
Advisor Shares	(2,156,698)	(28,176)	(409,487)	(4,661)
Institutional Shares	(1,382,710)	(18,517)	(866,129)	(9,837)
Net increase from fund share transactions
Advisor Shares	10,329,605	130,348	4,304,374	50,576
Institutional Shares	6,233,515	85,035	1,107,496	12,577
Total	16,563,120	$215,383	5,411,870	$63,153

	INTERNATIONAL SMALL-MID
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	569,831	$10,309	2,079,964	$34,184
Advisor Shares	8,636,231	156,873	10,186,802	173,836
Institutional Shares	37,599,347	697,550	39,508,760	689,565
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	84,462	1,511	—	—
Advisor Shares	476,054	8,569	1,583	28
Institutional Shares	1,566,055	28,518	111,228	1,970
Cost of shares redeemed
Investor Shares	(4,744,677)	(84,687)	(8,123,473)	(138,710)
Advisor Shares	(30,401,845)	(544,115)	(20,476,373)	(345,004)
Institutional Shares	(113,107,840)	(2,127,658)	(30,881,179)	(534,566)
Net increase (decrease) from fund share transactions
Investor Shares	(4,090,384)	(72,867)	(6,043,509)	(104,526)
Advisor Shares	(21,289,560)	(378,673)	(10,287,988)	(171,140)
Institutional Shares	(73,942,438)	(1,401,590)	8,738,809	156,969
Total	(99,322,382)	$(1,853,130)	(7,592,688)	$(118,697)

Artisan Partners Funds | 133

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL VALUE
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	9,478,588	$473,750	9,470,387	$442,765
Advisor Shares	72,230,449	3,620,832	59,644,964	2,795,835
Institutional Shares	99,342,243	5,033,135	68,040,589	3,197,211
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,483,525	122,273	2,280,936	103,630
Advisor Shares	8,528,663	419,497	7,195,795	327,592
Institutional Shares	17,076,529	844,417	15,057,881	687,839
Cost of shares redeemed
Investor Shares	(12,061,139)	(615,012)	(13,349,484)	(626,202)
Advisor Shares	(58,751,376)	(2,969,376)	(44,030,638)	(2,057,122)
Institutional Shares	(79,926,394)	(4,054,561)	(66,374,944)	(3,165,926)
Net increase from fund share transactions
Investor Shares	(99,026)	(18,989)	(1,598,161)	(79,807)
Advisor Shares	22,007,736	1,070,953	22,810,121	1,066,305
Institutional Shares	36,492,378	1,822,991	16,723,526	719,124
Total	58,401,088	$2,874,955	37,935,486	$1,705,622

	MID CAP
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	3,205,807	$112,116	3,329,372	$117,517
Advisor Shares	3,270,838	121,512	3,233,312	113,324
Institutional Shares	14,840,844	635,509	7,009,480	292,864
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,432,748	120,764	—	—
Advisor Shares	2,128,127	76,698	—	—
Institutional Shares	5,860,893	253,132	—	—
Cost of shares redeemed
Investor Shares	(13,447,174)	(477,490)	(13,647,685)	(485,712)
Advisor Shares	(9,160,671)	(335,623)	(5,955,369)	(213,333)
Institutional Shares	(30,386,013)	(1,323,303)	(16,226,618)	(687,266)
Net increase (decrease) from fund share transactions
Investor Shares	(6,808,619)	(244,610)	(10,318,313)	(368,195)
Advisor Shares	(3,761,706)	(137,413)	(2,722,057)	(100,009)
Institutional Shares	(9,684,276)	(434,662)	(9,217,138)	(394,402)
Total	(20,254,601)	$(816,685)	(22,257,508)	$(862,606)

 134 | Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	MID CAP VALUE
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	500,213	$7,891	1,010,946	$16,207
Advisor Shares	1,269,532	19,967	2,269,193	35,194
Institutional Shares	10,411,556	163,331	13,197,761	206,592
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	789,690	12,864	3,832,202	56,372
Advisor Shares	520,499	8,416	2,685,677	39,238
Institutional Shares	1,481,461	23,970	5,642,336	82,491
Cost of shares redeemed
Investor Shares	(5,015,026)	(79,159)	(6,000,108)	(95,250)
Advisor Shares	(3,648,374)	(57,208)	(7,096,336)	(109,146)
Institutional Shares	(17,670,692)	(277,344)	(15,153,968)	(238,028)
Net increase (decrease) from fund share transactions
Investor Shares	(3,725,123)	(58,404)	(1,156,960)	(22,671)
Advisor Shares	(1,858,343)	(28,825)	(2,141,466)	(34,714)
Institutional Shares	(5,777,675)	(90,043)	3,686,129	51,055
Total	(11,361,141)	$(177,272)	387,703	$(6,330)

	SELECT EQUITY
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	198,062	$3,308	21,504	$296
Advisor Shares	322,061	5,594	25,509	305
Institutional Shares	284,297	4,620	240,969	3,458
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,304	37	1,049	13
Advisor Shares	1,301	21	717	9
Institutional Shares	41,584	662	17,886	228
Cost of shares redeemed
Investor Shares	(44,356)	(706)	(39,340)	(498)
Advisor Shares	(115,262)	(1,984)	(42,024)	(627)
Institutional Shares	(25,390)	(414)	(9,941)	(139)
Net increase from fund share transactions
Investor Shares	156,010	2,639	(16,787)	(189)
Advisor Shares	208,100	3,631	(15,798)	(313)
Institutional Shares	300,491	4,868	248,914	3,547
Total	664,601	$11,138	216,329	$3,045

Artisan Partners Funds | 135

NOTES TO FINANCIAL STATEMENTS

	SMALL CAP
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	716,463	$25,060	922,931	$29,316
Advisor Shares	1,292,798	45,776	1,637,662	53,700
Institutional Shares	3,929,856	140,327	2,047,850	68,266
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	645,109	23,856	—	—
Advisor Shares	364,826	13,659	—	—
Institutional Shares	599,190	22,997	—	—
Cost of shares redeemed
Investor Shares	(3,286,835)	(115,119)	(4,745,541)	(154,735)
Advisor Shares	(2,962,838)	(105,326)	(2,781,650)	(91,188)
Institutional Shares	(8,779,650)	(318,964)	(13,851,029)	(473,251)
Net increase (decrease) from fund share transactions
Investor Shares	(1,925,263)	(66,203)	(3,822,610)	(125,419)
Advisor Shares	(1,305,214)	(45,891)	(1,143,988)	(37,488)
Institutional Shares	(4,250,604)	(155,640)	(11,803,179)	(404,985)
Total	(7,481,081)	$(267,734)	(16,769,777)	$(567,892)

	SUSTAINABLE EMERGING MARKETS
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	472,250	$9,230	322,922	$5,264
Advisor Shares	5,373,269	116,992	923,399	14,416
Institutional Shares	4,999,703	97,154	3,428,276	54,783
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	9,382	165	3,903	60
Advisor Shares	30,870	544	13,179	202
Institutional Shares	68,427	1,228	23,260	363
Cost of shares redeemed
Investor Shares	(675,714)	(12,959)	(363,910)	(5,971)
Advisor Shares	(441,754)	(8,838)	(863,484)	(13,722)
Institutional Shares	(2,119,275)	(43,703)	(742,630)	(12,658)
Net increase from fund share transactions
Investor Shares	(194,082)	(3,564)	(37,085)	(647)
Advisor Shares	4,962,385	108,698	73,094	896
Institutional Shares	2,948,855	54,679	2,708,906	42,488
Total	7,717,158	$159,813	2,744,915	$42,737

 136 | Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	VALUE
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	201,745	$3,033	386,979	$5,496
Advisor Shares	603,638	9,028	1,401,488	19,521
Institutional Shares	3,222,334	48,547	4,763,117	67,010
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	374,526	5,554	326,064	4,268
Advisor Shares	388,795	5,723	366,399	4,763
Institutional Shares	810,452	11,930	525,506	6,832
Cost of shares redeemed
Investor Shares	(1,088,677)	(16,354)	(1,624,426)	(23,225)
Advisor Shares	(2,452,784)	(36,924)	(2,237,505)	(31,773)
Institutional Shares	(4,101,815)	(61,607)	(3,873,189)	(55,123)
Net increase (decrease) from fund share transactions
Investor Shares	(512,406)	(7,767)	(911,383)	(13,461)
Advisor Shares	(1,460,351)	(22,173)	(469,618)	(7,489)
Institutional Shares	(69,029)	(1,130)	1,415,434	18,719
Total	(2,041,786)	$(31,070)	34,433	$(2,231)

	VALUE INCOME
	Year Ended 9/30/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	2,808	$30	15,985	$151
Advisor Shares	4,987	52	305	3
Institutional Shares	28,466	299	250,053	2,413
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,132	22	2,493	25
Advisor Shares	4,774	50	5,485	55
Institutional Shares	29,942	316	31,642	318
Cost of shares redeemed
Investor Shares	(7,621)	(80)	(8,596)	(87)
Advisor Shares	(29,697)	(316)	(2,406)	(24)
Institutional Shares	(43,621)	(459)	(38,517)	(386)
Net increase (decrease) from fund share transactions
Investor Shares	(2,681)	(28)	9,882	89
Advisor Shares	(19,936)	(214)	3,384	34
Institutional Shares	14,787	156	243,178	2,345
Total	(7,830)	$(86)	256,444	$2,468

(13) Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Artisan Partners Funds | 137

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of Artisan Partners Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of Artisan Emerging Markets Debt Opportunities Fund and Artisan Global Unconstrained Fund (two of the funds comprising Artisan Partners Funds, Inc. (“Artisan Partners Funds”)), including the consolidated schedules of investments, as of September 30, 2025, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the ” consolidated financial statements”). We have also audited the accompanying statements of assets and liabilities of Artisan Developing World Fund, Artisan Floating Rate Fund, Artisan Focus Fund, Artisan Global Discovery Fund, Artisan Global Equity Fund, Artisan Global Opportunities Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Explorer Fund, Artisan International Small-Mid Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Select Equity Fund, Artisan Small Cap Fund, Artisan Sustainable Emerging Markets Fund, Artisan Value Fund and Artisan Value Income Fund (nineteen of the funds comprising Artisan Partner Funds), including the schedules of investments, as of September 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the funds comprising Artisan Partners Funds, Inc. at September 30, 2025, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising Artisan Partners Funds, Inc.	Statements of operations*	Statements of changes in net assets*	Financial highlights*

Artisan Developing World Fund

Artisan Focus Fund

Artisan Global Discovery Fund

Artisan Global Equity Fund

Artisan Global Opportunities Fund

Artisan Global Value Fund

Artisan High Income Fund

Artisan International Fund

Artisan International Small-Mid Fund

Artisan International Value Fund

Artisan Mid Cap Fund

Artisan Mid Cap Value Fund

Artisan Select Equity Fund

Artisan Small Cap Fund

Artisan Sustainable Emerging Markets Fund

Artisan Value Fund

	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the five years in the period ended September 30, 2025
Artisan Emerging Markets Debt Opportunities Fund	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the three years in the period ended September 30, 2025 and for the period from April 7, 2022 (commencement of operations) through September 30, 2022

138	Artisan Partners Funds

Funds comprising Artisan Partners Funds, Inc.	Statements of operations*	Statements of changes in net assets*	Financial highlights*
Artisan Floating Rate Fund	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the three years in the period ended September 30, 2025 and for the period from December 1, 2021 (commencement of operations) through September 30, 2022
Artisan Global Unconstrained Fund	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the three years in the period ended September 30, 2025 and for the period from March 31, 2022 (commencement of operations) through September 30, 2022
Artisan International Explorer Fund	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the three years in the period ended September 30, 2025 and for the period from May 16, 2022 (commencement of operations) through September 30, 2022
Artisan Value Income Fund	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the three years in the period ended September 30, 2025 and for the period from February 28, 2022 (commencement of operations) through September 30, 2022

* Consolidated statements of operations and changes in net assets and consolidated financial highlights with respect to Artisan Emerging Markets Debt Opportunities Fund and Artisan Global Unconstrained Fund

Basis for Opinion

These financial statements are the responsibility of Artisan Partners Funds’ management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to Artisan Partners Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Artisan Partners Funds is not required to have, nor were we engaged to perform, an audit of Artisan Partners Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of Artisan Partners Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis,

Artisan Partners Funds	139

evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers, counterparties and agent banks; when replies were not received from brokers, counterparties and agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Artisan Partners Funds investment companies since 2003.

New York, New York

November 26, 2025

140	Artisan Partners Funds

OTHER FEDERAL TAX INFORMATION (Unaudited)

The Internal Revenue Code requires that shareholders be notified of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only. Every year in January, shareholders are sent a Form 1099-DIV which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investing in the Funds.

Each Fund hereby designates the following amounts as (i) long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares, in thousands), (ii) the amount of ordinary dividends paid during the year ended September 30, 2025 that are considered qualified dividend income as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, and (iii) the amount of ordinary dividends paid during the year ended September 30, 2025 that are eligible for the dividends received deduction available to certain corporate shareholders.

Fund	Long-Term Capital Gains	Qualified Dividend Income	Dividends Received Deduction
Developing World	$—	N/A	N/A
Emerging Markets Debt Opportunities	414	N/A	N/A
Floating Rate	—	N/A	N/A
Focus	4,607	6.88%	5.98%
Global Discovery	8,152	N/A	N/A
Global Equity	17,342	30.22	4.07
Global Opportunities	349,852	48.91	17.47
Global Unconstrained	343	0.93	N/A
Global Value	110,871	100.00	40.73
High Income	—	0.04	0.04
International	451,807	97.95	N/A
International Explorer	2,731	100.00	N/A
International Small-Mid	72,210	100.00	0.02
International Value	888,845	100.00	N/A
Mid Cap	688,209	N/A	N/A
Mid Cap Value	73,684	100.00	100.00
Select Equity	440	100.00	100.00
Small Cap	98,261	N/A	N/A
Sustainable Emerging Markets	—	100.00	N/A
Value	24,151	100.00	76.29
Value Income	—	100.00	90.57

Artisan Partners Funds	141

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of September 30, 2025. That information will vary with changes in a Fund’s portfolio investments.

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry in this report, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources for most Funds and FactSet Research Systems, Inc. (to the extent available) as a secondary source for this information. The Adviser uses the Sustainable Industry Classification System (“SICS®”), developed by the Sustainability Accounting Standards Board (“SASB”), as the primary source with respect to Sustainable Emerging Markets Fund. The Adviser assigns debt securities in accordance with the classifications developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the Adviser determines that a different classification is more appropriate, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and/or other publicly available information. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks (Unaudited)

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (MSCI) and Standard & Poor’s Financial Services, LLC (S&P). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaim all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of such damages.

The Sustainable Industry Classification System (SICS®) is the exclusive intellectual property of Sustainability Accounting Standards Board (SASB).

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”), and may not be used without BofA’s prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and, along with the ICE BofA trademarks, has been licensed for use by Artisan Partners Limited Partnership. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See www.artisanpartners.com/ice-data.html for a full copy of the Disclaimer.

142	Artisan Partners Funds

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

None.

ITEM 9. PROXY DISCLOSURES

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

See Statements of Operations in Item 7.

Artisan Partners Funds	143

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

(Unaudited)

Artisan Partners is responsible for management of the Funds’ (as defined below) investment portfolios and for overall management of the Funds’ business and affairs pursuant to an investment advisory agreement (the “Advisory Agreement”) between Artisan Partners Funds and Artisan Partners. With respect to each Fund, the Advisory Agreement, after an initial two-year term, may be continued from year to year only so long as the continuation is approved at least annually (a) by the vote of a majority of the directors of Artisan Partners Funds who are not “interested persons” of Artisan Partners Funds or Artisan Partners (the “independent directors”), and (b) by the board of directors or by the vote of a majority (as defined in the Investment Company Act of 1940, as amended) of the outstanding shares of the Fund.

The directors of Artisan Partners Funds held a meeting on May 7, 2025 (the “May Meeting”), at which they gave preliminary consideration to information bearing on the continuation of the Advisory Agreement with respect to each of Artisan Developing World Fund, Artisan Emerging Markets Debt Opportunities Fund, Artisan Floating Rate Fund, Artisan Focus Fund, Artisan Global Discovery Fund, Artisan Global Equity Fund, Artisan Global Opportunities Fund, Artisan Global Unconstrained Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Explorer Fund, Artisan International Small-Mid Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Select Equity Fund, Artisan Small Cap Fund, Artisan Sustainable Emerging Markets Fund, Artisan Value Fund and Artisan Value Income Fund (each, a “Fund,” and, together, the “Funds”) for the period from July 1, 2025 through June 30, 2026. The primary purpose of the May Meeting was to allow the directors ample opportunity to consider matters they deemed relevant in connection with the continuation of the Advisory Agreement (including the information provided relating to their review of the Advisory Agreement, in addition to materials they reviewed at meetings over the course of the preceding year), and to request any additional information they considered reasonably necessary to their deliberations.

At their regular quarterly meeting held on June 3, 2025 (the “June Meeting”), the directors, including the independent directors, considered and unanimously approved the continuation through June 30, 2026 of the Advisory Agreement with respect to each of the Funds. The independent directors were assisted in their evaluation of the Advisory Agreement and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the contract review meetings.

Prior to the May Meeting, independent counsel to the independent directors sent to Artisan Partners requests for information to be provided to the directors in connection with their consideration of the Advisory Agreement. Artisan Partners provided materials to the directors in response to those requests as well as other information Artisan Partners believed was useful in evaluating the approval of the Advisory Agreement. Artisan Partners provided a report (the “Broadridge Report”) prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) that included information relating to each Fund’s fees and expenses compared to the fees and expenses of a relatively small peer group (the “Broadridge Peer Group”) and a larger peer universe of mutual funds (the “Broadridge Universe”) selected by Broadridge. The Broadridge Report also contained information comparing each Fund’s investment performance to the performance of a relatively small performance peer group selected by Artisan Partners using a methodology developed by Artisan Partners in consultation with the independent directors, and to the performance of the Fund’s Broadridge Universe (and, in the case of Artisan Value Income Fund, Artisan International Value Fund, and Artisan Select Equity Fund to the performance of peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification used by Broadridge to compile the Broadridge Universes (the “Supplemental Universes”)).

The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Advisory Agreement. The directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the independent directors and Artisan Partners, that certain aspects of such arrangements may receive greater scrutiny from the directors in some years than in others and that the directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

In evaluating the Advisory Agreement, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations; the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds; the management fee rates payable by each Fund; the total expense ratios of each class of shares of the Funds; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by Artisan Partners from its relationship with the Funds. In addition to the third-party reports by Broadridge and the memorandum from independent counsel, the directors reviewed information provided and presented at or prior to the May Meeting and the June Meeting, concerning, among other things, the following:

●	Artisan Partners’ organization and operations, financial condition and stability and ownership structure;

144	Artisan Partners Funds

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

●	Artisan Partners’ personnel and business and financial model and methods, including Artisan Partners’ assessment of its ability to attract and retain capable personnel, including with respect to incentive compensation offered to such personnel, Artisan Partners’ workforce diversity and inclusion practices and Artisan Partners’ succession planning processes with respect to, among other areas, the leadership of the Funds’ portfolio management teams and the senior management of Artisan Partners; Artisan Partners’ research, including with respect to its acquisition and use of traditional and alternative data, and decision-making processes; the adequacy and sophistication of technology and systems with respect to investment and administrative matters, including the use of and reliance on vendors in connection with the management or operations of the Funds; and Artisan Partners’ views on the effects of the evolving competitive landscape of the asset management industry, and certain industry and regulatory developments, on the Funds’ and/or Artisan Partners’ business;

●	The terms of the Advisory Agreement, including the scope of services performed by Artisan Partners; and how the services performed by Artisan Partners under the Advisory Agreement differ from those performed for other investment companies and accounts;

●	Each Fund’s short- and long-term investment performance (including past 1-, 3-, 5- and 10-year and since-inception periods, as applicable), including performance attribution and rolling 5-year excess return information for certain Funds and performance comparisons for various time periods with (a) other Artisan Partners client accounts managed with similar investment objectives, (b) other mutual funds having similar investment objectives and (c) appropriate market indices;

●	Information on each Fund’s redemption rates relative to other accounts managed by Artisan Partners, including separate account strategies, and appropriate industry peer groups;

●	Any litigation pending, threatened or settled involving Artisan Partners, and the results of any inspections, investigations or examinations thereof by the SEC or other governmental or regulatory authorities since January 1, 2024;

●	Information regarding fee arrangements, including a comparison of the total expense ratio of each share class of each Fund with other mutual funds; the structure of the management fees, including the method of computing fees and the frequency of payment of fees and Artisan Partners’ process for determining proposed management fee rates for new funds; a comparison of the management fees with fees charged by other investment advisers for managing mutual funds with similar investment objectives; information regarding expense limitation arrangements and effective annual management fee rates for each of the Funds for the calendar year ended December 31, 2024; the expenses other than management fees that the Funds bear, either at the level of the Fund as a whole or on a class-specific basis; and Artisan Partners’ assessment of the reasonableness and current competitiveness of the Funds’ management fee rates and total expense ratios;

●	Artisan Partners’ assessment of whether it is realizing economies of scale in providing services to the Funds and, if so, whether, how and, if quantifiable, to what extent the economies of scale are shared with the Funds, and the adequacy of existing breakpoints (reduced fee levels on assets in excess of stated thresholds) in advisory fees and whether further breakpoints are appropriate;

●	A comparison of the fee arrangements for the Funds with fees charged by Artisan Partners for subadvising other U.S. mutual funds and for managing other accounts, Artisan Partners’ philosophy regarding management fees charged to such sub-advised clients as compared to Funds with substantially similar investment strategies, including regarding initial fee rates and fee waivers and/or reductions, and trends in fees charged by Artisan Partners for such services;

●	Information regarding third-party intermediary and service arrangements and related payments by the Funds and Artisan Partners;

●	Potential “fall-out” benefits to Artisan Partners or its affiliates from their relationships with the Funds, in addition to advisory fees, including any benefits to Artisan Partners or its affiliates in selling other products, and the method of estimating the value of any such benefits;

●	Matters relating to brokerage and portfolio transactions, including Artisan Partners’ practices regarding selection of brokers and dealers to execute portfolio transactions and regarding negotiation of commission rates and allocation of brokerage for research and other services;

●	The estimated profitability to Artisan Partners of its relationship with each Fund on both a pre-tax and post-tax basis for calendar years 2022, 2023, and 2024; and the assumptions and allocation methodologies utilized for such profitability analysis;

●	Potential for conflicts of interest between the Funds and Artisan Partners or its other clients and circumstances and actions addressing or bearing on potential conflicts of interest;

●	Legal, compliance and related matters, including Artisan Partners’ programs for monitoring compliance with federal and state securities and other applicable laws and regulations, the investment policies and restrictions of

Artisan Partners Funds	145

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

the Funds and Subchapter M of the Internal Revenue Code; and information regarding personnel who perform significant legal and compliance services for the Funds;

●	Artisan Partners’ risk assessment and risk management processes;

●	Artisan Partners’ cybersecurity framework and Artisan Partners’ approach to monitoring the cybersecurity systems of the Funds’ key service providers with respect to the services provided to the Funds;

●	Artisan Partners’ views on environmental, social and governance (“ESG”) investing, and, where applicable, sustainability considerations, including the extent to which and how Artisan Partners’ investment teams incorporate such factors into the investment process with the goal of helping enhance risk-adjusted portfolio returns; and

●	Artisan Partners’ business continuity and disaster recovery procedures.

Following the May Meeting and executive sessions with their independent counsel, the independent directors requested certain follow-up information from Artisan Partners. Artisan Partners provided this follow-up information prior to the June Meeting. At the June Meeting, Artisan Partners presented certain additional information to the directors regarding the Funds, and the independent directors and their independent counsel reviewed with the full board the information discussed at the May Meeting and during their executive sessions. The directors then considered whether any further discussion or review was necessary, concluding that the information reviewed by the independent directors prior to and at the June Meeting provided a sufficient basis for taking action on the continuation of the Advisory Agreement with respect to each Fund for an additional year. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds were appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreement. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. With respect to each Fund, the directors concluded that the Fund’s performance (including absolute performance and, where applicable, outperformance of peers and relevant benchmarks over long-term periods) or other relevant factors supported continuation of the Fund’s advisory arrangements under the Advisory Agreement. In the case of each Fund that had performance that lagged that of a peer group or benchmark for certain (although not necessarily all) periods, the directors concluded that other factors relevant to performance supported continuation of the advisory arrangements. These factors included any or all of the following: (1) that underperformance was attributable, to a significant extent, to investment decisions (such as security selection, sector allocation or risk mitigation) by Artisan Partners that were reasonable and consistent with the Fund’s investment objective, strategies and policies; (2) that the Fund’s more recent or long-term performance, as applicable, was competitive when compared to relevant performance benchmarks or peer groups; and (3) the resources Artisan Partners made available to such Funds’ investment teams. The directors also considered Artisan Partners’ explanations of the Funds’ investment styles and their comparability to those of other funds in the Funds’ peer groups, including the Supplemental Universes.

The costs of the services and profitability of Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners, and the estimated profitability it realizes, are reasonable in relation to the nature and quality of services provided with respect to each Fund, based on the assumptions and methodology for calculating such costs and profitability presented to the directors by Artisan Partners.

Comparisons of the services rendered and the amounts payable under the Advisory Agreement with those under other investment advisory agreements. The directors concluded that the fees payable by the Funds to Artisan Partners are reasonable in relation to the nature and quality of the services provided. In reaching this conclusion, the directors compared the fees payable by the Funds to the fees paid by other mutual funds that are in the same Broadridge Peer Groups and Broadridge Universes (or Supplemental Universes, as applicable). The directors also considered the fees Artisan Partners receives from, and the scope of services it provides to, other Artisan Partners clients, including its private funds, separate account clients and UCITS funds, and the U.S. mutual funds and collective investment trust portfolios for which it serves as sub-adviser, noting the significantly broader scope of services that Artisan Partners provides to the Funds as compared to the other types of clients. In reaching their conclusion, among the various factors considered, the directors also took into account the costs and risks assumed by Artisan Partners in connection with launching and maintaining publicly-offered mutual funds, and how those costs and risks differ from those associated with other components of Artisan Partners’ business.

In addition, the directors noted that Artisan Partners has contractually agreed to maintain or modify, as applicable, certain expense limitations through January 31, 2027 for Artisan Emerging Market Debt Opportunities Fund (Investor, Advisor and Institutional Shares), Artisan Floating Rate Fund (Investor, Advisor and Institutional Shares), Artisan Focus Fund (Investor Shares), Artisan Global Discovery Fund (Investor, Advisor and Institutional Shares), Artisan Global Equity Fund (Investor, Advisor and Institutional Shares), Artisan Global Unconstrained Fund (Investor, Advisor and Institutional Shares), Artisan International Explorer Fund (Investor, Advisor and Institutional Shares), Artisan Select Equity Fund (Investor, Advisor and Institutional Shares), Artisan Sustainable Emerging Markets Fund (Investor, Advisor and Institutional Shares), Artisan Value Fund (Investor, Advisor and Institutional Shares) and Artisan Value Income Fund (Investor, Advisor and Institutional Shares).

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors concluded that the shareholders of Artisan Developing World Fund, Artisan Focus Fund, Artisan Global Opportunities Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International

146	Artisan Partners Funds

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Small-Mid Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund and Artisan Value Fund have appropriately benefited from economies of scale under the management fee structures of their advisory arrangements. The directors concluded that the shareholders of each of Artisan Floating Rate Fund, Artisan International Explorer Fund, Artisan Emerging Markets Debt Opportunities Fund, Artisan Global Unconstrained Fund, Artisan Value Income Fund, Artisan Global Discovery Fund, Artisan Global Equity Fund, Artisan Select Equity Fund and Artisan Sustainable Emerging Markets Fund would likely benefit from economies of scale if the Fund’s assets reach the level at which it will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreement.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, in addition to the services provided by Artisan Partners pursuant to the Advisory Agreement and the management fees to be paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded the primary fall-out benefits include (1) the potential conversion of Fund shareholders to separate account clients of Artisan Partners, and the ability otherwise to attract new clients and investment talent to Artisan Partners, (2) the acquisition of research products and services by Artisan Partners, for the benefit of its clients including the Funds, in return for brokerage commissions paid by the Funds (“soft dollars”), (3) reputational benefits as a result of its association with the Funds and (4) the ability of Artisan Partners to leverage its relationships with service providers to obtain favorable terms for its clients. The directors concluded that the Funds could benefit from potential institutional shareholders who might choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of research obtained through soft dollars generated with respect to its other clients, and from reputational benefits as a result of their association with Artisan Partners.

At the conclusion of the foregoing discussions, the board approved the Advisory Agreement for the period from July 1, 2025 through June 30, 2026 for each Fund by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

Artisan Partners Funds	147

(b)	The registrant’s Financial Highlights are attached herewith.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Proxy Disclosures under Item 7(a) of this Form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract under Item 7(a) of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 16.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)	Code of Ethics for Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1).

(2)	Not applicable.

(3)	Certifications of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(3)(i) and (a)(3)(ii).

(4)	Not applicable.

(5)	Not applicable.

(b)	Certification of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	December 5, 2025

By:	/s/ Shannon K. Jagodinski
Shannon K. Jagodinski
Principal Financial Officer

Date:	December 5, 2025